UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06200

Schwab Investments – Schwab Taxable Bond Funds and Schwab Municipal Bond Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Investments

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

Item 1: Report(s) to Shareholders.

Semiannual Report | February 29, 2024
Schwab Taxable Bond Funds

Schwab Treasury Inflation
Protected Securities Index Fund
Schwab U.S. Aggregate
Bond Index Fund
Schwab Short-Term
Bond Index Fund

No Action Required – Notice Regarding Shareholder Report Delivery
Beginning on July 24, 2024, fund shareholder reports will be streamlined to highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will not appear in the streamlined shareholder reports but will available online and delivered free of charge upon request.

• If you already receive the full shareholder reports, you will receive the streamlined shareholder reports in the same way that you currently receive the full shareholder reports (either in paper or electronically).

• If you currently receive a notification when a shareholder report is available on a fund’s website, beginning July 24, 2024, you will begin to receive the streamlined shareholder report (in paper).

This page is intentionally left blank.

Three ways for investors to include bonds in an asset allocation strategy.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
Schwab Taxable Bond Funds | Semiannual Report1

Schwab Taxable Bond Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Returns for the 6 Months Ended February 29, 2024
Schwab Treasury Inflation Protected Securities Index Fund (Ticker Symbol: SWRSX)	1.81%
Bloomberg US Aggregate Bond Index[1]	2.35%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM	1.85%
Fund Category: Morningstar Inflation Protected Bond[2]	2.02%
Performance Details	pages 4-5

Schwab U.S. Aggregate Bond Index Fund (Ticker Symbol: SWAGX)	2.40%
Bloomberg US Aggregate Bond Index	2.35%
Fund Category: Morningstar Intermediate Core Bond[2]	2.47%
Performance Details	pages 6-7

Schwab Short-Term Bond Index Fund (Ticker Symbol: SWSBX)	2.61%
Bloomberg US Aggregate Bond Index[1]	2.35%
Bloomberg US Government/Credit 1-5 Year Index	2.67%
Fund Category: Morningstar Short-Term Bond[2]	3.32%
Performance Details	pages 8-9
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Treasury Inflation Protected Securities (TIPS) are inflation-linked securities issued by the U.S. Government whose principal value is adjusted periodically in accordance with the rise and fall in the inflation rate. Thus, the dividend amount payable is also impacted by variations in the inflation rate, as it is based upon the principal value of the bond. It may fluctuate up or down. Repayment at maturity is guaranteed by the U.S. Government and may be adjusted for inflation to become the greater of the original face amount at issuance or that face amount plus an adjustment for inflation. Treasury Inflation-Protected Securities are guaranteed by the U.S. Government, but inflation-protected bond funds do not provide such a guarantee.
Index ownership — Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
1
In anticipation of new regulatory requirements, the fund’s regulatory index has changed to the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the second index listed. The fund does not seek to track the regulatory index.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
2Schwab Taxable Bond Funds | Semiannual Report

Schwab Taxable Bond Funds
Fund Management

Matthew Hastings, CFA, Managing Director and Head of Bond Strategies for Schwab Asset Management,
leads the portfolio management team for the Schwab Taxable Bond Funds and Schwab Fixed-Income ETFs.
He also has overall responsibility for all aspects of the management of the funds. Prior to joining Schwab in
1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Hung, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of each of the funds, except for the Schwab Treasury Inflation Protected Securities Index
Fund. He is primarily responsible for the management and oversight of corporate bonds within the taxable bond strategies, with additional responsibility for managing municipal bond index strategies. Mr. Hung has been a portfolio manager with Schwab Asset Management since 2005 and prior to that, served in various roles as an associate portfolio manager and trader since 1999. In 1998, he joined Charles Schwab & Co.’s management training program and worked as a clerk on the options trading floor of the Pacific Coast Stock
Exchange.

Mark McKissick, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2016, Mr. McKissick worked at Denver
Investments for 17 years, most recently as a director of fixed income and portfolio manager. In this role he co-managed multiple bond strategies, as well as oversaw the firm’s fixed-income business including the investment process, client service, and other administrative functions. He also served as a credit/security analyst from 1999 to 2005. Prior to that, he worked as a senior research analyst with Hotchkis & Wiley, a portfolio manager at Payden & Rygel, and a vice president in fixed income at Salomon Brothers.

Alfonso Portillo, Jr., Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond Index Fund. His primary focus is securitized products. Prior to joining Schwab in 2007, Mr. Portillo worked for ten years at Pacific Investment Management
Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

Schwab Taxable Bond Funds | Semiannual Report3

Schwab Treasury Inflation Protected Securities Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Returns1
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab Treasury Inflation Protected Securities Index Fund (3/31/06)	1.81%	2.47%	2.63%	1.98%
Bloomberg US Aggregate Bond Index[2]	2.35%	3.33%	0.56%	1.43%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM	1.85%	2.51%	2.69%	2.08%
Fund Category: Morningstar Inflation Protected Bond[3]	2.02%	2.82%	2.50%	1.69%
Fund Expense Ratio[4]: 0.05%

Yields1
30-Day SEC Yield	0.54%[5]
12-Month Distribution Yield	3.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership — Bloomberg® and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Treasury Inflation Protected Securities Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Treasury Inflation Protected Securities Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM to the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM. The fund does not seek to track the regulatory index.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus.
5
The fund’s yields, including the SEC Yield, are adjusted monthly based on changes in the rate of inflation and these changes can cause the yield to vary substantially from month to month. Exceptionally high yield is attributable to the rise in inflation rate and might not be repeated. Exceptionally low or negative yield is attributable to the fall in inflation rate and might not be repeated.
4Schwab Taxable Bond Funds | Semiannual Report

Schwab Treasury Inflation Protected Securities Index Fund
Performance and Fund Facts as of February 29, 2024

Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type1

Weighted Average Maturity[3]	7.4 Yrs
Weighted Average Duration[3]	6.8 Yrs
By Credit Quality4

Portfolio holdings may have changed since the report date.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Treasury Inflation Protected Securities (TIPS) are inflation-linked securities issued by the U.S. Government whose principal value is adjusted periodically in accordance with the rise and fall in the inflation rate. Thus, the dividend amount payable is also impacted by variations in the inflation rate, as it is based upon the principal value of the bond. It may fluctuate up or down. Repayment at maturity is guaranteed by the U.S. Government and may be adjusted for inflation to become the greater of the original face amount at issuance or that face amount plus an adjustment for inflation. Treasury Inflation-Protected Securities are guaranteed by the U.S. Government, but inflation-protected bond funds do not provide such a guarantee.
1
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
See Glossary for definitions of maturity and duration.
4
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
Schwab Taxable Bond Funds | Semiannual Report5

Schwab U.S. Aggregate Bond Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Returns1
Fund and Inception Date	6 months	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Aggregate Bond Index Fund (2/23/17)	2.40%	3.33%	0.46%	0.85%
Bloomberg US Aggregate Bond Index	2.35%	3.33%	0.56%	0.97%
Fund Category: Morningstar Intermediate Core Bond[2]	2.47%	3.50%	0.55%	N/A
Fund Expense Ratio[3]: 0.04%

Yields1
30-Day SEC Yield	4.38%
12-Month Distribution Yield	3.39%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership — Bloomberg® and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus.
6Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Performance and Fund Facts as of February 29, 2024

Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type1

Weighted Average Maturity[4]	8.5 Yrs
Weighted Average Duration[4]	6.1 Yrs
By Credit Quality5

Portfolio holdings may have changed since the report date.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
2
The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 2.1% of net assets on February 29, 2024.
3
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
4
See Glossary for definitions of maturity and duration.
5
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
6
Less than 0.05%.
Schwab Taxable Bond Funds | Semiannual Report7

Schwab Short-Term Bond Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Returns1
Fund and Inception Date	6 months	1 Year	5 Years	Since Inception
Fund: Schwab Short-Term Bond Index Fund (2/23/17)	2.61%	4.43%	1.24%	1.26%
Bloomberg US Aggregate Bond Index[2]	2.35%	3.33%	0.56%	0.97%
Bloomberg US Government/Credit 1-5 Year Index	2.67%	4.54%	1.33%	1.36%
Fund Category: Morningstar Short-Term Bond[3]	3.32%	5.33%	1.72%	N/A
Fund Expense Ratio[4]: 0.06%

Yields1
30-Day SEC Yield	4.63%
12-Month Distribution Yield	3.37%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership — Bloomberg® and Bloomberg US Government/Credit 1-5 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term Bond Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Government/Credit 1-5 Year Index to the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Government/Credit 1-5 Year Index. The fund does not seek to track the regulatory index.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus.
8Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Performance and Fund Facts as of February 29, 2024

Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type1

Weighted Average Maturity[3]	2.9 Yrs
Weighted Average Duration[3]	2.6 Yrs
By Credit Quality4

Portfolio holdings may have changed since the report date.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
See Glossary for definitions of maturity and duration.
4
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
Schwab Taxable Bond Funds | Semiannual Report9

Schwab Taxable Bond Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2023 and held through February 29, 2024.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 9/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 2/29/24	EXPENSES PAID DURING PERIOD 9/1/23-2/29/24 [2]
Schwab Treasury Inflation Protected Securities Index Fund
Actual Return	0.05%	$1,000.00	$1,018.10	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.61	$0.25
Schwab U.S. Aggregate Bond Index Fund
Actual Return	0.04%	$1,000.00	$1,024.00	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.66	$0.20
Schwab Short-Term Bond Index Fund
Actual Return	0.06%	$1,000.00	$1,026.10	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.57	$0.30

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days in the period, and divided by 366 days in the fiscal year.

10Schwab Taxable Bond Funds | Semiannual Report

Schwab Treasury Inflation Protected Securities Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 2/29/24*	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19
Per-Share Data
Net asset value at beginning of period	$10.17	$11.27	$12.70	$12.33	$11.50	$10.97
Income (loss) from investment operations:
Net investment income (loss)[1]	0.08	0.30	0.90	0.59	0.12	0.25
Net realized and unrealized gains (losses)	0.10	(0.72)	(1.64)	0.07	0.88	0.55
Total from investment operations	0.18	(0.42)	(0.74)	0.66	1.00	0.80
Less distributions:
Distributions from net investment income	(0.18)	(0.59)	(0.67)	(0.28)	(0.17)	(0.27)
Distributions from net realized gains	—	(0.09)	(0.02)	(0.01)	—	—
Total distributions	(0.18)	(0.68)	(0.69)	(0.29)	(0.17)	(0.27)
Net asset value at end of period	$10.17	$10.17	$11.27	$12.70	$12.33	$11.50
Total return	1.81%[2]	(3.67%)	(6.04%)	5.48%	8.88%	7.42%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%[3]	0.05%[4]	0.05%[4]	0.05%	0.05%	0.05%
Net investment income (loss)	1.53%[3]	2.92%	7.50%	4.83%	1.05%	2.27%
Portfolio turnover rate	17%[2]	44%	37%	25%	29%	25%
Net assets, end of period (x 1,000,000)	$2,588	$2,590	$2,750	$2,397	$1,429	$923

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Taxable Bond Funds | Semiannual Report11

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed-rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable-rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.8% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.13%, 04/15/25	65,227,565	63,626,224
0.38%, 07/15/25	89,519,247	87,613,344
0.13%, 10/15/25	79,359,179	77,043,871
0.63%, 01/15/26	75,365,239	73,312,344
2.00%, 01/15/26	35,907,926	35,828,168
0.13%, 04/15/26	61,292,702	58,757,525
0.13%, 07/15/26	75,116,020	72,043,023
0.13%, 10/15/26	84,823,686	80,973,248
0.38%, 01/15/27	69,951,948	66,774,304
2.38%, 01/15/27	34,719,420	35,061,810
0.13%, 04/15/27	86,653,188	81,698,993
0.38%, 07/15/27	77,123,751	73,400,363
1.63%, 10/15/27	86,895,808	86,153,804
0.50%, 01/15/28	78,762,316	74,531,646
1.75%, 01/15/28	32,643,342	32,402,307
1.25%, 04/15/28	85,813,304	83,371,970
3.63%, 04/15/28	33,420,738	35,592,083
0.75%, 07/15/28	68,560,030	65,471,671
2.38%, 10/15/28	88,296,126	90,393,025
0.88%, 01/15/29	58,801,548	56,028,911
2.50%, 01/15/29	30,139,053	30,994,373
3.88%, 04/15/29	38,773,788	42,460,708
0.25%, 07/15/29	69,477,766	63,944,208
0.13%, 01/15/30	78,483,700	70,805,641
0.13%, 07/15/30	86,903,201	78,041,269
0.13%, 01/15/31	89,946,233	79,753,260
0.13%, 07/15/31	91,913,214	81,121,485
0.13%, 01/15/32	100,343,743	87,403,440
3.38%, 04/15/32	13,956,160	15,446,370
0.63%, 07/15/32	104,113,528	94,187,588
1.13%, 01/15/33	101,590,860	95,088,841
1.38%, 07/15/33	99,316,223	95,136,736
1.75%, 01/15/34	37,708,161	37,171,007
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 02/15/40	18,206,711	18,465,207
2.13%, 02/15/41	26,348,210	26,739,842
0.75%, 02/15/42	42,700,067	34,150,069
0.63%, 02/15/43	33,534,664	25,757,531
1.38%, 02/15/44	46,127,995	40,461,483
0.75%, 02/15/45	50,765,714	38,935,614
1.00%, 02/15/46	26,147,907	20,941,288
0.88%, 02/15/47	32,029,545	24,739,093
1.00%, 02/15/48	23,289,176	18,354,260
1.00%, 02/15/49	21,818,196	17,138,355
0.25%, 02/15/50	32,975,967	20,811,706
0.13%, 02/15/51	33,192,796	19,870,590
0.13%, 02/15/52	38,480,094	22,692,267
1.50%, 02/15/53	36,801,082	32,176,635
2.13%, 02/15/54	18,895,358	19,121,961
Total Treasuries (Cost $2,797,549,100)		2,581,989,461

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (a)	1,913,725	1,913,725
Total Short-Term Investments (Cost $1,913,725)		1,913,725
Total Investments in Securities (Cost $2,799,462,825)		2,583,903,186

(a)	The rate shown is the annualized 7-day yield.
See financial notes
12Schwab Taxable Bond Funds | Semiannual Report

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$2,581,989,461	$—	$2,581,989,461
Short-Term Investments[1]	1,913,725	—	—	1,913,725
Total	$1,913,725	$2,581,989,461	$—	$2,583,903,186

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Taxable Bond Funds | Semiannual Report13

Schwab Treasury Inflation Protected Securities Index Fund
Statement of Assets and Liabilities

As of February 29, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $2,799,462,825)		$2,583,903,186
Receivables:
Investments sold		18,177,767
Interest		4,597,223
Fund shares sold		2,321,864
Dividends	+	7,236
Total assets		2,609,007,276

Liabilities
Payables:
Investments bought		19,138,508
Fund shares redeemed		2,256,807
Investment adviser fees	+	101,448
Total liabilities		21,496,763
Net assets		$2,587,510,513

Net Assets by Source
Capital received from investors		$3,001,868,598
Total distributable loss	+	(414,358,085)
Net assets		$2,587,510,513

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,587,510,513		254,444,184		$10.17

See financial notes
14Schwab Taxable Bond Funds | Semiannual Report

Schwab Treasury Inflation Protected Securities Index Fund
Statement of Operations

For the period September 1, 2023 through February 29, 2024; unaudited
Investment Income
Interest received from securities - unaffiliated		$20,056,832 *
Dividends received from securities - unaffiliated	+	34,661
Total investment income		20,091,493

Expenses
Investment adviser fees		635,760
Total expenses	–	635,760
Net investment income		19,455,733

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(40,895,404)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	67,585,490
Net realized and unrealized gains		26,690,086
Increase in net assets resulting from operations		$46,145,819

*	See financial note 2(b), Inflation-Protected Securities, for additional information.
See financial notes
Schwab Taxable Bond Funds | Semiannual Report15

Schwab Treasury Inflation Protected Securities Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/23-2/29/24		9/1/22-8/31/23
Net investment income		$19,455,733	$75,376,422
Net realized losses		(40,895,404)	(147,149,930)
Net change in unrealized appreciation (depreciation)	+	67,585,490	(31,353,406)
Increase (decrease) in net assets resulting from operations		$46,145,819	($103,126,914 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($45,755,238 )	($165,137,196 )

TRANSACTIONS IN FUND SHARES
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		30,507,615	$307,821,074	68,593,848	$711,921,651
Shares reinvested		3,434,971	34,437,324	12,065,840	124,578,060
Shares redeemed	+	(34,243,682)	(344,834,910)	(69,939,453)	(728,580,733)
Net transactions in fund shares		(301,096)	($2,576,512 )	10,720,235	$107,918,978

SHARES OUTSTANDING AND NET ASSETS
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		254,745,280	$2,589,696,444	244,025,045	$2,750,041,576
Total increase (decrease)	+	(301,096)	(2,185,931)	10,720,235	(160,345,132)
End of period		254,444,184	$2,587,510,513	254,745,280	$2,589,696,444
See financial notes
16Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 2/29/24*	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19
Per-Share Data
Net asset value at beginning of period	$8.76	$9.15	$10.57	$10.84	$10.46	$9.78
Income (loss) from investment operations:
Net investment income (loss)[1]	0.15	0.26	0.19	0.18	0.25	0.28
Net realized and unrealized gains (losses)	0.06	(0.38)	(1.39)	(0.22)	0.40	0.69
Total from investment operations	0.21	(0.12)	(1.20)	(0.04)	0.65	0.97
Less distributions:
Distributions from net investment income	(0.16)	(0.27)	(0.22)	(0.22)	(0.27)	(0.29)
Distributions from net realized gains	—	—	—	(0.01)	—	—
Total distributions	(0.16)	(0.27)	(0.22)	(0.23)	(0.27)	(0.29)
Net asset value at end of period	$8.81	$8.76	$9.15	$10.57	$10.84	$10.46
Total return	2.40%[2]	(1.34%)	(11.51%)	(0.30%)	6.33%	10.15%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[3]	0.04%[4]	0.04%[4]	0.04%	0.04%	0.04%
Net investment income (loss)	3.55%[3]	2.91%	1.93%	1.66%	2.32%	2.86%
Portfolio turnover rate[5]	36%[2]	71%	58%	56%	81%	91%
Net assets, end of period (x 1,000,000)	$4,597	$4,521	$4,440	$5,510	$4,697	$2,971

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Includes to-be-announced (TBA) transactions ( if any) (see financial note 2 for additional information).
See financial notes
Schwab Taxable Bond Funds | Semiannual Report17

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 24.8% OF NET ASSETS

Financial Institutions 8.1%
Banking 5.7%
Ally Financial, Inc.
5.80%, 05/01/25 (a)	150,000	149,813
4.75%, 06/09/27 (a)	150,000	145,721
7.10%, 11/15/27 (a)	150,000	156,291
2.20%, 11/02/28 (a)	100,000	85,021
6.99%, 06/13/29 (a)(b)	150,000	154,247
6.85%, 01/03/30 (a)(b)	150,000	153,420
8.00%, 11/01/31	450,000	493,352
American Express Co.
2.25%, 03/04/25 (a)	300,000	290,565
3.95%, 08/01/25 (a)	400,000	393,008
4.20%, 11/06/25 (a)	150,000	148,014
4.90%, 02/13/26 (a)	200,000	199,412
4.99%, 05/01/26 (a)(b)	250,000	248,587
3.13%, 05/20/26 (a)	150,000	144,029
6.34%, 10/30/26 (a)(b)	200,000	203,088
1.65%, 11/04/26 (a)	250,000	228,670
2.55%, 03/04/27 (a)	250,000	232,325
3.30%, 05/03/27 (a)	300,000	284,487
5.39%, 07/28/27 (a)(b)	250,000	250,765
5.85%, 11/05/27 (a)	250,000	256,482
5.10%, 02/16/28 (a)(b)	250,000	249,050
5.28%, 07/27/29 (a)(b)	250,000	251,560
6.49%, 10/30/31 (a)(b)	250,000	266,412
4.99%, 05/26/33 (a)(b)	100,000	97,317
4.42%, 08/03/33 (a)(b)	250,000	237,000
5.04%, 05/01/34 (a)(b)	200,000	196,456
5.63%, 07/28/34 (a)(b)	100,000	100,742
4.05%, 12/03/42	150,000	129,278
Australia & New Zealand Banking Group Ltd.
5.38%, 07/03/25	250,000	250,805
3.70%, 11/16/25	250,000	244,600
5.09%, 12/08/25	250,000	250,202
4.75%, 01/18/27	250,000	249,177
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	200,000	186,998
6.14%, 09/14/28 (a)(b)	200,000	202,936
7.88%, 11/15/34 (a)(b)	200,000	213,238
Banco Santander SA
3.50%, 03/24/25	200,000	196,096
2.75%, 05/28/25	200,000	192,998
5.15%, 08/18/25	400,000	397,024
5.18%, 11/19/25	200,000	197,346
1.85%, 03/25/26	200,000	185,668
4.25%, 04/11/27	200,000	192,808
5.29%, 08/18/27	400,000	397,204
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.72%, 09/14/27 (a)(b)	200,000	181,010
6.53%, 11/07/27 (a)(b)	200,000	204,764
3.80%, 02/23/28	200,000	188,566
4.18%, 03/24/28 (a)(b)	200,000	191,514
4.38%, 04/12/28	200,000	192,296
5.59%, 08/08/28	200,000	201,694
6.61%, 11/07/28	200,000	210,258
3.31%, 06/27/29	200,000	181,444
3.49%, 05/28/30	200,000	179,520
2.75%, 12/03/30	200,000	163,096
2.96%, 03/25/31	200,000	170,582
3.23%, 11/22/32 (a)(b)	200,000	165,410
6.92%, 08/08/33	400,000	415,884
6.94%, 11/07/33	200,000	218,190
Bank of America Corp.
3.95%, 04/21/25	450,000	442,647
3.88%, 08/01/25	350,000	344,501
4.45%, 03/03/26	300,000	295,095
3.38%, 04/02/26 (a)(b)	500,000	488,325
3.50%, 04/19/26	450,000	436,261
1.32%, 06/19/26 (a)(b)	550,000	520,894
4.83%, 07/22/26 (a)(b)	400,000	396,716
6.22%, 09/15/26	150,000	153,386
4.25%, 10/22/26	250,000	244,638
1.20%, 10/24/26 (a)(b)	400,000	372,788
5.08%, 01/20/27 (a)(b)	500,000	496,940
1.66%, 03/11/27 (a)(b)	500,000	464,375
3.56%, 04/23/27 (a)(b)	450,000	432,954
1.73%, 07/22/27 (a)(b)	1,000,000	917,090
5.93%, 09/15/27 (a)(b)	300,000	304,317
3.25%, 10/21/27 (a)	400,000	378,056
4.18%, 11/25/27 (a)	350,000	338,292
3.82%, 01/20/28 (a)(b)	400,000	384,428
2.55%, 02/04/28 (a)(b)	450,000	416,349
3.71%, 04/24/28 (a)(b)	350,000	333,588
4.38%, 04/27/28 (a)(b)	400,000	389,440
3.59%, 07/21/28 (a)(b)	400,000	379,156
4.95%, 07/22/28 (a)(b)	500,000	495,250
6.20%, 11/10/28 (a)(b)	300,000	309,468
3.42%, 12/20/28 (a)(b)	1,000,000	934,760
3.97%, 03/05/29 (a)(b)	400,000	380,716
5.20%, 04/25/29 (a)(b)	600,000	596,820
2.09%, 06/14/29 (a)(b)	500,000	439,260
4.27%, 07/23/29 (a)(b)	550,000	528,660
5.82%, 09/15/29 (a)(b)	450,000	458,869
3.97%, 02/07/30 (a)(b)	500,000	470,145
3.19%, 07/23/30 (a)(b)	450,000	405,252
2.88%, 10/22/30 (a)(b)	350,000	308,626
2.50%, 02/13/31 (a)(b)	650,000	554,625
2.59%, 04/29/31 (a)(b)	500,000	426,890
1.90%, 07/23/31 (a)(b)	450,000	365,467
1.92%, 10/24/31 (a)(b)	450,000	363,294
See financial notes
18Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.65%, 03/11/32 (a)(b)	400,000	334,812
2.69%, 04/22/32 (a)(b)	800,000	670,128
2.30%, 07/21/32 (a)(b)	650,000	526,305
2.57%, 10/20/32 (a)(b)	600,000	492,558
2.97%, 02/04/33 (a)(b)	650,000	546,123
4.57%, 04/27/33 (a)(b)	700,000	659,582
5.02%, 07/22/33 (a)(b)	800,000	779,912
5.29%, 04/25/34 (a)(b)	850,000	838,355
5.87%, 09/15/34 (a)(b)	600,000	615,462
5.47%, 01/23/35 (a)(b)	900,000	898,020
2.48%, 09/21/36 (a)(b)	300,000	237,000
6.11%, 01/29/37	350,000	367,041
3.85%, 03/08/37 (a)(b)	425,000	371,276
4.24%, 04/24/38 (a)(b)	350,000	311,223
7.75%, 05/14/38	320,000	384,342
4.08%, 04/23/40 (a)(b)	300,000	256,932
2.68%, 06/19/41 (a)(b)	900,000	629,217
5.88%, 02/07/42	200,000	212,904
3.31%, 04/22/42 (a)(b)	600,000	454,980
5.00%, 01/21/44	350,000	335,177
4.88%, 04/01/44	100,000	94,567
4.75%, 04/21/45	100,000	90,941
4.44%, 01/20/48 (a)(b)	350,000	302,011
3.95%, 01/23/49 (a)(b)	200,000	161,376
4.33%, 03/15/50 (a)(b)	500,000	422,680
4.08%, 03/20/51 (a)(b)	900,000	727,677
2.83%, 10/24/51 (a)(b)	150,000	96,359
3.48%, 03/13/52 (a)(b)	200,000	146,888
2.97%, 07/21/52 (a)(b)	350,000	233,100
Bank of America NA
5.65%, 08/18/25 (a)	400,000	402,880
5.53%, 08/18/26 (a)	400,000	404,040
6.00%, 10/15/36	168,000	175,367
Bank of Montreal
1.85%, 05/01/25	350,000	336,402
3.70%, 06/07/25	250,000	244,980
5.92%, 09/25/25	200,000	202,096
5.30%, 06/05/26	150,000	150,441
1.25%, 09/15/26	250,000	227,585
0.95%, 01/22/27 (a)(b)	200,000	184,592
2.65%, 03/08/27	250,000	233,413
4.70%, 09/14/27 (a)	200,000	198,070
5.20%, 02/01/28 (a)	250,000	251,022
5.72%, 09/25/28 (a)	200,000	205,176
3.80%, 12/15/32 (a)(b)	200,000	184,228
3.09%, 01/10/37 (a)(b)	200,000	162,122
Bank of New York Mellon Corp.
1.60%, 04/24/25 (a)	250,000	240,205
0.75%, 01/28/26 (a)	500,000	461,410
2.80%, 05/04/26 (a)	200,000	191,096
4.41%, 07/24/26 (a)(b)	250,000	246,635
2.45%, 08/17/26 (a)	150,000	141,174
4.95%, 04/26/27 (a)(b)	250,000	248,727
3.25%, 05/16/27 (a)	250,000	237,690
3.44%, 02/07/28 (a)(b)	150,000	143,405
3.85%, 04/28/28	600,000	579,072
5.80%, 10/25/28 (a)(b)	250,000	256,117
3.00%, 10/30/28 (a)	150,000	137,621
1.90%, 01/25/29 (a)	100,000	87,575
6.32%, 10/25/29 (a)(b)	200,000	209,718
1.80%, 07/28/31 (a)	100,000	80,736
4.29%, 06/13/33 (a)(b)	200,000	186,976
5.83%, 10/25/33 (a)(b)	250,000	259,692
4.97%, 04/26/34 (a)(b)	500,000	487,535
Bank of Nova Scotia
3.45%, 04/11/25	250,000	244,873
1.30%, 06/11/25	400,000	380,216
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.45%, 06/12/25	200,000	200,166
4.50%, 12/16/25	150,000	147,458
4.75%, 02/02/26	200,000	198,506
1.05%, 03/02/26	200,000	184,490
1.35%, 06/24/26	200,000	183,598
2.70%, 08/03/26	200,000	188,980
1.30%, 09/15/26	250,000	227,678
1.95%, 02/02/27	150,000	137,711
2.95%, 03/11/27	150,000	141,230
5.25%, 06/12/28	150,000	150,857
4.85%, 02/01/30	200,000	197,452
2.15%, 08/01/31	150,000	122,618
2.45%, 02/02/32	150,000	123,249
5.65%, 02/01/34	150,000	152,490
4.59%, 05/04/37 (a)(b)	200,000	179,194
BankUnited, Inc.
4.88%, 11/17/25 (a)	100,000	97,496
5.13%, 06/11/30 (a)	75,000	68,960
Barclays PLC
3.65%, 03/16/25	350,000	342,755
4.38%, 01/12/26	500,000	489,980
2.85%, 05/07/26 (a)(b)	350,000	338,415
5.20%, 05/12/26	300,000	296,562
5.30%, 08/09/26 (a)(b)	250,000	248,535
7.33%, 11/02/26 (a)(b)	250,000	256,207
5.83%, 05/09/27 (a)(b)	400,000	401,000
6.50%, 09/13/27 (a)(b)	200,000	203,530
2.28%, 11/24/27 (a)(b)	200,000	182,894
4.34%, 01/10/28 (a)	200,000	192,362
4.84%, 05/09/28 (a)	250,000	240,785
5.50%, 08/09/28 (a)(b)	300,000	298,590
7.39%, 11/02/28 (a)(b)	250,000	264,322
4.97%, 05/16/29 (a)(b)	250,000	243,240
6.49%, 09/13/29 (a)(b)	200,000	206,190
5.09%, 06/20/30 (a)(b)	300,000	284,406
2.65%, 06/24/31 (a)(b)	300,000	249,867
2.67%, 03/10/32 (a)(b)	200,000	163,486
2.89%, 11/24/32 (a)(b)	250,000	203,788
5.75%, 08/09/33 (a)(b)	200,000	197,984
7.44%, 11/02/33 (a)(b)	350,000	383,169
6.22%, 05/09/34 (a)(b)	400,000	405,232
7.12%, 06/27/34 (a)(b)	250,000	259,427
6.69%, 09/13/34 (a)(b)	250,000	261,577
3.56%, 09/23/35 (a)(b)	150,000	126,027
3.81%, 03/10/42 (a)(b)	200,000	150,156
3.33%, 11/24/42 (a)(b)	200,000	144,892
5.25%, 08/17/45	200,000	191,048
4.95%, 01/10/47	200,000	182,132
BPCE SA
3.38%, 12/02/26	250,000	239,720
Canadian Imperial Bank of Commerce
3.30%, 04/07/25	250,000	244,240
5.14%, 04/28/25	200,000	199,372
3.95%, 08/04/25	250,000	245,155
0.95%, 10/23/25	200,000	186,978
1.25%, 06/22/26	150,000	137,555
3.45%, 04/07/27 (a)	200,000	190,662
5.00%, 04/28/28 (a)	250,000	249,267
3.60%, 04/07/32 (a)	200,000	178,800
6.09%, 10/03/33 (a)	250,000	260,092
Capital One Financial Corp.
4.25%, 04/30/25 (a)	200,000	197,346
4.20%, 10/29/25 (a)	250,000	244,453
2.64%, 03/03/26 (a)(b)	250,000	242,533
4.99%, 07/24/26 (a)(b)	250,000	247,755
3.75%, 07/28/26 (a)	250,000	240,098
3.75%, 03/09/27 (a)	300,000	286,455
See financial notes
Schwab Taxable Bond Funds | Semiannual Report19

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.65%, 05/11/27 (a)	250,000	238,110
1.88%, 11/02/27 (a)(b)	225,000	204,217
3.80%, 01/31/28 (a)	200,000	189,082
4.93%, 05/10/28 (a)(b)	300,000	293,631
5.47%, 02/01/29 (a)(b)	200,000	198,844
6.31%, 06/08/29 (a)(b)	300,000	307,356
5.25%, 07/26/30 (a)(b)	200,000	195,134
7.62%, 10/30/31 (a)(b)	300,000	328,557
2.36%, 07/29/32 (a)(b)	150,000	113,240
2.62%, 11/02/32 (a)(b)	200,000	160,026
5.27%, 05/10/33 (a)(b)	200,000	194,306
5.82%, 02/01/34 (a)(b)	250,000	247,253
6.38%, 06/08/34 (a)(b)	300,000	309,234
6.05%, 02/01/35 (a)(b)	200,000	201,912
Citibank NA
5.86%, 09/29/25 (a)	250,000	253,020
5.49%, 12/04/26 (a)	250,000	252,172
5.80%, 09/29/28 (a)	400,000	412,180
Citigroup, Inc.
3.88%, 03/26/25	150,000	147,237
3.30%, 04/27/25	300,000	293,394
4.40%, 06/10/25	450,000	443,560
5.50%, 09/13/25	324,000	323,365
3.70%, 01/12/26	200,000	194,758
4.60%, 03/09/26	345,000	339,539
3.29%, 03/17/26 (a)(b)	300,000	293,043
3.11%, 04/08/26 (a)(b)	600,000	584,142
3.40%, 05/01/26	250,000	240,658
5.61%, 09/29/26 (a)(b)	500,000	500,675
3.20%, 10/21/26 (a)	600,000	569,958
4.30%, 11/20/26	150,000	146,165
1.12%, 01/28/27 (a)(b)	500,000	461,115
1.46%, 06/09/27 (a)(b)	550,000	504,113
4.45%, 09/29/27	680,000	659,274
3.89%, 01/10/28 (a)(b)	500,000	480,640
6.63%, 01/15/28	100,000	106,132
3.07%, 02/24/28 (a)(b)	400,000	374,804
4.66%, 05/24/28 (a)(b)	300,000	294,666
3.67%, 07/24/28 (a)(b)	400,000	379,332
4.13%, 07/25/28	350,000	332,601
3.52%, 10/27/28 (a)(b)	400,000	376,020
4.08%, 04/23/29 (a)(b)	300,000	286,446
5.17%, 02/13/30 (a)(b)	500,000	495,000
3.98%, 03/20/30 (a)(b)	450,000	422,064
2.98%, 11/05/30 (a)(b)	400,000	353,060
2.67%, 01/29/31 (a)(b)	400,000	343,384
4.41%, 03/31/31 (a)(b)	700,000	661,759
2.57%, 06/03/31 (a)(b)	550,000	465,454
2.56%, 05/01/32 (a)(b)	500,000	411,845
6.63%, 06/15/32	200,000	213,064
2.52%, 11/03/32 (a)(b)	300,000	243,654
3.06%, 01/25/33 (a)(b)	550,000	462,759
5.88%, 02/22/33	100,000	101,903
3.79%, 03/17/33 (a)(b)	500,000	443,210
4.91%, 05/24/33 (a)(b)	475,000	455,211
6.00%, 10/31/33	150,000	155,144
6.27%, 11/17/33 (a)(b)	500,000	525,020
6.17%, 05/25/34 (a)(b)	500,000	503,720
5.83%, 02/13/35 (a)(b)	400,000	391,616
6.13%, 08/25/36	100,000	103,536
3.88%, 01/24/39 (a)(b)	200,000	168,436
8.13%, 07/15/39	320,000	405,888
5.32%, 03/26/41 (a)(b)	200,000	195,744
5.88%, 01/30/42	205,000	215,599
2.90%, 11/03/42 (a)(b)	200,000	142,144
6.68%, 09/13/43	200,000	219,712
5.30%, 05/06/44	150,000	143,474
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 07/30/45	180,000	161,224
4.75%, 05/18/46	330,000	288,978
4.28%, 04/24/48 (a)(b)	150,000	127,154
4.65%, 07/23/48 (a)	450,000	401,782
Citizens Bank NA
2.25%, 04/28/25 (a)	250,000	239,768
3.75%, 02/18/26 (a)	250,000	240,538
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	150,000	140,336
5.84%, 01/23/30 (a)(b)	250,000	247,088
3.25%, 04/30/30 (a)	150,000	129,960
2.64%, 09/30/32 (a)	100,000	75,981
5.64%, 05/21/37 (a)(b)	100,000	91,617
Comerica, Inc.
4.00%, 02/01/29 (a)	250,000	224,868
5.98%, 01/30/30 (a)(b)	250,000	245,648
Commonwealth Bank of Australia
5.32%, 03/13/26	250,000	251,480
Cooperatieve Rabobank UA
3.38%, 05/21/25	250,000	244,843
4.38%, 08/04/25	241,000	236,394
4.85%, 01/09/26	250,000	248,895
3.75%, 07/21/26	300,000	287,649
5.50%, 10/05/26	250,000	252,962
5.25%, 05/24/41	200,000	202,330
5.75%, 12/01/43	250,000	251,442
5.25%, 08/04/45	250,000	242,878
Credit Suisse AG
2.95%, 04/09/25	250,000	242,845
1.25%, 08/07/26	250,000	227,130
5.00%, 07/09/27	250,000	247,748
7.50%, 02/15/28	400,000	430,924
Credit Suisse USA, Inc.
7.13%, 07/15/32	150,000	167,616
Deutsche Bank AG
4.50%, 04/01/25	250,000	245,475
4.10%, 01/13/26	250,000	244,134
1.69%, 03/19/26	200,000	186,428
6.12%, 07/14/26 (a)(b)	200,000	200,460
2.13%, 11/24/26 (a)(b)	350,000	328,279
7.15%, 07/13/27 (a)(b)	250,000	256,770
2.31%, 11/16/27 (a)(b)	250,000	227,213
2.55%, 01/07/28 (a)(b)	250,000	227,903
6.72%, 01/18/29 (a)(b)	300,000	308,286
6.82%, 11/20/29 (a)(b)	250,000	258,662
5.88%, 07/08/31 (a)(b)	200,000	190,774
3.55%, 09/18/31 (a)(b)	350,000	303,614
3.73%, 01/14/32 (a)(b)	200,000	164,368
3.04%, 05/28/32 (a)(b)	150,000	124,050
4.88%, 12/01/32 (a)(b)	200,000	185,230
3.74%, 01/07/33 (a)(b)	200,000	161,136
7.08%, 02/10/34 (a)(b)	200,000	199,822
Discover Bank
3.45%, 07/27/26 (a)	250,000	237,130
4.65%, 09/13/28 (a)	250,000	238,873
Discover Financial Services
3.75%, 03/04/25 (a)	100,000	98,206
4.50%, 01/30/26 (a)	100,000	98,347
4.10%, 02/09/27 (a)	150,000	144,212
6.70%, 11/29/32 (a)	150,000	157,113
7.96%, 11/02/34 (a)(b)	150,000	168,177
Fifth Third Bancorp
2.55%, 05/05/27 (a)	150,000	137,783
1.71%, 11/01/27 (a)(b)	150,000	134,688
3.95%, 03/14/28 (a)	150,000	142,649
See financial notes
20Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.36%, 10/27/28 (a)(b)	200,000	203,930
6.34%, 07/27/29 (a)(b)	200,000	205,426
4.77%, 07/28/30 (a)(b)	200,000	190,816
5.63%, 01/29/32 (a)(b)	200,000	198,548
8.25%, 03/01/38	200,000	236,602
Fifth Third Bank NA
3.85%, 03/15/26 (a)	200,000	192,592
2.25%, 02/01/27 (a)	250,000	229,403
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	100,000	96,113
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	234,263
First Horizon Corp.
4.00%, 05/26/25 (a)	50,000	48,758
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	100,000	101,548
Goldman Sachs Capital I
6.35%, 02/15/34	150,000	154,017
Goldman Sachs Group, Inc.
3.50%, 04/01/25 (a)	650,000	636,675
3.75%, 05/22/25 (a)	350,000	343,294
4.25%, 10/21/25	350,000	343,899
3.75%, 02/25/26 (a)	300,000	292,566
5.80%, 08/10/26 (a)(b)	400,000	402,288
3.50%, 11/16/26 (a)	450,000	431,707
1.09%, 12/09/26 (a)(b)	400,000	370,740
5.95%, 01/15/27	157,000	160,300
3.85%, 01/26/27 (a)	500,000	483,250
1.43%, 03/09/27 (a)(b)	550,000	508,513
4.39%, 06/15/27 (a)(b)	150,000	147,293
1.54%, 09/10/27 (a)(b)	500,000	454,885
1.95%, 10/21/27 (a)(b)	750,000	686,992
2.64%, 02/24/28 (a)(b)	500,000	463,355
3.62%, 03/15/28 (a)(b)	500,000	476,890
3.69%, 06/05/28 (a)(b)	400,000	381,676
4.48%, 08/23/28 (a)(b)	450,000	439,231
3.81%, 04/23/29 (a)(b)	450,000	425,358
4.22%, 05/01/29 (a)(b)	600,000	575,550
6.48%, 10/24/29 (a)(b)	500,000	524,205
2.60%, 02/07/30 (a)	350,000	303,961
3.80%, 03/15/30 (a)	400,000	372,212
1.99%, 01/27/32 (a)(b)	400,000	320,860
2.62%, 04/22/32 (a)(b)	600,000	499,026
2.38%, 07/21/32 (a)(b)	700,000	570,031
2.65%, 10/21/32 (a)(b)	500,000	412,530
6.13%, 02/15/33	150,000	160,944
3.10%, 02/24/33 (a)(b)	600,000	508,908
6.56%, 10/24/34 (a)(b)	250,000	270,287
6.45%, 05/01/36	100,000	106,941
6.75%, 10/01/37	1,000,000	1,088,350
4.02%, 10/31/38 (a)(b)	400,000	343,096
4.41%, 04/23/39 (a)(b)	300,000	265,962
6.25%, 02/01/41	450,000	486,067
3.21%, 04/22/42 (a)(b)	400,000	297,996
2.91%, 07/21/42 (a)(b)	250,000	177,383
3.44%, 02/24/43 (a)(b)	400,000	304,708
4.80%, 07/08/44 (a)	350,000	319,280
5.15%, 05/22/45	350,000	334,953
4.75%, 10/21/45 (a)	300,000	274,161
HSBC Bank USA NA
5.88%, 11/01/34	250,000	259,035
HSBC Holdings PLC
4.25%, 08/18/25	200,000	195,938
4.30%, 03/08/26	600,000	587,358
3.00%, 03/10/26 (a)(b)	400,000	388,896
1.65%, 04/18/26 (a)(b)	425,000	405,692
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 05/25/26	450,000	436,198
2.10%, 06/04/26 (a)(b)	300,000	287,031
4.29%, 09/12/26 (a)(b)	400,000	392,288
7.34%, 11/03/26 (a)(b)	300,000	308,910
4.38%, 11/23/26	309,000	300,790
1.59%, 05/24/27 (a)(b)	350,000	320,512
5.89%, 08/14/27 (a)(b)	400,000	402,716
2.25%, 11/22/27 (a)(b)	400,000	366,524
4.04%, 03/13/28 (a)(b)	400,000	383,552
4.76%, 06/09/28 (a)(b)	450,000	439,605
5.21%, 08/11/28 (a)(b)	400,000	396,284
2.01%, 09/22/28 (a)(b)	350,000	310,348
7.39%, 11/03/28 (a)(b)	400,000	423,688
6.16%, 03/09/29 (a)(b)	250,000	255,592
4.58%, 06/19/29 (a)(b)	400,000	384,992
2.21%, 08/17/29 (a)(b)	400,000	347,452
5.55%, 03/04/30 (a)(b)	250,000	249,880
4.95%, 03/31/30	400,000	391,932
3.97%, 05/22/30 (a)(b)	450,000	417,312
2.85%, 06/04/31 (a)(b)	250,000	212,813
2.36%, 08/18/31 (a)(b)	250,000	205,558
2.80%, 05/24/32 (a)(b)	500,000	413,770
2.87%, 11/22/32 (a)(b)	350,000	288,557
4.76%, 03/29/33 (a)(b)	200,000	183,862
5.40%, 08/11/33 (a)(b)	450,000	442,521
8.11%, 11/03/33 (a)(b)	400,000	450,884
6.25%, 03/09/34 (a)(b)	400,000	415,440
6.55%, 06/20/34 (a)(b)	300,000	305,496
7.40%, 11/13/34 (a)(b)	400,000	428,728
5.72%, 03/04/35 (a)(b)	200,000	199,394
6.50%, 05/02/36	400,000	415,448
6.50%, 09/15/37	405,000	421,219
6.80%, 06/01/38	400,000	427,866
6.10%, 01/14/42	200,000	218,894
6.33%, 03/09/44 (a)(b)	400,000	420,920
5.25%, 03/14/44	200,000	190,624
HSBC USA, Inc.
5.63%, 03/17/25	250,000	250,317
Huntington Bancshares, Inc.
4.44%, 08/04/28 (a)(b)	200,000	192,120
6.21%, 08/21/29 (a)(b)	100,000	101,764
5.71%, 02/02/35 (a)(b)	200,000	197,508
2.49%, 08/15/36 (a)(b)	250,000	189,110
Huntington National Bank
4.55%, 05/17/28 (a)(b)	250,000	241,318
5.65%, 01/10/30 (a)	250,000	249,185
ING Groep NV
3.95%, 03/29/27	200,000	192,620
1.73%, 04/01/27 (a)(b)	300,000	277,800
6.08%, 09/11/27 (a)(b)	200,000	202,454
4.02%, 03/28/28 (a)(b)	250,000	240,055
4.55%, 10/02/28	300,000	292,842
4.05%, 04/09/29	200,000	189,358
2.73%, 04/01/32 (a)(b)	200,000	168,474
4.25%, 03/28/33 (a)(b)	200,000	184,256
6.11%, 09/11/34 (a)(b)	200,000	206,644
JPMorgan Chase & Co.
3.90%, 07/15/25 (a)	450,000	442,413
7.75%, 07/15/25	150,000	155,615
2.01%, 03/13/26 (a)(b)	400,000	385,612
3.30%, 04/01/26 (a)	435,000	419,631
2.08%, 04/22/26 (a)(b)	600,000	577,470
4.08%, 04/26/26 (a)(b)	500,000	492,605
3.20%, 06/15/26 (a)	250,000	240,613
2.95%, 10/01/26 (a)	550,000	522,945
7.63%, 10/15/26	150,000	159,474
1.05%, 11/19/26 (a)(b)	550,000	511,753
See financial notes
Schwab Taxable Bond Funds | Semiannual Report21

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 12/15/26	350,000	341,778
3.96%, 01/29/27 (a)(b)	300,000	292,866
1.04%, 02/04/27 (a)(b)	350,000	322,686
1.58%, 04/22/27 (a)(b)	625,000	577,919
8.00%, 04/29/27	150,000	163,233
1.47%, 09/22/27 (a)(b)	500,000	454,500
4.25%, 10/01/27	250,000	244,720
6.07%, 10/22/27 (a)(b)	300,000	305,847
3.63%, 12/01/27 (a)	150,000	142,686
5.04%, 01/23/28 (a)(b)	450,000	447,687
3.78%, 02/01/28 (a)(b)	500,000	480,220
2.95%, 02/24/28 (a)(b)	250,000	234,183
4.32%, 04/26/28 (a)(b)	500,000	488,220
3.54%, 05/01/28 (a)(b)	450,000	427,905
2.18%, 06/01/28 (a)(b)	300,000	273,369
4.85%, 07/25/28 (a)(b)	650,000	642,999
3.51%, 01/23/29 (a)(b)	350,000	329,836
4.01%, 04/23/29 (a)(b)	300,000	286,653
2.07%, 06/01/29 (a)(b)	350,000	308,451
4.20%, 07/23/29 (a)(b)	450,000	432,549
5.30%, 07/24/29 (a)(b)	500,000	501,535
6.09%, 10/23/29 (a)(b)	300,000	310,410
4.45%, 12/05/29 (a)(b)	450,000	435,397
5.01%, 01/23/30 (a)(b)	425,000	420,669
3.70%, 05/06/30 (a)(b)	450,000	419,220
4.57%, 06/14/30 (a)(b)	400,000	387,720
8.75%, 09/01/30	50,000	58,928
2.74%, 10/15/30 (a)(b)	650,000	570,531
4.49%, 03/24/31 (a)(b)	450,000	432,378
2.52%, 04/22/31 (a)(b)	500,000	427,435
2.96%, 05/13/31 (a)(b)	500,000	434,560
1.76%, 11/19/31 (a)(b)	250,000	201,395
1.95%, 02/04/32 (a)(b)	550,000	442,524
2.58%, 04/22/32 (a)(b)	575,000	481,079
2.55%, 11/08/32 (a)(b)	500,000	411,980
2.96%, 01/25/33 (a)(b)	600,000	507,036
4.59%, 04/26/33 (a)(b)	450,000	427,567
4.91%, 07/25/33 (a)(b)	700,000	679,630
5.72%, 09/14/33 (a)(b)	600,000	607,710
5.35%, 06/01/34 (a)(b)	800,000	796,408
6.25%, 10/23/34 (a)(b)	500,000	531,215
5.34%, 01/23/35 (a)(b)	550,000	547,459
6.40%, 05/15/38	450,000	502,636
3.88%, 07/24/38 (a)(b)	400,000	341,988
5.50%, 10/15/40	230,000	235,417
3.11%, 04/22/41 (a)(b)	250,000	188,365
5.60%, 07/15/41	250,000	257,907
2.53%, 11/19/41 (a)(b)	300,000	206,544
5.40%, 01/06/42	250,000	253,217
3.16%, 04/22/42 (a)(b)	450,000	337,918
5.63%, 08/16/43	250,000	256,740
4.85%, 02/01/44	200,000	188,128
4.95%, 06/01/45	300,000	280,575
4.26%, 02/22/48 (a)(b)	350,000	296,170
4.03%, 07/24/48 (a)(b)	250,000	203,390
3.96%, 11/15/48 (a)(b)	600,000	482,670
3.90%, 01/23/49 (a)(b)	300,000	240,264
3.11%, 04/22/51 (a)(b)	400,000	274,824
3.33%, 04/22/52 (a)(b)	600,000	426,312
JPMorgan Chase Bank NA
5.11%, 12/08/26 (a)	400,000	400,600
KeyBank NA
4.15%, 08/08/25	250,000	242,188
3.40%, 05/20/26	250,000	235,323
4.39%, 12/14/27	250,000	234,540
3.90%, 04/13/29	250,000	222,685
5.00%, 01/26/33 (a)	250,000	228,600
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
KeyCorp
4.15%, 10/29/25	100,000	97,013
4.10%, 04/30/28	100,000	93,780
2.55%, 10/01/29	100,000	83,763
4.79%, 06/01/33 (a)(b)	100,000	90,399
Lloyds Bank PLC
3.50%, 05/14/25	200,000	195,342
Lloyds Banking Group PLC
4.45%, 05/08/25	200,000	197,440
4.58%, 12/10/25	200,000	196,064
3.51%, 03/18/26 (a)(b)	200,000	195,258
4.65%, 03/24/26	324,000	317,692
4.72%, 08/11/26 (a)(b)	200,000	197,368
3.75%, 01/11/27	200,000	191,940
1.63%, 05/11/27 (a)(b)	200,000	183,538
5.99%, 08/07/27 (a)(b)	200,000	201,434
5.46%, 01/05/28 (a)(b)	250,000	249,115
3.75%, 03/18/28 (a)(b)	200,000	189,714
4.38%, 03/22/28	300,000	289,851
4.55%, 08/16/28	200,000	194,158
3.57%, 11/07/28 (a)(b)	200,000	186,744
5.87%, 03/06/29 (a)(b)	200,000	202,110
4.98%, 08/11/33 (a)(b)	200,000	190,350
7.95%, 11/15/33 (a)(b)	200,000	223,102
5.68%, 01/05/35 (a)	450,000	444,496
5.30%, 12/01/45	200,000	186,888
3.37%, 12/14/46 (a)(b)	200,000	136,132
4.34%, 01/09/48	300,000	236,319
M&T Bank Corp.
5.05%, 01/27/34 (a)(b)	250,000	229,880
Manufacturers & Traders Trust Co.
5.40%, 11/21/25 (a)	250,000	247,713
4.65%, 01/27/26 (a)	250,000	243,543
4.70%, 01/27/28 (a)	250,000	240,615
Mitsubishi UFJ Financial Group, Inc.
1.41%, 07/17/25	350,000	331,646
3.85%, 03/01/26	350,000	341,330
5.54%, 04/17/26 (a)(b)	300,000	299,814
2.76%, 09/13/26	200,000	188,628
3.68%, 02/22/27	200,000	192,810
1.54%, 07/20/27 (a)(b)	250,000	228,793
3.29%, 07/25/27	250,000	236,540
1.64%, 10/13/27 (a)(b)	250,000	227,883
2.34%, 01/19/28 (a)(b)	200,000	184,692
3.96%, 03/02/28	250,000	240,903
4.08%, 04/19/28 (a)(b)	200,000	193,302
5.02%, 07/20/28 (a)(b)	200,000	198,638
4.05%, 09/11/28	250,000	242,200
5.35%, 09/13/28 (a)(b)	200,000	200,626
3.74%, 03/07/29	300,000	283,476
5.24%, 04/19/29 (a)(b)	200,000	200,650
3.20%, 07/18/29	200,000	181,734
2.56%, 02/25/30	200,000	173,404
2.05%, 07/17/30	250,000	207,753
2.31%, 07/20/32 (a)(b)	200,000	164,020
2.49%, 10/13/32 (a)(b)	200,000	165,496
2.85%, 01/19/33 (a)(b)	200,000	168,892
4.32%, 04/19/33 (a)(b)	200,000	187,270
5.13%, 07/20/33 (a)(b)	300,000	297,003
5.47%, 09/13/33 (a)(b)	200,000	203,312
5.44%, 02/22/34 (a)(b)	200,000	202,540
5.41%, 04/19/34 (a)(b)(c)	200,000	202,306
4.15%, 03/07/39	100,000	90,144
3.75%, 07/18/39	200,000	170,774
See financial notes
22Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mizuho Financial Group, Inc.
2.23%, 05/25/26 (a)(b)	200,000	191,938
2.84%, 09/13/26	200,000	188,490
3.66%, 02/28/27	200,000	191,532
1.23%, 05/22/27 (a)(b)	250,000	228,528
1.55%, 07/09/27 (a)(b)	250,000	228,995
3.17%, 09/11/27	300,000	280,671
4.02%, 03/05/28	200,000	192,386
5.41%, 09/13/28 (a)(b)	200,000	200,990
5.78%, 07/06/29 (a)(b)	300,000	305,736
5.38%, 05/26/30 (a)(b)	200,000	200,094
3.15%, 07/16/30 (a)(b)	200,000	179,616
5.74%, 05/27/31 (a)(b)	200,000	203,322
2.20%, 07/10/31 (a)(b)	250,000	206,955
1.98%, 09/08/31 (a)(b)	250,000	202,800
2.56%, 09/13/31	200,000	162,374
2.26%, 07/09/32 (a)(b)	200,000	161,910
5.67%, 09/13/33 (a)(b)	200,000	203,218
5.75%, 05/27/34 (a)(b)	200,000	204,344
5.75%, 07/06/34 (a)(b)	200,000	204,088
Morgan Stanley
4.00%, 07/23/25	424,000	416,805
5.00%, 11/24/25	324,000	322,179
3.88%, 01/27/26	550,000	536,717
2.19%, 04/28/26 (a)(b)	550,000	529,402
4.68%, 07/17/26 (a)(b)	350,000	346,405
3.13%, 07/27/26	500,000	476,990
6.25%, 08/09/26	212,000	217,058
4.35%, 09/08/26	300,000	293,325
6.14%, 10/16/26 (a)(b)	250,000	253,060
0.99%, 12/10/26 (a)(b)	500,000	461,435
3.63%, 01/20/27	450,000	433,984
5.05%, 01/28/27 (a)(b)	250,000	249,197
3.95%, 04/23/27	350,000	337,036
1.59%, 05/04/27 (a)(b)	500,000	461,105
1.51%, 07/20/27 (a)(b)	550,000	503,206
2.48%, 01/21/28 (a)(b)	400,000	370,120
4.21%, 04/20/28 (a)(b)	400,000	387,264
3.59%, 07/22/28 (a)(b)	500,000	473,375
6.30%, 10/18/28 (a)(b)	400,000	413,624
3.77%, 01/24/29 (a)(b)	550,000	520,030
5.12%, 02/01/29 (a)(b)	400,000	397,748
5.16%, 04/20/29 (a)(b)	500,000	497,035
5.45%, 07/20/29 (a)(b)	400,000	401,788
6.41%, 11/01/29 (a)(b)	400,000	417,736
5.17%, 01/16/30 (a)(b)	400,000	397,616
4.43%, 01/23/30 (a)(b)	500,000	480,600
2.70%, 01/22/31 (a)(b)	650,000	563,004
3.62%, 04/01/31 (a)(b)	500,000	454,465
1.79%, 02/13/32 (a)(b)	500,000	396,210
7.25%, 04/01/32	180,000	205,245
1.93%, 04/28/32 (a)(b)	450,000	357,484
2.24%, 07/21/32 (a)(b)	650,000	524,745
2.51%, 10/20/32 (a)(b)	450,000	368,865
2.94%, 01/21/33 (a)(b)	400,000	336,088
4.89%, 07/20/33 (a)(b)	400,000	384,380
6.34%, 10/18/33 (a)(b)	550,000	583,440
5.25%, 04/21/34 (a)(b)	550,000	540,226
5.42%, 07/21/34 (a)(b)	400,000	398,188
6.63%, 11/01/34 (a)(b)	350,000	379,967
5.47%, 01/18/35 (a)(b)	450,000	449,676
2.48%, 09/16/36 (a)(b)	500,000	392,950
5.30%, 04/20/37 (a)(b)	350,000	334,974
5.95%, 01/19/38 (a)(b)	300,000	299,367
3.97%, 07/22/38 (a)(b)	300,000	256,188
5.94%, 02/07/39 (a)(b)	250,000	246,355
4.46%, 04/22/39 (a)(b)	200,000	180,704
3.22%, 04/22/42 (a)(b)	350,000	263,760
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.38%, 07/24/42	375,000	417,244
4.30%, 01/27/45	405,000	351,277
4.38%, 01/22/47	400,000	345,368
5.60%, 03/24/51 (a)(b)	350,000	363,237
2.80%, 01/25/52 (a)(b)	350,000	225,320
Morgan Stanley Bank NA
5.48%, 07/16/25 (a)	300,000	301,290
4.75%, 04/21/26 (a)	250,000	248,542
5.88%, 10/30/26 (a)	250,000	254,657
4.95%, 01/14/28 (a)(b)	250,000	248,687
National Australia Bank Ltd.
4.97%, 01/12/26	250,000	249,605
3.38%, 01/14/26	250,000	242,675
2.50%, 07/12/26	250,000	236,043
3.91%, 06/09/27	250,000	242,430
4.94%, 01/12/28	250,000	250,015
4.90%, 06/13/28	250,000	249,577
4.79%, 01/10/29	250,000	248,460
National Bank of Canada
5.60%, 12/18/28	250,000	252,585
NatWest Group PLC
4.80%, 04/05/26	200,000	197,610
7.47%, 11/10/26 (a)(b)	250,000	256,942
5.85%, 03/02/27 (a)(b)	200,000	200,906
1.64%, 06/14/27 (a)(b)	300,000	274,368
3.07%, 05/22/28 (a)(b)	200,000	185,750
5.52%, 09/30/28 (a)(b)	200,000	199,970
4.89%, 05/18/29 (a)(b)	300,000	292,239
5.81%, 09/13/29 (a)(b)	200,000	202,100
5.08%, 01/27/30 (a)(b)	200,000	195,618
4.45%, 05/08/30 (a)(b)	200,000	189,356
6.02%, 03/02/34 (a)(b)	200,000	204,154
3.03%, 11/28/35 (a)(b)	250,000	206,208
Northern Trust Corp.
3.95%, 10/30/25	250,000	245,318
4.00%, 05/10/27 (a)	100,000	97,163
3.65%, 08/03/28 (a)	100,000	95,703
3.15%, 05/03/29 (a)	100,000	92,613
1.95%, 05/01/30 (a)	200,000	168,754
6.13%, 11/02/32 (a)	200,000	210,440
PNC Bank NA
3.88%, 04/10/25 (a)	250,000	245,340
3.25%, 06/01/25 (a)	250,000	243,388
3.10%, 10/25/27 (a)	250,000	232,388
3.25%, 01/22/28 (a)	250,000	232,353
4.05%, 07/26/28	250,000	236,640
2.70%, 10/22/29	250,000	215,585
PNC Financial Services Group, Inc.
5.81%, 06/12/26 (a)(b)	250,000	250,382
2.60%, 07/23/26 (a)	100,000	94,061
1.15%, 08/13/26 (a)	150,000	136,251
4.76%, 01/26/27 (a)(b)	250,000	247,095
3.15%, 05/19/27 (a)	200,000	188,336
5.35%, 12/02/28 (a)(b)	250,000	250,030
3.45%, 04/23/29 (a)	250,000	230,963
5.58%, 06/12/29 (a)(b)	400,000	402,692
2.55%, 01/22/30 (a)	300,000	257,721
2.31%, 04/23/32 (a)(b)	200,000	163,100
4.63%, 06/06/33 (a)(b)	150,000	139,125
6.04%, 10/28/33 (a)(b)	250,000	256,857
5.07%, 01/24/34 (a)(b)	250,000	240,395
5.94%, 08/18/34 (a)(b)	150,000	152,892
6.88%, 10/20/34 (a)(b)	300,000	325,386
5.68%, 01/22/35 (a)(b)	250,000	250,820
See financial notes
Schwab Taxable Bond Funds | Semiannual Report23

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Regions Financial Corp.
2.25%, 05/18/25 (a)	200,000	191,632
1.80%, 08/12/28 (a)	250,000	213,025
7.38%, 12/10/37	100,000	112,622
Royal Bank of Canada
3.38%, 04/14/25	250,000	244,910
4.95%, 04/25/25	250,000	249,405
1.15%, 06/10/25	350,000	332,598
4.88%, 01/12/26	200,000	199,288
0.88%, 01/20/26	200,000	185,198
4.65%, 01/27/26	300,000	297,108
1.20%, 04/27/26	200,000	184,142
1.15%, 07/14/26	150,000	137,109
5.20%, 07/20/26	150,000	150,542
1.40%, 11/02/26	200,000	181,882
4.88%, 01/19/27	200,000	199,100
3.63%, 05/04/27	200,000	191,748
4.24%, 08/03/27	250,000	243,668
6.00%, 11/01/27	250,000	257,632
5.20%, 08/01/28	200,000	201,264
4.95%, 02/01/29	200,000	198,762
2.30%, 11/03/31	250,000	204,993
3.88%, 05/04/32	150,000	136,865
5.00%, 02/01/33	300,000	295,323
5.00%, 05/02/33	150,000	147,816
5.15%, 02/01/34	200,000	196,870
Santander Holdings USA, Inc.
3.45%, 06/02/25 (a)	200,000	193,972
4.50%, 07/17/25 (a)	300,000	294,195
3.24%, 10/05/26 (a)(d)	150,000	140,642
4.40%, 07/13/27 (a)	150,000	143,814
2.49%, 01/06/28 (a)(b)	150,000	135,705
6.50%, 03/09/29 (a)(b)	200,000	203,188
6.57%, 06/12/29 (a)(b)	100,000	101,902
6.17%, 01/09/30 (a)(b)	200,000	199,532
7.66%, 11/09/31 (a)(b)	100,000	106,977
Santander U.K. Group Holdings PLC
1.53%, 08/21/26 (a)(b)	200,000	187,464
6.83%, 11/21/26 (a)(b)	200,000	203,034
1.67%, 06/14/27 (a)(b)	300,000	272,871
3.82%, 11/03/28 (a)(b)	250,000	233,460
6.53%, 01/10/29 (a)(b)	200,000	205,202
2.90%, 03/15/32 (a)(b)	200,000	168,688
State Street Corp.
3.55%, 08/18/25	250,000	244,968
2.90%, 03/30/26 (a)(b)	200,000	194,854
2.65%, 05/19/26	250,000	237,865
5.27%, 08/03/26 (a)	150,000	150,546
5.75%, 11/04/26 (a)(b)	200,000	200,946
2.20%, 02/07/28 (a)(b)	100,000	92,107
5.82%, 11/04/28 (a)(b)	100,000	102,369
5.68%, 11/21/29 (a)(b)	100,000	102,266
4.14%, 12/03/29 (a)(b)	100,000	95,906
2.40%, 01/24/30	100,000	87,451
2.20%, 03/03/31	200,000	165,532
3.15%, 03/30/31 (a)(b)	100,000	88,989
2.62%, 02/07/33 (a)(b)	100,000	83,096
4.42%, 05/13/33 (a)(b)	100,000	94,441
4.16%, 08/04/33 (a)(b)	100,000	92,465
4.82%, 01/26/34 (a)(b)	150,000	144,725
5.16%, 05/18/34 (a)(b)	200,000	197,746
3.03%, 11/01/34 (a)(b)	100,000	88,297
6.12%, 11/21/34 (a)(b)	100,000	103,450
Sumitomo Mitsui Banking Corp.
3.65%, 07/23/25	250,000	244,508
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/25	300,000	285,186
0.95%, 01/12/26	250,000	231,253
5.46%, 01/13/26	250,000	250,840
3.78%, 03/09/26	200,000	194,614
5.88%, 07/13/26	200,000	203,014
2.63%, 07/14/26	400,000	377,832
1.40%, 09/17/26	250,000	227,888
3.01%, 10/19/26	250,000	236,840
3.45%, 01/11/27	200,000	191,614
3.36%, 07/12/27	200,000	189,734
3.35%, 10/18/27	250,000	235,888
5.52%, 01/13/28	250,000	254,082
5.80%, 07/13/28	200,000	205,538
3.94%, 07/19/28	250,000	239,435
5.72%, 09/14/28	200,000	204,522
1.90%, 09/17/28	200,000	174,132
4.31%, 10/16/28	100,000	97,959
2.47%, 01/14/29	200,000	177,988
3.04%, 07/16/29	400,000	359,740
3.20%, 09/17/29	100,000	90,101
2.72%, 09/27/29	200,000	176,416
5.71%, 01/13/30	200,000	205,178
2.75%, 01/15/30	200,000	174,994
2.13%, 07/08/30	300,000	249,765
5.85%, 07/13/30	200,000	206,168
2.14%, 09/23/30	150,000	123,386
1.71%, 01/12/31	200,000	159,456
2.22%, 09/17/31	200,000	162,546
5.77%, 01/13/33	250,000	258,312
5.78%, 07/13/33	200,000	207,130
2.93%, 09/17/41	150,000	111,647
3.05%, 01/14/42	200,000	151,116
6.18%, 07/13/43	200,000	219,430
Synchrony Bank
5.40%, 08/22/25 (a)	250,000	247,210
Synchrony Financial
4.50%, 07/23/25 (a)	250,000	244,415
3.70%, 08/04/26 (a)	200,000	188,836
3.95%, 12/01/27 (a)	200,000	185,360
5.15%, 03/19/29 (a)	150,000	143,232
2.88%, 10/28/31 (a)	100,000	78,483
Synovus Financial Corp.
5.20%, 08/11/25 (a)	100,000	98,373
Toronto-Dominion Bank
3.77%, 06/06/25	300,000	294,705
1.15%, 06/12/25	250,000	237,323
0.75%, 09/11/25	200,000	187,450
0.75%, 01/06/26	200,000	185,024
1.20%, 06/03/26	250,000	229,483
5.53%, 07/17/26	300,000	302,775
1.25%, 09/10/26	300,000	273,396
1.95%, 01/12/27	100,000	92,059
2.80%, 03/10/27	250,000	234,550
4.11%, 06/08/27	200,000	194,222
4.69%, 09/15/27	300,000	296,679
5.16%, 01/10/28	250,000	250,935
5.52%, 07/17/28	200,000	203,304
2.00%, 09/10/31	150,000	122,268
3.63%, 09/15/31 (a)(b)	300,000	286,704
2.45%, 01/12/32	100,000	82,804
3.20%, 03/10/32	250,000	218,463
4.46%, 06/08/32	300,000	286,104
Truist Bank
1.50%, 03/10/25 (a)	300,000	288,336
3.63%, 09/16/25 (a)	241,000	233,895
See financial notes
24Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.05%, 11/03/25 (a)	200,000	195,830
2.25%, 03/11/30 (a)	250,000	205,530
Truist Financial Corp.
4.00%, 05/01/25 (a)	200,000	196,442
1.20%, 08/05/25 (a)	200,000	188,168
4.26%, 07/28/26 (a)(b)	300,000	293,919
1.27%, 03/02/27 (a)(b)	200,000	183,672
6.05%, 06/08/27 (a)(b)	300,000	303,030
1.13%, 08/03/27 (a)	250,000	217,718
4.12%, 06/06/28 (a)(b)	150,000	144,231
4.87%, 01/26/29 (a)(b)	250,000	243,585
3.88%, 03/19/29 (a)	100,000	92,168
1.89%, 06/07/29 (a)(b)	250,000	214,953
7.16%, 10/30/29 (a)(b)	300,000	317,925
5.44%, 01/24/30 (a)(b)	250,000	247,635
1.95%, 06/05/30 (a)	100,000	81,826
4.92%, 07/28/33 (a)(b)	200,000	183,950
6.12%, 10/28/33 (a)(b)	150,000	152,702
5.12%, 01/26/34 (a)(b)	250,000	237,395
5.87%, 06/08/34 (a)(b)	300,000	300,279
5.71%, 01/24/35 (a)(b)	350,000	347,182
U.S. Bancorp
1.45%, 05/12/25 (a)	300,000	287,133
3.10%, 04/27/26 (a)	250,000	238,848
2.38%, 07/22/26 (a)	200,000	187,490
5.73%, 10/21/26 (a)(b)	200,000	200,902
3.15%, 04/27/27 (a)	300,000	283,371
2.22%, 01/27/28 (a)(b)	250,000	229,110
3.90%, 04/26/28 (a)	250,000	239,480
4.55%, 07/22/28 (a)(b)	250,000	244,190
4.65%, 02/01/29 (a)(b)	300,000	291,786
5.78%, 06/12/29 (a)(b)	300,000	303,207
3.00%, 07/30/29 (a)	150,000	132,972
5.38%, 01/23/30 (a)(b)	250,000	248,670
1.38%, 07/22/30 (a)	250,000	198,303
2.68%, 01/27/33 (a)(b)	150,000	122,697
4.97%, 07/22/33 (a)(b)	200,000	187,262
5.85%, 10/21/33 (a)(b)	250,000	252,900
4.84%, 02/01/34 (a)(b)	350,000	329,763
5.84%, 06/12/34 (a)(b)	300,000	302,616
5.68%, 01/23/35 (a)(b)	400,000	399,472
2.49%, 11/03/36 (a)(b)	250,000	193,500
UBS AG
5.80%, 09/11/25	200,000	201,450
1.25%, 06/01/26	200,000	183,462
5.65%, 09/11/28	250,000	255,122
4.50%, 06/26/48	200,000	183,280
UBS Group AG
3.75%, 03/26/25	500,000	489,720
4.55%, 04/17/26	250,000	245,653
4.88%, 05/15/45	250,000	231,023
Wachovia Corp.
5.50%, 08/01/35	230,000	226,320
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	45,512
Wells Fargo & Co.
3.55%, 09/29/25	350,000	341,033
6.00%, 10/28/25 (a)	100,000	99,762
3.00%, 04/22/26	600,000	572,628
3.91%, 04/25/26 (a)(b)	500,000	490,425
2.19%, 04/30/26 (a)(b)	550,000	527,807
4.10%, 06/03/26	450,000	438,228
4.54%, 08/15/26 (a)(b)	300,000	295,944
3.00%, 10/23/26	550,000	519,948
3.20%, 06/17/27 (a)(b)	400,000	380,884
4.30%, 07/22/27	380,000	368,972
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.53%, 03/24/28 (a)(b)	725,000	687,626
3.58%, 05/22/28 (a)(b)	500,000	473,885
2.39%, 06/02/28 (a)(b)	550,000	501,891
4.81%, 07/25/28 (a)(b)	500,000	491,400
4.15%, 01/24/29 (a)	475,000	454,964
5.57%, 07/25/29 (a)(b)	750,000	755,557
6.30%, 10/23/29 (a)(b)	450,000	466,506
7.95%, 11/15/29	100,000	111,461
5.20%, 01/23/30 (a)(b)	500,000	495,855
2.88%, 10/30/30 (a)(b)	600,000	526,440
2.57%, 02/11/31 (a)(b)	550,000	469,447
4.48%, 04/04/31 (a)(b)	400,000	380,920
3.35%, 03/02/33 (a)(b)	700,000	601,559
4.90%, 07/25/33 (a)(b)	750,000	717,952
5.39%, 04/24/34 (a)(b)	650,000	639,964
5.56%, 07/25/34 (a)(b)	750,000	747,660
6.49%, 10/23/34 (a)(b)	500,000	532,000
5.50%, 01/23/35 (a)(b)	500,000	497,000
5.38%, 02/07/35	100,000	101,124
3.07%, 04/30/41 (a)(b)	550,000	407,126
5.38%, 11/02/43	300,000	286,569
5.61%, 01/15/44	450,000	437,949
4.65%, 11/04/44	300,000	258,870
3.90%, 05/01/45	330,000	264,558
4.90%, 11/17/45	350,000	310,768
4.40%, 06/14/46	300,000	246,861
4.75%, 12/07/46	375,000	324,607
5.01%, 04/04/51 (a)(b)	950,000	879,975
4.61%, 04/25/53 (a)(b)	525,000	458,566
5.95%, 12/01/86	150,000	153,060
Wells Fargo Bank NA
5.55%, 08/01/25 (a)	350,000	351,533
4.81%, 01/15/26 (a)	400,000	398,048
5.45%, 08/07/26 (a)	400,000	403,612
5.25%, 12/11/26 (a)	350,000	351,347
5.85%, 02/01/37	250,000	256,090
6.60%, 01/15/38	250,000	269,802
Westpac Banking Corp.
3.74%, 08/26/25	200,000	196,204
5.51%, 11/17/25	200,000	201,604
2.85%, 05/13/26	200,000	191,150
1.15%, 06/03/26	250,000	229,800
2.70%, 08/19/26	100,000	94,873
3.35%, 03/08/27	150,000	143,504
4.04%, 08/26/27	200,000	195,794
5.46%, 11/18/27	200,000	203,468
3.40%, 01/25/28	250,000	236,935
5.54%, 11/17/28	250,000	256,062
1.95%, 11/20/28	200,000	175,546
2.65%, 01/16/30	100,000	88,751
2.15%, 06/03/31	250,000	207,428
4.32%, 11/23/31 (a)(b)	250,000	240,153
5.41%, 08/10/33 (a)(b)	150,000	146,934
4.11%, 07/24/34 (a)(b)	250,000	228,600
2.67%, 11/15/35 (a)(b)	250,000	203,945
3.02%, 11/18/36 (a)(b)	200,000	162,894
4.42%, 07/24/39	200,000	173,714
2.96%, 11/16/40	200,000	136,930
3.13%, 11/18/41	200,000	138,352
		263,595,321
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	150,000	132,281
See financial notes
Schwab Taxable Bond Funds | Semiannual Report25

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ameriprise Financial, Inc.
3.00%, 04/02/25 (a)	50,000	48,713
2.88%, 09/15/26 (a)	200,000	189,938
4.50%, 05/13/32 (a)	100,000	96,089
5.15%, 05/15/33 (a)	150,000	150,265
Apollo Global Management, Inc.
6.38%, 11/15/33 (a)	100,000	107,366
Ares Management Corp
6.38%, 11/10/28 (a)	100,000	103,980
BGC Group, Inc.
8.00%, 05/25/28 (a)	75,000	79,289
BlackRock, Inc.
3.20%, 03/15/27	100,000	95,671
3.25%, 04/30/29 (a)	150,000	140,715
2.40%, 04/30/30 (a)	200,000	174,462
1.90%, 01/28/31 (a)	250,000	206,987
2.10%, 02/25/32 (a)	200,000	163,036
4.75%, 05/25/33 (a)	200,000	196,362
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	75,000	77,495
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	125,000	100,394
Brookfield Finance LLC/Brookfield Finance, Inc.
3.45%, 04/15/50 (a)	100,000	69,576
Brookfield Finance, Inc.
4.25%, 06/02/26 (a)	100,000	98,259
3.90%, 01/25/28 (a)	150,000	143,929
4.85%, 03/29/29 (a)	150,000	147,955
4.35%, 04/15/30 (a)	150,000	142,201
2.72%, 04/15/31 (a)	100,000	84,211
6.35%, 01/05/34 (a)	100,000	105,229
4.70%, 09/20/47 (a)	100,000	84,958
3.50%, 03/30/51 (a)	150,000	106,751
3.63%, 02/15/52 (a)	100,000	71,620
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	100,000	96,838
1.63%, 12/15/30 (a)	200,000	162,418
Charles Schwab Corp.
3.00%, 03/10/25 (a)(e)	50,000	48,842
4.20%, 03/24/25 (a)(e)	50,000	49,456
3.63%, 04/01/25 (a)(e)	50,000	49,061
3.85%, 05/21/25 (a)(e)	100,000	98,149
3.45%, 02/13/26 (a)(e)	50,000	48,407
0.90%, 03/11/26 (a)(e)	200,000	183,480
1.15%, 05/13/26 (a)(e)	150,000	137,672
5.88%, 08/24/26 (a)(e)	150,000	152,392
3.20%, 03/02/27 (a)(e)	100,000	94,938
2.45%, 03/03/27 (a)(e)	240,000	222,526
3.30%, 04/01/27 (a)(e)	100,000	95,025
3.20%, 01/25/28 (a)(e)	100,000	93,656
2.00%, 03/20/28 (a)(e)	200,000	177,388
4.00%, 02/01/29 (a)(e)	50,000	47,984
5.64%, 05/19/29 (a)(b)(e)	190,000	192,510
3.25%, 05/22/29 (a)(e)	75,000	69,199
2.75%, 10/01/29 (a)(e)	50,000	44,441
6.20%, 11/17/29 (a)(b)(e)	175,000	180,777
4.63%, 03/22/30 (a)(e)	50,000	49,416
1.65%, 03/11/31 (a)(e)	100,000	79,221
2.30%, 05/13/31 (a)(e)	100,000	82,896
1.95%, 12/01/31 (a)(e)	125,000	99,300
2.90%, 03/03/32 (a)(e)	150,000	127,112
5.85%, 05/19/34 (a)(b)(e)	200,000	203,152
6.14%, 08/24/34 (a)(b)(e)	200,000	207,612
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CI Financial Corp.
3.20%, 12/17/30 (a)	200,000	159,542
4.10%, 06/15/51 (a)	150,000	88,985
CME Group, Inc.
3.00%, 03/15/25 (a)	200,000	195,426
2.65%, 03/15/32 (a)	200,000	171,594
5.30%, 09/15/43 (a)	200,000	202,614
Eaton Vance Corp.
3.50%, 04/06/27 (a)	50,000	47,641
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	97,456
1.60%, 10/30/30 (a)	150,000	121,161
2.95%, 08/12/51 (a)	100,000	61,743
Intercontinental Exchange, Inc.
3.65%, 05/23/25	250,000	245,175
3.75%, 12/01/25 (a)	250,000	243,820
3.10%, 09/15/27 (a)	100,000	93,992
4.00%, 09/15/27 (a)	200,000	193,206
3.75%, 09/21/28 (a)	100,000	95,489
4.35%, 06/15/29 (a)	150,000	145,704
2.10%, 06/15/30 (a)	250,000	209,882
1.85%, 09/15/32 (a)	250,000	193,092
4.60%, 03/15/33 (a)	200,000	191,450
2.65%, 09/15/40 (a)	250,000	177,277
4.25%, 09/21/48 (a)	150,000	127,145
3.00%, 06/15/50 (a)	225,000	151,294
4.95%, 06/15/52 (a)	250,000	234,032
3.00%, 09/15/60 (a)	250,000	155,445
5.20%, 06/15/62 (a)	200,000	193,068
Invesco Finance PLC
3.75%, 01/15/26	130,000	126,398
5.38%, 11/30/43	100,000	96,789
Janus Henderson U.S. Holdings, Inc.
4.88%, 08/01/25 (a)	100,000	98,921
Jefferies Financial Group, Inc.
4.85%, 01/15/27	150,000	149,058
6.45%, 06/08/27	100,000	103,140
5.88%, 07/21/28 (a)	200,000	203,986
4.15%, 01/23/30	100,000	93,084
2.63%, 10/15/31 (a)	200,000	163,714
2.75%, 10/15/32 (a)	100,000	80,793
6.25%, 01/15/36	100,000	102,892
6.50%, 01/20/43	50,000	52,188
Lazard Group LLC
4.50%, 09/19/28 (a)	150,000	143,973
4.38%, 03/11/29 (a)	150,000	143,074
Legg Mason, Inc.
4.75%, 03/15/26	100,000	99,372
5.63%, 01/15/44	75,000	75,351
LPL Holdings, Inc.
6.75%, 11/17/28 (a)	150,000	156,613
Nasdaq, Inc.
5.65%, 06/28/25	100,000	100,337
3.85%, 06/30/26 (a)	150,000	145,629
5.35%, 06/28/28 (a)	175,000	176,813
5.55%, 02/15/34 (a)	200,000	201,472
2.50%, 12/21/40 (a)	150,000	99,506
3.25%, 04/28/50 (a)	100,000	68,181
3.95%, 03/07/52 (a)	100,000	76,108
5.95%, 08/15/53 (a)	125,000	128,790
6.10%, 06/28/63 (a)	100,000	104,120
Nomura Holdings, Inc.
5.10%, 07/03/25	200,000	198,388
1.85%, 07/16/25	200,000	189,952
5.71%, 01/09/26	200,000	200,446
See financial notes
26Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.65%, 07/14/26	200,000	182,992
2.33%, 01/22/27	250,000	229,225
6.07%, 07/12/28	200,000	204,880
2.17%, 07/14/28	200,000	174,416
3.10%, 01/16/30	200,000	175,752
2.68%, 07/16/30	300,000	253,779
2.61%, 07/14/31	200,000	164,562
3.00%, 01/22/32	200,000	166,718
6.18%, 01/18/33	200,000	209,796
6.09%, 07/12/33 (c)	200,000	208,840
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	98,938
4.95%, 07/15/46	150,000	138,060
3.75%, 04/01/51 (a)	150,000	111,344
Stifel Financial Corp.
4.00%, 05/15/30 (a)	100,000	90,420
		15,996,643
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.50%, 07/15/25 (a)	150,000	151,408
4.45%, 10/01/25 (a)	150,000	147,177
1.75%, 01/30/26 (a)	250,000	232,305
4.45%, 04/03/26 (a)	150,000	147,049
2.45%, 10/29/26 (a)	600,000	553,788
6.10%, 01/15/27 (a)	150,000	151,975
6.45%, 04/15/27 (a)(d)	200,000	204,814
3.65%, 07/21/27 (a)	250,000	235,422
4.63%, 10/15/27 (a)	150,000	145,350
5.75%, 06/06/28 (a)	200,000	201,698
3.00%, 10/29/28 (a)	600,000	539,244
6.15%, 09/30/30 (a)	150,000	155,068
3.30%, 01/30/32 (a)	700,000	592,872
3.40%, 10/29/33 (a)	300,000	249,699
5.30%, 01/19/34 (a)	150,000	144,984
3.85%, 10/29/41 (a)	300,000	232,179
Air Lease Corp.
3.25%, 03/01/25 (a)	150,000	146,505
3.38%, 07/01/25 (a)	125,000	121,478
2.88%, 01/15/26 (a)	150,000	143,114
3.75%, 06/01/26 (a)	150,000	144,581
1.88%, 08/15/26 (a)	250,000	229,652
2.20%, 01/15/27 (a)	150,000	137,463
3.63%, 04/01/27 (a)	100,000	94,977
3.63%, 12/01/27 (a)	150,000	140,510
5.85%, 12/15/27 (a)	150,000	151,788
4.63%, 10/01/28 (a)	100,000	96,649
5.10%, 03/01/29 (a)	150,000	147,607
3.25%, 10/01/29 (a)	100,000	89,163
3.00%, 02/01/30 (a)	100,000	86,992
3.13%, 12/01/30 (a)	150,000	129,306
2.88%, 01/15/32 (a)	150,000	124,635
Aircastle Ltd.
4.25%, 06/15/26 (a)	100,000	96,962
Ares Capital Corp.
5.88%, 03/01/29 (a)	150,000	146,716
ARES Capital Corp.
4.25%, 03/01/25 (a)	100,000	98,073
3.25%, 07/15/25 (a)	250,000	240,240
3.88%, 01/15/26 (a)	200,000	191,946
2.15%, 07/15/26 (a)	150,000	136,319
7.00%, 01/15/27	100,000	101,997
2.88%, 06/15/27 (a)	100,000	90,886
2.88%, 06/15/28 (a)	200,000	175,270
3.20%, 11/15/31 (a)	150,000	122,481
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26 (a)	100,000	91,091
Barings BDC, Inc.
3.30%, 11/23/26 (a)	100,000	91,366
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	100,000	93,509
Blackstone Private Credit Fund
4.70%, 03/24/25	150,000	147,733
7.05%, 09/29/25	150,000	152,004
2.63%, 12/15/26 (a)	200,000	180,774
3.25%, 03/15/27 (a)	200,000	183,012
7.30%, 11/27/28 (a)(d)	75,000	77,404
4.00%, 01/15/29 (a)	100,000	90,983
6.25%, 01/25/31 (a)(d)	75,000	74,213
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	150,000	143,088
2.75%, 09/16/26 (a)	150,000	137,648
2.85%, 09/30/28 (a)	200,000	174,042
Blue Owl Capital Corp.
3.75%, 07/22/25 (a)	100,000	96,397
4.25%, 01/15/26 (a)	150,000	144,515
3.40%, 07/15/26 (a)	200,000	186,324
2.63%, 01/15/27 (a)	100,000	90,646
2.88%, 06/11/28 (a)	150,000	131,229
5.95%, 03/15/29 (a)	100,000	97,720
Blue Owl Capital Corp. II
8.45%, 11/15/26 (a)(d)	50,000	51,325
Blue Owl Capital Corp. III
3.13%, 04/13/27 (a)	75,000	67,824
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (a)	100,000	91,102
4.70%, 02/08/27 (a)	100,000	94,210
7.75%, 09/16/27 (a)	100,000	102,345
7.95%, 06/13/28 (a)(d)	125,000	128,933
7.75%, 01/15/29 (a)(d)	100,000	102,227
6.65%, 03/15/31 (a)(d)	150,000	145,282
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	88,148
FS KKR Capital Corp.
3.40%, 01/15/26 (a)	150,000	141,935
2.63%, 01/15/27 (a)	100,000	90,558
3.13%, 10/12/28 (a)	150,000	129,656
7.88%, 01/15/29 (a)	100,000	103,502
GATX Corp.
3.25%, 09/15/26 (a)	100,000	95,361
3.85%, 03/30/27 (a)	150,000	144,053
3.50%, 03/15/28 (a)	150,000	140,807
4.70%, 04/01/29 (a)	150,000	146,758
4.00%, 06/30/30 (a)	100,000	92,847
1.90%, 06/01/31 (a)	100,000	78,849
4.90%, 03/15/33 (a)	75,000	71,789
6.90%, 05/01/34 (a)	100,000	108,866
5.20%, 03/15/44 (a)	75,000	68,718
3.10%, 06/01/51 (a)	100,000	64,431
Goldman Sachs BDC, Inc.
2.88%, 01/15/26 (a)	100,000	95,191
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	200,000	182,304
7.05%, 12/05/28 (a)	75,000	76,467
6.00%, 07/15/29 (a)	100,000	97,182
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	100,000	90,754
HPS Corporate Lending Fund
6.75%, 01/30/29 (a)(d)	100,000	99,091
See financial notes
Schwab Taxable Bond Funds | Semiannual Report27

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Main Street Capital Corp.
3.00%, 07/14/26 (a)	100,000	92,422
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	100,000	95,632
New Mountain Finance Corp.
6.88%, 02/01/29 (a)	75,000	73,469
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (a)	50,000	44,659
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)(d)	75,000	78,848
Prospect Capital Corp.
3.36%, 11/15/26 (a)	100,000	90,274
3.44%, 10/15/28 (a)	100,000	85,171
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	100,000	92,021
		13,497,051
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	100,000	88,153
ORIX Corp.
3.70%, 07/18/27	100,000	95,695
2.25%, 03/09/31	100,000	83,813
5.20%, 09/13/32	200,000	202,500
		470,161
Insurance 1.1%
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	200,000	192,158
Aetna, Inc.
6.63%, 06/15/36	100,000	109,005
6.75%, 12/15/37	150,000	164,398
4.50%, 05/15/42 (a)	100,000	85,157
4.13%, 11/15/42 (a)	100,000	79,976
4.75%, 03/15/44 (a)	50,000	43,251
3.88%, 08/15/47 (a)	150,000	111,890
Aflac, Inc.
1.13%, 03/15/26 (a)	100,000	92,397
3.60%, 04/01/30 (a)	250,000	231,987
4.75%, 01/15/49 (a)	100,000	90,616
Alleghany Corp.
3.63%, 05/15/30 (a)	100,000	93,072
3.25%, 08/15/51 (a)	100,000	70,022
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (a)	100,000	97,237
Allstate Corp.
0.75%, 12/15/25 (a)	150,000	138,468
3.28%, 12/15/26 (a)	100,000	95,286
5.25%, 03/30/33 (a)	150,000	149,580
5.35%, 06/01/33	100,000	100,620
5.55%, 05/09/35	150,000	152,317
4.50%, 06/15/43	50,000	43,620
4.20%, 12/15/46 (a)	100,000	81,943
3.85%, 08/10/49 (a)	100,000	77,742
6.50%, 05/15/67 (a)(b)	100,000	101,022
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	90,000	86,776
American Financial Group, Inc.
4.50%, 06/15/47 (a)	100,000	82,099
American International Group, Inc.
3.40%, 06/30/30 (a)	150,000	135,483
5.13%, 03/27/33 (a)	150,000	148,060
3.88%, 01/15/35 (a)	78,000	68,699
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.25%, 05/01/36	50,000	51,926
4.50%, 07/16/44 (a)	145,000	128,139
4.80%, 07/10/45 (a)	100,000	91,683
4.75%, 04/01/48 (a)	200,000	182,810
5.75%, 04/01/48 (a)(b)	100,000	98,331
4.38%, 06/30/50 (a)	200,000	171,850
Aon Corp.
4.50%, 12/15/28 (a)	100,000	97,727
3.75%, 05/02/29 (a)	150,000	140,793
2.80%, 05/15/30 (a)	200,000	174,072
6.25%, 09/30/40	50,000	53,135
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	100,000	93,248
2.05%, 08/23/31 (a)	100,000	80,245
2.60%, 12/02/31 (a)	100,000	83,184
5.35%, 02/28/33 (a)	100,000	99,878
2.90%, 08/23/51 (a)	100,000	62,405
3.90%, 02/28/52 (a)	125,000	94,791
Aon Global Ltd.
3.88%, 12/15/25 (a)	200,000	195,024
4.60%, 06/14/44 (a)	150,000	129,699
4.75%, 05/15/45 (a)	100,000	88,415
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	100,000	96,701
5.03%, 12/15/46 (a)	100,000	92,128
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	200,000	147,512
Arch Capital Group U.S., Inc.
5.14%, 11/01/43	85,000	79,390
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	100,000	81,122
6.50%, 02/15/34 (a)	100,000	106,930
5.45%, 07/15/34 (a)	2,000	1,994
3.50%, 05/20/51 (a)	150,000	104,415
3.05%, 03/09/52 (a)	100,000	63,624
5.75%, 03/02/53 (a)	100,000	98,648
6.75%, 02/15/54 (a)	100,000	112,350
5.75%, 07/15/54 (a)	75,000	74,434
Assurant, Inc.
4.90%, 03/27/28 (a)	100,000	98,001
3.70%, 02/22/30 (a)	100,000	89,469
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31 (a)	200,000	175,274
3.60%, 09/15/51 (a)	50,000	35,244
Athene Holding Ltd.
4.13%, 01/12/28 (a)	100,000	95,827
6.15%, 04/03/30 (a)	100,000	103,037
3.50%, 01/15/31 (a)	100,000	87,036
6.65%, 02/01/33 (a)	100,000	104,763
5.88%, 01/15/34 (a)	100,000	99,396
3.95%, 05/25/51 (a)	100,000	73,137
3.45%, 05/15/52 (a)	50,000	32,728
AXA SA
8.60%, 12/15/30	100,000	118,500
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	94,080
4.90%, 01/15/40 (a)(b)	50,000	44,298
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	150,000	140,519
1.85%, 03/12/30 (a)	100,000	85,030
1.45%, 10/15/30 (a)	150,000	122,460
2.88%, 03/15/32 (a)	200,000	174,848
5.75%, 01/15/40	200,000	215,394
4.40%, 05/15/42	100,000	92,470
4.30%, 05/15/43	150,000	134,418
See financial notes
28Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 08/15/48 (a)	400,000	348,856
4.25%, 01/15/49 (a)	350,000	308,675
2.85%, 10/15/50 (a)	300,000	198,234
2.50%, 01/15/51 (a)	100,000	61,935
3.85%, 03/15/52 (a)	450,000	357,286
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	350,000	338,408
4.50%, 02/11/43	100,000	94,453
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	150,000	141,504
5.63%, 05/15/30 (a)	150,000	149,304
4.70%, 06/22/47 (a)	100,000	77,623
3.85%, 12/22/51 (a)	75,000	48,806
Brown & Brown, Inc.
2.38%, 03/15/31 (a)	150,000	122,715
4.20%, 03/17/32 (a)	100,000	90,928
4.95%, 03/17/52 (a)	100,000	86,510
Centene Corp.
4.25%, 12/15/27 (a)	400,000	381,496
2.45%, 07/15/28 (a)	400,000	353,124
4.63%, 12/15/29 (a)	600,000	568,566
3.38%, 02/15/30 (a)	350,000	309,057
3.00%, 10/15/30 (a)	400,000	341,948
2.50%, 03/01/31 (a)	400,000	328,092
2.63%, 08/01/31 (a)	200,000	163,784
Chubb Corp.
6.50%, 05/15/38	100,000	112,585
Chubb INA Holdings, Inc.
3.15%, 03/15/25	150,000	146,677
3.35%, 05/03/26 (a)	300,000	289,287
1.38%, 09/15/30 (a)	250,000	202,472
4.15%, 03/13/43	200,000	175,166
4.35%, 11/03/45 (a)	250,000	221,087
2.85%, 12/15/51 (a)	150,000	101,615
3.05%, 12/15/61 (a)	250,000	166,317
Cincinnati Financial Corp.
6.92%, 05/15/28	75,000	79,998
6.13%, 11/01/34	50,000	52,337
CNA Financial Corp.
4.50%, 03/01/26 (a)	150,000	147,646
3.45%, 08/15/27 (a)	100,000	94,720
3.90%, 05/01/29 (a)	100,000	93,947
2.05%, 08/15/30 (a)	100,000	82,763
5.50%, 06/15/33 (a)	100,000	100,819
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	150,000	145,713
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)	200,000	195,358
3.65%, 04/05/27 (a)	250,000	236,890
3.85%, 04/05/29 (a)	150,000	139,158
3.90%, 04/05/32 (a)	200,000	176,124
6.05%, 09/15/33 (a)(d)	100,000	102,267
5.75%, 01/15/34 (a)	100,000	99,893
4.35%, 04/05/42 (a)	100,000	82,889
4.40%, 04/05/52 (a)	250,000	201,175
6.88%, 12/15/52 (a)(b)	175,000	175,079
Elevance Health, Inc.
4.90%, 02/08/26 (a)	150,000	148,965
1.50%, 03/15/26 (a)	100,000	92,905
3.65%, 12/01/27 (a)	300,000	286,947
4.10%, 03/01/28 (a)	150,000	145,152
2.88%, 09/15/29 (a)	150,000	134,703
2.25%, 05/15/30 (a)	200,000	170,042
2.55%, 03/15/31 (a)	200,000	169,696
4.10%, 05/15/32 (a)	100,000	92,225
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 10/15/32 (a)	150,000	152,854
4.75%, 02/15/33 (a)	250,000	241,702
6.38%, 06/15/37	100,000	108,100
4.63%, 05/15/42	200,000	180,166
4.65%, 01/15/43	150,000	135,545
5.10%, 01/15/44	150,000	141,365
4.65%, 08/15/44 (a)	150,000	133,607
4.38%, 12/01/47 (a)	250,000	212,670
4.55%, 03/01/48 (a)	150,000	130,808
3.70%, 09/15/49 (a)	150,000	113,993
3.13%, 05/15/50 (a)	200,000	136,998
3.60%, 03/15/51 (a)	200,000	149,084
4.55%, 05/15/52 (a)	100,000	86,935
6.10%, 10/15/52 (a)	150,000	161,071
5.13%, 02/15/53 (a)	150,000	142,085
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	97,403
3.10%, 09/01/31 (a)	100,000	81,690
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	350,000	337,417
5.59%, 01/11/33 (a)	75,000	75,571
5.00%, 04/20/48 (a)	250,000	227,237
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	100,000	90,400
3.50%, 10/15/50 (a)	200,000	140,716
3.13%, 10/15/52 (a)	150,000	94,359
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	100,000	102,715
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	97,962
4.63%, 04/29/30 (a)	125,000	117,966
3.38%, 03/03/31 (a)	100,000	86,663
5.63%, 08/16/32 (a)	100,000	98,660
6.00%, 12/07/33 (a)(d)	100,000	100,473
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	250,000	220,825
2.45%, 03/15/31 (a)	150,000	122,040
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	89,274
2.40%, 08/15/31 (a)	100,000	78,495
Globe Life, Inc.
4.55%, 09/15/28 (a)	100,000	97,578
2.15%, 08/15/30 (a)	150,000	124,551
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	100,000	83,247
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	150,000	134,126
6.10%, 10/01/41	80,000	83,495
4.40%, 03/15/48 (a)	100,000	86,499
3.60%, 08/19/49 (a)	150,000	113,144
2.90%, 09/15/51 (a)	150,000	96,357
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	100,000	107,138
Humana, Inc.
4.50%, 04/01/25 (a)	100,000	98,981
5.70%, 03/13/26 (a)	100,000	99,974
1.35%, 02/03/27 (a)	150,000	134,589
3.95%, 03/15/27 (a)	100,000	96,531
5.75%, 12/01/28 (a)	100,000	102,167
3.70%, 03/23/29 (a)	100,000	93,536
3.13%, 08/15/29 (a)	150,000	135,662
4.88%, 04/01/30 (a)	100,000	98,439
2.15%, 02/03/32 (a)	150,000	118,899
5.88%, 03/01/33 (a)	150,000	154,048
5.95%, 03/15/34 (a)	100,000	103,391
See financial notes
Schwab Taxable Bond Funds | Semiannual Report29

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 10/01/44 (a)	100,000	90,260
4.80%, 03/15/47 (a)	100,000	87,201
3.95%, 08/15/49 (a)	150,000	117,353
5.50%, 03/15/53 (a)	150,000	145,527
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	100,000	82,904
5.67%, 06/08/32 (a)	100,000	99,900
4.00%, 11/23/51 (a)	100,000	71,664
Kemper Corp.
2.40%, 09/30/30 (a)	150,000	118,455
Lincoln National Corp.
3.63%, 12/12/26 (a)	150,000	143,321
3.80%, 03/01/28 (a)	100,000	95,202
3.05%, 01/15/30 (a)	100,000	87,607
3.40%, 01/15/31 (a)	100,000	87,595
3.40%, 03/01/32 (a)	75,000	63,719
6.30%, 10/09/37	100,000	102,988
7.00%, 06/15/40	100,000	109,190
4.38%, 06/15/50 (a)	50,000	38,709
Loews Corp.
3.20%, 05/15/30 (a)	100,000	90,327
6.00%, 02/01/35	100,000	106,247
4.13%, 05/15/43 (a)	100,000	84,830
Manulife Financial Corp.
4.15%, 03/04/26	200,000	196,124
2.48%, 05/19/27 (a)	100,000	92,879
4.06%, 02/24/32 (a)(b)	200,000	190,666
3.70%, 03/16/32 (a)	150,000	136,805
5.38%, 03/04/46	100,000	97,995
Markel Group, Inc.
3.50%, 11/01/27 (a)	100,000	94,301
3.35%, 09/17/29 (a)	100,000	90,174
5.00%, 04/05/46	100,000	89,346
4.30%, 11/01/47 (a)	75,000	60,154
5.00%, 05/20/49 (a)	100,000	90,789
4.15%, 09/17/50 (a)	100,000	79,159
Marsh & McLennan Cos., Inc.
3.50%, 03/10/25 (a)	100,000	98,247
3.75%, 03/14/26 (a)	150,000	146,403
4.38%, 03/15/29 (a)	250,000	244,555
2.25%, 11/15/30 (a)	140,000	118,191
5.75%, 11/01/32 (a)	100,000	104,490
5.88%, 08/01/33	100,000	105,654
5.40%, 09/15/33 (a)	100,000	101,854
5.15%, 03/15/34 (a)	100,000	99,702
4.75%, 03/15/39 (a)	50,000	47,186
4.35%, 01/30/47 (a)	100,000	84,973
4.20%, 03/01/48 (a)	50,000	41,795
4.90%, 03/15/49 (a)	200,000	185,236
2.90%, 12/15/51 (a)	75,000	48,124
6.25%, 11/01/52 (a)	100,000	110,705
5.45%, 03/15/53 (a)	150,000	149,979
5.70%, 09/15/53 (a)	175,000	181,351
5.45%, 03/15/54 (a)	75,000	74,660
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	95,601
MetLife, Inc.
3.60%, 11/13/25 (a)	100,000	97,584
4.55%, 03/23/30 (a)	200,000	195,948
6.50%, 12/15/32	100,000	109,335
5.38%, 07/15/33 (a)	150,000	150,946
6.38%, 06/15/34	200,000	215,762
5.70%, 06/15/35	150,000	155,353
5.88%, 02/06/41	150,000	156,780
4.13%, 08/13/42	100,000	84,708
4.88%, 11/13/43	250,000	230,075
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.72%, 12/15/44 (b)	100,000	89,137
4.05%, 03/01/45	100,000	82,632
4.60%, 05/13/46 (a)	100,000	89,463
5.00%, 07/15/52 (a)	200,000	186,938
5.25%, 01/15/54 (a)	150,000	145,272
6.40%, 12/15/66 (a)	230,000	234,034
10.75%, 08/01/69 (a)(b)	75,000	102,320
MGIC Investment Corp.
5.25%, 08/15/28 (a)	100,000	96,788
Nationwide Financial Services, Inc.
6.75%, 05/15/37 (b)	40,000	40,216
Old Republic International Corp.
3.88%, 08/26/26 (a)	150,000	145,303
3.85%, 06/11/51 (a)	125,000	90,786
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	93,943
4.50%, 10/01/50 (a)(b)	75,000	67,349
Primerica, Inc.
2.80%, 11/19/31 (a)	150,000	124,680
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	100,000	94,943
3.70%, 05/15/29 (a)	150,000	140,040
2.13%, 06/15/30 (a)	150,000	124,928
6.05%, 10/15/36	100,000	105,417
4.30%, 11/15/46 (a)	137,000	113,735
5.50%, 03/15/53 (a)	75,000	73,610
Progressive Corp.
2.45%, 01/15/27	100,000	93,373
4.00%, 03/01/29 (a)	150,000	144,406
3.20%, 03/26/30 (a)	100,000	90,392
3.00%, 03/15/32 (a)	75,000	64,918
6.25%, 12/01/32	150,000	162,979
4.95%, 06/15/33 (a)	100,000	99,359
3.70%, 01/26/45	100,000	81,146
4.13%, 04/15/47 (a)	100,000	84,093
4.20%, 03/15/48 (a)	100,000	86,100
3.95%, 03/26/50 (a)	100,000	81,543
3.70%, 03/15/52 (a)	100,000	77,916
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	97,000	93,251
2.10%, 03/10/30 (a)	200,000	171,150
5.70%, 12/14/36	150,000	154,992
6.63%, 12/01/37	150,000	167,298
3.00%, 03/10/40 (a)	250,000	186,585
4.60%, 05/15/44	150,000	133,823
5.38%, 05/15/45 (a)(b)	150,000	147,991
4.50%, 09/15/47 (a)(b)	100,000	93,782
3.91%, 12/07/47 (a)	200,000	158,034
5.70%, 09/15/48 (a)(b)	150,000	146,799
3.94%, 12/07/49 (a)	100,000	78,468
4.35%, 02/25/50 (a)	150,000	126,999
3.70%, 10/01/50 (a)(b)	200,000	174,718
3.70%, 03/13/51 (a)	300,000	228,393
5.13%, 03/01/52 (a)(b)	200,000	187,102
6.00%, 09/01/52 (a)(b)	200,000	199,458
Prudential Funding Asia PLC
3.13%, 04/14/30	200,000	178,446
Radian Group, Inc.
6.63%, 03/15/25 (a)	50,000	50,151
4.88%, 03/15/27 (a)	100,000	97,257
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	200,000	188,794
3.15%, 06/15/30 (a)	200,000	176,954
See financial notes
30Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	138,440
5.75%, 06/05/33 (a)	150,000	151,258
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	75,000	71,144
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	100,000	78,060
Transatlantic Holdings, Inc.
8.00%, 11/30/39	100,000	128,085
Travelers Cos., Inc.
6.75%, 06/20/36	150,000	171,375
5.35%, 11/01/40	100,000	101,218
4.60%, 08/01/43	200,000	186,308
4.00%, 05/30/47 (a)	200,000	165,154
4.10%, 03/04/49 (a)	100,000	84,185
2.55%, 04/27/50 (a)	200,000	124,620
3.05%, 06/08/51 (a)	200,000	137,058
5.45%, 05/25/53 (a)	150,000	153,673
UnitedHealth Group, Inc.
3.75%, 07/15/25	255,000	250,288
5.15%, 10/15/25	50,000	50,117
1.25%, 01/15/26	100,000	93,443
3.10%, 03/15/26	200,000	193,222
1.15%, 05/15/26 (a)	200,000	184,416
3.45%, 01/15/27	150,000	144,804
3.38%, 04/15/27	150,000	143,819
3.70%, 05/15/27 (a)	50,000	48,423
2.95%, 10/15/27	150,000	140,897
5.25%, 02/15/28 (a)	200,000	203,388
3.85%, 06/15/28	250,000	240,777
3.88%, 12/15/28	150,000	144,055
4.25%, 01/15/29 (a)	200,000	195,084
4.00%, 05/15/29 (a)	150,000	144,295
2.88%, 08/15/29	200,000	181,424
5.30%, 02/15/30 (a)	200,000	203,864
2.00%, 05/15/30	200,000	168,184
2.30%, 05/15/31 (a)	300,000	251,721
4.20%, 05/15/32 (a)	250,000	236,145
5.35%, 02/15/33 (a)	350,000	357,252
4.50%, 04/15/33 (a)	250,000	240,155
4.63%, 07/15/35	200,000	193,162
5.80%, 03/15/36	193,000	204,209
6.50%, 06/15/37	100,000	111,501
6.63%, 11/15/37	150,000	169,209
6.88%, 02/15/38	200,000	232,470
3.50%, 08/15/39 (a)	250,000	202,205
2.75%, 05/15/40 (a)	150,000	108,149
5.70%, 10/15/40 (a)	75,000	77,992
5.95%, 02/15/41 (a)	100,000	105,539
3.05%, 05/15/41 (a)	300,000	223,140
4.63%, 11/15/41 (a)	100,000	91,360
4.38%, 03/15/42 (a)	100,000	89,352
3.95%, 10/15/42 (a)	100,000	84,242
4.25%, 03/15/43 (a)	100,000	87,422
4.75%, 07/15/45	350,000	323,855
4.20%, 01/15/47 (a)	150,000	127,011
4.25%, 04/15/47 (a)	100,000	85,312
3.75%, 10/15/47 (a)	200,000	155,314
4.25%, 06/15/48 (a)	250,000	210,742
4.45%, 12/15/48 (a)	175,000	153,344
3.70%, 08/15/49 (a)	150,000	115,664
2.90%, 05/15/50 (a)	150,000	99,723
3.25%, 05/15/51 (a)	350,000	246,641
4.75%, 05/15/52 (a)	300,000	273,519
5.88%, 02/15/53 (a)	350,000	374,615
5.05%, 04/15/53 (a)	400,000	380,932
3.88%, 08/15/59 (a)	200,000	152,884
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 05/15/60 (a)	150,000	98,456
4.95%, 05/15/62 (a)	150,000	138,404
6.05%, 02/15/63 (a)	250,000	272,317
5.20%, 04/15/63 (a)	325,000	310,216
Unum Group
4.00%, 06/15/29 (a)	100,000	93,943
5.75%, 08/15/42	100,000	97,218
4.50%, 12/15/49 (a)	50,000	39,710
4.13%, 06/15/51 (a)	100,000	73,554
Voya Financial, Inc.
3.65%, 06/15/26	100,000	96,276
5.70%, 07/15/43	100,000	97,078
4.70%, 01/23/48 (a)(b)	100,000	84,371
W R Berkley Corp.
4.00%, 05/12/50 (a)	50,000	38,551
3.55%, 03/30/52 (a)	100,000	69,345
3.15%, 09/30/61 (a)	100,000	60,182
Willis North America, Inc.
4.65%, 06/15/27 (a)	150,000	147,288
4.50%, 09/15/28 (a)	150,000	144,876
2.95%, 09/15/29 (a)	200,000	177,882
5.35%, 05/15/33 (a)	150,000	147,825
3.88%, 09/15/49 (a)	150,000	111,467
XL Group Ltd.
5.25%, 12/15/43	55,000	51,525
		50,159,670
REITs 0.7%
Agree LP
2.90%, 10/01/30 (a)	150,000	127,892
4.80%, 10/01/32 (a)	100,000	93,595
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	100,000	97,679
3.80%, 04/15/26 (a)	50,000	48,513
3.95%, 01/15/28 (a)	100,000	95,292
4.50%, 07/30/29 (a)	50,000	48,004
2.75%, 12/15/29 (a)	100,000	87,052
4.70%, 07/01/30 (a)	100,000	96,220
4.90%, 12/15/30 (a)	150,000	146,121
3.38%, 08/15/31 (a)	150,000	131,871
2.00%, 05/18/32 (a)	100,000	77,307
1.88%, 02/01/33 (a)	150,000	112,412
2.95%, 03/15/34 (a)	150,000	121,016
4.75%, 04/15/35 (a)	100,000	93,156
5.25%, 05/15/36 (a)	75,000	72,112
4.85%, 04/15/49 (a)	50,000	43,845
4.00%, 02/01/50 (a)	150,000	113,331
3.00%, 05/18/51 (a)	150,000	94,311
3.55%, 03/15/52 (a)	175,000	121,592
5.15%, 04/15/53 (a)	100,000	90,753
5.63%, 05/15/54 (a)	100,000	96,328
American Assets Trust LP
3.38%, 02/01/31 (a)	75,000	60,728
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	96,103
4.90%, 02/15/29 (a)	100,000	97,531
2.38%, 07/15/31 (a)	100,000	80,648
3.63%, 04/15/32 (a)	150,000	130,855
5.50%, 02/01/34 (a)	100,000	98,217
AvalonBay Communities, Inc.
3.45%, 06/01/25 (a)	100,000	97,788
2.95%, 05/11/26 (a)	100,000	95,554
2.90%, 10/15/26 (a)	100,000	94,604
3.30%, 06/01/29 (a)	150,000	138,370
2.30%, 03/01/30 (a)	100,000	85,991
See financial notes
Schwab Taxable Bond Funds | Semiannual Report31

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.45%, 01/15/31 (a)	150,000	127,998
2.05%, 01/15/32 (a)	150,000	122,517
5.00%, 02/15/33 (a)	100,000	98,118
5.30%, 12/07/33 (a)	100,000	100,292
3.90%, 10/15/46 (a)	150,000	117,449
Boston Properties LP
3.65%, 02/01/26 (a)	150,000	144,298
2.75%, 10/01/26 (a)	200,000	185,224
6.75%, 12/01/27 (a)	150,000	155,073
4.50%, 12/01/28 (a)	150,000	141,784
3.40%, 06/21/29 (a)	200,000	176,540
2.90%, 03/15/30 (a)	100,000	84,583
3.25%, 01/30/31 (a)	200,000	168,476
2.55%, 04/01/32 (a)	150,000	116,660
2.45%, 10/01/33 (a)	100,000	73,859
6.50%, 01/15/34 (a)	150,000	153,537
Brixmor Operating Partnership LP
4.13%, 06/15/26 (a)	100,000	96,886
3.90%, 03/15/27 (a)	100,000	95,369
4.13%, 05/15/29 (a)	150,000	140,242
4.05%, 07/01/30 (a)	150,000	137,896
2.50%, 08/16/31 (a)	100,000	81,343
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	75,000	58,241
Camden Property Trust
5.85%, 11/03/26 (a)	75,000	76,579
4.10%, 10/15/28 (a)	100,000	96,352
3.15%, 07/01/29 (a)	100,000	91,037
2.80%, 05/15/30 (a)	100,000	87,914
4.90%, 01/15/34 (a)	100,000	96,110
3.35%, 11/01/49 (a)	50,000	35,736
COPT Defense Properties LP
2.25%, 03/15/26 (a)	100,000	93,544
2.00%, 01/15/29 (a)	150,000	124,347
2.75%, 04/15/31 (a)	100,000	80,712
CubeSmart LP
3.13%, 09/01/26 (a)	150,000	141,981
4.38%, 02/15/29 (a)	100,000	95,180
2.00%, 02/15/31 (a)	100,000	80,418
2.50%, 02/15/32 (a)	150,000	121,239
Digital Realty Trust LP
3.70%, 08/15/27 (a)	150,000	143,055
5.55%, 01/15/28 (a)	150,000	151,656
4.45%, 07/15/28 (a)	150,000	145,209
3.60%, 07/01/29 (a)	150,000	138,349
EPR Properties
4.75%, 12/15/26 (a)	100,000	96,145
4.50%, 06/01/27 (a)	150,000	141,826
3.75%, 08/15/29 (a)	100,000	87,402
3.60%, 11/15/31 (a)	100,000	81,881
ERP Operating LP
3.38%, 06/01/25 (a)	100,000	97,558
2.85%, 11/01/26 (a)	100,000	94,416
3.50%, 03/01/28 (a)	100,000	94,509
4.15%, 12/01/28 (a)	100,000	96,754
3.00%, 07/01/29 (a)	100,000	90,660
2.50%, 02/15/30 (a)	100,000	86,896
4.50%, 07/01/44 (a)	150,000	129,185
4.50%, 06/01/45 (a)	50,000	41,781
4.00%, 08/01/47 (a)	100,000	77,149
Essential Properties LP
2.95%, 07/15/31 (a)	100,000	78,631
Essex Portfolio LP
3.50%, 04/01/25 (a)	130,000	127,292
3.38%, 04/15/26 (a)	50,000	48,145
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 03/01/29 (a)	150,000	142,171
3.00%, 01/15/30 (a)	100,000	87,790
1.65%, 01/15/31 (a)	150,000	117,335
2.65%, 03/15/32 (a)	150,000	122,399
2.65%, 09/01/50 (a)	100,000	58,241
Extra Space Storage LP
3.88%, 12/15/27 (a)	150,000	142,477
5.70%, 04/01/28 (a)	150,000	152,151
4.00%, 06/15/29 (a)	100,000	93,938
2.20%, 10/15/30 (a)	50,000	40,904
5.90%, 01/15/31 (a)	100,000	102,368
2.55%, 06/01/31 (a)	100,000	82,417
2.40%, 10/15/31 (a)	150,000	121,274
2.35%, 03/15/32 (a)	150,000	119,043
5.40%, 02/01/34 (a)	100,000	98,100
Federal Realty OP LP
1.25%, 02/15/26 (a)	100,000	92,250
3.25%, 07/15/27 (a)	100,000	93,539
3.50%, 06/01/30 (a)	100,000	89,786
4.50%, 12/01/44 (a)	100,000	81,675
Healthcare Realty Holdings LP
3.50%, 08/01/26 (a)	100,000	95,504
3.10%, 02/15/30 (a)	150,000	129,360
2.00%, 03/15/31 (a)	100,000	78,426
Healthpeak OP LLC
4.00%, 06/01/25 (a)	75,000	73,612
3.25%, 07/15/26 (a)	200,000	191,120
2.13%, 12/01/28 (a)	75,000	65,336
3.50%, 07/15/29 (a)	150,000	137,169
3.00%, 01/15/30 (a)	100,000	87,778
2.88%, 01/15/31 (a)	150,000	127,710
5.25%, 12/15/32 (a)	150,000	146,785
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	90,296
3.05%, 02/15/30 (a)	100,000	83,856
2.60%, 02/01/31 (a)	100,000	78,795
7.65%, 02/01/34 (a)	75,000	80,443
Host Hotels & Resorts LP
4.00%, 06/15/25 (a)	105,000	102,928
3.38%, 12/15/29 (a)	150,000	132,778
3.50%, 09/15/30 (a)	225,000	198,547
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	200,000	175,204
2.00%, 08/15/31 (a)	100,000	78,180
4.15%, 04/15/32 (a)	100,000	90,525
5.50%, 08/15/33 (a)	100,000	98,875
Kilroy Realty LP
4.75%, 12/15/28 (a)	100,000	94,261
4.25%, 08/15/29 (a)	120,000	109,625
3.05%, 02/15/30 (a)	150,000	125,828
2.50%, 11/15/32 (a)	150,000	111,248
Kimco Realty OP LLC
2.80%, 10/01/26 (a)	100,000	93,723
1.90%, 03/01/28 (a)	100,000	87,666
2.70%, 10/01/30 (a)	100,000	85,195
2.25%, 12/01/31 (a)	100,000	79,714
3.20%, 04/01/32 (a)	100,000	85,016
4.60%, 02/01/33 (a)	100,000	93,802
6.40%, 03/01/34 (a)	100,000	105,330
4.25%, 04/01/45 (a)	150,000	117,531
4.13%, 12/01/46 (a)	100,000	76,269
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	94,848
Kite Realty Group Trust
4.75%, 09/15/30 (a)	100,000	94,482
See financial notes
32Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
LXP Industrial Trust
2.70%, 09/15/30 (a)	150,000	123,911
Mid-America Apartments LP
1.10%, 09/15/26 (a)	100,000	90,479
3.60%, 06/01/27 (a)	150,000	143,389
4.20%, 06/15/28 (a)	100,000	96,869
3.95%, 03/15/29 (a)	50,000	47,730
2.75%, 03/15/30 (a)	100,000	87,947
1.70%, 02/15/31 (a)	100,000	79,791
National Health Investors, Inc.
3.00%, 02/01/31 (a)	100,000	80,291
NNN REIT, Inc.
4.00%, 11/15/25 (a)	100,000	97,578
3.50%, 10/15/27 (a)	100,000	94,128
4.30%, 10/15/28 (a)	100,000	96,061
2.50%, 04/15/30 (a)	100,000	84,740
5.60%, 10/15/33 (a)	75,000	74,858
4.80%, 10/15/48 (a)	50,000	42,985
3.10%, 04/15/50 (a)	100,000	64,900
3.00%, 04/15/52 (a)	100,000	63,864
Omega Healthcare Investors, Inc.
5.25%, 01/15/26 (a)	100,000	99,143
4.50%, 04/01/27 (a)	150,000	144,381
4.75%, 01/15/28 (a)	100,000	96,012
3.63%, 10/01/29 (a)	150,000	131,791
3.38%, 02/01/31 (a)	150,000	126,501
3.25%, 04/15/33 (a)	100,000	79,610
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	80,506
Physicians Realty LP
4.30%, 03/15/27 (a)	100,000	97,268
2.63%, 11/01/31 (a)	100,000	81,533
Piedmont Operating Partnership LP
9.25%, 07/20/28 (a)	75,000	79,150
3.15%, 08/15/30 (a)	150,000	115,349
Prologis LP
3.25%, 06/30/26 (a)	130,000	124,934
2.13%, 04/15/27 (a)	150,000	137,707
4.88%, 06/15/28 (a)	150,000	149,830
3.88%, 09/15/28 (a)	150,000	143,632
4.38%, 02/01/29 (a)	50,000	48,870
2.88%, 11/15/29 (a)	50,000	44,928
2.25%, 04/15/30 (a)	200,000	171,552
1.75%, 07/01/30 (a)	75,000	61,730
1.25%, 10/15/30 (a)	100,000	79,383
1.63%, 03/15/31 (a)	100,000	79,440
2.25%, 01/15/32 (a)	100,000	81,731
4.63%, 01/15/33 (a)	150,000	144,493
4.75%, 06/15/33 (a)	150,000	145,474
5.13%, 01/15/34 (a)	150,000	148,531
5.00%, 03/15/34 (a)	100,000	98,316
3.05%, 03/01/50 (a)	50,000	33,975
3.00%, 04/15/50 (a)	150,000	101,625
2.13%, 10/15/50 (a)	150,000	82,359
5.25%, 06/15/53 (a)	150,000	145,557
5.25%, 03/15/54 (a)	100,000	95,994
Public Storage Operating Co.
0.88%, 02/15/26 (a)	125,000	115,391
1.50%, 11/09/26 (a)	150,000	137,055
3.09%, 09/15/27 (a)	50,000	47,097
1.85%, 05/01/28 (a)	150,000	132,687
5.13%, 01/15/29 (a)	100,000	101,065
3.39%, 05/01/29 (a)	150,000	139,858
2.30%, 05/01/31 (a)	100,000	83,991
2.25%, 11/09/31 (a)	100,000	82,502
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.10%, 08/01/33 (a)	100,000	99,958
5.35%, 08/01/53 (a)	100,000	99,589
Realty Income Corp.
3.88%, 04/15/25 (a)	150,000	147,493
0.75%, 03/15/26 (a)	100,000	91,298
4.88%, 06/01/26 (a)	100,000	99,229
4.13%, 10/15/26 (a)	100,000	97,358
3.00%, 01/15/27 (a)	180,000	169,758
3.95%, 08/15/27 (a)	150,000	144,910
3.40%, 01/15/28 (a)	100,000	93,917
2.10%, 03/15/28 (a)	100,000	88,752
2.20%, 06/15/28 (a)	100,000	88,803
4.70%, 12/15/28 (a)	150,000	147,625
4.75%, 02/15/29 (a)	100,000	97,908
3.10%, 12/15/29 (a)	100,000	89,855
3.40%, 01/15/30 (a)	50,000	45,352
4.85%, 03/15/30 (a)	100,000	98,120
3.25%, 01/15/31 (a)	200,000	177,036
3.20%, 02/15/31 (a)	150,000	131,212
2.70%, 02/15/32 (a)	75,000	61,565
5.63%, 10/13/32 (a)	150,000	151,774
2.85%, 12/15/32 (a)	150,000	123,579
1.80%, 03/15/33 (a)	100,000	75,231
4.90%, 07/15/33 (a)	100,000	95,485
5.13%, 02/15/34 (a)	150,000	145,362
4.65%, 03/15/47 (a)	100,000	87,410
Regency Centers LP
4.13%, 03/15/28 (a)	150,000	143,388
3.70%, 06/15/30 (a)	100,000	91,178
5.25%, 01/15/34 (a)	75,000	73,446
4.40%, 02/01/47 (a)	100,000	80,181
4.65%, 03/15/49 (a)	75,000	63,647
Retail Opportunity Investments Partnership LP
6.75%, 10/15/28 (a)	75,000	77,643
Rexford Industrial Realty LP
2.15%, 09/01/31 (a)	150,000	118,622
Sabra Health Care LP
5.13%, 08/15/26 (a)	75,000	73,653
3.90%, 10/15/29 (a)	100,000	89,191
3.20%, 12/01/31 (a)	150,000	122,016
Safehold GL Holdings LLC
2.85%, 01/15/32 (a)	100,000	80,498
Simon Property Group LP
3.50%, 09/01/25 (a)	250,000	243,972
3.30%, 01/15/26 (a)	100,000	96,533
3.25%, 11/30/26 (a)	250,000	238,407
3.38%, 12/01/27 (a)	150,000	141,532
1.75%, 02/01/28 (a)	175,000	154,954
2.45%, 09/13/29 (a)	250,000	218,007
2.65%, 07/15/30 (a)	150,000	130,281
2.20%, 02/01/31 (a)	150,000	123,134
2.25%, 01/15/32 (a)	200,000	161,032
2.65%, 02/01/32 (a)	100,000	83,168
5.50%, 03/08/33 (a)	150,000	151,398
6.25%, 01/15/34 (a)	100,000	105,418
6.75%, 02/01/40 (a)	100,000	110,387
4.25%, 11/30/46 (a)	150,000	122,021
3.25%, 09/13/49 (a)	150,000	104,480
3.80%, 07/15/50 (a)	175,000	132,512
5.85%, 03/08/53 (a)	150,000	152,466
6.65%, 01/15/54 (a)	75,000	84,481
SITE Centers Corp.
4.70%, 06/01/27 (a)	100,000	98,420
See financial notes
Schwab Taxable Bond Funds | Semiannual Report33

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Store Capital LLC
4.50%, 03/15/28 (a)	100,000	94,167
4.63%, 03/15/29 (a)	100,000	93,344
2.70%, 12/01/31 (a)	75,000	58,491
Sun Communities Operating LP
2.30%, 11/01/28 (a)	100,000	86,867
5.50%, 01/15/29 (a)	75,000	74,339
2.70%, 07/15/31 (a)	100,000	81,670
4.20%, 04/15/32 (a)	100,000	88,836
5.70%, 01/15/33 (a)	100,000	98,501
Tanger Properties LP
3.88%, 07/15/27 (a)	100,000	91,758
2.75%, 09/01/31 (a)	100,000	80,810
UDR, Inc.
3.50%, 01/15/28 (a)	100,000	93,348
3.20%, 01/15/30 (a)	150,000	134,352
3.00%, 08/15/31 (a)	100,000	85,856
2.10%, 08/01/32 (a)	150,000	116,097
1.90%, 03/15/33 (a)	150,000	112,142
Ventas Realty LP
4.13%, 01/15/26 (a)	100,000	97,399
3.25%, 10/15/26 (a)	100,000	94,468
3.85%, 04/01/27 (a)	150,000	143,133
4.00%, 03/01/28 (a)	100,000	95,333
4.40%, 01/15/29 (a)	150,000	143,730
4.75%, 11/15/30 (a)	100,000	95,774
5.70%, 09/30/43 (a)	100,000	94,677
4.38%, 02/01/45 (a)	100,000	79,348
Welltower OP LLC
4.00%, 06/01/25 (a)	300,000	294,534
4.25%, 04/01/26 (a)	150,000	147,117
4.25%, 04/15/28 (a)	100,000	96,816
4.13%, 03/15/29 (a)	150,000	142,687
2.75%, 01/15/31 (a)	150,000	127,979
2.75%, 01/15/32 (a)	100,000	83,244
3.85%, 06/15/32 (a)	150,000	134,593
6.50%, 03/15/41 (a)	150,000	162,562
4.95%, 09/01/48 (a)	100,000	90,056
WP Carey, Inc.
4.25%, 10/01/26 (a)	150,000	146,110
2.40%, 02/01/31 (a)	100,000	82,337
2.25%, 04/01/33 (a)	100,000	76,078
		30,260,117
		373,978,963

Industrial 14.5%
Basic Industry 0.7%
Air Products & Chemicals, Inc.
1.50%, 10/15/25 (a)	250,000	236,415
4.60%, 02/08/29 (a)	125,000	123,475
2.05%, 05/15/30 (a)	200,000	170,202
4.75%, 02/08/31 (a)	100,000	98,880
4.80%, 03/03/33 (a)	100,000	98,697
4.85%, 02/08/34 (a)	200,000	196,194
2.70%, 05/15/40 (a)	150,000	108,009
2.80%, 05/15/50 (a)	200,000	133,140
Albemarle Corp.
4.65%, 06/01/27 (a)	100,000	98,267
5.05%, 06/01/32 (a)	100,000	95,005
5.45%, 12/01/44 (a)	50,000	45,618
5.65%, 06/01/52 (a)	100,000	89,945
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	179,420
3.75%, 10/01/30 (a)	200,000	173,274
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ArcelorMittal SA
6.55%, 11/29/27 (a)	200,000	208,244
4.25%, 07/16/29	100,000	94,807
6.80%, 11/29/32 (a)	150,000	158,859
7.00%, 10/15/39	100,000	106,742
6.75%, 03/01/41 (f)	100,000	102,822
Barrick Gold Corp.
6.45%, 10/15/35	150,000	162,711
Barrick North America Finance LLC
5.70%, 05/30/41	100,000	101,328
5.75%, 05/01/43	150,000	153,556
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	150,000	153,631
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	150,000	149,434
6.42%, 03/01/26	150,000	153,703
5.25%, 09/08/26	150,000	150,969
4.75%, 02/28/28 (a)	200,000	198,710
5.10%, 09/08/28 (a)	150,000	151,005
5.25%, 09/08/30 (a)	150,000	151,338
4.90%, 02/28/33 (a)	150,000	148,108
5.25%, 09/08/33 (a)	250,000	251,222
4.13%, 02/24/42	95,000	81,920
5.00%, 09/30/43	450,000	430,978
5.50%, 09/08/53 (a)	150,000	153,343
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	140,207
Celanese U.S. Holdings LLC
6.05%, 03/15/25	200,000	200,484
1.40%, 08/05/26 (a)	100,000	90,626
6.17%, 07/15/27 (a)	350,000	355,470
6.35%, 11/15/28 (a)	200,000	205,954
6.33%, 07/15/29 (a)	200,000	205,618
6.55%, 11/15/30 (a)	100,000	103,905
6.38%, 07/15/32 (a)	100,000	102,733
6.70%, 11/15/33 (a)	200,000	210,250
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (a)	200,000	187,878
CF Industries, Inc.
5.15%, 03/15/34	100,000	96,988
4.95%, 06/01/43	100,000	88,628
5.38%, 03/15/44	150,000	140,177
Dow Chemical Co.
4.80%, 11/30/28 (a)	100,000	99,300
7.38%, 11/01/29	174,000	193,015
2.10%, 11/15/30 (a)	150,000	125,303
6.30%, 03/15/33 (a)	100,000	107,159
5.15%, 02/15/34 (a)	150,000	147,817
4.25%, 10/01/34 (a)	50,000	46,068
9.40%, 05/15/39	100,000	133,526
5.25%, 11/15/41 (a)	100,000	93,858
4.38%, 11/15/42 (a)	250,000	211,217
4.63%, 10/01/44 (a)	100,000	86,849
5.55%, 11/30/48 (a)	150,000	146,046
4.80%, 05/15/49 (a)	150,000	130,635
3.60%, 11/15/50 (a)	150,000	109,239
6.90%, 05/15/53 (a)	150,000	171,667
5.60%, 02/15/54 (a)	100,000	98,086
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	300,000	296,571
4.73%, 11/15/28 (a)	400,000	398,068
5.32%, 11/15/38 (a)	250,000	247,485
5.42%, 11/15/48 (a)	400,000	393,656
See financial notes
34Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Eastman Chemical Co.
3.80%, 03/15/25 (a)	150,000	147,377
4.50%, 12/01/28 (a)	150,000	145,650
5.75%, 03/08/33 (a)	100,000	100,886
5.63%, 02/20/34 (a)	100,000	99,434
4.80%, 09/01/42 (a)	100,000	87,825
4.65%, 10/15/44 (a)	100,000	84,612
Ecolab, Inc.
2.70%, 11/01/26 (a)	150,000	142,226
1.65%, 02/01/27 (a)	100,000	91,441
3.25%, 12/01/27 (a)	150,000	142,170
4.80%, 03/24/30 (a)	200,000	199,828
1.30%, 01/30/31 (a)	100,000	79,207
2.13%, 02/01/32 (a)	150,000	123,051
2.13%, 08/15/50 (a)	100,000	57,864
2.70%, 12/15/51 (a)	150,000	94,961
2.75%, 08/18/55 (a)	150,000	93,378
EIDP, Inc.
1.70%, 07/15/25 (a)	200,000	190,150
4.80%, 05/15/33 (a)	150,000	146,933
FMC Corp.
5.15%, 05/18/26 (a)	100,000	98,763
3.20%, 10/01/26 (a)	100,000	93,771
3.45%, 10/01/29 (a)	100,000	88,930
5.65%, 05/18/33 (a)	50,000	48,449
4.50%, 10/01/49 (a)	100,000	74,393
6.38%, 05/18/53 (a)	100,000	97,811
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	150,000	147,775
4.13%, 03/01/28 (a)	100,000	94,992
5.25%, 09/01/29 (a)	100,000	99,567
4.63%, 08/01/30 (a)	200,000	190,888
5.40%, 11/14/34 (a)	100,000	97,320
5.45%, 03/15/43 (a)	300,000	279,900
Georgia-Pacific LLC
7.75%, 11/15/29	75,000	85,247
8.88%, 05/15/31	100,000	123,007
Huntsman International LLC
4.50%, 05/01/29 (a)	100,000	95,047
2.95%, 06/15/31 (a)	100,000	82,527
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	96,618
4.38%, 06/01/47 (a)	100,000	74,887
5.00%, 09/26/48 (a)	150,000	125,984
International Paper Co.
7.30%, 11/15/39	100,000	116,409
6.00%, 11/15/41 (a)	100,000	103,114
4.80%, 06/15/44 (a)	100,000	89,182
5.15%, 05/15/46 (a)	100,000	93,425
4.40%, 08/15/47 (a)	100,000	83,308
4.35%, 08/15/48 (a)	100,000	84,919
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	97,268
6.25%, 07/15/33 (a)(d)	100,000	102,372
Linde, Inc.
4.70%, 12/05/25 (a)	150,000	149,343
3.20%, 01/30/26 (a)	150,000	145,434
1.10%, 08/10/30 (a)	200,000	160,146
2.00%, 08/10/50 (a)	150,000	84,537
LYB International Finance BV
5.25%, 07/15/43	150,000	137,858
4.88%, 03/15/44 (a)	150,000	131,706
LYB International Finance II BV
3.50%, 03/02/27 (a)	150,000	142,913
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
LYB International Finance III LLC
2.25%, 10/01/30 (a)	100,000	83,338
3.38%, 10/01/40 (a)	150,000	111,278
4.20%, 10/15/49 (a)	100,000	77,302
4.20%, 05/01/50 (a)	250,000	193,347
3.63%, 04/01/51 (a)	250,000	173,892
3.80%, 10/01/60 (a)	100,000	67,826
LyondellBasell Industries NV
4.63%, 02/26/55 (a)	100,000	82,225
Mosaic Co.
4.05%, 11/15/27 (a)	100,000	96,172
5.45%, 11/15/33 (a)	75,000	74,223
4.88%, 11/15/41 (a)	100,000	87,666
5.63%, 11/15/43 (a)	100,000	95,919
NewMarket Corp.
2.70%, 03/18/31 (a)	100,000	83,183
Newmont Corp.
2.80%, 10/01/29 (a)	100,000	88,920
2.25%, 10/01/30 (a)	200,000	167,418
2.60%, 07/15/32 (a)	200,000	164,628
5.88%, 04/01/35	100,000	103,104
6.25%, 10/01/39	150,000	158,880
4.88%, 03/15/42 (a)	230,000	211,662
5.45%, 06/09/44 (a)	100,000	97,798
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (a)(d)	100,000	89,649
Nucor Corp.
2.00%, 06/01/25 (a)	100,000	95,966
3.95%, 05/01/28 (a)	150,000	145,079
2.70%, 06/01/30 (a)	150,000	132,357
3.13%, 04/01/32 (a)	100,000	87,402
6.40%, 12/01/37	50,000	54,758
5.20%, 08/01/43 (a)	75,000	73,469
3.85%, 04/01/52 (a)	100,000	78,664
2.98%, 12/15/55 (a)	200,000	129,168
Nutrien Ltd.
5.95%, 11/07/25	150,000	151,302
4.00%, 12/15/26 (a)	100,000	96,915
4.90%, 03/27/28 (a)	150,000	148,846
4.20%, 04/01/29 (a)	100,000	96,143
2.95%, 05/13/30 (a)	150,000	132,810
5.88%, 12/01/36	50,000	51,242
5.63%, 12/01/40	100,000	98,013
6.13%, 01/15/41 (a)	45,000	46,264
4.90%, 06/01/43 (a)	100,000	90,554
5.25%, 01/15/45 (a)	50,000	46,642
5.00%, 04/01/49 (a)	100,000	90,392
3.95%, 05/13/50 (a)	150,000	117,188
5.80%, 03/27/53 (a)	150,000	150,477
Packaging Corp. of America
3.00%, 12/15/29 (a)	150,000	134,585
4.05%, 12/15/49 (a)	100,000	79,067
3.05%, 10/01/51 (a)	150,000	100,107
PPG Industries, Inc.
1.20%, 03/15/26 (a)	100,000	92,458
2.80%, 08/15/29 (a)	100,000	89,738
2.55%, 06/15/30 (a)	200,000	172,716
Rayonier LP
2.75%, 05/17/31 (a)	75,000	61,256
Reliance, Inc.
2.15%, 08/15/30 (a)	200,000	166,060
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	100,000	111,983
See financial notes
Schwab Taxable Bond Funds | Semiannual Report35

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	100,000	108,980
5.20%, 11/02/40	250,000	246,422
2.75%, 11/02/51 (a)	250,000	158,762
Rio Tinto Finance USA PLC
5.00%, 03/09/33 (a)	150,000	150,046
4.75%, 03/22/42 (a)	100,000	93,925
4.13%, 08/21/42 (a)	200,000	171,542
5.13%, 03/09/53 (a)	200,000	192,544
Rohm & Haas Co.
7.85%, 07/15/29	100,000	111,118
RPM International, Inc.
3.75%, 03/15/27 (a)	50,000	47,755
4.55%, 03/01/29 (a)	100,000	96,278
4.25%, 01/15/48 (a)	100,000	80,951
Sherwin-Williams Co.
4.25%, 08/08/25	100,000	98,515
3.45%, 06/01/27 (a)	250,000	238,190
2.95%, 08/15/29 (a)	200,000	179,926
2.30%, 05/15/30 (a)	100,000	85,038
2.20%, 03/15/32 (a)	150,000	121,485
4.00%, 12/15/42 (a)	100,000	81,886
4.50%, 06/01/47 (a)	200,000	172,872
3.80%, 08/15/49 (a)	100,000	77,326
3.30%, 05/15/50 (a)	100,000	70,077
2.90%, 03/15/52 (a)	100,000	64,671
Southern Copper Corp.
3.88%, 04/23/25	100,000	98,097
7.50%, 07/27/35	150,000	172,956
6.75%, 04/16/40	200,000	220,920
5.25%, 11/08/42	250,000	235,560
5.88%, 04/23/45	250,000	249,117
Steel Dynamics, Inc.
2.40%, 06/15/25 (a)	100,000	96,096
5.00%, 12/15/26 (a)	100,000	99,248
1.65%, 10/15/27 (a)	75,000	66,720
3.45%, 04/15/30 (a)	100,000	90,921
3.25%, 10/15/50 (a)	75,000	49,204
Suzano Austria GmbH
2.50%, 09/15/28 (a)	100,000	87,414
6.00%, 01/15/29 (a)	200,000	200,130
5.00%, 01/15/30 (a)	200,000	190,596
3.75%, 01/15/31 (a)	250,000	218,765
3.13%, 01/15/32 (a)	200,000	164,478
Suzano International Finance BV
5.50%, 01/17/27	200,000	199,832
Teck Resources Ltd.
3.90%, 07/15/30 (a)	100,000	91,350
6.00%, 08/15/40 (a)	95,000	94,316
5.20%, 03/01/42 (a)	100,000	90,434
5.40%, 02/01/43 (a)	100,000	92,832
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	300,000	270,057
6.13%, 06/12/33 (a)	400,000	404,220
6.88%, 11/21/36	250,000	267,992
6.88%, 11/10/39	200,000	214,548
Westlake Corp.
3.60%, 08/15/26 (a)	100,000	96,263
3.38%, 06/15/30 (a)	100,000	89,409
5.00%, 08/15/46 (a)	100,000	89,132
4.38%, 11/15/47 (a)	100,000	82,363
3.13%, 08/15/51 (a)	125,000	78,865
3.38%, 08/15/61 (a)	100,000	62,105
WestRock MWV LLC
7.95%, 02/15/31	150,000	171,205
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Weyerhaeuser Co.
6.95%, 10/01/27	100,000	106,158
4.00%, 11/15/29 (a)	150,000	141,005
4.00%, 04/15/30 (a)	150,000	140,262
7.38%, 03/15/32	100,000	113,025
3.38%, 03/09/33 (a)	100,000	86,515
4.00%, 03/09/52 (a)	75,000	59,011
WRKCo, Inc.
3.75%, 03/15/25 (a)	100,000	98,030
4.65%, 03/15/26 (a)	250,000	246,832
4.00%, 03/15/28 (a)	150,000	143,289
3.90%, 06/01/28 (a)	100,000	94,836
4.90%, 03/15/29 (a)	100,000	99,083
3.00%, 06/15/33 (a)	150,000	126,587
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(d)	50,000	41,307
		30,528,702
Capital Goods 1.3%
3M Co.
2.65%, 04/15/25 (a)	150,000	145,324
3.00%, 08/07/25	100,000	96,927
2.88%, 10/15/27 (a)	100,000	92,640
3.63%, 09/14/28 (a)	150,000	141,624
3.38%, 03/01/29 (a)	200,000	184,252
3.05%, 04/15/30 (a)	200,000	177,470
3.88%, 06/15/44	100,000	78,720
3.13%, 09/19/46 (a)	100,000	69,092
3.63%, 10/15/47 (a)	150,000	108,854
4.00%, 09/14/48 (a)	150,000	121,211
3.25%, 08/26/49 (a)	200,000	137,966
3.70%, 04/15/50 (a)	100,000	74,145
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	200,000	194,600
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	100,000	82,108
Allegion PLC
3.50%, 10/01/29 (a)	100,000	91,439
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32 (a)	100,000	99,992
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	150,000	144,571
4.50%, 05/15/28 (a)	100,000	97,304
5.63%, 05/26/33 (a)	75,000	76,319
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	100,000	85,430
2.69%, 05/25/31 (a)	150,000	126,501
Amphenol Corp.
2.05%, 03/01/25 (a)	100,000	96,676
2.80%, 02/15/30 (a)	150,000	133,686
2.20%, 09/15/31 (a)	200,000	164,180
AptarGroup, Inc.
3.60%, 03/15/32 (a)	100,000	87,881
Avery Dennison Corp.
2.65%, 04/30/30 (a)	100,000	87,075
2.25%, 02/15/32 (a)	100,000	81,308
5.75%, 03/15/33 (a)	100,000	103,660
Berry Global, Inc.
1.57%, 01/15/26 (a)	350,000	326,116
5.50%, 04/15/28 (a)(d)	100,000	99,511
5.65%, 01/15/34 (a)(d)	150,000	148,122
Boeing Co.
4.88%, 05/01/25 (a)	600,000	594,996
2.60%, 10/30/25 (a)	50,000	47,678
See financial notes
36Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.75%, 02/01/26 (a)	250,000	237,417
2.20%, 02/04/26 (a)	950,000	892,268
3.10%, 05/01/26 (a)	150,000	142,860
2.25%, 06/15/26 (a)	50,000	46,571
2.70%, 02/01/27 (a)	200,000	186,214
2.80%, 03/01/27 (a)	100,000	92,878
5.04%, 05/01/27 (a)	300,000	297,282
3.25%, 02/01/28 (a)	250,000	231,862
3.45%, 11/01/28 (a)	50,000	46,089
3.20%, 03/01/29 (a)	150,000	135,716
2.95%, 02/01/30 (a)	150,000	131,325
5.15%, 05/01/30 (a)	800,000	786,872
3.63%, 02/01/31 (a)	250,000	223,895
6.13%, 02/15/33	75,000	77,903
3.60%, 05/01/34 (a)	100,000	84,355
3.25%, 02/01/35 (a)	150,000	120,588
6.63%, 02/15/38	100,000	105,591
3.55%, 03/01/38 (a)	100,000	77,379
3.50%, 03/01/39 (a)	50,000	37,946
6.88%, 03/15/39	80,000	87,169
5.88%, 02/15/40	100,000	98,671
5.71%, 05/01/40 (a)	550,000	535,953
3.38%, 06/15/46 (a)	75,000	51,497
3.65%, 03/01/47 (a)	50,000	35,379
3.63%, 03/01/48 (a)	50,000	34,820
3.85%, 11/01/48 (a)	100,000	71,875
3.90%, 05/01/49 (a)	100,000	73,462
3.75%, 02/01/50 (a)	175,000	124,474
5.81%, 05/01/50 (a)	925,000	889,646
3.83%, 03/01/59 (a)	50,000	34,679
3.95%, 08/01/59 (a)	150,000	106,407
5.93%, 05/01/60 (a)	600,000	575,442
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	142,659
2.75%, 03/01/30 (a)	150,000	130,514
2.20%, 03/01/32 (a)	100,000	79,239
Carrier Global Corp.
5.80%, 11/30/25	200,000	201,518
2.49%, 02/15/27 (a)	56,000	52,054
2.72%, 02/15/30 (a)	400,000	350,384
2.70%, 02/15/31 (a)(d)	150,000	127,977
5.90%, 03/15/34 (a)	200,000	209,050
3.38%, 04/05/40 (a)	300,000	231,729
3.58%, 04/05/50 (a)(d)	325,000	239,769
6.20%, 03/15/54 (a)	100,000	109,192
Caterpillar Financial Services Corp.
3.40%, 05/13/25	200,000	195,788
1.45%, 05/15/25	100,000	95,652
5.15%, 08/11/25	150,000	150,007
3.65%, 08/12/25	150,000	147,010
0.80%, 11/13/25	200,000	186,538
5.05%, 02/27/26	150,000	150,111
0.90%, 03/02/26	100,000	92,333
4.35%, 05/15/26	200,000	197,636
2.40%, 08/09/26	162,000	152,821
1.15%, 09/14/26	100,000	91,175
1.70%, 01/08/27	100,000	91,993
3.60%, 08/12/27	150,000	144,528
1.10%, 09/14/27	250,000	220,352
Caterpillar, Inc.
2.60%, 09/19/29 (a)	100,000	90,079
2.60%, 04/09/30 (a)	200,000	177,894
1.90%, 03/12/31 (a)	200,000	167,990
5.30%, 09/15/35	100,000	104,807
6.05%, 08/15/36	100,000	109,781
5.20%, 05/27/41	150,000	151,747
3.80%, 08/15/42	250,000	208,775
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 05/15/44 (a)	100,000	90,482
3.25%, 09/19/49 (a)	100,000	73,679
3.25%, 04/09/50 (a)	250,000	185,165
4.75%, 05/15/64 (a)	100,000	90,876
CNH Industrial Capital LLC
3.95%, 05/23/25	100,000	98,146
1.88%, 01/15/26 (a)	250,000	234,432
1.45%, 07/15/26 (a)	100,000	91,481
4.55%, 04/10/28 (a)	100,000	97,904
CNH Industrial NV
3.85%, 11/15/27 (a)	100,000	96,023
Deere & Co.
2.75%, 04/15/25 (a)	150,000	146,113
5.38%, 10/16/29	112,000	115,790
3.10%, 04/15/30 (a)	150,000	136,548
3.90%, 06/09/42 (a)	300,000	256,389
2.88%, 09/07/49 (a)	100,000	69,783
3.75%, 04/15/50 (a)	150,000	123,030
Dover Corp.
3.15%, 11/15/25 (a)	150,000	144,708
5.38%, 03/01/41 (a)	100,000	98,620
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	150,000	124,728
Eaton Corp.
3.10%, 09/15/27 (a)	150,000	141,925
4.35%, 05/18/28 (a)	100,000	98,534
4.00%, 11/02/32	96,000	90,021
4.15%, 03/15/33 (a)	200,000	188,518
4.15%, 11/02/42	150,000	130,352
3.92%, 09/15/47 (a)	100,000	82,153
4.70%, 08/23/52 (a)	100,000	92,432
Emerson Electric Co.
0.88%, 10/15/26 (a)	150,000	135,647
1.80%, 10/15/27 (a)	150,000	135,093
2.00%, 12/21/28 (a)	200,000	176,534
2.20%, 12/21/31 (a)	200,000	165,962
5.25%, 11/15/39	50,000	50,567
2.75%, 10/15/50 (a)	100,000	64,097
2.80%, 12/21/51 (a)	200,000	129,058
Flowserve Corp.
3.50%, 10/01/30 (a)	150,000	132,081
Fortive Corp.
3.15%, 06/15/26 (a)	150,000	143,287
4.30%, 06/15/46 (a)	80,000	66,080
Fortune Brands Innovations, Inc.
4.00%, 06/15/25 (a)	100,000	98,159
3.25%, 09/15/29 (a)	100,000	90,431
4.00%, 03/25/32 (a)	100,000	90,774
5.88%, 06/01/33 (a)	100,000	101,632
4.50%, 03/25/52 (a)	100,000	81,387
GE Capital Funding LLC
4.55%, 05/15/32 (a)	250,000	240,295
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	100,000	96,852
4.42%, 11/15/35	200,000	187,356
General Dynamics Corp.
3.25%, 04/01/25 (a)	100,000	97,923
3.50%, 05/15/25 (a)	100,000	98,106
1.15%, 06/01/26 (a)	100,000	92,129
2.13%, 08/15/26 (a)	100,000	93,626
3.50%, 04/01/27 (a)	100,000	96,269
3.75%, 05/15/28 (a)	300,000	288,834
3.63%, 04/01/30 (a)	150,000	140,108
2.25%, 06/01/31 (a)	100,000	83,995
4.25%, 04/01/40 (a)	100,000	89,199
See financial notes
Schwab Taxable Bond Funds | Semiannual Report37

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.85%, 06/01/41 (a)	100,000	72,469
3.60%, 11/15/42 (a)	150,000	120,899
4.25%, 04/01/50 (a)	150,000	129,317
General Electric Co.
6.75%, 03/15/32	200,000	222,210
5.88%, 01/14/38	100,000	106,328
6.88%, 01/10/39	100,000	118,295
4.35%, 05/01/50 (a)	150,000	132,336
HEICO Corp.
5.25%, 08/01/28 (a)	100,000	100,741
5.35%, 08/01/33 (a)	100,000	99,511
Hexcel Corp.
4.20%, 02/15/27 (a)	200,000	190,550
Honeywell International, Inc.
1.35%, 06/01/25 (a)	200,000	191,106
2.50%, 11/01/26 (a)	300,000	282,819
1.10%, 03/01/27 (a)	200,000	179,748
4.25%, 01/15/29 (a)	200,000	195,694
2.70%, 08/15/29 (a)	150,000	135,035
1.95%, 06/01/30 (a)	200,000	169,130
1.75%, 09/01/31 (a)	150,000	120,608
5.00%, 02/15/33 (a)	225,000	225,612
4.50%, 01/15/34 (a)	200,000	192,572
5.00%, 03/01/35	150,000	149,743
5.70%, 03/15/37	100,000	104,926
3.81%, 11/21/47 (a)	150,000	121,268
2.80%, 06/01/50 (a)	150,000	103,746
5.25%, 03/01/54	300,000	299,523
5.35%, 03/01/64	150,000	150,016
Howmet Aerospace, Inc.
6.88%, 05/01/25 (a)	100,000	101,102
5.90%, 02/01/27	100,000	101,099
6.75%, 01/15/28	100,000	104,350
3.00%, 01/15/29 (a)	100,000	89,705
5.95%, 02/01/37	100,000	102,181
Hubbell, Inc.
3.50%, 02/15/28 (a)	100,000	94,511
2.30%, 03/15/31 (a)	100,000	82,874
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 (a)	200,000	195,776
3.48%, 12/01/27 (a)	100,000	93,747
2.04%, 08/16/28 (a)	100,000	86,974
4.20%, 05/01/30 (a)	100,000	94,086
IDEX Corp.
3.00%, 05/01/30 (a)	200,000	174,714
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	200,000	190,198
3.90%, 09/01/42 (a)	300,000	255,639
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	200,000	203,628
John Deere Capital Corp.
2.13%, 03/07/25	200,000	194,046
3.45%, 03/13/25	200,000	196,450
3.40%, 06/06/25	250,000	244,975
4.05%, 09/08/25	200,000	197,222
4.80%, 01/09/26	200,000	199,538
0.70%, 01/15/26	100,000	92,588
4.75%, 06/08/26	150,000	149,575
2.65%, 06/10/26	200,000	190,688
1.05%, 06/17/26	100,000	91,700
1.30%, 10/13/26	100,000	91,402
4.50%, 01/08/27	100,000	99,235
1.70%, 01/11/27	200,000	183,264
1.75%, 03/09/27	200,000	182,958
4.15%, 09/15/27	200,000	196,108
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.05%, 01/06/28	50,000	47,211
4.75%, 01/20/28	200,000	199,962
1.50%, 03/06/28	150,000	132,249
4.95%, 07/14/28	250,000	251,577
4.50%, 01/16/29	150,000	147,901
3.45%, 03/07/29	100,000	94,394
2.80%, 07/18/29	150,000	136,481
2.45%, 01/09/30	100,000	87,993
4.70%, 06/10/30	200,000	198,556
1.45%, 01/15/31	200,000	161,588
2.00%, 06/17/31	100,000	82,777
3.90%, 06/07/32	100,000	93,271
4.35%, 09/15/32	150,000	145,218
5.15%, 09/08/33	175,000	178,160
Johnson Controls International PLC
6.00%, 01/15/36	50,000	52,602
4.63%, 07/02/44 (a)	95,000	83,148
5.13%, 09/14/45 (a)	41,000	38,242
4.50%, 02/15/47 (a)	100,000	86,041
4.95%, 07/02/64 (a)(g)	100,000	89,280
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (a)	150,000	122,447
2.00%, 09/16/31 (a)	100,000	80,529
4.90%, 12/01/32 (a)	100,000	98,293
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	97,334
L3Harris Technologies, Inc.
3.83%, 04/27/25 (a)	150,000	147,271
5.40%, 01/15/27	225,000	226,543
4.40%, 06/15/28 (a)	300,000	291,578
2.90%, 12/15/29 (a)	50,000	44,343
1.80%, 01/15/31 (a)	200,000	160,902
5.40%, 07/31/33 (a)	275,000	275,415
6.15%, 12/15/40	95,000	100,000
5.05%, 04/27/45 (a)	100,000	93,697
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	100,000	93,421
4.40%, 03/15/29 (a)	100,000	94,792
3.50%, 11/15/51 (a)	100,000	69,538
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	94,318
1.70%, 08/01/27 (a)	75,000	67,262
Lockheed Martin Corp.
4.95%, 10/15/25 (a)	100,000	99,891
3.55%, 01/15/26 (a)	175,000	170,550
5.10%, 11/15/27 (a)	150,000	151,642
4.45%, 05/15/28 (a)	100,000	98,596
4.50%, 02/15/29 (a)	100,000	98,267
3.90%, 06/15/32 (a)	150,000	139,223
5.25%, 01/15/33 (a)	150,000	153,048
4.75%, 02/15/34 (a)	150,000	146,679
4.80%, 08/15/34 (a)	100,000	97,929
3.60%, 03/01/35 (a)	100,000	87,479
4.50%, 05/15/36 (a)	50,000	47,306
6.15%, 09/01/36	100,000	108,287
5.72%, 06/01/40	100,000	105,163
4.07%, 12/15/42	200,000	171,776
3.80%, 03/01/45 (a)	150,000	121,620
4.70%, 05/15/46 (a)	250,000	231,005
2.80%, 06/15/50 (a)	150,000	99,276
4.09%, 09/15/52 (a)	288,000	239,521
4.15%, 06/15/53 (a)	150,000	124,808
5.70%, 11/15/54 (a)	150,000	158,367
5.20%, 02/15/55 (a)	150,000	147,613
4.30%, 06/15/62 (a)	50,000	41,755
See financial notes
38Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.90%, 11/15/63 (a)	150,000	163,150
5.20%, 02/15/64 (a)	100,000	97,801
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	50,000	47,756
3.50%, 12/15/27 (a)	50,000	47,471
2.50%, 03/15/30 (a)	100,000	86,550
2.40%, 07/15/31 (a)	200,000	166,286
4.25%, 12/15/47 (a)	100,000	83,283
3.20%, 07/15/51 (a)	150,000	103,955
Masco Corp.
1.50%, 02/15/28 (a)	100,000	86,890
2.00%, 10/01/30 (a)	100,000	81,463
2.00%, 02/15/31 (a)	125,000	101,611
4.50%, 05/15/47 (a)	100,000	83,669
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	160,000	145,782
Nordson Corp.
5.80%, 09/15/33 (a)	100,000	103,343
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	100,000	95,316
3.25%, 01/15/28 (a)	300,000	281,454
4.60%, 02/01/29 (a)	150,000	147,060
4.40%, 05/01/30 (a)	150,000	144,651
4.70%, 03/15/33 (a)	150,000	144,903
4.90%, 06/01/34 (a)	150,000	146,221
5.15%, 05/01/40 (a)	100,000	97,208
5.05%, 11/15/40	100,000	96,262
4.75%, 06/01/43	150,000	136,392
4.03%, 10/15/47 (a)	400,000	322,644
5.25%, 05/01/50 (a)	200,000	193,286
4.95%, 03/15/53 (a)	150,000	138,971
5.20%, 06/01/54 (a)	200,000	192,408
nVent Finance SARL
4.55%, 04/15/28 (a)	150,000	144,756
5.65%, 05/15/33 (a)	100,000	100,053
Oshkosh Corp.
3.10%, 03/01/30 (a)	100,000	88,340
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	200,000	192,694
2.29%, 04/05/27 (a)	100,000	92,495
5.25%, 08/16/28 (a)	100,000	100,890
2.57%, 02/15/30 (a)	250,000	218,022
3.11%, 02/15/40 (a)	175,000	133,191
3.36%, 02/15/50 (a)	125,000	90,491
Owens Corning
3.95%, 08/15/29 (a)	100,000	94,411
3.88%, 06/01/30 (a)	100,000	92,271
7.00%, 12/01/36	100,000	111,259
4.30%, 07/15/47 (a)	100,000	82,091
4.40%, 01/30/48 (a)	100,000	82,478
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	100,000	95,163
4.25%, 09/15/27 (a)	200,000	195,662
3.25%, 06/14/29 (a)	150,000	138,084
4.50%, 09/15/29 (a)	200,000	195,672
4.20%, 11/21/34 (a)	150,000	138,255
6.25%, 05/15/38	50,000	53,923
4.45%, 11/21/44 (a)	100,000	87,837
4.10%, 03/01/47 (a)	100,000	82,266
4.00%, 06/14/49 (a)	100,000	81,708
Pentair Finance SARL
4.50%, 07/01/29 (a)	75,000	72,389
5.90%, 07/15/32 (a)	50,000	51,400
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Precision Castparts Corp.
3.25%, 06/15/25 (a)	100,000	97,739
3.90%, 01/15/43 (a)	100,000	84,506
4.38%, 06/15/45 (a)	100,000	87,951
Regal Rexnord Corp.
6.05%, 02/15/26 (d)	200,000	201,046
6.05%, 04/15/28 (a)(d)	200,000	201,256
6.30%, 02/15/30 (a)(d)	200,000	203,682
6.40%, 04/15/33 (a)(d)	200,000	205,434
Republic Services, Inc.
0.88%, 11/15/25 (a)	100,000	92,795
2.90%, 07/01/26 (a)	200,000	191,082
3.38%, 11/15/27 (a)	150,000	142,339
3.95%, 05/15/28 (a)	100,000	96,282
4.88%, 04/01/29 (a)	100,000	99,629
2.30%, 03/01/30 (a)	200,000	171,966
1.45%, 02/15/31 (a)	250,000	197,045
5.00%, 12/15/33 (a)	100,000	98,393
5.00%, 04/01/34 (a)	150,000	147,768
6.20%, 03/01/40	100,000	109,096
3.05%, 03/01/50 (a)	100,000	69,368
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	95,369
1.75%, 08/15/31 (a)	100,000	80,351
4.20%, 03/01/49 (a)	100,000	85,298
2.80%, 08/15/61 (a)	100,000	59,914
RTX Corp.
3.95%, 08/16/25 (a)	250,000	245,252
5.00%, 02/27/26 (a)	100,000	99,781
2.65%, 11/01/26 (a)	150,000	141,251
5.75%, 11/08/26 (a)	225,000	228,357
3.50%, 03/15/27 (a)	200,000	191,228
3.13%, 05/04/27 (a)	200,000	188,796
4.13%, 11/16/28 (a)	500,000	480,385
5.75%, 01/15/29 (a)	200,000	205,998
7.50%, 09/15/29	100,000	111,058
2.25%, 07/01/30 (a)	150,000	127,013
6.00%, 03/15/31 (a)	175,000	182,392
1.90%, 09/01/31 (a)	200,000	159,522
2.38%, 03/15/32 (a)	200,000	162,286
5.15%, 02/27/33 (a)	200,000	198,152
6.10%, 03/15/34 (a)	275,000	290,856
6.05%, 06/01/36	100,000	104,962
6.13%, 07/15/38	100,000	105,798
4.45%, 11/16/38 (a)	100,000	88,977
5.70%, 04/15/40	100,000	100,385
4.88%, 10/15/40 (d)	50,000	46,332
4.70%, 12/15/41	100,000	89,511
4.50%, 06/01/42	600,000	525,336
4.80%, 12/15/43 (a)	50,000	44,980
4.15%, 05/15/45 (a)	100,000	81,878
3.75%, 11/01/46 (a)	225,000	171,119
4.35%, 04/15/47 (a)	150,000	125,549
4.05%, 05/04/47 (a)	100,000	80,233
4.63%, 11/16/48 (a)	300,000	261,249
3.13%, 07/01/50 (a)	200,000	134,632
2.82%, 09/01/51 (a)	200,000	124,980
3.03%, 03/15/52 (a)	200,000	130,434
5.38%, 02/27/53 (a)	200,000	193,508
6.40%, 03/15/54 (a)	300,000	332,430
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	83,649
3.10%, 05/01/50 (a)	100,000	70,281
See financial notes
Schwab Taxable Bond Funds | Semiannual Report39

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sonoco Products Co.
3.13%, 05/01/30 (a)	100,000	88,825
2.85%, 02/01/32 (a)	100,000	84,447
5.75%, 11/01/40 (a)	150,000	151,191
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	150,000	144,621
6.00%, 03/06/28 (a)	100,000	103,286
4.25%, 11/15/28 (a)	150,000	144,850
2.30%, 03/15/30 (a)	200,000	168,050
5.20%, 09/01/40	100,000	94,078
4.85%, 11/15/48 (a)	150,000	130,196
2.75%, 11/15/50 (a)	100,000	58,332
4.00%, 03/15/60 (a)(b)	100,000	89,266
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	400,000	358,528
Textron, Inc.
4.00%, 03/15/26 (a)	100,000	97,332
3.38%, 03/01/28 (a)	100,000	93,809
3.00%, 06/01/30 (a)	100,000	87,911
2.45%, 03/15/31 (a)	250,000	209,090
Timken Co.
4.50%, 12/15/28 (a)	100,000	97,219
4.13%, 04/01/32 (a)	100,000	91,278
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (a)	50,000	48,342
3.80%, 03/21/29 (a)	100,000	94,575
5.25%, 03/03/33 (a)	100,000	101,056
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (a)	100,000	95,432
5.75%, 06/15/43	100,000	103,548
4.30%, 02/21/48 (a)	150,000	129,321
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	100,000	87,443
Veralto Corp.
5.50%, 09/18/26 (a)(d)	100,000	100,464
5.35%, 09/18/28 (a)(d)	100,000	100,716
5.45%, 09/18/33 (a)(d)	175,000	175,884
Vontier Corp.
1.80%, 04/01/26 (a)	200,000	184,612
2.95%, 04/01/31 (a)	100,000	82,390
Vulcan Materials Co.
3.90%, 04/01/27 (a)	250,000	242,290
3.50%, 06/01/30 (a)	50,000	45,603
4.50%, 06/15/47 (a)	150,000	130,052
4.70%, 03/01/48 (a)	100,000	89,864
Waste Connections, Inc.
4.25%, 12/01/28 (a)	100,000	96,931
3.50%, 05/01/29 (a)	100,000	93,740
2.60%, 02/01/30 (a)	150,000	132,281
3.20%, 06/01/32 (a)	100,000	87,203
4.20%, 01/15/33 (a)	50,000	46,747
5.00%, 03/01/34 (a)	150,000	146,991
3.05%, 04/01/50 (a)	100,000	67,715
2.95%, 01/15/52 (a)	200,000	132,584
Waste Management, Inc.
3.13%, 03/01/25 (a)	250,000	244,705
0.75%, 11/15/25 (a)	100,000	92,907
3.15%, 11/15/27 (a)	200,000	188,300
1.15%, 03/15/28 (a)	100,000	86,700
1.50%, 03/15/31 (a)	150,000	119,126
4.15%, 04/15/32 (a)	200,000	188,512
4.88%, 02/15/34 (a)	250,000	244,762
2.95%, 06/01/41 (a)	75,000	55,565
4.10%, 03/01/45 (a)	112,000	96,359
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 07/15/49 (a)	100,000	84,598
2.50%, 11/15/50 (a)	250,000	154,652
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (a)	100,000	97,010
3.45%, 11/15/26 (a)	100,000	95,125
4.70%, 09/15/28 (a)(f)	250,000	243,960
WW Grainger, Inc.
4.60%, 06/15/45 (a)	100,000	91,208
4.20%, 05/15/47 (a)	200,000	172,438
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	95,522
1.95%, 01/30/28 (a)	100,000	89,409
2.25%, 01/30/31 (a)	150,000	125,885
		60,288,230
Communications 2.1%
America Movil SAB de CV
3.63%, 04/22/29 (a)	200,000	186,078
2.88%, 05/07/30 (a)	200,000	175,532
4.70%, 07/21/32 (a)	200,000	192,072
6.38%, 03/01/35	200,000	217,220
6.13%, 03/30/40	230,000	241,148
4.38%, 07/16/42	200,000	173,672
4.38%, 04/22/49 (a)	200,000	172,186
American Tower Corp.
2.40%, 03/15/25 (a)	100,000	96,742
4.00%, 06/01/25 (a)	150,000	147,096
4.40%, 02/15/26 (a)	100,000	98,361
1.60%, 04/15/26 (a)	150,000	138,909
1.45%, 09/15/26 (a)	50,000	45,477
3.38%, 10/15/26 (a)	150,000	143,082
2.75%, 01/15/27 (a)	150,000	139,740
3.13%, 01/15/27 (a)	130,000	122,650
3.65%, 03/15/27 (a)	150,000	143,400
3.55%, 07/15/27 (a)	100,000	94,821
3.60%, 01/15/28 (a)	100,000	94,166
1.50%, 01/31/28 (a)	100,000	86,886
5.50%, 03/15/28 (a)	100,000	100,461
5.25%, 07/15/28 (a)	200,000	199,488
5.80%, 11/15/28 (a)	150,000	153,109
3.95%, 03/15/29 (a)	100,000	93,876
3.80%, 08/15/29 (a)	250,000	231,580
2.90%, 01/15/30 (a)	150,000	131,615
1.88%, 10/15/30 (a)	150,000	120,555
2.70%, 04/15/31 (a)	100,000	83,985
2.30%, 09/15/31 (a)	200,000	161,654
4.05%, 03/15/32 (a)	150,000	136,506
5.65%, 03/15/33 (a)	150,000	151,080
5.55%, 07/15/33 (a)	200,000	200,140
5.90%, 11/15/33 (a)	150,000	154,018
3.70%, 10/15/49 (a)	100,000	73,319
3.10%, 06/15/50 (a)	200,000	131,184
2.95%, 01/15/51 (a)	150,000	95,126
AT&T, Inc.
3.88%, 01/15/26 (a)	50,000	48,803
5.54%, 02/20/26 (a)	200,000	199,842
1.70%, 03/25/26 (a)	550,000	511,692
2.95%, 07/15/26 (a)	100,000	95,110
3.80%, 02/15/27 (a)	150,000	144,605
4.25%, 03/01/27 (a)	200,000	195,028
2.30%, 06/01/27 (a)	500,000	457,915
1.65%, 02/01/28 (a)	400,000	352,104
4.10%, 02/15/28 (a)	327,000	315,385
4.35%, 03/01/29 (a)	600,000	579,984
4.30%, 02/15/30 (a)	547,000	522,445
2.75%, 06/01/31 (a)	550,000	468,759
See financial notes
40Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.25%, 02/01/32 (a)	450,000	361,098
2.55%, 12/01/33 (a)	707,000	557,858
5.40%, 02/15/34 (a)	400,000	400,784
4.50%, 05/15/35 (a)	400,000	368,608
5.25%, 03/01/37 (a)	150,000	145,883
4.90%, 08/15/37 (a)	150,000	140,532
6.30%, 01/15/38	100,000	105,846
4.85%, 03/01/39 (a)	200,000	184,380
6.00%, 08/15/40 (a)	50,000	51,364
5.35%, 09/01/40	150,000	144,810
6.38%, 03/01/41	200,000	211,332
3.50%, 06/01/41 (a)	450,000	345,676
5.55%, 08/15/41	150,000	150,712
5.15%, 03/15/42	50,000	47,754
4.30%, 12/15/42 (a)	200,000	169,116
3.10%, 02/01/43 (a)	100,000	72,054
4.65%, 06/01/44 (a)	100,000	86,452
4.35%, 06/15/45 (a)	200,000	167,426
4.75%, 05/15/46 (a)	300,000	262,998
5.15%, 11/15/46 (a)	150,000	139,134
5.65%, 02/15/47 (a)	150,000	150,561
5.45%, 03/01/47 (a)	150,000	146,211
4.50%, 03/09/48 (a)	250,000	209,392
4.55%, 03/09/49 (a)	200,000	168,338
5.15%, 02/15/50 (a)	150,000	137,667
3.65%, 06/01/51 (a)	500,000	358,145
3.30%, 02/01/52 (a)	150,000	102,065
3.50%, 09/15/53 (a)	1,235,000	850,989
3.55%, 09/15/55 (a)	1,373,000	936,949
3.80%, 12/01/57 (a)	1,011,000	713,918
3.65%, 09/15/59 (a)	1,124,000	762,701
3.85%, 06/01/60 (a)	275,000	194,587
3.50%, 02/01/61 (a)	100,000	67,007
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	100,000	80,280
5.10%, 05/11/33 (a)	100,000	98,997
5.20%, 02/15/34 (a)	150,000	148,118
4.46%, 04/01/48 (a)	200,000	170,146
4.30%, 07/29/49 (a)	100,000	82,483
3.65%, 03/17/51 (a)	100,000	73,806
3.20%, 02/15/52 (a)	125,000	84,079
3.65%, 08/15/52 (a)	150,000	110,390
5.55%, 02/15/54 (a)	150,000	147,791
British Telecommunications PLC
5.13%, 12/04/28 (a)	50,000	50,282
9.63%, 12/15/30 (f)	450,000	550,872
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (a)	800,000	789,056
6.15%, 11/10/26 (a)	200,000	202,048
3.75%, 02/15/28 (a)	200,000	184,788
4.20%, 03/15/28 (a)	200,000	187,502
2.25%, 01/15/29 (a)	200,000	168,888
5.05%, 03/30/29 (a)	200,000	191,392
2.80%, 04/01/31 (a)	300,000	242,358
2.30%, 02/01/32 (a)	200,000	152,048
4.40%, 04/01/33 (a)	150,000	131,138
6.65%, 02/01/34 (a)	150,000	150,410
6.38%, 10/23/35 (a)	330,000	319,536
5.38%, 04/01/38 (a)	150,000	128,975
3.50%, 06/01/41 (a)	300,000	198,876
3.50%, 03/01/42 (a)	200,000	130,956
6.48%, 10/23/45 (a)	650,000	594,457
5.38%, 05/01/47 (a)	450,000	355,117
5.75%, 04/01/48 (a)	400,000	332,980
5.13%, 07/01/49 (a)	200,000	151,786
4.80%, 03/01/50 (a)	500,000	361,955
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 04/01/51 (a)	300,000	182,061
3.90%, 06/01/52 (a)	400,000	251,332
5.25%, 04/01/53 (a)	250,000	194,125
6.83%, 10/23/55 (a)	100,000	94,725
3.85%, 04/01/61 (a)	300,000	174,207
4.40%, 12/01/61 (a)	250,000	160,730
3.95%, 06/30/62 (a)	250,000	147,125
5.50%, 04/01/63 (a)	200,000	154,042
Comcast Corp.
3.38%, 08/15/25 (a)	150,000	146,463
3.95%, 10/15/25 (a)	500,000	491,410
5.25%, 11/07/25	150,000	150,689
3.15%, 03/01/26 (a)	400,000	386,132
2.35%, 01/15/27 (a)	200,000	186,492
3.30%, 02/01/27 (a)	250,000	239,717
3.30%, 04/01/27 (a)	200,000	190,876
5.35%, 11/15/27 (a)	150,000	152,400
3.15%, 02/15/28 (a)	350,000	328,387
3.55%, 05/01/28 (a)	200,000	189,922
4.15%, 10/15/28 (a)	750,000	728,355
4.55%, 01/15/29 (a)	200,000	196,902
2.65%, 02/01/30 (a)	300,000	264,150
3.40%, 04/01/30 (a)	250,000	228,957
4.25%, 10/15/30 (a)	300,000	287,079
1.95%, 01/15/31 (a)	200,000	164,332
1.50%, 02/15/31 (a)	300,000	239,355
5.50%, 11/15/32 (a)	200,000	205,152
4.25%, 01/15/33	250,000	234,302
4.65%, 02/15/33 (a)	200,000	194,310
7.05%, 03/15/33	150,000	168,799
4.80%, 05/15/33 (a)	200,000	195,652
4.20%, 08/15/34 (a)	250,000	230,085
5.65%, 06/15/35	100,000	102,887
4.40%, 08/15/35 (a)	100,000	92,780
6.50%, 11/15/35	145,000	158,194
3.20%, 07/15/36 (a)	175,000	141,524
6.45%, 03/15/37	100,000	109,642
6.95%, 08/15/37	100,000	114,167
3.90%, 03/01/38 (a)	250,000	214,657
4.60%, 10/15/38 (a)	200,000	184,198
6.55%, 07/01/39	50,000	55,051
3.25%, 11/01/39 (a)	200,000	153,758
3.75%, 04/01/40 (a)	275,000	225,239
4.65%, 07/15/42	100,000	90,174
4.75%, 03/01/44	50,000	45,423
4.60%, 08/15/45 (a)	100,000	88,511
3.40%, 07/15/46 (a)	200,000	146,794
4.00%, 08/15/47 (a)	100,000	80,201
3.97%, 11/01/47 (a)	400,000	317,560
4.00%, 03/01/48 (a)	200,000	158,720
4.70%, 10/15/48 (a)	375,000	338,797
4.00%, 11/01/49 (a)	300,000	237,912
3.45%, 02/01/50 (a)	300,000	215,682
2.80%, 01/15/51 (a)	250,000	156,500
2.89%, 11/01/51 (a)	844,000	535,256
2.45%, 08/15/52 (a)	300,000	172,284
4.05%, 11/01/52 (a)	202,000	159,628
5.35%, 05/15/53 (a)	275,000	268,444
2.94%, 11/01/56 (a)	1,001,000	617,187
4.95%, 10/15/58 (a)	150,000	138,933
2.65%, 08/15/62 (a)	200,000	111,702
2.99%, 11/01/63 (a)	689,000	413,600
5.50%, 05/15/64 (a)	250,000	245,827
Crown Castle, Inc.
4.45%, 02/15/26 (a)	195,000	191,428
3.70%, 06/15/26 (a)	100,000	96,392
1.05%, 07/15/26 (a)	150,000	135,635
See financial notes
Schwab Taxable Bond Funds | Semiannual Report41

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.90%, 03/15/27 (a)	200,000	186,290
3.65%, 09/01/27 (a)	200,000	188,840
5.00%, 01/11/28 (a)	200,000	197,166
3.80%, 02/15/28 (a)	150,000	141,329
4.80%, 09/01/28 (a)	200,000	195,210
4.30%, 02/15/29 (a)	100,000	95,084
3.10%, 11/15/29 (a)	100,000	88,590
3.30%, 07/01/30 (a)	150,000	132,564
2.25%, 01/15/31 (a)	200,000	163,538
2.10%, 04/01/31 (a)	200,000	160,536
2.50%, 07/15/31 (a)	150,000	122,954
5.10%, 05/01/33 (a)	150,000	144,921
5.80%, 03/01/34 (a)	200,000	203,036
2.90%, 04/01/41 (a)	250,000	173,885
4.75%, 05/15/47 (a)	100,000	84,747
5.20%, 02/15/49 (a)	50,000	45,354
4.15%, 07/01/50 (a)	50,000	39,640
3.25%, 01/15/51 (a)	200,000	135,342
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	600,000	708,180
9.25%, 06/01/32	150,000	189,471
Discovery Communications LLC
3.95%, 06/15/25 (a)	250,000	244,180
4.90%, 03/11/26 (a)	100,000	98,488
3.95%, 03/20/28 (a)	250,000	233,915
4.13%, 05/15/29 (a)	150,000	138,708
3.63%, 05/15/30 (a)	150,000	131,892
5.00%, 09/20/37 (a)	150,000	128,654
6.35%, 06/01/40	150,000	144,446
4.88%, 04/01/43	50,000	40,226
5.20%, 09/20/47 (a)	210,000	171,041
5.30%, 05/15/49 (a)	150,000	122,862
4.65%, 05/15/50 (a)	150,000	113,975
4.00%, 09/15/55 (a)	257,000	170,340
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	100,000	81,440
2.95%, 02/15/51 (a)	125,000	83,260
Fox Corp.
3.05%, 04/07/25 (a)	100,000	97,346
4.71%, 01/25/29 (a)	400,000	390,516
3.50%, 04/08/30 (a)	100,000	90,074
6.50%, 10/13/33 (a)	200,000	210,198
5.48%, 01/25/39 (a)	200,000	186,998
5.58%, 01/25/49 (a)	250,000	228,907
Grupo Televisa SAB
6.63%, 01/15/40	200,000	205,720
5.00%, 05/13/45 (a)	100,000	84,042
6.13%, 01/31/46 (a)	200,000	195,556
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	100,000	97,982
4.75%, 03/30/30 (a)	100,000	97,316
2.40%, 03/01/31 (a)	100,000	83,376
3.38%, 03/01/41 (a)	100,000	73,654
5.40%, 10/01/48 (a)	100,000	92,558
Koninklijke KPN NV
8.38%, 10/01/30	100,000	116,721
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	450,000	431,523
4.60%, 05/15/28 (a)	250,000	249,095
4.80%, 05/15/30 (a)	200,000	200,024
3.85%, 08/15/32 (a)	500,000	463,375
4.95%, 05/15/33 (a)	300,000	300,408
4.45%, 08/15/52 (a)	500,000	437,610
5.60%, 05/15/53 (a)	400,000	414,820
4.65%, 08/15/62 (a)	250,000	221,350
5.75%, 05/15/63 (a)	300,000	314,388
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NBCUniversal Media LLC
6.40%, 04/30/40	75,000	81,536
5.95%, 04/01/41	100,000	104,221
4.45%, 01/15/43	130,000	113,827
Netflix, Inc.
4.38%, 11/15/26	175,000	172,235
4.88%, 04/15/28	275,000	274,648
5.88%, 11/15/28	325,000	336,846
6.38%, 05/15/29	125,000	132,901
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	100,000	85,615
4.20%, 06/01/30 (a)	100,000	94,720
2.60%, 08/01/31 (a)	150,000	126,036
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (a)	250,000	242,315
Orange SA
9.00%, 03/01/31	400,000	483,580
5.38%, 01/13/42	150,000	147,722
5.50%, 02/06/44 (a)	150,000	149,984
Paramount Global
2.90%, 01/15/27 (a)	150,000	135,206
3.38%, 02/15/28 (a)	250,000	219,682
3.70%, 06/01/28 (a)	100,000	87,676
4.20%, 06/01/29 (a)	100,000	88,122
7.88%, 07/30/30	50,000	51,068
4.95%, 01/15/31 (a)	300,000	262,968
4.20%, 05/19/32 (a)	150,000	122,340
6.88%, 04/30/36	150,000	137,765
5.90%, 10/15/40 (a)	50,000	40,905
4.38%, 03/15/43	250,000	167,627
5.85%, 09/01/43 (a)	250,000	202,475
5.25%, 04/01/44 (a)	100,000	74,541
4.90%, 08/15/44 (a)	95,000	66,896
4.60%, 01/15/45 (a)	130,000	89,774
4.95%, 05/19/50 (a)	200,000	143,496
Rogers Communications, Inc.
2.95%, 03/15/25 (a)	200,000	194,764
3.63%, 12/15/25 (a)	150,000	145,407
2.90%, 11/15/26 (a)	150,000	141,233
3.20%, 03/15/27 (a)	250,000	235,477
5.00%, 02/15/29 (a)	200,000	198,232
3.80%, 03/15/32 (a)	300,000	266,670
5.30%, 02/15/34 (a)	200,000	196,466
7.50%, 08/15/38	50,000	57,593
4.50%, 03/15/42 (a)	150,000	128,897
4.50%, 03/15/43 (a)	100,000	85,025
5.45%, 10/01/43 (a)	100,000	95,733
5.00%, 03/15/44 (a)	180,000	162,536
4.30%, 02/15/48 (a)	100,000	80,100
4.35%, 05/01/49 (a)	250,000	201,052
3.70%, 11/15/49 (a)	150,000	108,116
4.55%, 03/15/52 (a)	350,000	289,296
Sprint Capital Corp.
6.88%, 11/15/28	500,000	533,085
8.75%, 03/15/32	300,000	362,643
Sprint LLC
7.63%, 03/01/26 (a)	250,000	258,390
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	200,000	195,986
3.70%, 04/14/27 (a)	150,000	143,435
4.00%, 04/14/32 (a)	150,000	137,757
TCI Communications, Inc.
7.13%, 02/15/28	30,000	32,381
See financial notes
42Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Telefonica Emisiones SA
4.10%, 03/08/27	300,000	290,622
7.05%, 06/20/36	365,000	402,307
4.67%, 03/06/38	150,000	133,881
5.21%, 03/08/47	450,000	404,626
4.90%, 03/06/48	150,000	128,729
5.52%, 03/01/49 (a)	300,000	280,518
Telefonica Europe BV
8.25%, 09/15/30	100,000	113,648
TELUS Corp.
3.70%, 09/15/27 (a)	350,000	332,412
4.60%, 11/16/48 (a)	100,000	85,584
4.30%, 06/15/49 (a)	150,000	122,088
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	200,000	222,026
Time Warner Cable LLC
6.55%, 05/01/37	150,000	141,072
7.30%, 07/01/38	300,000	299,160
6.75%, 06/15/39	250,000	235,772
5.88%, 11/15/40 (a)	224,000	192,929
5.50%, 09/01/41 (a)	250,000	206,160
4.50%, 09/15/42 (a)	200,000	146,414
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	500,000	488,960
1.50%, 02/15/26 (a)	250,000	232,492
2.25%, 02/15/26 (a)	300,000	282,699
2.63%, 04/15/26 (a)	250,000	236,922
3.75%, 04/15/27 (a)	600,000	575,280
4.75%, 02/01/28 (a)	300,000	295,290
2.05%, 02/15/28 (a)	300,000	267,366
4.95%, 03/15/28 (a)	150,000	149,130
4.80%, 07/15/28 (a)	150,000	148,098
4.85%, 01/15/29 (a)	200,000	197,564
2.63%, 02/15/29 (a)	150,000	133,313
2.40%, 03/15/29 (a)	100,000	88,029
3.38%, 04/15/29 (a)	400,000	367,484
3.88%, 04/15/30 (a)	1,100,000	1,021,768
2.55%, 02/15/31 (a)	500,000	421,860
2.88%, 02/15/31 (a)	200,000	172,152
3.50%, 04/15/31 (a)	400,000	358,020
2.25%, 11/15/31 (a)	100,000	81,192
2.70%, 03/15/32 (a)	200,000	166,348
5.20%, 01/15/33 (a)	200,000	198,820
5.05%, 07/15/33 (a)	450,000	440,491
5.75%, 01/15/34 (a)	150,000	154,608
5.15%, 04/15/34 (a)	250,000	246,162
4.38%, 04/15/40 (a)	350,000	307,023
3.00%, 02/15/41 (a)	450,000	325,224
4.50%, 04/15/50 (a)	500,000	423,210
3.30%, 02/15/51 (a)	550,000	378,719
3.40%, 10/15/52 (a)	500,000	347,865
5.65%, 01/15/53 (a)	300,000	298,434
5.75%, 01/15/54 (a)	200,000	202,628
6.00%, 06/15/54 (a)	175,000	183,858
5.50%, 01/15/55 (a)	150,000	146,540
3.60%, 11/15/60 (a)	300,000	207,333
5.80%, 09/15/62 (a)	100,000	101,550
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	150,000	145,551
3.00%, 02/13/26	150,000	144,488
1.85%, 07/30/26	150,000	139,487
2.95%, 06/15/27	200,000	189,586
7.00%, 03/01/32	100,000	113,246
4.38%, 08/16/41	100,000	88,573
4.13%, 12/01/41	150,000	129,300
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 06/01/44	250,000	213,647
3.00%, 07/30/46	100,000	69,934
Verizon Communications, Inc.
0.85%, 11/20/25 (a)	300,000	278,460
1.45%, 03/20/26 (a)	350,000	324,632
2.63%, 08/15/26	300,000	282,975
4.13%, 03/16/27	550,000	535,029
3.00%, 03/22/27 (a)	150,000	141,222
2.10%, 03/22/28 (a)	500,000	445,320
4.33%, 09/21/28	700,000	679,735
3.88%, 02/08/29 (a)	200,000	190,068
4.02%, 12/03/29 (a)	700,000	664,657
3.15%, 03/22/30 (a)	250,000	223,912
1.50%, 09/18/30 (a)	250,000	200,740
1.68%, 10/30/30 (a)	117,000	94,276
7.75%, 12/01/30	102,000	116,521
1.75%, 01/20/31 (a)	400,000	320,932
2.55%, 03/21/31 (a)	600,000	505,914
2.36%, 03/15/32 (a)	813,000	659,392
5.05%, 05/09/33 (a)	150,000	148,595
4.50%, 08/10/33	400,000	377,532
6.40%, 09/15/33	100,000	107,604
4.40%, 11/01/34 (a)	330,000	306,933
5.85%, 09/15/35	75,000	78,443
4.27%, 01/15/36	205,000	186,247
5.25%, 03/16/37	200,000	199,626
4.81%, 03/15/39	200,000	186,952
2.65%, 11/20/40 (a)	500,000	344,985
3.40%, 03/22/41 (a)	650,000	498,634
2.85%, 09/03/41 (a)	250,000	176,465
4.75%, 11/01/41	75,000	69,068
3.85%, 11/01/42 (a)	100,000	80,545
6.55%, 09/15/43	100,000	111,603
4.13%, 08/15/46	200,000	164,144
4.86%, 08/21/46	400,000	367,492
5.50%, 03/16/47	100,000	100,846
4.52%, 09/15/48	250,000	219,220
5.01%, 04/15/49	150,000	146,591
4.00%, 03/22/50 (a)	250,000	197,655
2.88%, 11/20/50 (a)	500,000	319,000
3.55%, 03/22/51 (a)	725,000	527,524
3.88%, 03/01/52 (a)	150,000	115,830
5.50%, 02/23/54 (a)	200,000	197,820
5.01%, 08/21/54	100,000	92,884
4.67%, 03/15/55	100,000	88,382
2.99%, 10/30/56 (a)	650,000	404,612
3.00%, 11/20/60 (a)	350,000	212,828
3.70%, 03/22/61 (a)	550,000	391,908
Vodafone Group PLC
4.13%, 05/30/25	250,000	245,997
4.38%, 05/30/28	200,000	196,620
7.88%, 02/15/30	150,000	170,205
6.15%, 02/27/37	300,000	313,440
5.00%, 05/30/38	100,000	96,560
4.38%, 02/19/43	250,000	210,700
5.25%, 05/30/48	225,000	209,230
4.88%, 06/19/49	300,000	260,091
4.25%, 09/17/50	250,000	197,170
5.63%, 02/10/53 (a)	150,000	145,043
5.13%, 06/19/59	100,000	88,251
5.75%, 02/10/63 (a)	100,000	97,782
Walt Disney Co.
3.35%, 03/24/25	250,000	245,012
3.70%, 10/15/25 (a)	100,000	97,759
1.75%, 01/13/26	300,000	282,885
3.70%, 03/23/27	100,000	96,915
2.20%, 01/13/28	200,000	182,490
See financial notes
Schwab Taxable Bond Funds | Semiannual Report43

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 09/01/29 (a)	350,000	302,046
3.80%, 03/22/30	200,000	188,878
2.65%, 01/13/31	450,000	391,419
6.55%, 03/15/33	100,000	111,647
6.20%, 12/15/34	150,000	163,921
6.40%, 12/15/35	130,000	143,127
6.15%, 03/01/37	50,000	54,089
6.65%, 11/15/37	200,000	226,482
4.63%, 03/23/40 (a)	100,000	93,678
3.50%, 05/13/40 (a)	350,000	281,169
6.15%, 02/15/41	100,000	108,117
5.40%, 10/01/43	50,000	50,392
4.75%, 09/15/44 (a)	150,000	138,035
4.95%, 10/15/45 (a)	100,000	93,735
7.75%, 12/01/45	75,000	96,177
4.75%, 11/15/46 (a)	100,000	90,779
2.75%, 09/01/49 (a)	350,000	226,219
4.70%, 03/23/50 (a)	300,000	275,055
3.60%, 01/13/51 (a)	450,000	342,166
3.80%, 05/13/60 (a)	250,000	190,015
Warnermedia Holdings, Inc.
3.64%, 03/15/25	300,000	293,712
3.79%, 03/15/25 (a)	100,000	98,051
6.41%, 03/15/26 (a)	200,000	199,970
3.76%, 03/15/27 (a)	700,000	662,851
4.05%, 03/15/29 (a)	250,000	231,197
4.28%, 03/15/32 (a)	900,000	794,619
5.05%, 03/15/42 (a)	800,000	673,144
5.14%, 03/15/52 (a)	1,200,000	975,624
5.39%, 03/15/62 (a)	550,000	443,124
Weibo Corp.
3.38%, 07/08/30 (a)	200,000	171,770
		95,195,380
Consumer Cyclical 1.8%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	500,000	472,305
2.13%, 02/09/31 (a)	200,000	165,546
4.00%, 12/06/37 (a)	200,000	172,702
2.70%, 02/09/41 (a)	250,000	172,755
4.20%, 12/06/47 (a)	200,000	162,832
3.15%, 02/09/51 (a)	300,000	198,336
4.40%, 12/06/57 (a)	200,000	163,608
3.25%, 02/09/61 (a)	200,000	126,570
Amazon.com, Inc.
3.00%, 04/13/25	250,000	244,297
0.80%, 06/03/25 (a)	100,000	94,980
4.60%, 12/01/25	250,000	248,922
5.20%, 12/03/25 (a)	200,000	200,936
1.00%, 05/12/26 (a)	600,000	552,408
3.30%, 04/13/27 (a)	400,000	383,452
1.20%, 06/03/27 (a)	200,000	178,948
3.15%, 08/22/27 (a)	600,000	569,682
4.55%, 12/01/27 (a)	350,000	348,932
1.65%, 05/12/28 (a)	400,000	355,128
3.45%, 04/13/29 (a)	250,000	237,002
4.65%, 12/01/29 (a)	300,000	300,324
1.50%, 06/03/30 (a)	400,000	330,940
2.10%, 05/12/31 (a)	525,000	441,026
3.60%, 04/13/32 (a)	300,000	276,774
4.70%, 12/01/32 (a)	400,000	398,276
4.80%, 12/05/34 (a)	225,000	225,092
3.88%, 08/22/37 (a)	500,000	447,160
2.88%, 05/12/41 (a)	300,000	225,651
4.95%, 12/05/44 (a)	280,000	276,808
4.05%, 08/22/47 (a)	600,000	514,254
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 06/03/50 (a)	400,000	251,548
3.10%, 05/12/51 (a)	550,000	387,744
3.95%, 04/13/52 (a)	450,000	372,496
4.25%, 08/22/57 (a)	400,000	344,308
2.70%, 06/03/60 (a)	375,000	231,236
3.25%, 05/12/61 (a)	300,000	207,096
4.10%, 04/13/62 (a)	200,000	165,828
American Honda Finance Corp.
4.60%, 04/17/25	250,000	248,330
1.20%, 07/08/25	250,000	237,160
1.00%, 09/10/25	250,000	234,982
5.80%, 10/03/25	200,000	201,986
4.95%, 01/09/26	150,000	149,573
5.25%, 07/07/26	200,000	201,520
2.30%, 09/09/26	200,000	187,650
2.35%, 01/08/27	50,000	46,663
3.50%, 02/15/28	100,000	95,059
2.00%, 03/24/28	250,000	224,110
5.13%, 07/07/28	200,000	201,714
5.65%, 11/15/28	150,000	154,308
4.60%, 04/17/30	200,000	195,976
5.85%, 10/04/30	100,000	104,111
4.90%, 01/10/34	150,000	146,388
Aptiv PLC
4.35%, 03/15/29 (a)	100,000	96,778
5.40%, 03/15/49 (a)	100,000	90,945
3.10%, 12/01/51 (a)	250,000	157,013
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (a)	200,000	172,596
4.15%, 05/01/52 (a)	100,000	76,465
AutoNation, Inc.
1.95%, 08/01/28 (a)	75,000	64,208
4.75%, 06/01/30 (a)	100,000	95,262
2.40%, 08/01/31 (a)	100,000	79,263
3.85%, 03/01/32 (a)	150,000	131,045
AutoZone, Inc.
3.25%, 04/15/25 (a)	200,000	195,240
5.05%, 07/15/26	100,000	99,832
4.50%, 02/01/28 (a)	100,000	98,023
3.75%, 04/18/29 (a)	150,000	140,924
4.00%, 04/15/30 (a)	150,000	141,113
1.65%, 01/15/31 (a)	150,000	119,385
4.75%, 08/01/32 (a)	150,000	144,233
4.75%, 02/01/33 (a)	100,000	95,902
6.55%, 11/01/33 (a)	100,000	108,059
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	100,000	98,008
1.95%, 10/01/30 (a)	150,000	123,347
Block Financial LLC
5.25%, 10/01/25 (a)	100,000	99,319
3.88%, 08/15/30 (a)	150,000	135,311
Booking Holdings, Inc.
3.65%, 03/15/25 (a)	100,000	98,370
3.60%, 06/01/26 (a)	150,000	145,401
4.63%, 04/13/30 (a)	350,000	344,088
BorgWarner, Inc.
2.65%, 07/01/27 (a)	200,000	184,686
4.38%, 03/15/45 (a)	100,000	81,536
CBRE Services, Inc.
4.88%, 03/01/26 (a)	100,000	98,867
5.50%, 04/01/29 (a)	100,000	100,072
2.50%, 04/01/31 (a)	100,000	82,203
5.95%, 08/15/34 (a)	150,000	151,650
See financial notes
44Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	87,737
3.70%, 01/15/31 (a)	100,000	86,046
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	300,000	286,320
1.38%, 06/20/27 (a)	250,000	224,835
1.60%, 04/20/30 (a)	100,000	83,344
1.75%, 04/20/32 (a)	200,000	160,020
Cummins, Inc.
0.75%, 09/01/25 (a)	150,000	140,735
4.90%, 02/20/29 (a)	100,000	99,542
1.50%, 09/01/30 (a)	150,000	121,241
5.15%, 02/20/34 (a)	150,000	149,924
4.88%, 10/01/43 (a)	50,000	47,304
2.60%, 09/01/50 (a)	150,000	94,434
5.45%, 02/20/54 (a)	150,000	150,963
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	100,000	96,178
6.30%, 10/10/33 (a)	100,000	104,491
4.55%, 02/15/48 (a)	50,000	40,722
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	100,000	83,853
4.10%, 01/15/52 (a)	200,000	141,000
Dollar General Corp.
3.88%, 04/15/27 (a)	200,000	192,366
4.13%, 05/01/28 (a)	100,000	96,691
5.20%, 07/05/28 (a)	100,000	99,931
3.50%, 04/03/30 (a)	200,000	180,948
5.00%, 11/01/32 (a)	150,000	145,821
5.45%, 07/05/33 (a)	200,000	198,742
4.13%, 04/03/50 (a)	100,000	76,475
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	150,000	147,383
4.20%, 05/15/28 (a)	250,000	240,992
2.65%, 12/01/31 (a)	100,000	83,333
3.38%, 12/01/51 (a)	100,000	66,360
DR Horton, Inc.
2.60%, 10/15/25 (a)	75,000	71,793
1.40%, 10/15/27 (a)	150,000	132,426
eBay, Inc.
1.90%, 03/11/25 (a)	150,000	144,788
5.90%, 11/22/25 (a)	100,000	100,822
1.40%, 05/10/26 (a)	100,000	92,250
3.60%, 06/05/27 (a)	150,000	143,381
2.70%, 03/11/30 (a)	100,000	87,414
2.60%, 05/10/31 (a)	150,000	127,263
6.30%, 11/22/32 (a)	150,000	159,295
4.00%, 07/15/42 (a)	150,000	119,165
3.65%, 05/10/51 (a)	100,000	72,446
Expedia Group, Inc.
5.00%, 02/15/26 (a)	200,000	198,734
3.80%, 02/15/28 (a)	200,000	189,236
3.25%, 02/15/30 (a)	200,000	178,346
2.95%, 03/15/31 (a)	150,000	128,565
Ford Foundation
2.42%, 06/01/50 (a)	100,000	62,822
Ford Motor Co.
4.35%, 12/08/26 (a)	245,000	238,123
6.63%, 10/01/28	75,000	78,446
9.63%, 04/22/30 (a)	100,000	116,970
7.45%, 07/16/31	175,000	188,676
3.25%, 02/12/32 (a)	400,000	328,540
6.10%, 08/19/32 (a)	300,000	299,472
4.75%, 01/15/43	300,000	243,501
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.40%, 11/01/46	50,000	53,650
5.29%, 12/08/46 (a)	200,000	173,288
Ford Motor Credit Co. LLC
5.13%, 06/16/25 (a)	295,000	292,141
4.13%, 08/04/25	230,000	224,498
3.38%, 11/13/25 (a)	340,000	326,346
4.39%, 01/08/26	200,000	194,632
6.95%, 03/06/26 (a)	225,000	229,120
6.95%, 06/10/26 (a)	200,000	203,996
4.54%, 08/01/26 (a)	200,000	193,930
2.70%, 08/10/26 (a)	230,000	213,633
4.27%, 01/09/27 (a)	200,000	191,662
5.80%, 03/05/27 (a)	200,000	199,770
4.95%, 05/28/27 (a)	245,000	238,270
4.13%, 08/17/27 (a)	200,000	189,128
3.82%, 11/02/27 (a)	200,000	186,616
7.35%, 11/04/27 (a)	250,000	261,360
2.90%, 02/16/28 (a)	200,000	179,364
6.80%, 05/12/28 (a)	250,000	258,172
6.80%, 11/07/28 (a)	225,000	233,176
2.90%, 02/10/29 (a)	200,000	174,390
5.11%, 05/03/29 (a)	225,000	216,949
7.35%, 03/06/30 (a)	200,000	211,924
7.20%, 06/10/30 (a)	200,000	211,110
4.00%, 11/13/30 (a)	225,000	199,073
6.05%, 03/05/31 (a)	200,000	199,254
3.63%, 06/17/31 (a)	200,000	170,630
7.12%, 11/07/33 (a)	225,000	240,194
General Motors Co.
6.13%, 10/01/25 (a)	250,000	252,127
4.20%, 10/01/27 (a)	150,000	144,590
6.80%, 10/01/27 (a)	200,000	208,892
5.00%, 10/01/28 (a)	150,000	149,075
5.40%, 10/15/29 (a)	200,000	199,538
5.60%, 10/15/32 (a)(c)	200,000	199,530
5.00%, 04/01/35	100,000	93,551
6.60%, 04/01/36 (a)	200,000	210,054
5.15%, 04/01/38 (a)	175,000	162,216
6.25%, 10/02/43	250,000	251,305
5.20%, 04/01/45	250,000	220,875
6.75%, 04/01/46 (a)	100,000	105,842
5.40%, 04/01/48 (a)	75,000	67,356
5.95%, 04/01/49 (a)	200,000	192,474
General Motors Financial Co., Inc.
3.80%, 04/07/25	250,000	245,105
4.35%, 04/09/25 (a)	150,000	148,082
2.75%, 06/20/25 (a)	250,000	241,307
4.30%, 07/13/25 (a)	200,000	196,720
6.05%, 10/10/25	250,000	251,992
1.25%, 01/08/26 (a)	200,000	185,378
5.25%, 03/01/26 (a)	250,000	249,267
5.40%, 04/06/26	250,000	250,157
1.50%, 06/10/26 (a)	250,000	229,092
4.35%, 01/17/27 (a)	200,000	194,740
2.35%, 02/26/27 (a)	150,000	137,559
5.00%, 04/09/27 (a)	300,000	297,087
5.40%, 05/08/27	250,000	250,350
2.70%, 08/20/27 (a)	200,000	183,560
3.85%, 01/05/28 (a)	150,000	142,455
2.40%, 04/10/28 (a)	100,000	89,191
5.80%, 06/23/28 (a)	300,000	304,611
2.40%, 10/15/28 (a)	250,000	219,825
5.80%, 01/07/29 (a)	250,000	253,400
5.65%, 01/17/29 (a)	100,000	100,855
4.30%, 04/06/29 (a)	250,000	237,327
5.85%, 04/06/30 (a)	200,000	203,036
3.60%, 06/21/30 (a)	200,000	179,390
See financial notes
Schwab Taxable Bond Funds | Semiannual Report45

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.35%, 01/08/31 (a)	200,000	163,210
5.75%, 02/08/31 (a)	200,000	199,532
2.70%, 06/10/31 (a)	200,000	164,810
3.10%, 01/12/32 (a)	250,000	209,002
6.40%, 01/09/33 (a)	100,000	103,950
6.10%, 01/07/34 (a)	250,000	252,670
Genuine Parts Co.
6.50%, 11/01/28 (a)	75,000	78,659
1.88%, 11/01/30 (a)	125,000	100,440
2.75%, 02/01/32 (a)	150,000	123,536
6.88%, 11/01/33 (a)	75,000	81,987
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25 (a)	100,000	99,209
5.38%, 04/15/26 (a)	150,000	148,551
5.75%, 06/01/28 (a)	100,000	99,357
5.30%, 01/15/29 (a)	100,000	97,189
4.00%, 01/15/30 (a)	100,000	90,125
4.00%, 01/15/31 (a)	200,000	176,528
3.25%, 01/15/32 (a)	100,000	83,054
6.75%, 12/01/33 (a)	75,000	78,059
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	97,132
4.63%, 07/28/45 (a)	75,000	59,409
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	75,000	73,733
Home Depot, Inc.
2.70%, 04/15/25 (a)	100,000	97,453
3.35%, 09/15/25 (a)	200,000	195,182
4.00%, 09/15/25 (a)	150,000	147,675
3.00%, 04/01/26 (a)	150,000	144,543
2.13%, 09/15/26 (a)	200,000	187,006
4.95%, 09/30/26 (a)	150,000	150,104
2.50%, 04/15/27 (a)	200,000	186,308
2.88%, 04/15/27 (a)	100,000	94,408
2.80%, 09/14/27 (a)	150,000	140,628
1.50%, 09/15/28 (a)	150,000	130,763
3.90%, 12/06/28 (a)	300,000	290,325
4.90%, 04/15/29 (a)	150,000	150,617
2.95%, 06/15/29 (a)	350,000	319,578
2.70%, 04/15/30 (a)	200,000	176,994
1.38%, 03/15/31 (a)	250,000	197,902
1.88%, 09/15/31 (a)	250,000	202,680
3.25%, 04/15/32 (a)	250,000	221,915
4.50%, 09/15/32 (a)(c)	200,000	195,646
5.88%, 12/16/36	505,000	538,330
3.30%, 04/15/40 (a)	200,000	156,838
5.40%, 09/15/40 (a)	100,000	100,681
5.95%, 04/01/41 (a)	200,000	213,630
4.20%, 04/01/43 (a)	130,000	112,052
4.88%, 02/15/44 (a)	195,000	183,253
4.40%, 03/15/45 (a)	150,000	131,804
4.25%, 04/01/46 (a)	250,000	213,917
3.90%, 06/15/47 (a)	200,000	161,506
4.50%, 12/06/48 (a)	200,000	176,672
3.13%, 12/15/49 (a)	200,000	139,454
3.35%, 04/15/50 (a)	250,000	181,450
2.38%, 03/15/51 (a)	250,000	147,175
2.75%, 09/15/51 (a)	150,000	95,747
3.63%, 04/15/52 (a)	300,000	226,998
4.95%, 09/15/52 (a)	150,000	142,302
3.50%, 09/15/56 (a)	150,000	110,316
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	200,000	186,926
2.97%, 03/10/32 (a)	150,000	131,931
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hyatt Hotels Corp.
5.38%, 04/23/25 (a)(g)	100,000	99,827
5.75%, 01/30/27 (a)	100,000	101,250
4.38%, 09/15/28 (a)	150,000	144,095
5.75%, 04/23/30 (a)(g)	100,000	101,959
JD.com, Inc.
4.13%, 01/14/50 (a)	200,000	156,604
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (a)	100,000	105,217
Las Vegas Sands Corp.
3.50%, 08/18/26 (a)	200,000	188,228
Lear Corp.
3.80%, 09/15/27 (a)	50,000	47,879
4.25%, 05/15/29 (a)	50,000	47,618
3.50%, 05/30/30 (a)	50,000	44,736
2.60%, 01/15/32 (a)	100,000	81,517
5.25%, 05/15/49 (a)	100,000	90,176
3.55%, 01/15/52 (a)	100,000	67,949
Lennar Corp.
4.75%, 05/30/25 (a)	150,000	148,676
4.75%, 11/29/27 (a)	250,000	246,125
LKQ Corp.
5.75%, 06/15/28 (a)	150,000	151,572
6.25%, 06/15/33 (a)	150,000	154,367
Lowe's Cos., Inc.
4.40%, 09/08/25	200,000	197,586
3.38%, 09/15/25 (a)	274,000	266,627
4.80%, 04/01/26 (a)	200,000	198,758
2.50%, 04/15/26 (a)	200,000	189,894
3.35%, 04/01/27 (a)	200,000	190,594
3.10%, 05/03/27 (a)	250,000	236,407
1.30%, 04/15/28 (a)	250,000	216,772
1.70%, 09/15/28 (a)	100,000	86,921
3.65%, 04/05/29 (a)	300,000	282,990
4.50%, 04/15/30 (a)	200,000	194,376
1.70%, 10/15/30 (a)	250,000	202,852
2.63%, 04/01/31 (a)	250,000	213,282
3.75%, 04/01/32 (a)	300,000	272,466
5.00%, 04/15/33 (a)	200,000	197,386
5.15%, 07/01/33 (a)	150,000	149,402
5.00%, 04/15/40 (a)	100,000	95,120
2.80%, 09/15/41 (a)	200,000	139,838
4.65%, 04/15/42 (a)	95,000	85,232
4.38%, 09/15/45 (a)	100,000	84,971
3.70%, 04/15/46 (a)	150,000	113,058
4.05%, 05/03/47 (a)	250,000	198,292
4.55%, 04/05/49 (a)	100,000	84,921
5.13%, 04/15/50 (a)	100,000	92,651
3.00%, 10/15/50 (a)	300,000	193,893
3.50%, 04/01/51 (a)	50,000	35,315
4.25%, 04/01/52 (a)	300,000	241,653
5.63%, 04/15/53 (a)	250,000	248,652
5.75%, 07/01/53 (a)	75,000	75,875
4.45%, 04/01/62 (a)	250,000	200,122
5.80%, 09/15/62 (a)	200,000	199,976
5.85%, 04/01/63 (a)	100,000	101,116
Magna International, Inc.
4.15%, 10/01/25 (a)	200,000	196,366
2.45%, 06/15/30 (a)	200,000	172,162
Marriott International, Inc.
3.75%, 03/15/25 (a)	130,000	127,637
5.75%, 05/01/25 (a)	300,000	301,134
3.13%, 06/15/26 (a)	150,000	143,228
5.45%, 09/15/26 (a)	100,000	100,473
5.00%, 10/15/27 (a)	150,000	149,562
4.00%, 04/15/28 (a)	100,000	95,815
See financial notes
46Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.55%, 10/15/28 (a)	125,000	127,221
4.88%, 05/15/29 (a)	100,000	98,700
4.63%, 06/15/30 (a)	200,000	193,760
3.50%, 10/15/32 (a)	350,000	305,728
5.30%, 05/15/34 (a)	200,000	196,958
McDonald's Corp.
3.38%, 05/26/25 (a)	150,000	146,648
3.30%, 07/01/25 (a)	100,000	97,647
1.45%, 09/01/25 (a)	100,000	94,673
3.70%, 01/30/26 (a)	180,000	175,950
3.50%, 03/01/27 (a)	200,000	192,644
3.50%, 07/01/27 (a)	200,000	191,506
3.80%, 04/01/28 (a)	250,000	240,122
4.80%, 08/14/28 (a)	100,000	99,743
2.63%, 09/01/29 (a)	100,000	89,538
2.13%, 03/01/30 (a)	150,000	128,411
3.60%, 07/01/30 (a)	150,000	139,023
4.60%, 09/09/32 (a)	150,000	146,571
4.95%, 08/14/33 (a)	125,000	124,016
4.70%, 12/09/35 (a)	100,000	96,143
6.30%, 10/15/37	200,000	218,098
6.30%, 03/01/38	100,000	108,963
4.88%, 07/15/40	100,000	95,548
3.70%, 02/15/42	100,000	80,471
4.60%, 05/26/45 (a)	100,000	89,167
4.88%, 12/09/45 (a)	320,000	294,714
4.45%, 03/01/47 (a)	100,000	86,069
4.45%, 09/01/48 (a)	200,000	173,420
3.63%, 09/01/49 (a)	300,000	224,532
4.20%, 04/01/50 (a)	100,000	82,516
5.15%, 09/09/52 (a)	150,000	142,593
5.45%, 08/14/53 (a)	150,000	149,172
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	100,000	92,406
2.50%, 01/15/31 (a)	150,000	126,831
6.00%, 01/15/43 (a)	75,000	74,856
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	350,000	425,239
NIKE, Inc.
2.38%, 11/01/26 (a)	100,000	94,108
2.75%, 03/27/27 (a)	350,000	330,081
2.85%, 03/27/30 (a)	350,000	314,870
3.25%, 03/27/40 (a)	300,000	239,286
3.38%, 11/01/46 (a)	230,000	174,124
3.38%, 03/27/50 (a)	200,000	151,954
NVR, Inc.
3.00%, 05/15/30 (a)	200,000	176,342
O'Reilly Automotive, Inc.
5.75%, 11/20/26 (a)	150,000	152,198
3.60%, 09/01/27 (a)	150,000	143,022
4.35%, 06/01/28 (a)	200,000	195,024
4.20%, 04/01/30 (a)	100,000	94,979
1.75%, 03/15/31 (a)	150,000	120,381
4.70%, 06/15/32 (a)	150,000	145,178
PACCAR Financial Corp.
3.55%, 08/11/25	200,000	195,930
1.10%, 05/11/26	275,000	253,616
5.20%, 11/09/26	100,000	100,892
4.60%, 01/31/29	150,000	148,667
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	150,323
7.88%, 06/15/32	200,000	231,452
PVH Corp.
4.63%, 07/10/25 (a)(d)	150,000	147,933
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	150,000	133,467
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rockefeller Foundation
2.49%, 10/01/50 (a)	150,000	96,246
Ross Stores, Inc.
0.88%, 04/15/26 (a)	250,000	228,722
Sands China Ltd.
5.13%, 08/08/25 (a)(g)	400,000	394,108
4.05%, 01/08/26 (a)(g)	200,000	191,884
2.55%, 03/08/27 (a)(g)	200,000	179,854
5.40%, 08/08/28 (a)(g)	300,000	291,786
3.10%, 03/08/29 (a)(g)	200,000	172,428
4.63%, 06/18/30 (a)(g)	200,000	182,172
Starbucks Corp.
3.80%, 08/15/25 (a)	300,000	293,832
2.45%, 06/15/26 (a)	150,000	141,648
4.85%, 02/08/27 (a)	200,000	199,000
2.00%, 03/12/27 (a)	100,000	91,675
3.50%, 03/01/28 (a)	150,000	142,265
4.00%, 11/15/28 (a)	150,000	144,975
3.55%, 08/15/29 (a)	200,000	187,630
2.25%, 03/12/30 (a)	100,000	85,600
2.55%, 11/15/30 (a)	195,000	167,526
4.90%, 02/15/31 (a)	100,000	98,844
3.00%, 02/14/32 (a)	200,000	173,472
4.80%, 02/15/33 (a)	100,000	98,679
5.00%, 02/15/34 (a)	100,000	98,467
3.75%, 12/01/47 (a)	150,000	115,836
4.50%, 11/15/48 (a)	150,000	129,935
4.45%, 08/15/49 (a)	150,000	128,480
3.35%, 03/12/50 (a)	100,000	70,858
3.50%, 11/15/50 (a)	200,000	146,448
Tapestry, Inc.
4.25%, 04/01/25 (a)	150,000	147,809
7.00%, 11/27/26	100,000	102,732
4.13%, 07/15/27 (a)	100,000	95,035
7.35%, 11/27/28 (a)	200,000	209,432
7.70%, 11/27/30 (a)	200,000	212,568
7.85%, 11/27/33 (a)	225,000	243,697
Target Corp.
2.25%, 04/15/25 (a)	300,000	290,682
2.50%, 04/15/26	200,000	191,062
3.38%, 04/15/29 (a)	150,000	140,633
2.35%, 02/15/30 (a)	250,000	218,202
2.65%, 09/15/30 (a)	350,000	307,282
4.50%, 09/15/32 (a)	200,000	193,780
4.40%, 01/15/33 (a)	100,000	96,608
4.00%, 07/01/42	75,000	64,706
3.90%, 11/15/47 (a)	300,000	245,079
2.95%, 01/15/52 (a)	200,000	133,098
4.80%, 01/15/53 (a)	200,000	185,040
TJX Cos., Inc.
2.25%, 09/15/26 (a)	200,000	187,984
1.15%, 05/15/28 (a)	150,000	129,365
3.88%, 04/15/30 (a)	100,000	94,886
1.60%, 05/15/31 (a)	100,000	80,802
Toll Brothers Finance Corp.
4.88%, 03/15/27 (a)	100,000	98,352
4.35%, 02/15/28 (a)	200,000	192,304
Toyota Motor Corp.
1.34%, 03/25/26 (a)	200,000	185,766
5.12%, 07/13/28 (a)	100,000	101,971
3.67%, 07/20/28	150,000	145,545
2.36%, 03/25/31 (a)	100,000	86,302
5.12%, 07/13/33 (a)(c)	100,000	104,978
Toyota Motor Credit Corp.
3.00%, 04/01/25	300,000	293,169
3.95%, 06/30/25	250,000	246,222
See financial notes
Schwab Taxable Bond Funds | Semiannual Report47

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.80%, 10/16/25	250,000	233,765
5.40%, 11/10/25	200,000	201,288
0.80%, 01/09/26	150,000	139,176
4.45%, 05/18/26	300,000	296,910
1.13%, 06/18/26	250,000	229,457
5.40%, 11/20/26	200,000	202,144
3.20%, 01/11/27	150,000	143,363
1.90%, 01/13/27	150,000	138,219
3.05%, 03/22/27	300,000	284,604
1.15%, 08/13/27	200,000	177,294
4.55%, 09/20/27	200,000	198,354
5.45%, 11/10/27	100,000	102,045
4.63%, 01/12/28	150,000	149,187
1.90%, 04/06/28	150,000	134,079
5.25%, 09/11/28	100,000	101,493
4.65%, 01/05/29	10,000	9,898
3.65%, 01/08/29	150,000	142,056
4.45%, 06/29/29	200,000	196,526
2.15%, 02/13/30	100,000	85,974
3.38%, 04/01/30	200,000	184,014
4.55%, 05/17/30	150,000	146,988
5.55%, 11/20/30	200,000	206,582
1.65%, 01/10/31	100,000	81,250
1.90%, 09/12/31	100,000	81,293
4.70%, 01/12/33	200,000	197,428
4.80%, 01/05/34	100,000	97,518
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	100,714
5.25%, 05/15/33 (a)	150,000	149,265
VF Corp.
2.40%, 04/23/25 (a)	150,000	144,012
2.95%, 04/23/30 (a)	200,000	165,030
VICI Properties LP
4.75%, 02/15/28 (a)	250,000	242,360
4.95%, 02/15/30 (a)	200,000	191,148
5.13%, 05/15/32 (a)	200,000	187,976
5.63%, 05/15/52 (a)	150,000	135,666
Walmart, Inc.
3.55%, 06/26/25 (a)	100,000	98,405
3.90%, 09/09/25	250,000	246,262
4.00%, 04/15/26 (a)	250,000	246,212
3.05%, 07/08/26 (a)	200,000	192,458
1.05%, 09/17/26 (a)	200,000	182,788
3.95%, 09/09/27 (a)	200,000	196,044
3.90%, 04/15/28 (a)	125,000	121,979
3.70%, 06/26/28 (a)	300,000	290,367
1.50%, 09/22/28 (a)	200,000	175,674
2.38%, 09/24/29 (a)	100,000	89,357
7.55%, 02/15/30	200,000	231,570
1.80%, 09/22/31 (a)	250,000	205,052
4.15%, 09/09/32 (a)	200,000	193,092
4.10%, 04/15/33 (a)	250,000	238,327
5.25%, 09/01/35	250,000	258,972
6.50%, 08/15/37	150,000	172,236
6.20%, 04/15/38	100,000	112,329
3.95%, 06/28/38 (a)	100,000	90,328
5.63%, 04/01/40	100,000	106,320
5.00%, 10/25/40	150,000	151,901
5.63%, 04/15/41	100,000	106,505
2.50%, 09/22/41 (a)	200,000	141,332
4.30%, 04/22/44 (a)	100,000	91,364
3.63%, 12/15/47 (a)	50,000	39,475
4.05%, 06/29/48 (a)	350,000	301,626
2.95%, 09/24/49 (a)	150,000	104,919
2.65%, 09/22/51 (a)	250,000	163,180
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 09/09/52 (a)	200,000	182,462
4.50%, 04/15/53 (a)	250,000	227,592
		83,537,078
Consumer Non-Cyclical 3.9%
Abbott Laboratories
3.75%, 11/30/26 (a)	500,000	487,245
1.15%, 01/30/28 (a)	50,000	43,860
1.40%, 06/30/30 (a)	150,000	123,786
4.75%, 11/30/36 (a)	350,000	343,283
6.15%, 11/30/37	150,000	166,399
5.30%, 05/27/40	100,000	102,178
4.75%, 04/15/43 (a)	150,000	144,000
4.90%, 11/30/46 (a)	576,000	555,926
AbbVie, Inc.
3.80%, 03/15/25 (a)	200,000	195,974
3.60%, 05/14/25 (a)	800,000	784,008
3.20%, 05/14/26 (a)	350,000	336,899
2.95%, 11/21/26 (a)	700,000	663,957
4.80%, 03/15/27 (a)	400,000	398,932
4.25%, 11/14/28 (a)	300,000	293,280
4.80%, 03/15/29 (a)	450,000	448,110
3.20%, 11/21/29 (a)	1,000,000	915,420
4.95%, 03/15/31 (a)	350,000	350,066
5.05%, 03/15/34 (a)	525,000	527,782
4.55%, 03/15/35 (a)	350,000	335,790
4.50%, 05/14/35 (a)	400,000	382,004
4.30%, 05/14/36 (a)	175,000	163,009
4.05%, 11/21/39 (a)	700,000	615,188
4.63%, 10/01/42 (a)	100,000	91,598
4.40%, 11/06/42	450,000	403,573
5.35%, 03/15/44 (a)	150,000	151,432
4.85%, 06/15/44 (a)	200,000	189,296
4.75%, 03/15/45 (a)	161,000	149,307
4.70%, 05/14/45 (a)	450,000	415,561
4.45%, 05/14/46 (a)	350,000	309,862
4.88%, 11/14/48 (a)	300,000	283,896
4.25%, 11/21/49 (a)	1,000,000	861,720
5.40%, 03/15/54 (a)	550,000	558,992
5.50%, 03/15/64 (a)	275,000	278,272
Adventist Health System
3.63%, 03/01/49 (a)	100,000	73,742
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	50,000	48,033
4.27%, 08/15/48 (a)	150,000	130,928
3.39%, 10/15/49 (a)	100,000	75,304
Agilent Technologies, Inc.
3.05%, 09/22/26 (a)	100,000	95,179
2.75%, 09/15/29 (a)	100,000	89,577
2.10%, 06/04/30 (a)	100,000	83,850
2.30%, 03/12/31 (a)	100,000	83,542
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	81,461
AHS Hospital Corp.
5.02%, 07/01/45	50,000	47,923
2.78%, 07/01/51 (a)	100,000	65,749
Allina Health System
3.89%, 04/15/49 (a)	100,000	81,320
Altria Group, Inc.
2.35%, 05/06/25 (a)	170,000	164,121
4.40%, 02/14/26 (a)	200,000	196,856
2.63%, 09/16/26 (a)	100,000	94,009
6.20%, 11/01/28 (a)	100,000	103,899
4.80%, 02/14/29 (a)	300,000	294,783
3.40%, 05/06/30 (a)	150,000	135,081
See financial notes
48Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.45%, 02/04/32 (a)	300,000	240,477
6.88%, 11/01/33 (a)	100,000	107,876
5.80%, 02/14/39 (a)	375,000	374,025
3.40%, 02/04/41 (a)	200,000	143,926
4.25%, 08/09/42	200,000	160,158
4.50%, 05/02/43	100,000	82,964
5.38%, 01/31/44	295,000	287,180
3.88%, 09/16/46 (a)	200,000	146,570
5.95%, 02/14/49 (a)	400,000	398,868
4.45%, 05/06/50 (a)	100,000	78,488
3.70%, 02/04/51 (a)	250,000	170,550
4.00%, 02/04/61 (a)	200,000	143,130
Amgen, Inc.
5.25%, 03/02/25	350,000	349,373
3.13%, 05/01/25 (a)	250,000	243,815
5.51%, 03/02/26 (a)	200,000	199,890
2.60%, 08/19/26 (a)	130,000	122,751
2.20%, 02/21/27 (a)	300,000	276,585
3.20%, 11/02/27 (a)	150,000	141,092
5.15%, 03/02/28 (a)	650,000	651,651
1.65%, 08/15/28 (a)	300,000	261,213
3.00%, 02/22/29 (a)	200,000	183,560
4.05%, 08/18/29 (a)	300,000	286,911
2.45%, 02/21/30 (a)	200,000	173,886
5.25%, 03/02/30 (a)	500,000	504,180
2.30%, 02/25/31 (a)	175,000	146,552
2.00%, 01/15/32 (a)	200,000	160,442
3.35%, 02/22/32 (a)	200,000	176,972
4.20%, 03/01/33 (a)	200,000	185,238
5.25%, 03/02/33 (a)	700,000	698,355
6.40%, 02/01/39	50,000	54,191
3.15%, 02/21/40 (a)	350,000	262,804
2.80%, 08/15/41 (a)	200,000	142,554
4.95%, 10/01/41	100,000	93,392
5.15%, 11/15/41 (a)	100,000	95,282
5.60%, 03/02/43 (a)	500,000	502,025
4.40%, 05/01/45 (a)	375,000	320,415
4.56%, 06/15/48 (a)	250,000	216,652
3.38%, 02/21/50 (a)	400,000	286,420
4.66%, 06/15/51 (a)	625,000	543,456
3.00%, 01/15/52 (a)	150,000	100,368
4.20%, 02/22/52 (a)	200,000	162,188
4.88%, 03/01/53 (a)	200,000	179,642
5.65%, 03/02/53 (a)	800,000	801,392
2.77%, 09/01/53 (a)	219,000	133,813
4.40%, 02/22/62 (a)	175,000	140,800
5.75%, 03/02/63 (a)	475,000	475,708
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	400,000	390,052
4.70%, 02/01/36 (a)	955,000	914,928
4.90%, 02/01/46 (a)	1,600,000	1,495,424
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	150,000	143,180
4.63%, 02/01/44	200,000	180,686
4.90%, 02/01/46 (a)	200,000	185,058
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	450,000	436,459
4.75%, 01/23/29 (a)	800,000	794,848
3.50%, 06/01/30 (a)	300,000	277,461
4.90%, 01/23/31 (a)	100,000	100,593
4.38%, 04/15/38 (a)	250,000	228,840
8.20%, 01/15/39	250,000	321,712
5.45%, 01/23/39 (a)	300,000	305,544
8.00%, 11/15/39	150,000	188,406
4.35%, 06/01/40 (a)	250,000	223,887
4.95%, 01/15/42	200,000	190,986
3.75%, 07/15/42	100,000	81,964
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.60%, 04/15/48 (a)	200,000	179,864
4.44%, 10/06/48 (a)	350,000	306,834
5.55%, 01/23/49 (a)	700,000	718,830
4.50%, 06/01/50 (a)	150,000	135,321
4.75%, 04/15/58 (a)	150,000	135,354
5.80%, 01/23/59 (a)	350,000	370,573
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	200,000	188,356
3.25%, 03/27/30 (a)	200,000	181,002
2.90%, 03/01/32 (a)	250,000	213,200
5.38%, 09/15/35	100,000	100,750
4.54%, 03/26/42	100,000	90,092
3.75%, 09/15/47 (a)	50,000	38,056
4.50%, 03/15/49 (a)	100,000	87,425
2.70%, 09/15/51 (a)	100,000	63,406
Ascension Health
2.53%, 11/15/29 (a)	150,000	133,665
3.11%, 11/15/39 (a)	100,000	78,109
3.95%, 11/15/46	150,000	125,889
4.85%, 11/15/53	100,000	96,193
Astrazeneca Finance LLC
1.20%, 05/28/26 (a)	250,000	230,010
4.80%, 02/26/27 (a)	200,000	199,532
4.88%, 03/03/28 (a)	200,000	199,856
1.75%, 05/28/28 (a)	250,000	221,062
4.85%, 02/26/29 (a)	200,000	200,006
4.90%, 03/03/30 (a)	150,000	150,363
4.90%, 02/26/31 (a)	200,000	199,670
2.25%, 05/28/31 (a)	150,000	125,852
4.88%, 03/03/33 (a)	150,000	149,587
5.00%, 02/26/34 (a)	250,000	251,060
AstraZeneca PLC
3.38%, 11/16/25	300,000	291,846
0.70%, 04/08/26 (a)	200,000	183,126
3.13%, 06/12/27 (a)	100,000	95,052
4.00%, 01/17/29 (a)	150,000	144,969
1.38%, 08/06/30 (a)	250,000	202,777
6.45%, 09/15/37	380,000	428,256
4.00%, 09/18/42	125,000	106,948
4.38%, 11/16/45	100,000	88,521
4.38%, 08/17/48 (a)	150,000	133,490
2.13%, 08/06/50 (a)	50,000	29,557
3.00%, 05/28/51 (a)	200,000	138,536
Banner Health
2.34%, 01/01/30 (a)	100,000	86,488
1.90%, 01/01/31 (a)	100,000	81,549
3.18%, 01/01/50 (a)	100,000	71,784
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	150,000	111,534
BAT Capital Corp.
3.22%, 09/06/26 (a)	200,000	189,606
4.70%, 04/02/27 (a)	150,000	146,823
3.56%, 08/15/27 (a)	400,000	377,960
2.26%, 03/25/28 (a)	350,000	309,795
3.46%, 09/06/29 (a)	100,000	90,560
4.91%, 04/02/30 (a)	175,000	170,056
6.34%, 08/02/30 (a)	200,000	206,610
5.83%, 02/20/31 (a)	150,000	149,509
2.73%, 03/25/31 (a)	250,000	206,287
4.74%, 03/16/32 (a)	100,000	94,140
7.75%, 10/19/32 (a)	100,000	111,626
6.42%, 08/02/33 (a)	250,000	257,050
6.00%, 02/20/34 (a)	175,000	173,462
4.39%, 08/15/37 (a)	450,000	369,387
3.73%, 09/25/40 (a)	150,000	108,345
See financial notes
Schwab Taxable Bond Funds | Semiannual Report49

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.08%, 08/02/43 (a)	150,000	156,279
4.54%, 08/15/47 (a)	450,000	336,460
4.76%, 09/06/49 (a)	150,000	116,024
5.28%, 04/02/50 (a)	100,000	82,937
3.98%, 09/25/50 (a)	200,000	136,698
5.65%, 03/16/52 (a)	125,000	109,965
7.08%, 08/02/53 (a)	100,000	103,766
BAT International Finance PLC
1.67%, 03/25/26 (a)	250,000	231,727
4.45%, 03/16/28 (a)	100,000	96,482
5.93%, 02/02/29 (a)	100,000	102,130
Baxalta, Inc.
4.00%, 06/23/25 (a)	150,000	147,322
5.25%, 06/23/45 (a)	99,000	95,529
Baxter International, Inc.
2.60%, 08/15/26 (a)	129,000	121,003
1.92%, 02/01/27 (a)	300,000	272,817
2.27%, 12/01/28 (a)	250,000	219,250
3.95%, 04/01/30 (a)	100,000	92,719
1.73%, 04/01/31 (a)	150,000	118,472
2.54%, 02/01/32 (a)	250,000	205,010
3.50%, 08/15/46 (a)	85,000	60,312
3.13%, 12/01/51 (a)	75,000	48,917
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	100,000	81,914
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	81,462
4.19%, 11/15/45 (a)	100,000	87,956
2.84%, 11/15/50 (a)	200,000	133,018
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	298,000	285,830
4.69%, 02/13/28 (a)	150,000	147,885
4.87%, 02/08/29 (a)	100,000	98,772
2.82%, 05/20/30 (a)	150,000	131,678
1.96%, 02/11/31 (a)	200,000	162,724
5.11%, 02/08/34 (a)	100,000	98,474
4.69%, 12/15/44 (a)	250,000	224,802
4.67%, 06/06/47 (a)	200,000	177,328
3.79%, 05/20/50 (a)	150,000	116,072
Biogen, Inc.
4.05%, 09/15/25 (a)	300,000	294,147
2.25%, 05/01/30 (a)	300,000	251,244
3.15%, 05/01/50 (a)	300,000	198,237
3.25%, 02/15/51 (a)	292,000	199,632
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	100,000	94,333
3.70%, 03/15/32 (a)	150,000	133,730
Bon Secours Mercy Health, Inc.
2.10%, 06/01/31 (a)	100,000	81,107
3.21%, 06/01/50 (a)	100,000	71,048
Boston Scientific Corp.
1.90%, 06/01/25 (a)	100,000	95,903
2.65%, 06/01/30 (a)	150,000	131,271
6.50%, 11/15/35 (f)	100,000	110,721
4.55%, 03/01/39 (a)	150,000	139,457
4.70%, 03/01/49 (a)	150,000	137,598
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (a)	150,000	139,574
4.95%, 02/20/26	200,000	199,736
3.20%, 06/15/26 (a)	350,000	336,766
4.90%, 02/22/27 (a)	200,000	199,784
3.25%, 02/27/27	150,000	144,039
1.13%, 11/13/27 (a)	150,000	131,514
3.90%, 02/20/28 (a)	300,000	289,806
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 02/22/29 (a)	300,000	299,307
3.40%, 07/26/29 (a)	300,000	279,798
1.45%, 11/13/30 (a)	150,000	120,408
5.75%, 02/01/31 (a)	250,000	260,680
5.10%, 02/22/31 (a)	225,000	225,794
2.95%, 03/15/32 (a)	350,000	302,813
5.90%, 11/15/33 (a)	200,000	211,866
5.20%, 02/22/34 (a)	500,000	504,075
4.13%, 06/15/39 (a)	325,000	283,705
2.35%, 11/13/40 (a)	150,000	100,829
3.55%, 03/15/42 (a)	250,000	197,407
3.25%, 08/01/42	100,000	75,718
4.63%, 05/15/44 (a)	150,000	135,972
5.00%, 08/15/45 (a)	100,000	95,342
4.35%, 11/15/47 (a)	250,000	212,815
4.55%, 02/20/48 (a)	150,000	132,176
4.25%, 10/26/49 (a)	650,000	545,298
2.55%, 11/13/50 (a)	200,000	121,418
3.70%, 03/15/52 (a)	350,000	265,387
6.25%, 11/15/53 (a)	200,000	222,074
5.55%, 02/22/54 (a)	500,000	506,485
3.90%, 03/15/62 (a)	200,000	149,366
6.40%, 11/15/63 (a)	200,000	223,616
5.65%, 02/22/64 (a)	350,000	353,671
Brown-Forman Corp.
4.75%, 04/15/33 (a)	150,000	148,069
4.00%, 04/15/38 (a)	150,000	131,903
Brunswick Corp.
2.40%, 08/18/31 (a)	150,000	118,169
5.10%, 04/01/52 (a)	75,000	59,352
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	100,000	94,682
3.25%, 08/15/26 (a)	150,000	143,087
3.75%, 09/25/27 (a)	150,000	143,606
2.75%, 05/14/31 (a)	150,000	127,733
Campbell Soup Co.
3.95%, 03/15/25 (a)	100,000	98,419
3.30%, 03/19/25 (a)	150,000	146,367
4.15%, 03/15/28 (a)	150,000	144,782
4.80%, 03/15/48 (a)	100,000	87,876
3.13%, 04/24/50 (a)	200,000	130,764
Cardinal Health, Inc.
3.75%, 09/15/25 (a)	130,000	126,853
3.41%, 06/15/27 (a)	250,000	237,037
5.13%, 02/15/29 (a)	125,000	124,540
5.45%, 02/15/34 (a)	100,000	100,092
4.50%, 11/15/44 (a)	100,000	84,509
4.90%, 09/15/45 (a)	80,000	70,914
4.37%, 06/15/47 (a)	100,000	82,277
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	50,000	34,978
Cencora, Inc.
3.25%, 03/01/25 (a)	100,000	97,842
3.45%, 12/15/27 (a)	100,000	94,675
2.80%, 05/15/30 (a)	100,000	87,935
2.70%, 03/15/31 (a)	200,000	170,722
5.13%, 02/15/34 (a)	100,000	98,219
4.25%, 03/01/45 (a)	100,000	87,229
4.30%, 12/15/47 (a)	100,000	85,193
Children's Health System of Texas
2.51%, 08/15/50 (a)	150,000	93,104
Children's Hospital
2.93%, 07/15/50 (a)	100,000	65,598
Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	85,696
2.59%, 02/01/50 (a)	80,000	50,711
See financial notes
50Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	88,678
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	100,000	66,173
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	100,000	94,279
5.60%, 11/15/32 (a)	100,000	103,809
3.95%, 08/01/47 (a)	100,000	80,130
5.00%, 06/15/52 (a)	100,000	94,709
Cigna Group
3.25%, 04/15/25 (a)	200,000	195,234
4.50%, 02/25/26 (a)	194,000	191,447
1.25%, 03/15/26 (a)	200,000	184,814
3.40%, 03/01/27 (a)	142,000	135,273
3.05%, 10/15/27 (a)	145,000	135,489
4.38%, 10/15/28 (a)	660,000	641,335
5.00%, 05/15/29 (a)	200,000	198,660
2.40%, 03/15/30 (a)	250,000	214,420
2.38%, 03/15/31 (a)	250,000	208,665
5.13%, 05/15/31 (a)	250,000	247,317
5.40%, 03/15/33 (a)	150,000	151,060
5.25%, 02/15/34 (a)	225,000	222,347
4.80%, 08/15/38 (a)	405,000	376,196
3.20%, 03/15/40 (a)	150,000	112,122
6.13%, 11/15/41	100,000	106,113
4.80%, 07/15/46 (a)	270,000	241,804
3.88%, 10/15/47 (a)	145,000	111,559
4.90%, 12/15/48 (a)	500,000	449,930
3.40%, 03/15/50 (a)	200,000	139,594
3.40%, 03/15/51 (a)	250,000	174,495
5.60%, 02/15/54 (a)	250,000	246,340
City of Hope
5.62%, 11/15/43	100,000	98,899
Cleveland Clinic Foundation
4.86%, 01/01/14	50,000	45,475
Clorox Co.
3.10%, 10/01/27 (a)	150,000	140,861
3.90%, 05/15/28 (a)	100,000	96,233
4.60%, 05/01/32 (a)	200,000	194,186
Coca-Cola Co.
3.38%, 03/25/27	200,000	192,850
1.45%, 06/01/27	300,000	271,539
1.50%, 03/05/28	100,000	88,932
1.00%, 03/15/28	250,000	217,972
2.13%, 09/06/29	150,000	132,084
3.45%, 03/25/30	200,000	186,676
1.65%, 06/01/30	300,000	250,866
2.00%, 03/05/31	125,000	104,650
1.38%, 03/15/31	250,000	200,242
2.25%, 01/05/32	350,000	295,060
2.50%, 06/01/40	200,000	143,040
2.88%, 05/05/41	150,000	112,692
4.20%, 03/25/50	100,000	88,417
2.60%, 06/01/50	300,000	193,719
3.00%, 03/05/51	250,000	175,505
2.50%, 03/15/51	250,000	156,540
2.75%, 06/01/60	200,000	127,104
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	100,000	97,779
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	200,000	177,138
1.85%, 09/01/32 (a)	100,000	77,947
5.25%, 11/26/43	150,000	146,257
Colgate-Palmolive Co.
4.80%, 03/02/26	100,000	100,255
3.10%, 08/15/27 (a)	200,000	190,948
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.60%, 03/01/33 (a)	150,000	149,019
4.00%, 08/15/45	100,000	87,718
3.70%, 08/01/47 (a)	100,000	82,648
CommonSpirit Health
1.55%, 10/01/25 (a)	125,000	117,459
6.07%, 11/01/27 (a)	100,000	102,584
3.35%, 10/01/29 (a)	150,000	136,317
4.35%, 11/01/42	150,000	128,652
3.82%, 10/01/49 (a)	150,000	115,968
4.19%, 10/01/49 (a)	100,000	81,380
3.91%, 10/01/50 (a)	100,000	77,363
6.46%, 11/01/52 (a)	100,000	112,747
Community Health Network, Inc.
3.10%, 05/01/50 (a)	50,000	33,769
Conagra Brands, Inc.
4.60%, 11/01/25 (a)	150,000	147,802
5.30%, 10/01/26	200,000	200,084
1.38%, 11/01/27 (a)	250,000	217,410
4.85%, 11/01/28 (a)	250,000	245,810
5.30%, 11/01/38 (a)	100,000	94,519
5.40%, 11/01/48 (a)	200,000	184,906
Constellation Brands, Inc.
4.40%, 11/15/25 (a)	100,000	98,537
4.75%, 12/01/25	100,000	98,940
3.70%, 12/06/26 (a)	100,000	96,308
3.50%, 05/09/27 (a)	100,000	95,074
4.35%, 05/09/27 (a)	100,000	97,806
3.60%, 02/15/28 (a)	150,000	141,803
3.15%, 08/01/29 (a)	50,000	45,382
2.88%, 05/01/30 (a)	200,000	175,740
2.25%, 08/01/31 (a)	150,000	122,483
4.75%, 05/09/32 (a)	150,000	145,089
4.90%, 05/01/33 (a)	150,000	145,680
4.50%, 05/09/47 (a)	150,000	126,533
4.10%, 02/15/48 (a)	100,000	80,345
5.25%, 11/15/48 (a)	75,000	70,798
3.75%, 05/01/50 (a)	150,000	112,349
Corewell Health Obligated Group
3.49%, 07/15/49 (a)	50,000	37,770
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	100,000	72,595
CVS Health Corp.
4.10%, 03/25/25 (a)	150,000	148,159
3.88%, 07/20/25 (a)	500,000	489,945
5.00%, 02/20/26 (a)	250,000	248,942
2.88%, 06/01/26 (a)	300,000	285,228
3.00%, 08/15/26 (a)	100,000	94,994
3.63%, 04/01/27 (a)	150,000	143,877
1.30%, 08/21/27 (a)	400,000	351,652
4.30%, 03/25/28 (a)	845,000	820,630
5.00%, 01/30/29 (a)	200,000	199,348
3.25%, 08/15/29 (a)	300,000	273,249
5.13%, 02/21/30 (a)	250,000	248,550
3.75%, 04/01/30 (a)	300,000	276,930
1.75%, 08/21/30 (a)	250,000	202,960
5.25%, 01/30/31 (a)	100,000	99,913
1.88%, 02/28/31 (a)	250,000	201,125
2.13%, 09/15/31 (a)	200,000	161,514
5.25%, 02/21/33 (a)	300,000	297,198
5.30%, 06/01/33 (a)	200,000	198,704
4.88%, 07/20/35 (a)	100,000	95,465
4.78%, 03/25/38 (a)	900,000	819,432
6.13%, 09/15/39	150,000	154,216
4.13%, 04/01/40 (a)	200,000	164,636
2.70%, 08/21/40 (a)	200,000	136,524
5.30%, 12/05/43 (a)	100,000	93,052
See financial notes
Schwab Taxable Bond Funds | Semiannual Report51

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.13%, 07/20/45 (a)	600,000	546,648
5.05%, 03/25/48 (a)	1,400,000	1,251,348
4.25%, 04/01/50 (a)	150,000	119,936
5.63%, 02/21/53 (a)	200,000	192,260
5.88%, 06/01/53 (a)	200,000	199,514
6.00%, 06/01/63 (a)	100,000	100,298
Danaher Corp.
3.35%, 09/15/25 (a)	50,000	48,779
4.38%, 09/15/45 (a)	100,000	88,797
2.60%, 10/01/50 (a)	200,000	126,098
2.80%, 12/10/51 (a)	200,000	130,000
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	150,000	130,896
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	100,000	88,919
3.25%, 11/15/39 (a)	150,000	119,382
3.40%, 11/15/49 (a)	150,000	112,104
Diageo Capital PLC
1.38%, 09/29/25 (a)	200,000	188,644
3.88%, 05/18/28 (a)	200,000	193,322
2.38%, 10/24/29 (a)	200,000	175,724
2.00%, 04/29/30 (a)	250,000	210,895
2.13%, 04/29/32 (a)	200,000	161,724
5.50%, 01/24/33 (a)	200,000	205,594
5.63%, 10/05/33 (a)	200,000	207,926
3.88%, 04/29/43 (a)	100,000	84,753
Diageo Investment Corp.
4.25%, 05/11/42	150,000	133,341
Dignity Health
4.50%, 11/01/42	50,000	43,148
5.27%, 11/01/64	50,000	46,697
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	150,000	124,163
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	97,173
Eli Lilly & Co.
2.75%, 06/01/25 (a)	100,000	97,249
4.50%, 02/09/27 (a)	200,000	199,218
5.50%, 03/15/27	100,000	102,404
3.10%, 05/15/27 (a)	100,000	95,191
4.50%, 02/09/29 (a)	200,000	199,000
3.38%, 03/15/29 (a)	200,000	188,596
4.70%, 02/27/33 (a)	200,000	198,436
4.70%, 02/09/34 (a)	250,000	247,027
3.70%, 03/01/45 (a)	100,000	82,854
3.95%, 05/15/47 (a)	50,000	43,118
3.95%, 03/15/49 (a)	200,000	168,220
2.25%, 05/15/50 (a)	200,000	121,322
4.88%, 02/27/53 (a)	200,000	194,088
5.00%, 02/09/54 (a)	300,000	296,013
4.15%, 03/15/59 (a)	150,000	126,546
2.50%, 09/15/60 (a)	100,000	58,331
4.95%, 02/27/63 (a)	150,000	144,711
5.10%, 02/09/64 (a)	250,000	245,820
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	100,000	95,322
4.38%, 05/15/28 (a)	100,000	98,352
2.38%, 12/01/29 (a)	100,000	87,444
2.60%, 04/15/30 (a)	150,000	131,327
1.95%, 03/15/31 (a)	150,000	123,068
4.65%, 05/15/33 (a)	100,000	97,091
5.00%, 02/14/34 (a)	150,000	147,501
6.00%, 05/15/37	90,000	96,051
4.15%, 03/15/47 (a)	100,000	82,739
3.13%, 12/01/49 (a)	150,000	102,396
5.15%, 05/15/53 (a)	100,000	95,994
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	100,000	83,595
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (a)	300,000	222,096
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	50,000	39,150
GE HealthCare Technologies, Inc.
5.60%, 11/15/25 (a)	200,000	200,672
5.65%, 11/15/27 (a)	300,000	304,728
5.86%, 03/15/30 (a)	200,000	206,788
5.91%, 11/22/32 (a)	300,000	311,838
6.38%, 11/22/52 (a)	200,000	222,074
General Mills, Inc.
4.70%, 01/30/27 (a)	100,000	99,056
3.20%, 02/10/27 (a)	200,000	190,158
4.20%, 04/17/28 (a)	375,000	363,911
5.50%, 10/17/28 (a)	100,000	101,674
2.88%, 04/15/30 (a)	150,000	132,587
2.25%, 10/14/31 (a)	150,000	123,018
4.95%, 03/29/33 (a)	200,000	196,496
5.40%, 06/15/40	75,000	73,925
3.00%, 02/01/51 (a)	150,000	96,773
Gilead Sciences, Inc.
3.65%, 03/01/26 (a)	500,000	485,705
2.95%, 03/01/27 (a)	200,000	188,966
1.20%, 10/01/27 (a)	150,000	132,008
1.65%, 10/01/30 (a)	200,000	163,306
5.25%, 10/15/33 (a)	100,000	101,208
4.60%, 09/01/35 (a)	200,000	189,564
4.00%, 09/01/36 (a)	100,000	88,607
2.60%, 10/01/40 (a)	200,000	139,804
5.65%, 12/01/41 (a)	224,000	228,117
4.80%, 04/01/44 (a)	300,000	275,715
4.50%, 02/01/45 (a)	350,000	308,357
4.75%, 03/01/46 (a)	370,000	336,300
4.15%, 03/01/47 (a)	300,000	248,061
2.80%, 10/01/50 (a)	250,000	161,450
5.55%, 10/15/53 (a)	100,000	102,122
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	200,000	187,810
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	150,000	147,411
3.88%, 05/15/28	400,000	387,044
6.38%, 05/15/38	463,000	519,380
4.20%, 03/18/43	100,000	87,971
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	200,000	143,022
2.88%, 09/01/50 (a)	100,000	66,701
4.50%, 07/01/57 (a)	50,000	43,353
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	400,000	380,356
3.38%, 03/24/29 (a)	250,000	231,055
3.63%, 03/24/32 (a)	400,000	358,504
4.00%, 03/24/52 (a)	250,000	200,035
Hartford HealthCare Corp.
3.45%, 07/01/54	75,000	52,896
Hasbro, Inc.
3.55%, 11/19/26 (a)	150,000	142,370
3.50%, 09/15/27 (a)	100,000	93,906
3.90%, 11/19/29 (a)	100,000	91,815
6.35%, 03/15/40	50,000	50,830
5.10%, 05/15/44 (a)	50,000	42,103
HCA, Inc.
5.25%, 04/15/25	300,000	298,698
5.88%, 02/15/26 (a)	250,000	251,142
See financial notes
52Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 06/15/26 (a)	250,000	248,547
5.38%, 09/01/26 (a)	200,000	199,448
4.50%, 02/15/27 (a)	200,000	195,906
3.13%, 03/15/27 (a)	200,000	188,002
5.20%, 06/01/28 (a)	200,000	199,250
5.63%, 09/01/28 (a)	250,000	252,030
5.88%, 02/01/29 (a)	200,000	203,654
3.38%, 03/15/29 (a)	100,000	91,257
4.13%, 06/15/29 (a)	350,000	329,493
3.50%, 09/01/30 (a)	500,000	447,250
5.45%, 04/01/31 (a)	200,000	199,104
2.38%, 07/15/31 (a)	200,000	162,726
3.63%, 03/15/32 (a)	200,000	174,902
5.50%, 06/01/33 (a)	250,000	248,650
5.60%, 04/01/34 (a)	250,000	249,010
5.13%, 06/15/39 (a)	150,000	139,670
4.38%, 03/15/42 (a)	100,000	83,054
5.50%, 06/15/47 (a)	200,000	186,958
5.25%, 06/15/49 (a)	350,000	314,559
3.50%, 07/15/51 (a)	225,000	152,316
4.63%, 03/15/52 (a)	350,000	286,888
5.90%, 06/01/53 (a)	200,000	196,652
6.00%, 04/01/54 (a)	275,000	273,138
6.10%, 04/01/64 (a)	150,000	148,468
Hershey Co.
0.90%, 06/01/25 (a)	150,000	142,584
2.45%, 11/15/29 (a)	100,000	88,731
4.50%, 05/04/33 (a)	150,000	146,953
3.13%, 11/15/49 (a)	100,000	71,916
2.65%, 06/01/50 (a)	100,000	64,800
Hormel Foods Corp.
1.70%, 06/03/28 (a)	150,000	132,504
1.80%, 06/11/30 (a)	150,000	124,607
3.05%, 06/03/51 (a)	150,000	100,902
IHC Health Services, Inc.
4.13%, 05/15/48 (a)	150,000	129,042
Illumina, Inc.
5.75%, 12/13/27 (a)	100,000	100,819
2.55%, 03/23/31 (a)	150,000	123,224
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	55,000	45,924
Ingredion, Inc.
2.90%, 06/01/30 (a)	150,000	132,045
3.90%, 06/01/50 (a)	100,000	73,647
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	100,000	77,119
IQVIA, Inc.
5.70%, 05/15/28 (a)	200,000	201,702
6.25%, 02/01/29 (a)	200,000	205,980
J M Smucker Co.
3.50%, 03/15/25	237,000	232,305
5.90%, 11/15/28 (a)	200,000	206,020
2.38%, 03/15/30 (a)	100,000	85,844
2.13%, 03/15/32 (a)	250,000	200,352
4.25%, 03/15/35	100,000	89,720
6.50%, 11/15/43 (a)	200,000	214,166
4.38%, 03/15/45	100,000	83,749
3.55%, 03/15/50 (a)	100,000	70,225
6.50%, 11/15/53 (a)	150,000	163,513
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/34 (a)(d)	200,000	206,258
7.25%, 11/15/53 (a)(d)	200,000	210,226
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 01/15/27 (a)	150,000	137,828
5.13%, 02/01/28 (a)	200,000	195,988
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 02/02/29 (a)	100,000	87,696
5.50%, 01/15/30 (a)	250,000	243,787
3.63%, 01/15/32 (a)	200,000	168,320
3.00%, 05/15/32 (a)	250,000	200,500
5.75%, 04/01/33 (a)	300,000	291,459
4.38%, 02/02/52 (a)	150,000	107,957
6.50%, 12/01/52 (a)	300,000	290,004
Johns Hopkins Health System Corp.
3.84%, 05/15/46	150,000	123,630
Johnson & Johnson
0.55%, 09/01/25 (a)	150,000	140,727
2.45%, 03/01/26 (a)	300,000	287,118
2.95%, 03/03/27 (a)	200,000	191,252
0.95%, 09/01/27 (a)	400,000	353,836
2.90%, 01/15/28 (a)	200,000	189,238
1.30%, 09/01/30 (a)	400,000	327,736
4.38%, 12/05/33 (a)	150,000	148,230
3.55%, 03/01/36 (a)	200,000	176,968
3.63%, 03/03/37 (a)	200,000	176,864
5.95%, 08/15/37	200,000	220,712
3.40%, 01/15/38 (a)	150,000	127,358
5.85%, 07/15/38	100,000	109,972
2.10%, 09/01/40 (a)	250,000	169,980
4.50%, 09/01/40	150,000	142,656
3.70%, 03/01/46 (a)	330,000	270,758
3.75%, 03/03/47 (a)	200,000	164,648
3.50%, 01/15/48 (a)	150,000	118,437
2.25%, 09/01/50 (a)	200,000	123,816
2.45%, 09/01/60 (a)	250,000	147,547
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	100,000	95,100
2.81%, 06/01/41 (a)	250,000	183,195
4.88%, 04/01/42	150,000	142,911
4.15%, 05/01/47 (a)	250,000	216,052
3.27%, 11/01/49 (a)	150,000	110,198
3.00%, 06/01/51 (a)	250,000	172,035
Kellanova
3.25%, 04/01/26	150,000	144,216
3.40%, 11/15/27 (a)	100,000	94,203
4.30%, 05/15/28 (a)	100,000	97,220
2.10%, 06/01/30 (a)	150,000	126,332
7.45%, 04/01/31	100,000	111,991
4.50%, 04/01/46	100,000	86,146
Kenvue, Inc.
5.35%, 03/22/26 (a)	250,000	251,717
5.05%, 03/22/28 (a)	150,000	150,981
5.00%, 03/22/30 (a)	150,000	150,370
4.90%, 03/22/33 (a)	300,000	296,799
5.10%, 03/22/43 (a)	150,000	146,301
5.05%, 03/22/53 (a)	150,000	144,590
5.20%, 03/22/63 (a)	200,000	193,866
Keurig Dr Pepper, Inc.
4.42%, 05/25/25 (a)	150,000	148,393
2.55%, 09/15/26 (a)	100,000	93,838
4.60%, 05/25/28 (a)	250,000	246,517
3.95%, 04/15/29 (a)	175,000	166,663
3.20%, 05/01/30 (a)	200,000	180,558
2.25%, 03/15/31 (a)	100,000	83,114
4.05%, 04/15/32 (a)	200,000	185,740
4.50%, 11/15/45 (a)	150,000	129,488
4.42%, 12/15/46 (a)	50,000	42,298
3.80%, 05/01/50 (a)	150,000	114,228
4.50%, 04/15/52 (a)	200,000	170,032
Kimberly-Clark Corp.
2.75%, 02/15/26	150,000	144,419
1.05%, 09/15/27 (a)	50,000	43,999
See financial notes
Schwab Taxable Bond Funds | Semiannual Report53

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 11/01/28 (a)	100,000	97,079
3.20%, 04/25/29 (a)	100,000	92,870
3.10%, 03/26/30 (a)	250,000	227,717
2.00%, 11/02/31 (a)	150,000	123,461
4.50%, 02/16/33 (a)	100,000	97,884
3.20%, 07/30/46 (a)	100,000	73,412
3.90%, 05/04/47 (a)	100,000	81,125
2.88%, 02/07/50 (a)	100,000	68,458
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	38,000	37,801
Koninklijke Philips NV
6.88%, 03/11/38	150,000	161,301
5.00%, 03/15/42	95,000	85,999
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	450,000	429,475
3.88%, 05/15/27 (a)	250,000	241,422
3.75%, 04/01/30 (a)	50,000	46,663
4.25%, 03/01/31 (a)	200,000	190,090
6.88%, 01/26/39	150,000	168,310
6.50%, 02/09/40	125,000	134,998
5.00%, 06/04/42	200,000	184,782
5.20%, 07/15/45 (a)	250,000	233,570
4.38%, 06/01/46 (a)	500,000	415,235
4.88%, 10/01/49 (a)	250,000	223,327
5.50%, 06/01/50 (a)	200,000	194,774
Kroger Co.
3.50%, 02/01/26 (a)	200,000	193,898
2.65%, 10/15/26 (a)	150,000	140,993
3.70%, 08/01/27 (a)	100,000	95,997
4.50%, 01/15/29 (a)	200,000	195,602
1.70%, 01/15/31 (a)	100,000	79,770
6.90%, 04/15/38	50,000	55,966
5.40%, 07/15/40 (a)	100,000	96,916
5.00%, 04/15/42 (a)	100,000	93,571
3.88%, 10/15/46 (a)	100,000	76,164
4.45%, 02/01/47 (a)	200,000	169,212
4.65%, 01/15/48 (a)	50,000	43,649
5.40%, 01/15/49 (a)	100,000	97,705
3.95%, 01/15/50 (a)	150,000	117,938
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (a)	150,000	142,616
2.95%, 12/01/29 (a)	100,000	89,118
2.70%, 06/01/31 (a)	150,000	128,225
4.70%, 02/01/45 (a)	150,000	134,096
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	79,786
4.12%, 07/01/55	100,000	83,744
3.34%, 07/01/60 (a)	100,000	69,098
Mattel, Inc.
5.45%, 11/01/41 (a)	75,000	68,170
Mayo Clinic
4.00%, 11/15/47	100,000	84,775
3.20%, 11/15/61 (a)	150,000	102,866
McCormick & Co., Inc.
0.90%, 02/15/26 (a)	200,000	184,018
3.40%, 08/15/27 (a)	150,000	142,017
1.85%, 02/15/31 (a)	100,000	80,476
4.20%, 08/15/47 (a)	50,000	41,579
McKesson Corp.
0.90%, 12/03/25 (a)	200,000	185,738
1.30%, 08/15/26 (a)	200,000	182,574
3.95%, 02/16/28 (a)	100,000	97,119
5.10%, 07/15/33 (a)	150,000	149,518
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	100,000	87,245
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	150,000	147,223
5.90%, 11/01/39	150,000	157,263
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	200,000	195,746
4.50%, 03/30/33 (a)	150,000	144,491
Medtronic, Inc.
4.38%, 03/15/35	400,000	377,520
4.63%, 03/15/45	325,000	301,340
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	100,000	97,605
4.20%, 07/01/55	190,000	161,793
Merck & Co., Inc.
0.75%, 02/24/26 (a)	250,000	231,247
1.70%, 06/10/27 (a)	300,000	271,785
1.90%, 12/10/28 (a)	200,000	176,624
3.40%, 03/07/29 (a)	350,000	328,863
4.30%, 05/17/30 (a)	150,000	146,068
1.45%, 06/24/30 (a)	250,000	204,440
2.15%, 12/10/31 (a)	200,000	166,064
4.50%, 05/17/33 (a)	250,000	243,307
6.50%, 12/01/33 (f)(g)	100,000	112,833
6.55%, 09/15/37	100,000	112,391
3.90%, 03/07/39 (a)	200,000	174,884
2.35%, 06/24/40 (a)	100,000	69,337
3.60%, 09/15/42 (a)	100,000	81,074
4.15%, 05/18/43	200,000	174,728
4.90%, 05/17/44 (a)	150,000	144,282
3.70%, 02/10/45 (a)	400,000	323,676
4.00%, 03/07/49 (a)	300,000	250,461
2.45%, 06/24/50 (a)	250,000	153,962
2.75%, 12/10/51 (a)	400,000	259,688
5.00%, 05/17/53 (a)	250,000	242,740
2.90%, 12/10/61 (a)	250,000	155,277
5.15%, 05/17/63 (a)	150,000	146,838
Methodist Hospital
2.71%, 12/01/50 (a)	150,000	97,091
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	350,000	333,434
5.00%, 05/01/42	200,000	186,392
4.20%, 07/15/46 (a)	330,000	269,481
Mondelez International, Inc.
1.50%, 05/04/25 (a)	175,000	167,335
2.63%, 03/17/27 (a)	150,000	139,910
4.75%, 02/20/29 (a)	100,000	98,893
2.75%, 04/13/30 (a)	150,000	132,576
1.50%, 02/04/31 (a)	75,000	59,676
3.00%, 03/17/32 (a)	150,000	129,347
1.88%, 10/15/32 (a)	150,000	118,166
2.63%, 09/04/50 (a)	150,000	93,966
Montefiore Obligated Group
4.29%, 09/01/50	100,000	62,040
Mount Sinai Hospital
3.74%, 07/01/49 (a)	100,000	74,993
3.39%, 07/01/50 (a)	150,000	101,054
MultiCare Health System
2.80%, 08/15/50 (a)	100,000	58,876
Mylan, Inc.
4.55%, 04/15/28 (a)	150,000	144,705
5.40%, 11/29/43 (a)	100,000	86,530
5.20%, 04/15/48 (a)	100,000	82,072
See financial notes
54Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	100,000	67,880
4.02%, 08/01/45	150,000	127,311
2.61%, 08/01/60 (a)	100,000	57,284
3.95%, 08/01/19 (a)	100,000	73,023
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	45,000	35,713
4.26%, 11/01/47 (a)	150,000	121,923
3.81%, 11/01/49 (a)	100,000	74,835
Novant Health, Inc.
2.64%, 11/01/36 (a)	100,000	75,272
3.17%, 11/01/51 (a)	100,000	68,391
Novartis Capital Corp.
3.00%, 11/20/25 (a)	250,000	242,285
2.00%, 02/14/27 (a)	200,000	185,406
3.10%, 05/17/27 (a)	200,000	190,374
2.20%, 08/14/30 (a)	250,000	214,912
3.70%, 09/21/42	100,000	83,001
4.40%, 05/06/44	350,000	318,948
4.00%, 11/20/45 (a)	225,000	191,486
2.75%, 08/14/50 (a)	200,000	133,478
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	50,000	31,306
NYU Langone Hospitals
4.78%, 07/01/44	100,000	93,879
4.37%, 07/01/47 (a)	100,000	88,584
3.38%, 07/01/55 (a)	150,000	108,144
OhioHealth Corp.
2.30%, 11/15/31 (a)	150,000	124,404
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	50,000	41,889
3.33%, 10/01/50 (a)	100,000	73,257
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	50,000	46,502
4.79%, 11/15/48 (a)	75,000	66,288
3.22%, 11/15/50 (a)	100,000	66,830
PepsiCo, Inc.
2.25%, 03/19/25 (a)	300,000	291,390
2.75%, 04/30/25 (a)	150,000	146,116
3.50%, 07/17/25 (a)	150,000	146,992
2.85%, 02/24/26 (a)	100,000	96,186
2.38%, 10/06/26 (a)	250,000	235,610
5.13%, 11/10/26 (a)	150,000	151,033
2.63%, 03/19/27 (a)	150,000	141,084
3.00%, 10/15/27 (a)	250,000	235,742
3.60%, 02/18/28 (a)	150,000	144,335
4.45%, 05/15/28 (a)	150,000	149,829
7.00%, 03/01/29	150,000	165,519
2.63%, 07/29/29 (a)	250,000	225,390
2.75%, 03/19/30 (a)	350,000	312,504
1.63%, 05/01/30 (a)	200,000	166,430
1.40%, 02/25/31 (a)	200,000	160,074
1.95%, 10/21/31 (a)	250,000	204,935
3.90%, 07/18/32 (a)	200,000	187,828
4.45%, 02/15/33 (a)	150,000	148,488
5.50%, 01/15/40	150,000	156,883
3.50%, 03/19/40 (a)	50,000	41,150
2.63%, 10/21/41 (a)	150,000	107,645
3.60%, 08/13/42	75,000	60,452
4.45%, 04/14/46 (a)	200,000	181,204
3.45%, 10/06/46 (a)	150,000	116,255
4.00%, 05/02/47 (a)	100,000	84,475
3.38%, 07/29/49 (a)	150,000	112,989
2.88%, 10/15/49 (a)	150,000	103,394
3.63%, 03/19/50 (a)	200,000	157,894
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.75%, 10/21/51 (a)	150,000	98,813
4.20%, 07/18/52 (a)	100,000	86,765
4.65%, 02/15/53 (a)	100,000	93,170
3.88%, 03/19/60 (a)	100,000	80,012
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/25	500,000	497,045
4.45%, 05/19/26 (a)	500,000	493,665
4.45%, 05/19/28 (a)	700,000	686,875
4.65%, 05/19/30 (a)	500,000	492,255
4.75%, 05/19/33 (a)	850,000	828,792
5.11%, 05/19/43 (a)	500,000	481,455
5.30%, 05/19/53 (a)	1,050,000	1,029,199
5.34%, 05/19/63 (a)	700,000	674,926
Pfizer, Inc.
0.80%, 05/28/25 (a)	150,000	142,404
2.75%, 06/03/26	300,000	287,085
3.00%, 12/15/26	350,000	333,865
3.60%, 09/15/28 (a)	200,000	191,184
3.45%, 03/15/29 (a)	300,000	282,246
2.63%, 04/01/30 (a)	200,000	176,980
1.70%, 05/28/30 (a)	200,000	166,754
1.75%, 08/18/31 (a)	275,000	221,886
4.00%, 12/15/36	150,000	134,979
4.10%, 09/15/38 (a)	150,000	133,461
3.90%, 03/15/39 (a)	50,000	42,704
7.20%, 03/15/39	460,000	547,060
2.55%, 05/28/40 (a)	200,000	140,450
5.60%, 09/15/40	50,000	51,366
4.30%, 06/15/43	100,000	87,757
4.40%, 05/15/44	180,000	162,023
4.13%, 12/15/46	200,000	167,916
4.20%, 09/15/48 (a)	200,000	170,146
4.00%, 03/15/49 (a)	250,000	206,685
2.70%, 05/28/50 (a)	200,000	131,942
Pharmacia LLC
6.60%, 12/01/28	150,000	160,674
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	175,000	167,713
3.38%, 08/11/25 (a)	130,000	126,789
5.00%, 11/17/25	200,000	199,368
4.88%, 02/13/26	200,000	199,054
0.88%, 05/01/26 (a)	150,000	137,106
4.75%, 02/12/27	200,000	197,528
5.13%, 11/17/27 (a)	300,000	300,603
4.88%, 02/15/28 (a)	250,000	248,667
3.13%, 03/02/28 (a)	100,000	92,982
5.25%, 09/07/28 (a)	150,000	151,143
4.88%, 02/13/29 (a)	200,000	196,626
3.38%, 08/15/29 (a)	150,000	137,796
5.63%, 11/17/29 (a)	250,000	256,157
5.13%, 02/15/30 (a)	450,000	447,984
2.10%, 05/01/30 (a)	150,000	126,561
1.75%, 11/01/30 (a)	150,000	121,278
5.13%, 02/13/31 (a)	200,000	196,892
5.75%, 11/17/32 (a)	300,000	306,003
5.38%, 02/15/33 (a)	400,000	398,584
5.63%, 09/07/33 (a)	150,000	151,612
5.25%, 02/13/34 (a)	300,000	293,238
6.38%, 05/16/38	250,000	270,162
4.38%, 11/15/41	200,000	170,154
4.50%, 03/20/42	100,000	86,516
3.88%, 08/21/42	100,000	78,905
4.13%, 03/04/43	175,000	142,860
4.88%, 11/15/43	100,000	90,018
4.25%, 11/10/44	200,000	165,102
Piedmont Healthcare, Inc.
2.72%, 01/01/42 (a)	200,000	141,382
See financial notes
Schwab Taxable Bond Funds | Semiannual Report55

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	200,000	178,892
3.50%, 03/01/32 (a)	150,000	125,421
6.25%, 07/01/33 (a)	150,000	151,921
6.88%, 05/15/34 (a)	100,000	105,387
Polaris, Inc.
6.95%, 03/15/29 (a)	100,000	105,490
Procter & Gamble Co.
0.55%, 10/29/25	125,000	116,589
2.70%, 02/02/26	150,000	144,311
1.00%, 04/23/26	250,000	231,362
2.45%, 11/03/26	241,000	227,805
1.90%, 02/01/27	200,000	185,334
2.80%, 03/25/27	100,000	94,701
2.85%, 08/11/27	150,000	141,623
3.95%, 01/26/28	100,000	98,291
4.35%, 01/29/29	100,000	99,179
3.00%, 03/25/30	300,000	274,635
1.20%, 10/29/30	150,000	120,750
1.95%, 04/23/31	150,000	126,321
2.30%, 02/01/32	200,000	170,788
4.05%, 01/26/33	150,000	144,527
5.55%, 03/05/37	150,000	161,101
3.55%, 03/25/40	100,000	85,767
3.50%, 10/25/47	100,000	80,542
3.60%, 03/25/50	100,000	82,191
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	200,000	174,278
5.40%, 10/01/33 (a)	100,000	99,667
3.93%, 10/01/48 (a)	100,000	77,883
2.70%, 10/01/51 (a)	150,000	90,140
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	150,000	147,286
4.20%, 06/30/29 (a)	100,000	96,171
2.95%, 06/30/30 (a)	150,000	132,158
2.80%, 06/30/31 (a)	200,000	170,854
6.40%, 11/30/33 (a)	125,000	133,780
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	250,000	202,165
2.80%, 09/15/50 (a)	150,000	93,593
Revvity, Inc.
1.90%, 09/15/28 (a)	100,000	86,474
3.30%, 09/15/29 (a)	150,000	135,104
2.55%, 03/15/31 (a)	100,000	83,815
2.25%, 09/15/31 (a)	150,000	122,174
Reynolds American, Inc.
4.45%, 06/12/25 (a)	295,000	290,572
5.70%, 08/15/35 (a)	150,000	143,391
7.25%, 06/15/37	150,000	159,888
6.15%, 09/15/43	100,000	96,801
5.85%, 08/15/45 (a)	350,000	317,789
Royalty Pharma PLC
1.20%, 09/02/25 (a)	100,000	93,662
1.75%, 09/02/27 (a)	200,000	177,982
2.20%, 09/02/30 (a)	200,000	164,716
2.15%, 09/02/31 (a)	150,000	119,862
3.30%, 09/02/40 (a)	200,000	146,796
3.55%, 09/02/50 (a)	150,000	102,240
3.35%, 09/02/51 (a)	50,000	32,597
Rush Obligated Group
3.92%, 11/15/29 (a)	100,000	93,990
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	40,000	32,761
Sanofi SA
3.63%, 06/19/28 (a)	250,000	241,377
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sharp HealthCare
2.68%, 08/01/50 (a)	50,000	31,794
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	485,000	462,229
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	205,120
Solventum Corp.
5.40%, 03/01/29 (a)(d)	250,000	249,730
5.45%, 03/13/31 (a)(d)	200,000	198,502
5.60%, 03/23/34 (a)(d)	275,000	274,101
5.90%, 04/30/54 (a)(d)	200,000	196,114
6.00%, 05/15/64 (a)(d)	100,000	97,230
SSM Health Care Corp.
4.89%, 06/01/28 (a)	100,000	99,801
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	90,431
3.80%, 11/15/48 (a)	150,000	121,694
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	150,000	127,740
3.75%, 03/15/51 (a)	150,000	111,216
Stryker Corp.
1.15%, 06/15/25 (a)	100,000	94,880
3.38%, 11/01/25 (a)	150,000	145,596
3.50%, 03/15/26 (a)	150,000	145,480
3.65%, 03/07/28 (a)	150,000	143,120
4.85%, 12/08/28 (a)	150,000	149,553
1.95%, 06/15/30 (a)	200,000	167,512
4.38%, 05/15/44 (a)	100,000	88,265
4.63%, 03/15/46 (a)	150,000	136,058
2.90%, 06/15/50 (a)	150,000	102,222
Sutter Health
1.32%, 08/15/25 (a)	100,000	94,248
2.29%, 08/15/30 (a)	100,000	85,091
3.16%, 08/15/40 (a)	100,000	76,857
4.09%, 08/15/48 (a)	65,000	54,735
3.36%, 08/15/50 (a)	75,000	54,995
5.55%, 08/15/53 (a)	100,000	104,441
Sysco Corp.
3.75%, 10/01/25 (a)	100,000	97,477
3.30%, 07/15/26 (a)	150,000	144,038
3.25%, 07/15/27 (a)	150,000	141,464
2.40%, 02/15/30 (a)	100,000	86,173
5.95%, 04/01/30 (a)	200,000	208,130
2.45%, 12/14/31 (a)	150,000	124,385
6.00%, 01/17/34 (a)	100,000	105,309
6.60%, 04/01/40 (a)	75,000	82,414
4.85%, 10/01/45 (a)	100,000	90,691
4.50%, 04/01/46 (a)	150,000	128,652
4.45%, 03/15/48 (a)	100,000	84,764
3.30%, 02/15/50 (a)	100,000	70,910
6.60%, 04/01/50 (a)	150,000	169,572
3.15%, 12/14/51 (a)	150,000	101,645
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	250,000	249,490
2.05%, 03/31/30 (a)	500,000	420,720
3.03%, 07/09/40 (a)	400,000	298,232
3.18%, 07/09/50 (a)	250,000	171,907
3.38%, 07/09/60 (a)	200,000	133,950
Texas Health Resources
2.33%, 11/15/50 (a)	200,000	119,962
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26 (a)	100,000	100,118
4.80%, 11/21/27 (a)	200,000	200,166
1.75%, 10/15/28 (a)	100,000	87,833
5.00%, 01/31/29 (a)	200,000	201,234
See financial notes
56Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.60%, 10/01/29 (a)	150,000	133,832
4.98%, 08/10/30 (a)	150,000	150,196
2.00%, 10/15/31 (a)	250,000	204,095
4.95%, 11/21/32 (a)	150,000	149,329
5.09%, 08/10/33 (a)	200,000	201,128
2.80%, 10/15/41 (a)	250,000	180,045
5.40%, 08/10/43 (a)	100,000	101,048
5.30%, 02/01/44 (a)	45,000	45,059
4.10%, 08/15/47 (a)	150,000	125,765
Trinity Health Corp.
4.13%, 12/01/45	100,000	85,881
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	200,000	195,326
3.55%, 06/02/27 (a)	250,000	237,067
4.35%, 03/01/29 (a)	150,000	144,426
4.88%, 08/15/34 (a)	50,000	47,543
5.15%, 08/15/44 (a)	150,000	135,351
4.55%, 06/02/47 (a)	100,000	81,045
5.10%, 09/28/48 (a)	200,000	176,570
Unilever Capital Corp.
3.38%, 03/22/25 (a)	100,000	98,144
2.00%, 07/28/26	250,000	234,245
2.90%, 05/05/27 (a)	250,000	236,392
3.50%, 03/22/28 (a)	250,000	239,262
2.13%, 09/06/29 (a)	150,000	130,790
1.38%, 09/14/30 (a)	100,000	80,882
1.75%, 08/12/31 (a)	150,000	120,830
5.90%, 11/15/32	100,000	106,587
5.00%, 12/08/33 (a)	150,000	150,324
2.63%, 08/12/51 (a)	100,000	64,653
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	150,000	136,461
2.65%, 10/15/30 (a)	225,000	187,996
UPMC
5.04%, 05/15/33 (a)	150,000	148,149
5.38%, 05/15/43 (a)	100,000	101,098
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	400,000	386,160
5.25%, 06/15/46 (a)	200,000	164,534
Viatris, Inc.
1.65%, 06/22/25 (a)	150,000	142,364
2.30%, 06/22/27 (a)	100,000	90,467
2.70%, 06/22/30 (a)	300,000	252,567
3.85%, 06/22/40 (a)	250,000	183,747
4.00%, 06/22/50 (a)	300,000	204,753
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	100,000	64,384
Whirlpool Corp.
3.70%, 05/01/25	100,000	97,917
4.75%, 02/26/29 (a)	100,000	97,688
2.40%, 05/15/31 (a)	100,000	82,169
5.75%, 03/01/34 (a)	100,000	99,604
4.50%, 06/01/46 (a)	100,000	80,591
4.60%, 05/15/50 (a)	100,000	80,794
Willis-Knighton Medical Center
3.07%, 03/01/51 (a)	150,000	98,391
Wyeth LLC
6.50%, 02/01/34	150,000	165,207
6.00%, 02/15/36	100,000	107,014
5.95%, 04/01/37	300,000	320,376
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	100,000	59,734
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	350,000	342,447
3.05%, 01/15/26 (a)	100,000	96,091
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.60%, 11/24/31 (a)	150,000	125,699
5.75%, 11/30/39	75,000	74,830
4.45%, 08/15/45 (a)	75,000	66,814
Zoetis, Inc.
5.40%, 11/14/25 (a)	100,000	100,181
3.00%, 09/12/27 (a)	100,000	93,670
3.90%, 08/20/28 (a)	100,000	96,182
2.00%, 05/15/30 (a)	150,000	125,873
5.60%, 11/16/32 (a)	150,000	155,196
4.70%, 02/01/43 (a)	195,000	178,392
3.95%, 09/12/47 (a)	100,000	80,697
4.45%, 08/20/48 (a)	100,000	87,833
3.00%, 05/15/50 (a)	100,000	68,666
		179,180,430
Energy 1.7%
Apache Corp.
4.38%, 10/15/28 (a)	100,000	93,879
4.25%, 01/15/30 (a)	100,000	91,966
6.00%, 01/15/37	100,000	97,365
5.10%, 09/01/40 (a)	225,000	188,397
5.25%, 02/01/42 (a)	100,000	83,089
4.75%, 04/15/43 (a)	100,000	77,019
Baker Hughes Holdings LLC
5.13%, 09/15/40	200,000	194,366
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
2.06%, 12/15/26 (a)	100,000	92,295
3.34%, 12/15/27 (a)	200,000	188,668
3.14%, 11/07/29 (a)	100,000	91,308
4.49%, 05/01/30 (a)	150,000	145,944
4.08%, 12/15/47 (a)	250,000	201,692
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	100,000	97,276
3.40%, 02/15/31 (a)	100,000	88,451
3.60%, 09/01/32 (a)	100,000	86,939
5.63%, 08/01/34 (a)	100,000	99,155
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	100,000	98,106
3.41%, 02/11/26 (a)	150,000	145,511
3.12%, 05/04/26 (a)	200,000	192,270
3.02%, 01/16/27 (a)	100,000	95,035
3.54%, 04/06/27 (a)	100,000	95,957
3.59%, 04/14/27 (a)	100,000	96,163
3.94%, 09/21/28 (a)	150,000	144,153
4.23%, 11/06/28 (a)	350,000	340,648
4.70%, 04/10/29 (a)	200,000	197,858
3.63%, 04/06/30 (a)	300,000	279,759
1.75%, 08/10/30 (a)	200,000	164,990
2.72%, 01/12/32 (a)	350,000	297,017
4.81%, 02/13/33 (a)	400,000	390,372
4.89%, 09/11/33 (a)	250,000	245,307
4.99%, 04/10/34 (a)	150,000	147,665
3.06%, 06/17/41 (a)	300,000	223,056
3.00%, 02/24/50 (a)	400,000	268,088
2.77%, 11/10/50 (a)	250,000	159,430
2.94%, 06/04/51 (a)	400,000	263,872
3.00%, 03/17/52 (a)	250,000	166,112
3.38%, 02/08/61 (a)	300,000	202,185
BP Capital Markets PLC
3.28%, 09/19/27 (a)	350,000	331,453
3.72%, 11/28/28 (a)	150,000	142,538
Burlington Resources LLC
7.40%, 12/01/31	200,000	229,050
See financial notes
Schwab Taxable Bond Funds | Semiannual Report57

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (a)	100,000	95,472
3.85%, 06/01/27 (a)	250,000	239,530
7.20%, 01/15/32	75,000	81,721
6.45%, 06/30/33	195,000	205,401
6.25%, 03/15/38	180,000	184,923
6.75%, 02/01/39	150,000	160,251
4.95%, 06/01/47 (a)	100,000	87,279
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	100,000	81,856
5.25%, 06/15/37 (a)	76,000	71,394
6.75%, 11/15/39	100,000	108,504
5.40%, 06/15/47 (a)	100,000	92,063
3.75%, 02/15/52 (a)	150,000	107,366
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	50,000	50,001
5.13%, 06/30/27 (a)	275,000	273,826
3.70%, 11/15/29 (a)	200,000	184,746
2.74%, 12/31/39 (a)	100,000	78,804
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	250,000	234,457
4.00%, 03/01/31 (a)	250,000	223,377
3.25%, 01/31/32 (a)	150,000	125,442
5.95%, 06/30/33 (a)(d)	300,000	301,347
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	300,000	288,252
Chevron Corp.
1.55%, 05/11/25 (a)	450,000	431,923
2.95%, 05/16/26 (a)	400,000	384,276
2.00%, 05/11/27 (a)	200,000	183,982
2.24%, 05/11/30 (a)	250,000	216,422
3.08%, 05/11/50 (a)	150,000	106,269
Chevron USA, Inc.
0.69%, 08/12/25 (a)	100,000	94,086
1.02%, 08/12/27 (a)	150,000	132,506
3.85%, 01/15/28 (a)	100,000	97,320
3.25%, 10/15/29 (a)	100,000	93,125
6.00%, 03/01/41 (a)	50,000	54,594
5.25%, 11/15/43 (a)	100,000	100,897
2.34%, 08/12/50 (a)	150,000	90,224
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	200,000	197,132
5.80%, 06/01/45 (a)	100,000	96,840
ConocoPhillips
5.90%, 10/15/32	100,000	107,090
6.50%, 02/01/39	300,000	339,498
4.88%, 10/01/47 (a)	100,000	93,343
ConocoPhillips Co.
2.40%, 03/07/25 (a)	200,000	194,412
6.95%, 04/15/29	200,000	219,326
5.05%, 09/15/33 (a)	150,000	149,559
3.76%, 03/15/42 (a)	150,000	121,661
4.30%, 11/15/44 (a)	150,000	129,066
3.80%, 03/15/52 (a)	200,000	153,486
5.30%, 05/15/53 (a)	150,000	147,240
5.55%, 03/15/54 (a)	200,000	202,484
4.03%, 03/15/62 (a)	307,000	238,389
5.70%, 09/15/63 (a)	150,000	153,381
Continental Resources, Inc.
4.38%, 01/15/28 (a)	250,000	240,440
4.90%, 06/01/44 (a)	100,000	81,171
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	150,000	144,260
4.38%, 03/15/29 (a)	100,000	96,353
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DCP Midstream Operating LP
5.38%, 07/15/25 (a)	200,000	199,682
5.13%, 05/15/29 (a)	200,000	197,750
3.25%, 02/15/32 (a)	200,000	170,628
Devon Energy Corp.
5.85%, 12/15/25 (a)	100,000	100,525
5.25%, 10/15/27 (a)	130,000	129,828
5.88%, 06/15/28 (a)(d)	30,000	30,189
4.50%, 01/15/30 (a)	130,000	124,088
7.88%, 09/30/31	100,000	114,071
7.95%, 04/15/32	100,000	114,167
5.60%, 07/15/41 (a)	250,000	236,187
4.75%, 05/15/42 (a)	100,000	84,726
5.00%, 06/15/45 (a)	100,000	86,439
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	200,000	191,240
3.50%, 12/01/29 (a)	150,000	137,859
3.13%, 03/24/31 (a)	150,000	131,537
6.25%, 03/15/33 (a)	200,000	210,258
4.40%, 03/24/51 (a)	100,000	80,831
4.25%, 03/15/52 (a)	150,000	119,127
6.25%, 03/15/53 (a)	100,000	105,875
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	200,000	178,140
4.80%, 11/01/43 (a)(d)	100,000	88,399
Enbridge Energy Partners LP
7.50%, 04/15/38	100,000	115,865
5.50%, 09/15/40 (a)	80,000	77,702
7.38%, 10/15/45 (a)	100,000	115,822
Enbridge, Inc.
5.97%, 03/08/26 (a)	150,000	149,977
1.60%, 10/04/26 (a)	100,000	91,453
5.90%, 11/15/26 (a)	150,000	152,872
3.70%, 07/15/27 (a)	150,000	143,316
6.00%, 11/15/28 (a)	150,000	155,376
3.13%, 11/15/29 (a)	250,000	225,965
6.20%, 11/15/30 (a)	150,000	157,374
5.70%, 03/08/33 (a)	400,000	405,000
2.50%, 08/01/33 (a)	200,000	158,156
4.50%, 06/10/44 (a)	100,000	83,794
5.50%, 12/01/46 (a)	100,000	96,745
4.00%, 11/15/49 (a)	100,000	77,614
3.40%, 08/01/51 (a)	150,000	104,807
6.70%, 11/15/53 (a)	250,000	279,195
Energy Transfer LP
4.05%, 03/15/25 (a)	150,000	147,657
5.75%, 04/01/25 (a)	100,000	99,849
2.90%, 05/15/25 (a)	150,000	145,248
4.75%, 01/15/26 (a)	150,000	148,329
3.90%, 07/15/26 (a)	100,000	96,755
6.05%, 12/01/26 (a)	250,000	254,702
4.40%, 03/15/27 (a)	150,000	146,162
4.20%, 04/15/27 (a)	100,000	96,994
5.50%, 06/01/27 (a)	150,000	150,610
4.00%, 10/01/27 (a)	200,000	191,378
5.55%, 02/15/28 (a)	150,000	151,305
4.95%, 05/15/28 (a)	150,000	148,094
4.95%, 06/15/28 (a)	150,000	147,783
6.10%, 12/01/28 (a)	150,000	155,250
5.25%, 04/15/29 (a)	300,000	298,989
4.15%, 09/15/29 (a)	100,000	94,373
3.75%, 05/15/30 (a)	300,000	273,879
6.40%, 12/01/30 (a)	200,000	209,868
5.75%, 02/15/33 (a)	250,000	251,632
6.55%, 12/01/33 (a)	250,000	265,105
5.55%, 05/15/34 (a)	200,000	198,108
See financial notes
58Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 03/15/35 (a)	80,000	74,710
6.63%, 10/15/36	100,000	105,459
5.80%, 06/15/38 (a)	150,000	148,386
7.50%, 07/01/38	50,000	56,898
6.05%, 06/01/41 (a)	100,000	99,290
6.50%, 02/01/42 (a)	150,000	157,062
6.10%, 02/15/42	100,000	99,702
5.15%, 02/01/43 (a)	100,000	88,249
5.95%, 10/01/43 (a)	100,000	97,782
5.30%, 04/01/44 (a)	100,000	90,713
5.00%, 05/15/44 (a)	75,000	65,152
5.15%, 03/15/45 (a)	200,000	178,662
5.35%, 05/15/45 (a)	100,000	90,577
6.13%, 12/15/45 (a)	165,000	164,152
5.30%, 04/15/47 (a)	200,000	179,224
5.40%, 10/01/47 (a)	300,000	272,199
6.00%, 06/15/48 (a)	150,000	147,035
6.25%, 04/15/49 (a)	300,000	303,255
5.00%, 05/15/50 (a)	350,000	302,872
5.95%, 05/15/54 (a)	250,000	244,555
Eni USA, Inc.
7.30%, 11/15/27	100,000	106,244
Enterprise Products Operating LLC
5.05%, 01/10/26	150,000	149,979
3.70%, 02/15/26 (a)	100,000	97,549
3.95%, 02/15/27 (a)	150,000	146,103
4.15%, 10/16/28 (a)	150,000	144,921
3.13%, 07/31/29 (a)	200,000	183,116
2.80%, 01/31/30 (a)	250,000	222,070
5.35%, 01/31/33 (a)	200,000	202,366
6.88%, 03/01/33	150,000	167,097
4.85%, 01/31/34 (a)	150,000	146,160
7.55%, 04/15/38	100,000	119,082
6.13%, 10/15/39	150,000	157,446
6.45%, 09/01/40	100,000	109,611
5.95%, 02/01/41	100,000	104,665
5.70%, 02/15/42	100,000	101,026
4.85%, 08/15/42 (a)	100,000	91,617
4.45%, 02/15/43 (a)	200,000	174,208
4.85%, 03/15/44 (a)	225,000	206,226
5.10%, 02/15/45 (a)	200,000	187,570
4.90%, 05/15/46 (a)	200,000	182,806
4.25%, 02/15/48 (a)	250,000	209,302
4.80%, 02/01/49 (a)	250,000	226,755
4.20%, 01/31/50 (a)	250,000	206,787
3.70%, 01/31/51 (a)	200,000	151,188
3.20%, 02/15/52 (a)	200,000	136,748
3.30%, 02/15/53 (a)	150,000	104,742
4.95%, 10/15/54 (a)	50,000	45,775
3.95%, 01/31/60 (a)	150,000	113,640
5.25%, 08/16/77 (a)(b)	100,000	95,197
5.38%, 02/15/78 (a)(b)	100,000	92,834
EOG Resources, Inc.
3.15%, 04/01/25 (a)	100,000	97,782
4.15%, 01/15/26 (a)	100,000	98,513
4.38%, 04/15/30 (a)	100,000	97,049
3.90%, 04/01/35 (a)	74,000	66,448
4.95%, 04/15/50 (a)	150,000	140,079
EQT Corp.
3.90%, 10/01/27 (a)	250,000	237,027
5.00%, 01/15/29 (a)	100,000	97,694
7.50%, 02/01/30 (a)(f)	50,000	52,989
5.75%, 02/01/34 (a)	100,000	98,427
Exxon Mobil Corp.
2.71%, 03/06/25 (a)	300,000	292,953
2.99%, 03/19/25 (a)	500,000	488,960
3.04%, 03/01/26 (a)	500,000	483,000
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.28%, 08/16/26 (a)	150,000	141,824
3.29%, 03/19/27 (a)	150,000	144,516
2.44%, 08/16/29 (a)	200,000	178,804
3.48%, 03/19/30 (a)	400,000	373,420
2.61%, 10/15/30 (a)	350,000	307,149
3.00%, 08/16/39 (a)	150,000	115,548
4.23%, 03/19/40 (a)	350,000	313,964
3.57%, 03/06/45 (a)	230,000	179,531
4.11%, 03/01/46 (a)	400,000	339,336
3.10%, 08/16/49 (a)	300,000	209,985
4.33%, 03/19/50 (a)	400,000	348,728
3.45%, 04/15/51 (a)	450,000	334,125
Halliburton Co.
3.80%, 11/15/25 (a)	100,000	97,749
2.92%, 03/01/30 (a)	200,000	177,766
4.85%, 11/15/35 (a)	150,000	144,698
6.70%, 09/15/38	100,000	112,091
7.45%, 09/15/39	200,000	240,606
4.50%, 11/15/41 (a)	150,000	132,633
4.75%, 08/01/43 (a)	100,000	90,586
5.00%, 11/15/45 (a)	330,000	307,270
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	100,000	83,056
Hess Corp.
4.30%, 04/01/27 (a)	250,000	243,685
7.88%, 10/01/29	100,000	112,212
7.30%, 08/15/31	100,000	112,465
7.13%, 03/15/33	200,000	224,478
6.00%, 01/15/40	100,000	104,973
5.60%, 02/15/41	200,000	201,668
5.80%, 04/01/47 (a)	50,000	50,809
HF Sinclair Corp.
5.88%, 04/01/26 (a)	150,000	150,643
5.00%, 02/01/28 (a)(d)	100,000	96,308
4.50%, 10/01/30 (a)	100,000	93,683
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	200,000	222,338
5.80%, 03/15/35	150,000	150,819
6.95%, 01/15/38	180,000	194,459
6.55%, 09/15/40	150,000	156,063
7.50%, 11/15/40	100,000	111,931
6.38%, 03/01/41	100,000	101,836
5.63%, 09/01/41	50,000	47,186
5.00%, 08/15/42 (a)	100,000	87,277
4.70%, 11/01/42 (a)	45,000	37,910
5.00%, 03/01/43 (a)	100,000	87,494
5.50%, 03/01/44 (a)	200,000	185,292
5.40%, 09/01/44 (a)	95,000	86,899
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	245,000	241,494
1.75%, 11/15/26 (a)	100,000	91,358
4.30%, 03/01/28 (a)	200,000	194,008
5.00%, 02/01/29 (a)	200,000	198,458
2.00%, 02/15/31 (a)	250,000	203,020
7.75%, 01/15/32	150,000	169,014
4.80%, 02/01/33 (a)	200,000	188,768
5.20%, 06/01/33 (a)	250,000	243,362
5.30%, 12/01/34 (a)	250,000	243,805
5.55%, 06/01/45 (a)	330,000	309,919
5.05%, 02/15/46 (a)	200,000	174,158
5.20%, 03/01/48 (a)	100,000	88,943
3.25%, 08/01/50 (a)	100,000	64,840
3.60%, 02/15/51 (a)	150,000	103,083
5.45%, 08/01/52 (a)	150,000	138,318
Magellan Midstream Partners LP
3.95%, 03/01/50 (a)	150,000	109,419
See financial notes
Schwab Taxable Bond Funds | Semiannual Report59

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marathon Oil Corp.
4.40%, 07/15/27 (a)	200,000	194,316
6.80%, 03/15/32	100,000	106,698
6.60%, 10/01/37	100,000	104,491
5.20%, 06/01/45 (a)	100,000	86,929
Marathon Petroleum Corp.
4.70%, 05/01/25 (a)	200,000	198,122
5.13%, 12/15/26 (a)	100,000	99,897
3.80%, 04/01/28 (a)	100,000	95,297
6.50%, 03/01/41 (a)	200,000	212,536
4.75%, 09/15/44 (a)	150,000	131,145
4.50%, 04/01/48 (a)	50,000	41,232
5.00%, 09/15/54 (a)	100,000	86,287
MPLX LP
4.88%, 06/01/25 (a)	300,000	297,261
1.75%, 03/01/26 (a)	250,000	233,270
4.13%, 03/01/27 (a)	200,000	193,996
4.25%, 12/01/27 (a)	150,000	145,148
4.00%, 03/15/28 (a)	150,000	143,765
4.80%, 02/15/29 (a)	150,000	147,077
2.65%, 08/15/30 (a)	250,000	212,860
4.95%, 09/01/32 (a)	150,000	143,673
5.00%, 03/01/33 (a)	150,000	143,540
4.50%, 04/15/38 (a)	350,000	305,368
5.20%, 03/01/47 (a)	150,000	134,856
5.20%, 12/01/47 (a)	100,000	90,149
4.70%, 04/15/48 (a)	150,000	125,756
5.50%, 02/15/49 (a)	300,000	281,349
4.95%, 03/14/52 (a)	250,000	215,695
5.65%, 03/01/53 (a)	100,000	95,266
4.90%, 04/15/58 (a)	100,000	82,894
National Fuel Gas Co.
5.20%, 07/15/25 (a)	100,000	99,274
5.50%, 01/15/26 (a)	100,000	99,763
3.95%, 09/15/27 (a)	100,000	95,031
4.75%, 09/01/28 (a)	100,000	96,890
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	200,000	194,236
NOV, Inc.
3.60%, 12/01/29 (a)	100,000	91,306
3.95%, 12/01/42 (a)	150,000	112,080
Occidental Petroleum Corp.
5.50%, 12/01/25 (a)	200,000	199,920
5.55%, 03/15/26 (a)	200,000	201,338
8.88%, 07/15/30 (a)	200,000	231,394
6.63%, 09/01/30 (a)	200,000	210,550
6.13%, 01/01/31 (a)	200,000	205,032
7.50%, 05/01/31	200,000	221,092
7.88%, 09/15/31	75,000	84,536
6.45%, 09/15/36	300,000	316,722
6.20%, 03/15/40	150,000	152,443
6.60%, 03/15/46 (a)	200,000	212,866
4.40%, 04/15/46 (a)	100,000	80,309
4.20%, 03/15/48 (a)	50,000	38,575
ONEOK Partners LP
4.90%, 03/15/25 (a)	150,000	148,958
6.65%, 10/01/36	100,000	106,236
6.85%, 10/15/37	150,000	161,223
6.13%, 02/01/41 (a)	150,000	152,850
ONEOK, Inc.
2.20%, 09/15/25 (a)	50,000	47,575
5.85%, 01/15/26 (a)	155,000	156,406
5.55%, 11/01/26 (a)	150,000	151,144
4.55%, 07/15/28 (a)	150,000	146,643
5.65%, 11/01/28 (a)	150,000	152,715
4.35%, 03/15/29 (a)	150,000	144,479
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 09/01/29 (a)	150,000	137,099
3.10%, 03/15/30 (a)	200,000	177,326
3.25%, 06/01/30 (a)	200,000	178,922
6.35%, 01/15/31 (a)	70,000	73,487
6.10%, 11/15/32 (a)	150,000	155,455
6.05%, 09/01/33 (a)	300,000	309,213
5.15%, 10/15/43 (a)	150,000	135,978
4.95%, 07/13/47 (a)	100,000	86,255
5.20%, 07/15/48 (a)	125,000	112,998
4.85%, 02/01/49 (a)	150,000	128,666
4.45%, 09/01/49 (a)	150,000	119,949
4.50%, 03/15/50 (a)	50,000	40,197
7.15%, 01/15/51 (a)	100,000	111,262
6.63%, 09/01/53 (a)	350,000	377,058
Ovintiv, Inc.
5.38%, 01/01/26 (a)	200,000	198,986
7.20%, 11/01/31	75,000	81,052
7.38%, 11/01/31	200,000	218,196
6.25%, 07/15/33 (a)	100,000	102,904
6.50%, 08/15/34	100,000	104,852
6.63%, 08/15/37	100,000	103,406
7.10%, 07/15/53 (a)	100,000	109,161
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	75,000	70,178
7.15%, 10/01/33 (a)	100,000	106,059
Phillips 66
1.30%, 02/15/26 (a)	50,000	46,297
3.90%, 03/15/28 (a)	150,000	144,392
2.15%, 12/15/30 (a)	150,000	124,722
4.65%, 11/15/34 (a)	150,000	141,054
5.88%, 05/01/42	300,000	310,164
4.88%, 11/15/44 (a)	300,000	274,437
3.30%, 03/15/52 (a)	200,000	136,850
Phillips 66 Co.
3.55%, 10/01/26 (a)	100,000	96,117
4.95%, 12/01/27 (a)	150,000	149,720
3.75%, 03/01/28 (a)	100,000	95,416
3.15%, 12/15/29 (a)	100,000	90,310
5.30%, 06/30/33 (a)	100,000	99,271
4.68%, 02/15/45 (a)	100,000	87,581
4.90%, 10/01/46 (a)	100,000	89,675
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	200,000	185,578
5.10%, 03/29/26	100,000	99,956
1.90%, 08/15/30 (a)	200,000	166,802
2.15%, 01/15/31 (a)	200,000	167,538
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (a)	150,000	148,005
4.50%, 12/15/26 (a)	230,000	225,667
3.55%, 12/15/29 (a)	150,000	136,125
3.80%, 09/15/30 (a)	150,000	136,731
6.65%, 01/15/37	100,000	105,785
5.15%, 06/01/42 (a)	100,000	88,446
4.30%, 01/31/43 (a)	50,000	39,639
4.70%, 06/15/44 (a)	100,000	82,872
4.90%, 02/15/45 (a)	100,000	84,316
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (a)	350,000	349,709
5.88%, 06/30/26 (a)	200,000	201,666
5.00%, 03/15/27 (a)	250,000	248,287
4.20%, 03/15/28 (a)	250,000	241,327
4.50%, 05/15/30 (a)	375,000	359,171
5.90%, 09/15/37 (a)	100,000	103,630
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	150,000	141,821
See financial notes
60Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Schlumberger Investment SA
2.65%, 06/26/30 (a)	200,000	175,836
4.85%, 05/15/33 (a)	150,000	148,518
Shell International Finance BV
3.25%, 05/11/25	430,000	420,617
2.88%, 05/10/26	300,000	287,103
2.50%, 09/12/26	250,000	236,172
3.88%, 11/13/28 (a)	300,000	289,659
2.38%, 11/07/29 (a)	250,000	220,395
2.75%, 04/06/30 (a)	300,000	267,126
4.13%, 05/11/35	200,000	185,060
6.38%, 12/15/38	500,000	556,540
5.50%, 03/25/40	150,000	154,510
2.88%, 11/26/41 (a)	50,000	36,553
3.63%, 08/21/42	80,000	64,803
4.55%, 08/12/43	250,000	227,095
4.38%, 05/11/45	530,000	463,416
4.00%, 05/10/46	405,000	332,691
3.75%, 09/12/46	200,000	157,686
3.13%, 11/07/49 (a)	200,000	139,514
3.25%, 04/06/50 (a)	350,000	249,333
3.00%, 11/26/51 (a)	200,000	134,276
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	200,000	191,174
4.50%, 03/15/45 (a)	150,000	126,092
Suncor Energy, Inc.
7.15%, 02/01/32	200,000	219,610
6.80%, 05/15/38	175,000	187,000
6.50%, 06/15/38	150,000	157,203
6.85%, 06/01/39	150,000	161,487
4.00%, 11/15/47 (a)	100,000	76,426
3.75%, 03/04/51 (a)	150,000	109,127
Targa Resources Corp.
5.20%, 07/01/27 (a)	100,000	99,498
6.15%, 03/01/29 (a)	200,000	206,302
4.20%, 02/01/33 (a)	150,000	135,069
6.13%, 03/15/33 (a)	175,000	180,444
6.50%, 03/30/34 (a)	100,000	106,232
4.95%, 04/15/52 (a)	100,000	85,658
6.25%, 07/01/52 (a)	100,000	101,492
6.50%, 02/15/53 (a)	150,000	158,089
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	250,000	252,872
5.00%, 01/15/28 (a)	200,000	195,960
5.50%, 03/01/30 (a)	150,000	148,362
4.88%, 02/01/31 (a)	150,000	142,443
4.00%, 01/15/32 (a)	175,000	156,266
TC PipeLines LP
4.38%, 03/13/25 (a)	150,000	147,848
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	200,000	213,756
Texas Eastern Transmission LP
7.00%, 07/15/32	100,000	110,791
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	300,000	281,844
2.83%, 01/10/30 (a)	200,000	179,838
2.99%, 06/29/41 (a)	100,000	74,319
3.46%, 07/12/49 (a)	200,000	149,750
3.13%, 05/29/50 (a)	450,000	313,456
3.39%, 06/29/60 (a)	100,000	69,326
TotalEnergies Capital SA
3.88%, 10/11/28	150,000	144,611
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (a)	200,000	198,364
6.20%, 03/09/26 (a)	150,000	150,034
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 05/15/28 (a)	250,000	240,885
4.10%, 04/15/30 (a)	200,000	187,402
2.50%, 10/12/31 (a)	200,000	164,112
4.63%, 03/01/34 (a)	200,000	185,448
5.60%, 03/31/34	100,000	100,028
5.85%, 03/15/36	100,000	100,164
6.20%, 10/15/37	150,000	154,417
4.75%, 05/15/38 (a)	100,000	90,585
7.25%, 08/15/38	100,000	113,243
7.63%, 01/15/39	150,000	175,107
6.10%, 06/01/40	150,000	153,673
5.00%, 10/16/43 (a)	100,000	89,491
4.88%, 05/15/48 (a)	200,000	175,244
5.10%, 03/15/49 (a)	150,000	137,739
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	200,000	207,828
3.25%, 05/15/30 (a)	200,000	180,030
5.40%, 08/15/41 (a)	100,000	98,073
4.45%, 08/01/42 (a)	100,000	87,076
4.60%, 03/15/48 (a)	100,000	87,660
3.95%, 05/15/50 (a)	100,000	77,962
Valero Energy Corp.
2.15%, 09/15/27 (a)	150,000	135,935
4.35%, 06/01/28 (a)	100,000	97,400
4.00%, 04/01/29 (a)	50,000	47,757
2.80%, 12/01/31 (a)	75,000	63,386
7.50%, 04/15/32	150,000	170,869
6.63%, 06/15/37	200,000	214,778
4.90%, 03/15/45	130,000	117,959
3.65%, 12/01/51 (a)	200,000	141,096
4.00%, 06/01/52 (a)	75,000	56,594
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	145,983
Western Midstream Operating LP
4.65%, 07/01/26 (a)	150,000	146,705
6.35%, 01/15/29 (a)	100,000	103,308
4.05%, 02/01/30 (a)(g)	200,000	185,214
6.15%, 04/01/33 (a)	200,000	203,430
5.30%, 03/01/48 (a)	150,000	129,527
5.50%, 08/15/48 (a)	100,000	88,013
5.25%, 02/01/50 (a)(g)	250,000	221,802
Williams Cos., Inc.
5.40%, 03/02/26	200,000	200,520
3.75%, 06/15/27 (a)	200,000	191,394
5.30%, 08/15/28 (a)	150,000	151,030
4.90%, 03/15/29 (a)	150,000	148,190
3.50%, 11/15/30 (a)	150,000	135,441
7.50%, 01/15/31	150,000	167,109
2.60%, 03/15/31 (a)	150,000	126,476
8.75%, 03/15/32	50,000	59,633
4.65%, 08/15/32 (a)	150,000	142,781
5.65%, 03/15/33 (a)	200,000	203,382
5.15%, 03/15/34 (a)	150,000	146,682
6.30%, 04/15/40	200,000	207,334
5.80%, 11/15/43 (a)	72,000	70,561
5.40%, 03/04/44 (a)	100,000	93,999
5.75%, 06/24/44 (a)	100,000	98,089
4.90%, 01/15/45 (a)	100,000	88,327
5.10%, 09/15/45 (a)	100,000	91,465
4.85%, 03/01/48 (a)	150,000	131,892
3.50%, 10/15/51 (a)	150,000	104,960
5.30%, 08/15/52 (a)	150,000	140,501
		78,742,815
See financial notes
Schwab Taxable Bond Funds | Semiannual Report61

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Industrial Other 0.1%
American University
3.67%, 04/01/49	100,000	81,101
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	150,000	154,642
Brown University
2.92%, 09/01/50 (a)	100,000	70,517
California Institute of Technology
4.32%, 08/01/45	100,000	91,619
3.65%, 09/01/19 (a)	150,000	104,871
Case Western Reserve University
5.41%, 06/01/22 (a)	50,000	48,102
Cintas Corp. No. 2
3.45%, 05/01/25 (a)	100,000	97,920
3.70%, 04/01/27 (a)	150,000	145,357
4.00%, 05/01/32 (a)	150,000	140,748
Duke University
2.68%, 10/01/44	100,000	73,655
2.76%, 10/01/50	100,000	69,269
2.83%, 10/01/55	100,000	68,452
Emory University
2.97%, 09/01/50 (a)	150,000	104,694
George Washington University
4.30%, 09/15/44	100,000	88,294
4.87%, 09/15/45	50,000	48,062
4.13%, 09/15/48 (a)	150,000	128,988
Georgetown University
4.32%, 04/01/49 (a)	50,000	44,264
2.94%, 04/01/50 (a)	100,000	68,425
5.22%, 10/01/18 (a)	50,000	46,469
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	100,000	100,079
Johns Hopkins University
4.08%, 07/01/53	100,000	88,056
Leland Stanford Junior University
1.29%, 06/01/27 (a)	200,000	179,820
3.65%, 05/01/48 (a)	100,000	82,968
Massachusetts Institute of Technology
3.96%, 07/01/38	150,000	136,401
2.99%, 07/01/50 (a)	100,000	72,713
2.29%, 07/01/51 (a)	100,000	62,064
5.60%, 07/01/11	150,000	163,143
4.68%, 07/01/14	100,000	91,658
Northeastern University
2.89%, 10/01/50	75,000	51,943
Northwestern University
4.64%, 12/01/44	100,000	95,465
2.64%, 12/01/50 (a)	100,000	66,144
President & Fellows of Harvard College
3.15%, 07/15/46 (a)	100,000	75,509
2.52%, 10/15/50 (a)	100,000	65,659
3.75%, 11/15/52 (a)	100,000	83,476
3.30%, 07/15/56 (a)	100,000	74,254
Quanta Services, Inc.
2.90%, 10/01/30 (a)	250,000	216,850
3.05%, 10/01/41 (a)	150,000	105,546
Trustees of Boston College
3.13%, 07/01/52	100,000	72,625
Trustees of Princeton University
5.70%, 03/01/39	150,000	164,137
2.52%, 07/01/50 (a)	100,000	66,799
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	150,000	93,492
4.67%, 09/01/12	50,000	45,038
University of Chicago
2.76%, 04/01/45 (a)	100,000	77,241
2.55%, 04/01/50 (a)	100,000	67,023
3.00%, 10/01/52 (a)	100,000	70,689
University of Miami
4.06%, 04/01/52	100,000	84,385
University of Notre Dame du Lac
3.39%, 02/15/48 (a)	100,000	78,437
University of Southern California
3.03%, 10/01/39	150,000	119,334
3.84%, 10/01/47 (a)	150,000	125,560
2.95%, 10/01/51 (a)	100,000	70,040
3.23%, 10/01/20 (a)	100,000	61,229
Washington University
3.52%, 04/15/54 (a)	125,000	97,067
4.35%, 04/15/22 (a)	100,000	83,707
William Marsh Rice University
3.57%, 05/15/45	200,000	164,092
Yale University
1.48%, 04/15/30 (a)	50,000	41,817
2.40%, 04/15/50 (a)	100,000	64,442
		5,134,351
Technology 2.4%
Adobe, Inc.
2.15%, 02/01/27 (a)	200,000	186,272
2.30%, 02/01/30 (a)	200,000	174,614
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	75,000	66,338
Alphabet, Inc.
0.45%, 08/15/25 (a)	150,000	141,060
2.00%, 08/15/26 (a)	400,000	375,820
0.80%, 08/15/27 (a)	150,000	132,554
1.10%, 08/15/30 (a)	250,000	202,480
1.90%, 08/15/40 (a)	250,000	165,665
2.05%, 08/15/50 (a)	400,000	236,708
2.25%, 08/15/60 (a)	375,000	216,056
Amdocs Ltd.
2.54%, 06/15/30 (a)	150,000	127,469
Analog Devices, Inc.
2.95%, 04/01/25 (a)	100,000	97,696
3.50%, 12/05/26 (a)	100,000	96,613
3.45%, 06/15/27 (a)	100,000	95,791
1.70%, 10/01/28 (a)	200,000	174,618
2.10%, 10/01/31 (a)	200,000	165,172
2.80%, 10/01/41 (a)	200,000	142,214
2.95%, 10/01/51 (a)	200,000	133,454
Apple, Inc.
1.13%, 05/11/25 (a)	400,000	382,024
3.20%, 05/13/25	300,000	293,694
0.55%, 08/20/25 (a)	250,000	235,055
0.70%, 02/08/26 (a)	500,000	462,335
3.25%, 02/23/26 (a)	680,000	659,838
4.42%, 05/08/26 (a)	150,000	149,416
2.45%, 08/04/26 (a)	400,000	378,700
2.05%, 09/11/26 (a)	300,000	280,608
3.35%, 02/09/27 (a)	400,000	384,908
3.20%, 05/11/27 (a)	350,000	334,127
3.00%, 06/20/27 (a)	200,000	189,786
2.90%, 09/12/27 (a)	350,000	330,274
3.00%, 11/13/27 (a)	300,000	283,905
See financial notes
62Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.20%, 02/08/28 (a)	400,000	351,640
4.00%, 05/10/28 (a)	250,000	244,942
1.40%, 08/05/28 (a)	400,000	349,752
3.25%, 08/08/29 (a)	150,000	140,309
2.20%, 09/11/29 (a)	350,000	309,393
1.65%, 05/11/30 (a)	300,000	251,067
1.25%, 08/20/30 (a)	300,000	243,027
1.65%, 02/08/31 (a)	500,000	411,945
1.70%, 08/05/31 (a)	200,000	162,992
3.35%, 08/08/32 (a)	250,000	227,137
4.30%, 05/10/33 (a)	100,000	98,873
4.50%, 02/23/36 (a)	200,000	196,716
2.38%, 02/08/41 (a)	300,000	211,197
3.85%, 05/04/43	480,000	411,211
4.45%, 05/06/44	150,000	140,348
3.45%, 02/09/45	400,000	317,920
4.38%, 05/13/45	300,000	273,846
4.65%, 02/23/46 (a)	700,000	662,403
3.85%, 08/04/46 (a)	350,000	292,624
4.25%, 02/09/47 (a)	195,000	175,305
3.75%, 09/12/47 (a)	150,000	122,091
3.75%, 11/13/47 (a)	200,000	163,070
2.95%, 09/11/49 (a)	300,000	209,721
2.65%, 05/11/50 (a)	400,000	260,576
2.40%, 08/20/50 (a)	300,000	187,134
2.65%, 02/08/51 (a)	500,000	322,790
2.70%, 08/05/51 (a)	350,000	228,074
3.95%, 08/08/52 (a)	350,000	290,997
4.85%, 05/10/53 (a)	250,000	244,512
2.55%, 08/20/60 (a)	300,000	185,628
2.80%, 02/08/61 (a)	250,000	159,102
2.85%, 08/05/61 (a)	200,000	127,172
4.10%, 08/08/62 (a)	200,000	167,738
Applied Materials, Inc.
3.90%, 10/01/25 (a)	150,000	147,409
3.30%, 04/01/27 (a)	150,000	143,607
1.75%, 06/01/30 (a)	150,000	125,159
5.10%, 10/01/35 (a)	75,000	75,980
5.85%, 06/15/41	100,000	107,730
4.35%, 04/01/47 (a)	150,000	133,365
2.75%, 06/01/50 (a)	150,000	101,100
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	200,000	189,060
2.95%, 02/15/32 (a)	100,000	83,542
Autodesk, Inc.
4.38%, 06/15/25 (a)	100,000	98,917
2.85%, 01/15/30 (a)	100,000	88,776
2.40%, 12/15/31 (a)	200,000	166,174
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	200,000	195,436
1.70%, 05/15/28 (a)	200,000	178,192
1.25%, 09/01/30 (a)	200,000	162,112
Avnet, Inc.
6.25%, 03/15/28 (a)	100,000	101,759
3.00%, 05/15/31 (a)	100,000	82,666
5.50%, 06/01/32 (a)	50,000	48,091
Baidu, Inc.
4.13%, 06/30/25	300,000	294,444
1.72%, 04/09/26 (a)	200,000	185,804
4.88%, 11/14/28 (a)	200,000	198,804
2.38%, 10/09/30 (a)	200,000	168,526
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	500,000	483,485
3.50%, 01/15/28 (a)	150,000	141,350
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Broadcom, Inc.
3.15%, 11/15/25 (a)	100,000	96,541
3.46%, 09/15/26 (a)	156,000	149,710
1.95%, 02/15/28 (a)(d)	100,000	88,792
4.11%, 09/15/28 (a)	250,000	239,647
4.00%, 04/15/29 (a)(d)	150,000	142,100
4.75%, 04/15/29 (a)	300,000	294,570
5.00%, 04/15/30 (a)	50,000	49,886
4.15%, 11/15/30 (a)	400,000	374,168
2.45%, 02/15/31 (a)(d)	450,000	375,003
4.15%, 04/15/32 (a)(d)	250,000	229,677
4.30%, 11/15/32 (a)	350,000	324,250
2.60%, 02/15/33 (a)(d)	300,000	240,897
3.42%, 04/15/33 (a)(d)	350,000	299,082
3.47%, 04/15/34 (a)(d)	600,000	507,138
3.14%, 11/15/35 (a)(d)	550,000	436,716
3.19%, 11/15/36 (a)(d)	450,000	352,278
4.93%, 05/15/37 (a)(d)	463,000	431,817
3.50%, 02/15/41 (a)(d)	450,000	344,317
3.75%, 02/15/51 (a)(d)	350,000	261,943
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	95,612
2.90%, 12/01/29 (a)	150,000	132,186
2.60%, 05/01/31 (a)	200,000	167,654
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (a)	200,000	196,144
2.67%, 12/01/26 (a)	200,000	185,698
4.25%, 04/01/28 (a)	200,000	190,592
3.25%, 02/15/29 (a)	100,000	89,201
3.57%, 12/01/31 (a)	200,000	173,608
CGI, Inc.
2.30%, 09/14/31 (a)	100,000	80,134
Cisco Systems, Inc.
3.50%, 06/15/25	112,000	109,934
4.90%, 02/26/26	250,000	250,140
2.95%, 02/28/26	200,000	192,830
2.50%, 09/20/26 (a)	100,000	94,388
4.80%, 02/26/27 (a)	400,000	400,216
4.85%, 02/26/29 (a)	400,000	400,772
4.95%, 02/26/31 (a)	400,000	400,588
5.05%, 02/26/34 (a)	500,000	502,910
5.90%, 02/15/39	100,000	107,395
5.50%, 01/15/40	550,000	569,096
5.30%, 02/26/54 (a)	350,000	354,627
5.35%, 02/26/64 (a)	200,000	201,594
Concentrix Corp.
6.65%, 08/02/26 (a)	150,000	151,755
6.60%, 08/02/28 (a)	150,000	150,760
6.85%, 08/02/33 (a)	100,000	97,826
Corning, Inc.
5.75%, 08/15/40	100,000	100,100
4.75%, 03/15/42	100,000	89,951
5.35%, 11/15/48 (a)	100,000	96,328
3.90%, 11/15/49 (a)	100,000	78,001
4.38%, 11/15/57 (a)	100,000	82,436
5.85%, 11/15/68 (a)	50,000	49,361
5.45%, 11/15/79 (a)	190,000	176,177
Dell International LLC/EMC Corp.
5.85%, 07/15/25 (a)	100,000	100,465
6.02%, 06/15/26 (a)	580,000	586,496
4.90%, 10/01/26 (a)	350,000	346,920
6.10%, 07/15/27 (a)	100,000	102,672
5.25%, 02/01/28 (a)	200,000	201,526
5.30%, 10/01/29 (a)	300,000	300,723
6.20%, 07/15/30 (a)	100,000	104,723
5.75%, 02/01/33 (a)	200,000	205,686
See financial notes
Schwab Taxable Bond Funds | Semiannual Report63

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
8.10%, 07/15/36 (a)	189,000	226,938
3.38%, 12/15/41 (a)	150,000	109,448
8.35%, 07/15/46 (a)	64,000	81,146
3.45%, 12/15/51 (a)	250,000	171,887
Dell, Inc.
6.50%, 04/15/38	75,000	78,628
DXC Technology Co.
1.80%, 09/15/26 (a)	150,000	136,265
2.38%, 09/15/28 (a)	150,000	129,465
Equifax, Inc.
2.60%, 12/15/25 (a)	100,000	95,325
5.10%, 06/01/28 (a)	150,000	149,121
3.10%, 05/15/30 (a)	100,000	88,251
2.35%, 09/15/31 (a)	200,000	163,418
Equinix, Inc.
1.25%, 07/15/25 (a)	50,000	47,185
1.00%, 09/15/25 (a)	200,000	187,038
2.90%, 11/18/26 (a)	100,000	94,208
1.55%, 03/15/28 (a)	250,000	217,767
3.20%, 11/18/29 (a)	200,000	179,882
2.15%, 07/15/30 (a)	200,000	165,942
2.50%, 05/15/31 (a)	200,000	167,150
3.90%, 04/15/32 (a)	200,000	181,630
3.00%, 07/15/50 (a)	100,000	65,026
2.95%, 09/15/51 (a)	50,000	31,864
3.40%, 02/15/52 (a)	100,000	69,616
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	100,000	86,965
Fidelity National Information Services, Inc.
4.50%, 07/15/25	150,000	148,609
1.15%, 03/01/26 (a)	250,000	231,342
4.70%, 07/15/27 (a)	100,000	99,307
1.65%, 03/01/28 (a)	150,000	132,278
3.75%, 05/21/29 (a)	100,000	95,367
2.25%, 03/01/31 (a)	200,000	167,424
5.10%, 07/15/32 (a)	150,000	150,067
3.10%, 03/01/41 (a)	100,000	72,184
5.63%, 07/15/52 (a)	100,000	99,153
Fiserv, Inc.
3.85%, 06/01/25 (a)	100,000	98,016
3.20%, 07/01/26 (a)	400,000	382,164
2.25%, 06/01/27 (a)	250,000	228,810
5.45%, 03/02/28 (a)	150,000	151,362
4.20%, 10/01/28 (a)	150,000	143,936
3.50%, 07/01/29 (a)	500,000	460,155
2.65%, 06/01/30 (a)	150,000	129,068
5.60%, 03/02/33 (a)	100,000	100,952
5.63%, 08/21/33 (a)	250,000	252,942
5.45%, 03/15/34 (a)	150,000	149,853
4.40%, 07/01/49 (a)	375,000	314,006
Flex Ltd.
4.75%, 06/15/25 (a)	100,000	98,921
3.75%, 02/01/26 (a)	150,000	145,124
6.00%, 01/15/28 (a)	100,000	101,679
4.88%, 06/15/29 (a)	100,000	97,334
4.88%, 05/12/30 (a)	100,000	96,542
Fortinet, Inc.
1.00%, 03/15/26 (a)	100,000	91,815
2.20%, 03/15/31 (a)	100,000	82,845
Global Payments, Inc.
1.20%, 03/01/26 (a)	200,000	184,150
4.80%, 04/01/26 (a)	150,000	148,083
2.15%, 01/15/27 (a)	150,000	137,714
4.45%, 06/01/28 (a)	100,000	96,449
3.20%, 08/15/29 (a)	200,000	178,338
2.90%, 05/15/30 (a)	225,000	193,979
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.90%, 11/15/31 (a)	150,000	125,280
5.40%, 08/15/32 (a)	150,000	148,063
4.15%, 08/15/49 (a)	100,000	76,370
5.95%, 08/15/52 (a)	150,000	147,610
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)	350,000	347,816
1.75%, 04/01/26 (a)	200,000	185,928
5.25%, 07/01/28 (a)	100,000	100,213
6.20%, 10/15/35 (a)	150,000	156,802
6.35%, 10/15/45 (a)	262,000	271,136
HP, Inc.
2.20%, 06/17/25 (a)	150,000	144,011
1.45%, 06/17/26 (a)	200,000	183,838
3.00%, 06/17/27 (a)	200,000	186,888
4.00%, 04/15/29 (a)	200,000	190,542
2.65%, 06/17/31 (a)	200,000	167,054
4.20%, 04/15/32 (a)	150,000	138,396
5.50%, 01/15/33 (a)	150,000	150,264
6.00%, 09/15/41	250,000	255,982
IBM International Capital Pte. Ltd.
4.75%, 02/05/31 (a)	150,000	146,262
4.90%, 02/05/34 (a)	200,000	194,072
5.25%, 02/05/44 (a)	200,000	191,916
5.30%, 02/05/54 (a)	200,000	192,140
Intel Corp.
3.40%, 03/25/25 (a)	350,000	343,294
3.70%, 07/29/25 (a)	250,000	244,920
4.88%, 02/10/26	200,000	199,386
2.60%, 05/19/26 (a)	150,000	142,694
3.75%, 03/25/27 (a)	250,000	241,925
3.15%, 05/11/27 (a)	150,000	142,215
3.75%, 08/05/27 (a)	200,000	192,842
4.88%, 02/10/28 (a)	300,000	299,253
1.60%, 08/12/28 (a)	200,000	174,022
4.00%, 08/05/29 (a)	200,000	191,290
2.45%, 11/15/29 (a)	350,000	306,831
5.13%, 02/10/30 (a)	200,000	201,698
3.90%, 03/25/30 (a)	300,000	282,384
5.00%, 02/21/31 (a)	100,000	99,393
2.00%, 08/12/31 (a)	300,000	243,570
4.15%, 08/05/32 (a)	200,000	188,044
4.00%, 12/15/32	150,000	138,510
5.20%, 02/10/33 (a)	400,000	400,448
5.15%, 02/21/34 (a)	150,000	148,623
4.60%, 03/25/40 (a)	150,000	139,287
2.80%, 08/12/41 (a)	150,000	106,559
4.80%, 10/01/41	95,000	88,779
4.25%, 12/15/42	100,000	85,515
5.63%, 02/10/43 (a)	200,000	203,478
4.90%, 07/29/45 (a)	100,000	94,685
4.10%, 05/19/46 (a)	150,000	124,205
4.10%, 05/11/47 (a)	100,000	82,314
3.73%, 12/08/47 (a)	350,000	266,122
3.25%, 11/15/49 (a)	300,000	207,654
4.75%, 03/25/50 (a)	400,000	356,336
3.05%, 08/12/51 (a)	250,000	165,672
4.90%, 08/05/52 (a)	300,000	275,856
5.70%, 02/10/53 (a)	400,000	405,312
5.60%, 02/21/54 (a)	200,000	200,164
3.10%, 02/15/60 (a)	160,000	101,355
4.95%, 03/25/60 (a)	175,000	159,971
3.20%, 08/12/61 (a)	100,000	64,463
5.05%, 08/05/62 (a)	200,000	184,746
5.90%, 02/10/63 (a)	200,000	208,562
International Business Machines Corp.
4.00%, 07/27/25	200,000	196,942
3.45%, 02/19/26	300,000	291,102
See financial notes
64Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.30%, 05/15/26	550,000	529,732
3.30%, 01/27/27	150,000	143,354
1.70%, 05/15/27 (a)	300,000	270,870
4.15%, 07/27/27 (a)	150,000	146,217
6.22%, 08/01/27	130,000	135,785
4.50%, 02/06/28 (a)	200,000	197,418
3.50%, 05/15/29	650,000	607,197
1.95%, 05/15/30 (a)	200,000	167,566
2.72%, 02/09/32 (a)	100,000	86,711
4.40%, 07/27/32 (a)	200,000	191,130
4.75%, 02/06/33 (a)	150,000	146,502
4.15%, 05/15/39	350,000	305,434
5.60%, 11/30/39	150,000	154,441
2.85%, 05/15/40 (a)	100,000	72,809
4.00%, 06/20/42	200,000	166,516
4.70%, 02/19/46	150,000	136,142
4.25%, 05/15/49	400,000	335,464
2.95%, 05/15/50 (a)	200,000	131,952
3.43%, 02/09/52 (a)	150,000	107,214
4.90%, 07/27/52 (a)	150,000	138,980
5.10%, 02/06/53 (a)	150,000	143,321
7.13%, 12/01/96	75,000	94,535
Intuit, Inc.
0.95%, 07/15/25 (a)	100,000	94,370
5.25%, 09/15/26 (a)	200,000	201,786
1.35%, 07/15/27 (a)	150,000	133,886
1.65%, 07/15/30 (a)	100,000	82,048
5.20%, 09/15/33 (a)	200,000	202,178
5.50%, 09/15/53 (a)	200,000	206,520
Jabil, Inc.
1.70%, 04/15/26 (a)	200,000	185,094
3.60%, 01/15/30 (a)	100,000	90,200
3.00%, 01/15/31 (a)	200,000	170,794
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	100,000	92,742
3.75%, 08/15/29 (a)	100,000	92,805
5.95%, 03/15/41	100,000	99,259
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	147,681
3.00%, 10/30/29 (a)	100,000	89,012
KLA Corp.
4.10%, 03/15/29 (a)	100,000	97,055
4.65%, 07/15/32 (a)	200,000	195,156
4.70%, 02/01/34 (a)	100,000	97,449
5.00%, 03/15/49 (a)	50,000	48,158
3.30%, 03/01/50 (a)	100,000	71,999
4.95%, 07/15/52 (a)	200,000	189,716
5.25%, 07/15/62 (a)	150,000	146,193
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	150,000	137,088
3.15%, 10/15/31 (a)	150,000	123,794
6.35%, 02/20/34 (a)	100,000	100,984
4.10%, 10/15/41 (a)	100,000	74,922
Lam Research Corp.
3.80%, 03/15/25 (a)	130,000	128,124
3.75%, 03/15/26 (a)	100,000	97,602
4.00%, 03/15/29 (a)	150,000	144,629
1.90%, 06/15/30 (a)	200,000	167,938
4.88%, 03/15/49 (a)	150,000	141,339
2.88%, 06/15/50 (a)	100,000	67,641
3.13%, 06/15/60 (a)	75,000	49,391
Leidos, Inc.
3.63%, 05/15/25 (a)	75,000	73,279
4.38%, 05/15/30 (a)	150,000	141,147
2.30%, 02/15/31 (a)	200,000	164,058
5.75%, 03/15/33 (a)	100,000	101,665
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	100,000	92,820
2.45%, 04/15/28 (a)	100,000	89,847
4.88%, 06/22/28 (a)	100,000	98,318
5.75%, 02/15/29 (a)	100,000	101,959
2.95%, 04/15/31 (a)	100,000	85,719
5.95%, 09/15/33 (a)	100,000	103,295
Mastercard, Inc.
2.95%, 11/21/26 (a)	250,000	238,552
3.30%, 03/26/27 (a)	150,000	143,825
3.50%, 02/26/28 (a)	100,000	96,072
4.88%, 03/09/28 (a)	150,000	151,711
2.95%, 06/01/29 (a)	150,000	137,754
3.35%, 03/26/30 (a)	300,000	277,170
1.90%, 03/15/31 (a)	75,000	62,318
2.00%, 11/18/31 (a)	100,000	82,114
4.85%, 03/09/33 (a)	150,000	149,884
3.80%, 11/21/46 (a)	100,000	82,715
3.95%, 02/26/48 (a)	100,000	84,755
3.65%, 06/01/49 (a)	250,000	199,392
3.85%, 03/26/50 (a)	200,000	165,280
2.95%, 03/15/51 (a)	150,000	104,225
Microchip Technology, Inc.
4.25%, 09/01/25 (a)	250,000	245,552
Micron Technology, Inc.
4.98%, 02/06/26 (a)	150,000	149,173
4.19%, 02/15/27 (a)	150,000	145,809
5.38%, 04/15/28 (a)	200,000	200,758
5.33%, 02/06/29 (a)	100,000	100,152
6.75%, 11/01/29 (a)	100,000	106,206
4.66%, 02/15/30 (a)	150,000	145,013
5.30%, 01/15/31 (a)	150,000	148,518
2.70%, 04/15/32 (a)	200,000	164,246
5.88%, 02/09/33 (a)	150,000	153,292
5.88%, 09/15/33 (a)	200,000	203,966
3.37%, 11/01/41 (a)	100,000	72,916
3.48%, 11/01/51 (a)	150,000	104,438
Microsoft Corp.
3.13%, 11/03/25 (a)	530,000	515,255
2.40%, 08/08/26 (a)	600,000	568,182
3.40%, 09/15/26 (a)(d)	150,000	145,169
3.30%, 02/06/27 (a)	650,000	628,023
3.40%, 06/15/27 (a)(d)	75,000	72,021
1.35%, 09/15/30 (a)(d)	100,000	81,918
3.50%, 02/12/35 (a)	250,000	227,205
4.20%, 11/03/35 (a)	150,000	145,140
3.45%, 08/08/36 (a)	350,000	308,598
4.10%, 02/06/37 (a)	150,000	141,581
5.20%, 06/01/39	150,000	158,608
4.50%, 10/01/40	100,000	97,757
5.30%, 02/08/41	100,000	107,104
3.75%, 02/12/45 (a)	100,000	85,550
4.45%, 11/03/45 (a)	100,000	95,433
3.70%, 08/08/46 (a)	349,000	290,968
4.25%, 02/06/47 (a)	200,000	184,636
4.50%, 06/15/47 (a)(d)	100,000	93,309
2.53%, 06/01/50 (a)	1,050,000	677,775
2.50%, 09/15/50 (a)(d)	250,000	159,042
2.92%, 03/17/52 (a)	1,025,000	708,716
4.00%, 02/12/55 (a)	100,000	86,984
3.95%, 08/08/56 (a)	50,000	42,186
4.50%, 02/06/57 (a)	150,000	142,010
2.68%, 06/01/60 (a)	629,000	397,924
3.04%, 03/17/62 (a)	345,000	235,083
Moody's Corp.
3.75%, 03/24/25 (a)	100,000	98,342
3.25%, 01/15/28 (a)	100,000	94,156
See financial notes
Schwab Taxable Bond Funds | Semiannual Report65

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 02/01/29 (a)	150,000	145,361
2.00%, 08/19/31 (a)	200,000	161,734
2.75%, 08/19/41 (a)	100,000	70,411
5.25%, 07/15/44	100,000	98,009
4.88%, 12/17/48 (a)	100,000	92,676
3.25%, 05/20/50 (a)	100,000	71,046
3.10%, 11/29/61 (a)	100,000	64,060
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	150,000	147,230
4.60%, 05/23/29 (a)	150,000	145,881
2.30%, 11/15/30 (a)	100,000	82,432
2.75%, 05/24/31 (a)	150,000	125,246
5.60%, 06/01/32 (a)	100,000	100,408
5.50%, 09/01/44	50,000	47,610
NetApp, Inc.
1.88%, 06/22/25 (a)	250,000	238,525
2.38%, 06/22/27 (a)	150,000	137,501
Nokia OYJ
4.38%, 06/12/27	100,000	95,983
6.63%, 05/15/39	100,000	96,598
NVIDIA Corp.
3.20%, 09/16/26 (a)	200,000	192,844
1.55%, 06/15/28 (a)	200,000	177,076
2.85%, 04/01/30 (a)	250,000	225,265
2.00%, 06/15/31 (a)	150,000	125,363
3.50%, 04/01/40 (a)	200,000	167,644
3.50%, 04/01/50 (a)	325,000	255,235
3.70%, 04/01/60 (a)	100,000	78,706
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)	250,000	249,712
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	175,000	169,281
4.30%, 06/18/29 (a)	150,000	143,370
3.40%, 05/01/30 (a)	200,000	179,350
2.50%, 05/11/31 (a)	200,000	165,694
2.65%, 02/15/32 (a)	200,000	164,412
5.00%, 01/15/33 (a)	200,000	193,618
3.25%, 05/11/41 (a)	100,000	73,739
3.13%, 02/15/42 (a)	100,000	71,342
3.25%, 11/30/51 (a)	100,000	67,370
Oracle Corp.
2.50%, 04/01/25 (a)	450,000	435,888
2.95%, 05/15/25 (a)	451,000	437,750
5.80%, 11/10/25	200,000	201,644
1.65%, 03/25/26 (a)	500,000	464,560
2.65%, 07/15/26 (a)	500,000	471,050
2.80%, 04/01/27 (a)	400,000	373,276
3.25%, 11/15/27 (a)	500,000	469,030
2.30%, 03/25/28 (a)	350,000	313,743
4.50%, 05/06/28 (a)	100,000	98,130
6.15%, 11/09/29 (a)	250,000	261,510
2.95%, 04/01/30 (a)	600,000	529,476
4.65%, 05/06/30 (a)	150,000	146,117
3.25%, 05/15/30 (a)	150,000	134,621
2.88%, 03/25/31 (a)	550,000	474,870
6.25%, 11/09/32 (a)	400,000	422,632
4.90%, 02/06/33 (a)	250,000	241,725
4.30%, 07/08/34 (a)	300,000	272,280
3.90%, 05/15/35 (a)	250,000	214,852
3.85%, 07/15/36 (a)	200,000	168,390
3.80%, 11/15/37 (a)	300,000	247,191
6.50%, 04/15/38	200,000	213,844
6.13%, 07/08/39	250,000	257,487
3.60%, 04/01/40 (a)	500,000	386,590
5.38%, 07/15/40	400,000	382,828
3.65%, 03/25/41 (a)	400,000	308,364
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 07/08/44 (a)	230,000	193,492
4.13%, 05/15/45 (a)	300,000	237,537
4.00%, 07/15/46 (a)	470,000	361,961
4.00%, 11/15/47 (a)	400,000	306,456
3.60%, 04/01/50 (a)	800,000	564,520
3.95%, 03/25/51 (a)	600,000	448,104
6.90%, 11/09/52 (a)	400,000	451,684
5.55%, 02/06/53 (a)	400,000	383,320
4.38%, 05/15/55 (a)	225,000	176,742
3.85%, 04/01/60 (a)	600,000	417,864
4.10%, 03/25/61 (a)	200,000	146,732
PayPal Holdings, Inc.
1.65%, 06/01/25 (a)	150,000	143,627
2.65%, 10/01/26 (a)	200,000	188,662
3.90%, 06/01/27 (a)	100,000	96,744
2.85%, 10/01/29 (a)	300,000	267,654
2.30%, 06/01/30 (a)	200,000	170,356
4.40%, 06/01/32 (a)	200,000	191,910
3.25%, 06/01/50 (a)	150,000	104,597
5.05%, 06/01/52 (a)	125,000	117,448
5.25%, 06/01/62 (a)	125,000	116,515
Qorvo, Inc.
4.38%, 10/15/29 (a)	200,000	186,250
QUALCOMM, Inc.
3.45%, 05/20/25 (a)	250,000	244,890
3.25%, 05/20/27 (a)	350,000	333,823
1.30%, 05/20/28 (a)	217,000	188,825
2.15%, 05/20/30 (a)	200,000	171,228
1.65%, 05/20/32 (a)	133,000	103,949
4.25%, 05/20/32 (a)	100,000	95,478
5.40%, 05/20/33 (a)	150,000	155,590
4.65%, 05/20/35 (a)	100,000	97,845
4.80%, 05/20/45 (a)	250,000	235,060
4.30%, 05/20/47 (a)	200,000	173,550
3.25%, 05/20/50 (a)	175,000	127,864
4.50%, 05/20/52 (a)	200,000	176,666
6.00%, 05/20/53 (a)	225,000	246,901
RELX Capital, Inc.
4.00%, 03/18/29 (a)	150,000	143,328
3.00%, 05/22/30 (a)	100,000	89,379
4.75%, 05/20/32 (a)	100,000	98,360
Roper Technologies, Inc.
1.00%, 09/15/25 (a)	150,000	140,505
3.85%, 12/15/25 (a)	100,000	97,578
3.80%, 12/15/26 (a)	150,000	145,053
1.40%, 09/15/27 (a)	150,000	132,603
2.95%, 09/15/29 (a)	100,000	89,571
2.00%, 06/30/30 (a)	100,000	83,116
1.75%, 02/15/31 (a)	200,000	159,900
S&P Global, Inc.
2.45%, 03/01/27 (a)	200,000	186,494
4.75%, 08/01/28 (a)	150,000	149,539
2.70%, 03/01/29 (a)	250,000	226,325
4.25%, 05/01/29 (a)	175,000	169,748
2.50%, 12/01/29 (a)	100,000	88,161
1.25%, 08/15/30 (a)	150,000	119,846
2.90%, 03/01/32 (a)	300,000	258,627
5.25%, 09/15/33 (a)(d)	150,000	151,764
3.25%, 12/01/49 (a)	100,000	71,438
3.70%, 03/01/52 (a)	150,000	116,142
2.30%, 08/15/60 (a)	100,000	54,180
3.90%, 03/01/62 (a)	100,000	78,059
Salesforce, Inc.
3.70%, 04/11/28 (a)	300,000	289,575
1.50%, 07/15/28 (a)	150,000	131,279
1.95%, 07/15/31 (a)	300,000	245,823
See financial notes
66Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.70%, 07/15/41 (a)	250,000	178,522
2.90%, 07/15/51 (a)	350,000	233,086
3.05%, 07/15/61 (a)	150,000	96,638
ServiceNow, Inc.
1.40%, 09/01/30 (a)	300,000	240,894
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	100,000	92,530
3.00%, 06/01/31 (a)	100,000	83,951
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	150,000	136,782
2.38%, 08/09/28 (a)	200,000	174,720
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	150,000	126,848
Tencent Music Entertainment Group
1.38%, 09/03/25 (a)	200,000	188,190
Texas Instruments, Inc.
1.38%, 03/12/25 (a)	150,000	144,305
1.13%, 09/15/26 (a)	150,000	136,980
4.60%, 02/08/27 (a)	125,000	124,589
2.90%, 11/03/27 (a)	75,000	70,447
4.60%, 02/15/28 (a)	150,000	149,829
4.60%, 02/08/29 (a)	125,000	124,375
2.25%, 09/04/29 (a)	100,000	88,307
1.75%, 05/04/30 (a)	100,000	83,781
1.90%, 09/15/31 (a)	100,000	82,626
3.65%, 08/16/32 (a)	100,000	91,954
4.90%, 03/14/33 (a)	200,000	200,354
4.85%, 02/08/34 (a)	100,000	99,459
3.88%, 03/15/39 (a)	150,000	132,092
4.15%, 05/15/48 (a)	300,000	255,006
2.70%, 09/15/51 (a)	100,000	64,291
5.00%, 03/14/53 (a)	100,000	96,843
5.15%, 02/08/54 (a)	150,000	148,744
5.05%, 05/18/63 (a)	300,000	287,199
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	100,000	95,983
5.50%, 08/15/35	100,000	101,745
5.65%, 11/23/43 (a)	75,000	72,945
Trimble, Inc.
4.90%, 06/15/28 (a)	100,000	99,185
6.10%, 03/15/33 (a)	150,000	156,733
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	250,000	229,792
3.88%, 04/22/27 (a)	200,000	193,942
2.50%, 10/25/31 (a)	250,000	211,800
4.25%, 04/22/32 (a)	200,000	193,412
3.13%, 10/25/41 (a)	250,000	198,645
4.50%, 04/22/52 (a)(c)	200,000	192,632
Tyco Electronics Group SA
4.50%, 02/13/26	100,000	98,880
3.70%, 02/15/26 (a)	100,000	97,375
3.13%, 08/15/27 (a)	100,000	94,603
2.50%, 02/04/32 (a)	100,000	84,751
7.13%, 10/01/37	100,000	115,000
VeriSign, Inc.
4.75%, 07/15/27 (a)	150,000	147,153
2.70%, 06/15/31 (a)	100,000	83,183
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	150,000	147,391
4.13%, 03/15/29 (a)	150,000	144,081
5.75%, 04/01/33 (a)	100,000	103,423
5.50%, 06/15/45 (a)	50,000	47,845
3.63%, 05/15/50 (a)	100,000	73,423
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Visa, Inc.
3.15%, 12/14/25 (a)	800,000	776,072
1.90%, 04/15/27 (a)	300,000	276,315
0.75%, 08/15/27 (a)	150,000	131,801
2.05%, 04/15/30 (a)	300,000	257,565
1.10%, 02/15/31 (a)	200,000	158,118
4.15%, 12/14/35 (a)	330,000	309,748
2.70%, 04/15/40 (a)	150,000	111,063
4.30%, 12/14/45 (a)	595,000	531,043
3.65%, 09/15/47 (a)	100,000	79,714
2.00%, 08/15/50 (a)	250,000	145,753
VMware LLC
4.50%, 05/15/25 (a)	150,000	148,383
1.40%, 08/15/26 (a)	100,000	90,950
4.65%, 05/15/27 (a)	50,000	48,959
3.90%, 08/21/27 (a)	200,000	190,764
1.80%, 08/15/28 (a)	200,000	173,300
4.70%, 05/15/30 (a)	150,000	144,356
2.20%, 08/15/31 (a)	250,000	201,832
Western Digital Corp.
2.85%, 02/01/29 (a)	100,000	84,379
3.10%, 02/01/32 (a)	100,000	78,080
Western Union Co.
1.35%, 03/15/26 (a)	200,000	184,208
6.20%, 11/17/36	100,000	100,998
Workday, Inc.
3.50%, 04/01/27 (a)	200,000	190,464
3.70%, 04/01/29 (a)	150,000	140,304
3.80%, 04/01/32 (a)	150,000	135,671
Xilinx, Inc.
2.38%, 06/01/30 (a)	200,000	173,176
		107,771,426
Transportation 0.5%
American Airlines 2012-1 Class AA Pass-Through Trust
2.88%, 01/11/36	137,935	116,548
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	128,941	121,113
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	128,630	120,214
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	131,528	120,409
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	99,375	91,988
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	93,960	82,605
Burlington Northern Santa Fe LLC
3.65%, 09/01/25 (a)	100,000	97,874
3.25%, 06/15/27 (a)	200,000	190,884
6.20%, 08/15/36	50,000	54,751
5.75%, 05/01/40 (a)	100,000	104,705
5.05%, 03/01/41 (a)	100,000	97,138
5.40%, 06/01/41 (a)	100,000	100,785
4.95%, 09/15/41 (a)	100,000	95,471
4.40%, 03/15/42 (a)	100,000	88,980
4.38%, 09/01/42 (a)	150,000	133,014
4.45%, 03/15/43 (a)	200,000	177,946
5.15%, 09/01/43 (a)	100,000	97,618
4.90%, 04/01/44 (a)	100,000	94,597
4.55%, 09/01/44 (a)	90,000	80,676
4.15%, 04/01/45 (a)	250,000	211,032
4.70%, 09/01/45 (a)	100,000	91,676
3.90%, 08/01/46 (a)	100,000	80,775
4.13%, 06/15/47 (a)	100,000	83,771
4.05%, 06/15/48 (a)	200,000	165,736
See financial notes
Schwab Taxable Bond Funds | Semiannual Report67

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 12/15/48 (a)	200,000	167,110
3.55%, 02/15/50 (a)	100,000	75,542
3.05%, 02/15/51 (a)	100,000	67,952
3.30%, 09/15/51 (a)	200,000	143,032
2.88%, 06/15/52 (a)	150,000	97,868
4.45%, 01/15/53 (a)	200,000	175,772
5.20%, 04/15/54 (a)	300,000	293,835
Canadian National Railway Co.
2.75%, 03/01/26 (a)	100,000	95,965
6.90%, 07/15/28	150,000	161,787
3.85%, 08/05/32 (a)	150,000	138,204
5.85%, 11/01/33 (a)	100,000	106,319
6.20%, 06/01/36	150,000	163,608
3.20%, 08/02/46 (a)	150,000	111,335
3.65%, 02/03/48 (a)	100,000	79,401
4.45%, 01/20/49 (a)	150,000	134,268
2.45%, 05/01/50 (a)	200,000	124,872
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	200,000	183,426
4.00%, 06/01/28 (a)	100,000	96,238
2.88%, 11/15/29 (a)	150,000	133,572
2.05%, 03/05/30 (a)	100,000	84,346
2.45%, 12/02/31 (a)	300,000	266,679
4.80%, 09/15/35 (a)	50,000	47,911
5.95%, 05/15/37	100,000	103,483
3.00%, 12/02/41 (a)	200,000	172,002
4.30%, 05/15/43 (a)	100,000	85,730
4.80%, 08/01/45 (a)	100,000	90,681
4.95%, 08/15/45 (a)	100,000	91,907
4.70%, 05/01/48 (a)	75,000	66,059
3.50%, 05/01/50 (a)	100,000	73,131
3.10%, 12/02/51 (a)	325,000	221,234
4.20%, 11/15/69 (a)	100,000	78,446
6.13%, 09/15/15 (a)	100,000	105,719
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	150,000	144,754
CSX Corp.
3.35%, 11/01/25 (a)	100,000	97,100
2.60%, 11/01/26 (a)	100,000	94,342
3.25%, 06/01/27 (a)	150,000	142,402
3.80%, 03/01/28 (a)	200,000	192,414
4.25%, 03/15/29 (a)	150,000	146,197
2.40%, 02/15/30 (a)	100,000	86,875
4.10%, 11/15/32 (a)	150,000	140,156
5.20%, 11/15/33 (a)	150,000	151,174
6.15%, 05/01/37	150,000	162,721
6.22%, 04/30/40	100,000	108,488
5.50%, 04/15/41 (a)	100,000	101,090
4.75%, 05/30/42 (a)	150,000	138,393
4.10%, 03/15/44 (a)	200,000	168,450
3.80%, 11/01/46 (a)	100,000	78,854
4.30%, 03/01/48 (a)	100,000	85,466
4.75%, 11/15/48 (a)	100,000	91,320
4.50%, 03/15/49 (a)	150,000	131,198
3.35%, 09/15/49 (a)	100,000	71,846
3.80%, 04/15/50 (a)	100,000	77,924
3.95%, 05/01/50 (a)	100,000	80,245
2.50%, 05/15/51 (a)	100,000	60,992
4.50%, 11/15/52 (a)	100,000	87,686
4.50%, 08/01/54 (a)	100,000	87,153
4.25%, 11/01/66 (a)	100,000	79,937
4.65%, 03/01/68 (a)	50,000	43,087
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	79,072	70,664
FedEx Corp. 2020-1 Class AA Pass-Through Trust
1.88%, 08/20/35	203,212	166,938
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
FedEx Corp.
3.25%, 04/01/26 (a)	150,000	144,586
3.40%, 02/15/28 (a)	150,000	141,664
3.10%, 08/05/29 (a)	200,000	181,514
4.25%, 05/15/30 (a)	150,000	143,230
2.40%, 05/15/31 (a)	150,000	125,403
4.90%, 01/15/34	150,000	145,785
3.90%, 02/01/35	50,000	44,088
3.25%, 05/15/41 (a)	100,000	73,938
3.88%, 08/01/42	150,000	119,238
4.10%, 04/15/43	100,000	81,670
5.10%, 01/15/44	75,000	69,548
4.10%, 02/01/45	150,000	120,494
4.75%, 11/15/45 (a)	300,000	262,902
4.55%, 04/01/46 (a)	150,000	127,875
4.40%, 01/15/47 (a)	100,000	83,152
4.05%, 02/15/48 (a)	150,000	118,251
4.95%, 10/17/48 (a)	150,000	135,380
5.25%, 05/15/50 (a)	200,000	188,912
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	75,000	69,246
2.65%, 07/15/31 (a)	100,000	81,272
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	150,000	146,491
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	81,711	69,222
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34	80,369	73,602
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	95,659
Norfolk Southern Corp.
3.65%, 08/01/25 (a)	100,000	97,854
2.90%, 06/15/26 (a)	200,000	190,626
3.15%, 06/01/27 (a)	50,000	47,398
3.80%, 08/01/28 (a)	150,000	143,622
2.55%, 11/01/29 (a)	100,000	88,003
3.00%, 03/15/32 (a)	100,000	86,043
4.45%, 03/01/33 (a)	100,000	95,293
3.95%, 10/01/42 (a)	130,000	106,835
4.45%, 06/15/45 (a)	150,000	129,359
4.65%, 01/15/46 (a)	150,000	133,455
3.94%, 11/01/47 (a)	125,000	98,948
4.15%, 02/28/48 (a)	100,000	82,784
4.10%, 05/15/49 (a)	100,000	81,368
3.40%, 11/01/49 (a)	100,000	72,789
3.05%, 05/15/50 (a)	100,000	67,068
2.90%, 08/25/51 (a)	100,000	64,570
4.05%, 08/15/52 (a)	150,000	119,882
3.70%, 03/15/53 (a)	75,000	55,884
4.55%, 06/01/53 (a)	150,000	130,160
5.35%, 08/01/54 (a)	200,000	196,424
3.16%, 05/15/55 (a)	125,000	82,124
5.95%, 03/15/64 (a)	100,000	105,577
5.10%, 08/01/18 (a)	50,000	43,633
4.10%, 05/15/21 (a)	100,000	72,459
Ryder System, Inc.
4.63%, 06/01/25 (a)	150,000	148,654
3.35%, 09/01/25 (a)	50,000	48,482
2.90%, 12/01/26 (a)	100,000	94,030
2.85%, 03/01/27 (a)	100,000	93,618
5.25%, 06/01/28 (a)	100,000	100,226
6.30%, 12/01/28 (a)	100,000	104,245
6.60%, 12/01/33 (a)	100,000	107,136
Southwest Airlines Co.
5.25%, 05/04/25 (a)	220,000	219,408
3.00%, 11/15/26 (a)	95,000	89,740
See financial notes
68Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.13%, 06/15/27 (a)	300,000	299,100
3.45%, 11/16/27 (a)	100,000	94,111
2.63%, 02/10/30 (a)	150,000	129,756
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	100,000	79,646
Union Pacific Corp.
2.75%, 03/01/26 (a)	150,000	143,677
3.00%, 04/15/27 (a)	200,000	189,398
3.95%, 09/10/28 (a)	250,000	242,627
3.70%, 03/01/29 (a)	150,000	143,076
2.40%, 02/05/30 (a)	200,000	174,286
2.38%, 05/20/31 (a)	200,000	169,116
2.80%, 02/14/32 (a)	250,000	214,747
4.50%, 01/20/33 (a)	200,000	193,678
2.89%, 04/06/36 (a)	150,000	121,247
3.60%, 09/15/37 (a)	150,000	128,364
3.55%, 08/15/39 (a)	100,000	82,235
3.20%, 05/20/41 (a)	200,000	154,204
4.05%, 11/15/45 (a)	75,000	61,590
4.05%, 03/01/46 (a)	150,000	123,869
4.00%, 04/15/47 (a)	75,000	61,250
4.50%, 09/10/48 (a)	100,000	87,877
4.30%, 03/01/49 (a)	100,000	84,976
3.25%, 02/05/50 (a)	350,000	252,668
3.80%, 10/01/51 (a)	150,000	118,545
2.95%, 03/10/52 (a)	100,000	66,930
4.95%, 09/09/52 (a)	150,000	143,974
3.50%, 02/14/53 (a)	150,000	111,695
4.95%, 05/15/53 (a)	100,000	95,777
3.88%, 02/01/55 (a)	50,000	38,947
3.95%, 08/15/59 (a)	100,000	77,675
3.84%, 03/20/60 (a)	250,000	189,842
3.55%, 05/20/61 (a)	100,000	71,609
2.97%, 09/16/62 (a)	150,000	93,108
5.15%, 01/20/63 (a)	100,000	95,958
4.10%, 09/15/67 (a)	100,000	78,864
3.75%, 02/05/70 (a)	125,000	91,476
3.80%, 04/06/71 (a)	150,000	110,015
3.85%, 02/14/72 (a)	100,000	74,366
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	80,258	77,254
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	83,000	79,603
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	98,553	89,606
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	68,785	62,094
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	113,932	104,057
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	70,383	65,171
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	83,347	70,993
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	299,485	301,486
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 07/15/27	83,400	82,224
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 07/15/37	300,000	302,733
United Parcel Service, Inc.
3.90%, 04/01/25 (a)	150,000	147,994
3.05%, 11/15/27 (a)	250,000	235,040
3.40%, 03/15/29 (a)	100,000	94,475
4.45%, 04/01/30 (a)	150,000	147,624
4.88%, 03/03/33 (a)	150,000	148,953
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.20%, 01/15/38	295,000	322,904
5.20%, 04/01/40 (a)	100,000	99,616
4.88%, 11/15/40 (a)	100,000	96,012
3.40%, 11/15/46 (a)	100,000	76,614
3.75%, 11/15/47 (a)	150,000	118,919
4.25%, 03/15/49 (a)	100,000	86,099
3.40%, 09/01/49 (a)	100,000	75,017
5.30%, 04/01/50 (a)	225,000	225,970
5.05%, 03/03/53 (a)	200,000	194,234
		24,061,396
		664,439,808

Utility 2.2%
Electric 2.0%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	250,000	239,202
2.10%, 07/01/30 (a)	175,000	145,000
4.15%, 05/01/49 (a)	100,000	78,754
3.45%, 05/15/51 (a)	100,000	69,112
5.25%, 05/15/52 (a)	100,000	93,889
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	150,000	115,482
4.25%, 09/15/48 (a)	100,000	83,218
3.80%, 06/15/49 (a)	100,000	76,450
3.15%, 09/15/49 (a)	75,000	51,383
3.65%, 04/01/50 (a)	100,000	75,721
4.50%, 06/15/52 (a)	100,000	86,876
5.40%, 03/15/53 (a)	100,000	98,821
AES Corp.
1.38%, 01/15/26 (a)	150,000	138,657
5.45%, 06/01/28 (a)	200,000	199,440
2.45%, 01/15/31 (a)	200,000	163,606
Alabama Power Co.
3.75%, 09/01/27 (a)	100,000	96,047
1.45%, 09/15/30 (a)	150,000	120,588
3.05%, 03/15/32 (a)	150,000	130,242
5.85%, 11/15/33 (a)	75,000	78,587
6.00%, 03/01/39	100,000	105,406
3.85%, 12/01/42	150,000	121,661
4.15%, 08/15/44 (a)	100,000	83,451
3.75%, 03/01/45 (a)	100,000	78,357
3.70%, 12/01/47 (a)	100,000	76,456
4.30%, 07/15/48 (a)	150,000	125,708
3.45%, 10/01/49 (a)	100,000	73,108
3.13%, 07/15/51 (a)	100,000	68,095
3.00%, 03/15/52 (a)	150,000	100,032
Ameren Corp.
5.70%, 12/01/26 (a)	100,000	101,193
1.95%, 03/15/27 (a)	150,000	137,125
1.75%, 03/15/28 (a)	50,000	43,988
5.00%, 01/15/29 (a)	100,000	99,189
3.50%, 01/15/31 (a)	200,000	180,272
Ameren Illinois Co.
3.85%, 09/01/32 (a)	100,000	91,202
4.95%, 06/01/33 (a)	100,000	98,433
4.15%, 03/15/46 (a)	150,000	124,799
3.70%, 12/01/47 (a)	100,000	77,052
4.50%, 03/15/49 (a)	100,000	87,141
2.90%, 06/15/51 (a)	100,000	65,245
5.90%, 12/01/52 (a)	50,000	53,152
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	150,000	153,096
3.20%, 11/13/27 (a)	150,000	140,440
4.30%, 12/01/28 (a)	100,000	96,373
5.20%, 01/15/29 (a)	150,000	149,886
See financial notes
Schwab Taxable Bond Funds | Semiannual Report69

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.30%, 03/01/30 (a)	150,000	126,936
5.63%, 03/01/33 (a)	150,000	151,161
3.25%, 03/01/50 (a)	150,000	102,729
3.88%, 02/15/62 (a)(b)	150,000	133,907
Appalachian Power Co.
3.30%, 06/01/27 (a)	100,000	94,161
2.70%, 04/01/31 (a)	150,000	126,918
7.00%, 04/01/38	100,000	112,016
4.50%, 03/01/49 (a)	100,000	81,167
3.70%, 05/01/50 (a)	200,000	143,288
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	88,223
6.35%, 12/15/32 (a)	100,000	106,195
5.55%, 08/01/33 (a)	150,000	150,760
4.50%, 04/01/42 (a)	150,000	127,854
4.25%, 03/01/49 (a)	100,000	79,965
3.35%, 05/15/50 (a)	250,000	171,327
2.65%, 09/15/50 (a)	150,000	89,147
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	100,000	96,402
2.30%, 03/15/31 (a)	100,000	82,614
Avangrid, Inc.
3.20%, 04/15/25 (a)	150,000	145,950
3.80%, 06/01/29 (a)	100,000	93,253
Avista Corp.
4.35%, 06/01/48 (a)	100,000	82,838
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	100,000	83,368
6.35%, 10/01/36	100,000	107,041
3.50%, 08/15/46 (a)	150,000	110,801
3.20%, 09/15/49 (a)	150,000	103,154
4.55%, 06/01/52 (a)	100,000	87,008
5.40%, 06/01/53 (a)	150,000	147,234
Berkshire Hathaway Energy Co.
4.05%, 04/15/25 (a)	200,000	197,268
3.25%, 04/15/28 (a)	150,000	140,634
3.70%, 07/15/30 (a)	150,000	138,829
1.65%, 05/15/31 (a)	75,000	59,400
6.13%, 04/01/36	298,000	314,515
5.95%, 05/15/37	100,000	103,739
5.15%, 11/15/43 (a)	100,000	96,089
4.50%, 02/01/45 (a)	150,000	132,416
3.80%, 07/15/48 (a)	150,000	113,997
4.45%, 01/15/49 (a)	175,000	147,464
4.25%, 10/15/50 (a)	100,000	80,719
2.85%, 05/15/51 (a)	250,000	159,600
4.60%, 05/01/53 (a)	200,000	171,480
Black Hills Corp.
3.15%, 01/15/27 (a)	350,000	330,743
2.50%, 06/15/30 (a)	50,000	41,642
4.35%, 05/01/33 (a)	150,000	136,781
3.88%, 10/15/49 (a)	100,000	72,650
CenterPoint Energy Houston Electric LLC
3.00%, 02/01/27 (a)	150,000	142,402
5.20%, 10/01/28 (a)	275,000	277,607
4.45%, 10/01/32 (a)	150,000	142,900
4.95%, 04/01/33 (a)	100,000	98,599
4.50%, 04/01/44 (a)	100,000	88,453
4.25%, 02/01/49 (a)	100,000	84,577
2.90%, 07/01/50 (a)	200,000	132,054
3.35%, 04/01/51 (a)	150,000	108,339
3.60%, 03/01/52 (a)	100,000	75,332
5.30%, 04/01/53 (a)	75,000	74,719
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CenterPoint Energy, Inc.
2.95%, 03/01/30 (a)	100,000	88,470
2.65%, 06/01/31 (a)	75,000	63,052
3.70%, 09/01/49 (a)	100,000	73,133
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	150,000	144,337
4.97%, 05/01/46 (a)	75,000	62,175
CMS Energy Corp.
3.45%, 08/15/27 (a)	100,000	94,748
4.88%, 03/01/44 (a)	100,000	92,250
4.75%, 06/01/50 (a)(b)	100,000	91,491
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	100,000	94,642
2.95%, 08/15/27 (a)	150,000	140,662
2.20%, 03/01/30 (a)	100,000	85,168
5.90%, 03/15/36	150,000	157,024
3.80%, 10/01/42 (a)	100,000	80,342
4.60%, 08/15/43 (a)	100,000	90,426
4.70%, 01/15/44 (a)	100,000	90,226
3.70%, 03/01/45 (a)	100,000	78,105
4.35%, 11/15/45 (a)	100,000	85,309
3.65%, 06/15/46 (a)	100,000	76,340
3.75%, 08/15/47 (a)	150,000	114,887
4.00%, 03/01/48 (a)	150,000	120,305
4.00%, 03/01/49 (a)	150,000	119,882
3.20%, 11/15/49 (a)	100,000	68,869
3.00%, 03/01/50 (a)	150,000	99,020
3.13%, 03/15/51 (a)	200,000	134,204
Connecticut Light & Power Co.
0.75%, 12/01/25 (a)	100,000	92,858
4.65%, 01/01/29 (a)	75,000	73,762
2.05%, 07/01/31 (a)	100,000	81,293
4.30%, 04/15/44 (a)	75,000	64,059
4.00%, 04/01/48 (a)	150,000	122,123
5.25%, 01/15/53 (a)	150,000	145,674
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	50,000	48,267
3.35%, 04/01/30 (a)	200,000	183,214
2.40%, 06/15/31 (a)	200,000	168,634
5.20%, 03/01/33 (a)	100,000	101,002
5.50%, 03/15/34 (a)	100,000	102,244
5.30%, 03/01/35	80,000	79,650
5.85%, 03/15/36	150,000	154,705
6.30%, 08/15/37	100,000	106,977
6.75%, 04/01/38	100,000	112,022
5.50%, 12/01/39	100,000	99,866
4.20%, 03/15/42	50,000	41,874
4.45%, 03/15/44 (a)	230,000	199,714
4.50%, 12/01/45 (a)	150,000	130,071
3.85%, 06/15/46 (a)	100,000	78,654
3.88%, 06/15/47 (a)	150,000	116,712
4.65%, 12/01/48 (a)	100,000	87,757
4.13%, 05/15/49 (a)	100,000	81,036
3.95%, 04/01/50 (a)	150,000	120,221
6.15%, 11/15/52 (a)	150,000	162,738
5.90%, 11/15/53 (a)	150,000	157,696
4.63%, 12/01/54 (a)	100,000	86,007
4.30%, 12/01/56 (a)	150,000	123,002
4.00%, 11/15/57 (a)	100,000	78,187
4.50%, 05/15/58 (a)	100,000	84,226
3.70%, 11/15/59 (a)	100,000	71,545
3.00%, 12/01/60 (a)	100,000	60,917
3.60%, 06/15/61 (a)	200,000	143,830
Constellation Energy Generation LLC
3.25%, 06/01/25 (a)	250,000	242,977
5.60%, 03/01/28 (a)	150,000	152,059
See financial notes
70Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.80%, 03/01/33 (a)	150,000	153,415
6.25%, 10/01/39	162,000	167,492
5.75%, 10/01/41 (a)	100,000	98,711
5.60%, 06/15/42 (a)	100,000	97,610
6.50%, 10/01/53 (a)	175,000	192,442
Consumers Energy Co.
4.65%, 03/01/28 (a)	200,000	198,936
4.90%, 02/15/29 (a)	100,000	99,826
4.63%, 05/15/33 (a)	125,000	120,943
3.95%, 05/15/43 (a)	230,000	193,050
4.05%, 05/15/48 (a)	100,000	83,435
4.35%, 04/15/49 (a)	100,000	86,726
3.10%, 08/15/50 (a)	100,000	69,119
3.50%, 08/01/51 (a)	200,000	149,268
2.50%, 05/01/60 (a)	200,000	111,408
Dayton Power & Light Co.
3.95%, 06/15/49 (a)	100,000	74,364
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	150,000	151,020
6.05%, 01/15/38	100,000	106,098
5.45%, 02/01/41 (a)	100,000	98,862
6.25%, 10/15/53 (a)	100,000	110,632
5.10%, 06/01/65 (a)	100,000	92,303
Dominion Energy, Inc.
3.90%, 10/01/25 (a)	150,000	146,514
1.45%, 04/15/26 (a)	100,000	92,372
2.85%, 08/15/26 (a)	150,000	141,637
4.25%, 06/01/28 (a)	150,000	144,888
3.38%, 04/01/30 (a)	350,000	315,252
5.38%, 11/15/32 (a)	150,000	149,292
5.25%, 08/01/33	180,000	176,872
5.95%, 06/15/35	100,000	101,961
7.00%, 06/15/38	100,000	109,170
4.90%, 08/01/41 (a)	100,000	89,785
4.05%, 09/15/42 (a)	100,000	79,498
4.70%, 12/01/44 (a)	50,000	43,194
4.60%, 03/15/49 (a)	100,000	84,622
4.85%, 08/15/52 (a)	100,000	87,547
DTE Electric Co.
1.90%, 04/01/28 (a)	100,000	89,091
2.25%, 03/01/30 (a)	150,000	128,916
2.63%, 03/01/31 (a)	200,000	171,998
5.20%, 04/01/33 (a)	150,000	151,104
3.70%, 03/15/45 (a)	250,000	197,527
3.75%, 08/15/47 (a)	150,000	115,821
4.05%, 05/15/48 (a)	100,000	81,309
3.95%, 03/01/49 (a)	150,000	121,154
2.95%, 03/01/50 (a)	100,000	66,385
5.40%, 04/01/53 (a)	150,000	148,876
DTE Energy Co.
1.05%, 06/01/25 (a)	200,000	189,528
2.85%, 10/01/26 (a)	200,000	188,524
4.88%, 06/01/28 (a)	150,000	148,047
5.10%, 03/01/29 (a)	200,000	198,486
3.40%, 06/15/29 (a)	100,000	91,599
2.95%, 03/01/30 (a)	100,000	87,655
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	150,000	142,929
3.95%, 11/15/28 (a)	150,000	144,448
2.45%, 08/15/29 (a)	150,000	132,398
2.45%, 02/01/30 (a)	100,000	87,518
6.45%, 10/15/32	130,000	141,116
4.95%, 01/15/33 (a)	200,000	196,994
6.00%, 01/15/38	100,000	105,237
6.05%, 04/15/38	150,000	157,624
5.30%, 02/15/40	150,000	147,264
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 12/15/41 (a)	155,000	131,169
3.75%, 06/01/45 (a)	150,000	115,974
3.88%, 03/15/46 (a)	100,000	78,451
3.70%, 12/01/47 (a)	150,000	112,145
3.95%, 03/15/48 (a)	100,000	78,993
3.20%, 08/15/49 (a)	150,000	103,848
3.45%, 04/15/51 (a)	150,000	107,099
3.55%, 03/15/52 (a)	100,000	71,697
5.35%, 01/15/53 (a)	150,000	146,454
5.40%, 01/15/54 (a)	150,000	146,703
Duke Energy Corp.
0.90%, 09/15/25 (a)	200,000	187,190
2.65%, 09/01/26 (a)	300,000	282,444
3.15%, 08/15/27 (a)	200,000	187,438
4.30%, 03/15/28 (a)	175,000	170,016
3.40%, 06/15/29 (a)	50,000	46,088
2.45%, 06/01/30 (a)	250,000	214,000
2.55%, 06/15/31 (a)	200,000	166,798
4.50%, 08/15/32 (a)	200,000	187,842
5.75%, 09/15/33 (a)	100,000	101,929
4.80%, 12/15/45 (a)	200,000	175,614
3.75%, 09/01/46 (a)	250,000	186,392
3.95%, 08/15/47 (a)	100,000	76,170
4.20%, 06/15/49 (a)	100,000	79,129
3.50%, 06/15/51 (a)	200,000	138,334
5.00%, 08/15/52 (a)	200,000	178,628
6.10%, 09/15/53 (a)	100,000	104,120
3.25%, 01/15/82 (a)(b)	100,000	84,902
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	255,000	243,545
3.80%, 07/15/28 (a)	150,000	144,055
1.75%, 06/15/30 (a)	150,000	123,840
2.40%, 12/15/31 (a)	100,000	82,825
5.88%, 11/15/33 (a)	100,000	104,803
6.35%, 09/15/37	150,000	160,653
6.40%, 06/15/38	200,000	215,964
3.40%, 10/01/46 (a)	75,000	54,077
4.20%, 07/15/48 (a)	150,000	123,572
3.00%, 12/15/51 (a)	100,000	64,779
5.95%, 11/15/52 (a)	50,000	52,542
6.20%, 11/15/53 (a)	125,000	135,570
Duke Energy Indiana LLC
6.12%, 10/15/35	100,000	104,234
6.35%, 08/15/38	200,000	214,762
4.90%, 07/15/43 (a)	100,000	91,982
3.25%, 10/01/49 (a)	150,000	104,313
2.75%, 04/01/50 (a)	100,000	62,317
Duke Energy Ohio, Inc.
2.13%, 06/01/30 (a)	150,000	126,180
4.30%, 02/01/49 (a)	100,000	82,059
5.65%, 04/01/53 (a)	100,000	101,122
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	200,000	190,800
2.00%, 08/15/31 (a)	150,000	121,445
5.25%, 03/15/33 (a)	100,000	99,881
4.10%, 05/15/42 (a)	100,000	83,061
4.10%, 03/15/43 (a)	150,000	123,416
4.15%, 12/01/44 (a)	178,000	146,734
4.20%, 08/15/45 (a)	100,000	82,415
3.70%, 10/15/46 (a)	250,000	189,555
2.50%, 08/15/50 (a)	150,000	89,162
4.00%, 04/01/52 (a)	75,000	59,241
5.35%, 03/15/53 (a)	150,000	144,952
Edison International
4.95%, 04/15/25 (a)	100,000	99,200
4.70%, 08/15/25	100,000	98,718
See financial notes
Schwab Taxable Bond Funds | Semiannual Report71

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 06/15/27 (a)	100,000	100,995
4.13%, 03/15/28 (a)	100,000	95,510
6.95%, 11/15/29 (a)	100,000	106,653
El Paso Electric Co.
6.00%, 05/15/35	44,000	44,211
Emera U.S. Finance LP
3.55%, 06/15/26 (a)	150,000	143,881
4.75%, 06/15/46 (a)	250,000	204,205
Enel Americas SA
4.00%, 10/25/26 (a)	100,000	96,220
Enel Chile SA
4.88%, 06/12/28 (a)	100,000	97,481
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	150,000	145,537
5.15%, 01/15/33 (a)	200,000	200,224
4.20%, 04/01/49 (a)	150,000	122,945
2.65%, 06/15/51 (a)	100,000	60,124
Entergy Corp.
0.90%, 09/15/25 (a)	150,000	140,311
2.95%, 09/01/26 (a)	150,000	142,411
1.90%, 06/15/28 (a)	150,000	131,921
2.80%, 06/15/30 (a)	100,000	86,596
2.40%, 06/15/31 (a)	150,000	123,615
3.75%, 06/15/50 (a)	150,000	108,554
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	100,000	93,503
3.25%, 04/01/28 (a)	100,000	93,774
2.35%, 06/15/32 (a)	100,000	81,046
4.00%, 03/15/33 (a)	100,000	90,979
3.10%, 06/15/41 (a)	100,000	73,703
4.95%, 01/15/45 (a)	75,000	68,672
4.20%, 09/01/48 (a)	100,000	81,322
4.20%, 04/01/50 (a)	150,000	122,180
2.90%, 03/15/51 (a)	150,000	94,644
4.75%, 09/15/52 (a)	100,000	87,843
Entergy Mississippi LLC
5.00%, 09/01/33 (a)	150,000	147,015
3.85%, 06/01/49 (a)	100,000	76,533
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	150,000	120,269
4.50%, 03/30/39 (a)	100,000	89,391
3.55%, 09/30/49 (a)	100,000	72,463
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	200,000	189,630
4.13%, 03/01/42 (a)	100,000	83,224
4.25%, 12/01/45 (a)	100,000	82,307
3.25%, 09/01/49 (a)	100,000	68,749
3.45%, 04/15/50 (a)	50,000	35,270
5.70%, 03/15/53 (a)	100,000	100,079
Evergy Metro, Inc.
5.30%, 10/01/41 (a)	100,000	96,108
4.20%, 03/15/48 (a)	100,000	81,693
Evergy, Inc.
2.90%, 09/15/29 (a)	250,000	221,727
Eversource Energy
0.80%, 08/15/25 (a)	100,000	93,406
4.75%, 05/15/26	150,000	148,215
3.30%, 01/15/28 (a)	100,000	93,200
5.45%, 03/01/28 (a)	200,000	201,216
5.95%, 02/01/29 (a)	100,000	102,455
4.25%, 04/01/29 (a)	150,000	143,007
1.65%, 08/15/30 (a)	250,000	199,042
2.55%, 03/15/31 (a)	100,000	82,709
3.38%, 03/01/32 (a)	150,000	128,949
5.13%, 05/15/33 (a)	150,000	144,987
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 01/01/34 (a)	100,000	99,013
3.45%, 01/15/50 (a)	150,000	102,371
Exelon Corp.
3.95%, 06/15/25 (a)	250,000	245,442
3.40%, 04/15/26 (a)	150,000	144,472
5.15%, 03/15/28 (a)	200,000	199,636
5.15%, 03/15/29 (a)	125,000	124,459
4.05%, 04/15/30 (a)	300,000	281,526
5.30%, 03/15/33 (a)	150,000	148,635
5.45%, 03/15/34 (a)	125,000	124,535
4.95%, 06/15/35 (a)(d)	80,000	74,948
5.63%, 06/15/35	100,000	99,385
5.10%, 06/15/45 (a)	100,000	91,209
4.45%, 04/15/46 (a)	200,000	167,816
4.70%, 04/15/50 (a)	100,000	86,808
4.10%, 03/15/52 (a)	150,000	116,510
5.60%, 03/15/53 (a)	100,000	97,582
Florida Power & Light Co.
2.85%, 04/01/25 (a)	150,000	146,271
3.13%, 12/01/25 (a)	150,000	145,498
4.45%, 05/15/26 (a)	100,000	99,039
5.05%, 04/01/28 (a)	175,000	176,332
4.40%, 05/15/28 (a)	100,000	98,301
2.45%, 02/03/32 (a)	300,000	250,929
5.10%, 04/01/33 (a)	150,000	149,499
4.80%, 05/15/33 (a)	150,000	146,784
5.63%, 04/01/34	150,000	157,231
5.65%, 02/01/37	100,000	103,506
5.95%, 02/01/38	100,000	106,613
5.96%, 04/01/39	100,000	107,608
5.69%, 03/01/40	150,000	153,918
5.25%, 02/01/41 (a)	150,000	148,332
4.05%, 06/01/42 (a)	100,000	84,820
4.05%, 10/01/44 (a)	150,000	126,615
3.70%, 12/01/47 (a)	100,000	77,967
3.95%, 03/01/48 (a)	100,000	81,217
4.13%, 06/01/48 (a)	150,000	125,261
3.99%, 03/01/49 (a)	100,000	81,474
3.15%, 10/01/49 (a)	100,000	69,114
2.88%, 12/04/51 (a)	200,000	130,462
5.30%, 04/01/53 (a)	100,000	98,889
Fortis, Inc.
3.06%, 10/04/26 (a)	305,000	288,152
Georgia Power Co.
5.00%, 02/23/27 (a)	75,000	74,873
3.25%, 03/30/27 (a)	75,000	71,109
4.65%, 05/16/28 (a)	200,000	197,190
2.65%, 09/15/29 (a)	150,000	132,840
4.70%, 05/15/32 (a)	100,000	96,747
4.95%, 05/17/33 (a)	200,000	195,610
5.25%, 03/15/34 (a)	150,000	149,565
4.75%, 09/01/40	150,000	136,751
4.30%, 03/15/42	150,000	128,174
4.30%, 03/15/43	100,000	84,196
3.70%, 01/30/50 (a)	100,000	75,851
3.25%, 03/15/51 (a)	100,000	68,664
5.13%, 05/15/52 (a)	150,000	142,572
Iberdrola International BV
6.75%, 07/15/36	100,000	112,132
Idaho Power Co.
4.20%, 03/01/48 (a)	150,000	121,497
5.80%, 04/01/54 (a)	75,000	76,559
Indiana Michigan Power Co.
4.55%, 03/15/46 (a)	100,000	85,576
3.75%, 07/01/47 (a)	100,000	74,606
See financial notes
72Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 08/15/48 (a)	100,000	81,208
3.25%, 05/01/51 (a)	150,000	102,027
Interstate Power & Light Co.
2.30%, 06/01/30 (a)	200,000	168,880
6.25%, 07/15/39	150,000	157,045
3.50%, 09/30/49 (a)	100,000	71,096
ITC Holdings Corp.
3.25%, 06/30/26 (a)	100,000	95,658
5.30%, 07/01/43 (a)	100,000	93,940
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	100,000	95,173
4.38%, 10/01/45 (a)	100,000	84,285
3.30%, 06/01/50 (a)	100,000	69,342
Louisville Gas & Electric Co.
4.25%, 04/01/49 (a)	100,000	81,741
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	200,000	188,822
6.75%, 12/30/31	100,000	112,471
5.35%, 01/15/34 (a)	75,000	76,548
4.80%, 09/15/43 (a)	100,000	91,645
4.40%, 10/15/44 (a)	100,000	85,910
4.25%, 05/01/46 (a)	100,000	84,013
3.95%, 08/01/47 (a)	50,000	40,071
3.65%, 08/01/48 (a)	150,000	114,374
4.25%, 07/15/49 (a)	150,000	126,206
3.15%, 04/15/50 (a)	100,000	68,430
2.70%, 08/01/52 (a)	100,000	61,576
5.85%, 09/15/54 (a)	175,000	184,791
5.30%, 02/01/55 (a)	100,000	97,484
Mississippi Power Co.
4.25%, 03/15/42	100,000	83,584
3.10%, 07/30/51 (a)	100,000	65,327
National Grid PLC
5.60%, 06/12/28 (a)	150,000	151,980
5.81%, 06/12/33 (a)	150,000	151,777
5.42%, 01/11/34 (a)	150,000	146,364
National Rural Utilities Cooperative Finance Corp.
3.25%, 11/01/25 (a)	250,000	242,420
4.45%, 03/13/26 (a)	100,000	98,795
1.00%, 06/15/26 (a)	150,000	136,947
4.80%, 02/05/27 (a)	100,000	99,549
3.40%, 02/07/28 (a)	200,000	189,160
4.80%, 03/15/28 (a)	200,000	199,154
4.85%, 02/07/29 (a)	150,000	148,786
3.70%, 03/15/29 (a)	100,000	93,963
2.40%, 03/15/30 (a)	150,000	129,503
5.00%, 02/07/31 (a)	100,000	98,759
1.35%, 03/15/31 (a)	100,000	77,813
1.65%, 06/15/31 (a)	100,000	79,380
2.75%, 04/15/32 (a)	100,000	84,137
4.02%, 11/01/32 (a)	150,000	138,591
4.15%, 12/15/32 (a)	100,000	92,143
5.80%, 01/15/33 (a)	150,000	155,287
4.40%, 11/01/48 (a)	50,000	42,278
4.30%, 03/15/49 (a)	100,000	83,437
7.13%, 09/15/53 (a)(b)	75,000	77,738
Nevada Power Co.
3.70%, 05/01/29 (a)	150,000	141,709
6.65%, 04/01/36	100,000	107,507
6.75%, 07/01/37	100,000	111,289
3.13%, 08/01/50 (a)	100,000	66,126
6.00%, 03/15/54 (a)	100,000	104,732
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25	450,000	451,899
4.45%, 06/20/25	150,000	148,062
5.75%, 09/01/25	350,000	351,925
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 01/29/26	200,000	198,566
1.88%, 01/15/27 (a)	150,000	136,919
3.55%, 05/01/27 (a)	250,000	237,940
4.63%, 07/15/27 (a)	200,000	196,866
4.90%, 02/28/28 (a)	200,000	198,498
1.90%, 06/15/28 (a)	300,000	262,893
4.90%, 03/15/29 (a)	250,000	246,995
3.50%, 04/01/29 (a)	150,000	138,816
2.75%, 11/01/29 (a)	150,000	132,270
5.00%, 02/28/30 (a)	100,000	99,201
2.25%, 06/01/30 (a)	300,000	252,573
2.44%, 01/15/32 (a)	200,000	162,542
5.00%, 07/15/32 (a)	200,000	195,224
5.05%, 02/28/33 (a)	175,000	170,718
5.25%, 03/15/34 (a)	200,000	196,456
3.00%, 01/15/52 (a)	100,000	63,498
5.25%, 02/28/53 (a)	200,000	186,650
5.55%, 03/15/54 (a)	100,000	97,080
4.80%, 12/01/77 (a)(b)	150,000	136,142
3.80%, 03/15/82 (a)(b)	100,000	89,236
Northern States Power Co.
5.35%, 11/01/39	100,000	99,185
3.40%, 08/15/42 (a)	250,000	190,610
4.00%, 08/15/45 (a)	150,000	121,697
3.60%, 09/15/47 (a)	150,000	113,609
2.90%, 03/01/50 (a)	150,000	98,493
3.20%, 04/01/52 (a)	100,000	69,290
4.50%, 06/01/52 (a)	100,000	87,532
5.10%, 05/15/53 (a)	150,000	143,535
5.40%, 03/15/54 (a)	100,000	99,046
NSTAR Electric Co.
3.20%, 05/15/27 (a)	150,000	143,031
3.25%, 05/15/29 (a)	150,000	139,615
5.50%, 03/15/40	150,000	151,165
4.55%, 06/01/52 (a)	150,000	130,191
Oglethorpe Power Corp.
5.95%, 11/01/39	100,000	99,614
5.38%, 11/01/40	200,000	188,206
4.50%, 04/01/47 (a)	100,000	81,444
3.75%, 08/01/50 (a)	100,000	71,884
Ohio Edison Co.
6.88%, 07/15/36	100,000	110,864
Ohio Power Co.
2.60%, 04/01/30 (a)	100,000	86,689
1.63%, 01/15/31 (a)	150,000	119,787
5.00%, 06/01/33 (a)	100,000	98,201
4.00%, 06/01/49 (a)	50,000	39,215
2.90%, 10/01/51 (a)	150,000	95,768
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	100,000	95,850
3.30%, 03/15/30 (a)	100,000	90,174
3.25%, 04/01/30 (a)	150,000	134,900
5.60%, 04/01/53 (a)	100,000	100,840
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (a)	100,000	97,553
0.55%, 10/01/25 (a)	250,000	232,635
3.70%, 11/15/28 (a)	100,000	94,903
2.75%, 05/15/30 (a)	150,000	131,988
4.15%, 06/01/32 (a)	100,000	93,797
4.55%, 09/15/32 (a)	100,000	96,108
5.25%, 09/30/40	150,000	149,233
4.55%, 12/01/41 (a)	380,000	345,276
5.30%, 06/01/42 (a)	37,000	37,552
3.80%, 09/30/47 (a)	100,000	77,286
3.80%, 06/01/49 (a)	100,000	78,938
3.10%, 09/15/49 (a)	150,000	103,224
See financial notes
Schwab Taxable Bond Funds | Semiannual Report73

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 05/15/50 (a)	100,000	76,453
2.70%, 11/15/51 (a)	100,000	62,365
4.60%, 06/01/52 (a)	100,000	88,444
4.95%, 09/15/52 (a)	200,000	186,712
5.35%, 10/01/52 (a)	78,000	77,656
Pacific Gas & Electric Co.
3.45%, 07/01/25	200,000	194,264
3.15%, 01/01/26	325,000	310,901
2.95%, 03/01/26 (a)	200,000	189,880
5.45%, 06/15/27 (a)	100,000	99,892
2.10%, 08/01/27 (a)	200,000	179,380
3.30%, 12/01/27 (a)	250,000	231,162
3.00%, 06/15/28 (a)	150,000	136,257
3.75%, 07/01/28	200,000	186,262
6.10%, 01/15/29 (a)	200,000	204,788
4.55%, 07/01/30 (a)	550,000	517,649
2.50%, 02/01/31 (a)	450,000	369,288
3.25%, 06/01/31 (a)	150,000	128,648
4.40%, 03/01/32 (a)	100,000	91,168
5.90%, 06/15/32 (a)	100,000	100,708
6.15%, 01/15/33 (a)	150,000	153,567
6.40%, 06/15/33 (a)	200,000	208,204
6.95%, 03/15/34 (a)	150,000	162,277
4.50%, 07/01/40 (a)	350,000	294,367
3.30%, 08/01/40 (a)	250,000	180,582
4.20%, 06/01/41 (a)	100,000	78,780
4.60%, 06/15/43 (a)	150,000	123,401
4.75%, 02/15/44 (a)	100,000	83,630
4.30%, 03/15/45 (a)	100,000	78,309
4.00%, 12/01/46 (a)	100,000	73,405
3.95%, 12/01/47 (a)	200,000	145,560
4.95%, 07/01/50 (a)	550,000	467,659
3.50%, 08/01/50 (a)	350,000	235,742
5.25%, 03/01/52 (a)	100,000	88,675
6.75%, 01/15/53 (a)	150,000	160,879
6.70%, 04/01/53 (a)	150,000	161,109
PacifiCorp
3.50%, 06/15/29 (a)	100,000	92,363
5.30%, 02/15/31 (a)	150,000	148,885
7.70%, 11/15/31	100,000	114,706
5.45%, 02/15/34 (a)	200,000	197,358
6.10%, 08/01/36	100,000	103,789
5.75%, 04/01/37	100,000	99,600
6.25%, 10/15/37	100,000	104,904
6.35%, 07/15/38	100,000	105,398
6.00%, 01/15/39	130,000	133,852
4.13%, 01/15/49 (a)	150,000	117,173
4.15%, 02/15/50 (a)	150,000	116,786
3.30%, 03/15/51 (a)	100,000	65,782
2.90%, 06/15/52 (a)	100,000	61,050
5.35%, 12/01/53 (a)	200,000	184,178
5.50%, 05/15/54 (a)	250,000	233,590
5.80%, 01/15/55 (a)	200,000	193,460
PECO Energy Co.
4.90%, 06/15/33 (a)	150,000	148,666
4.15%, 10/01/44 (a)	100,000	83,808
3.90%, 03/01/48 (a)	150,000	120,833
3.00%, 09/15/49 (a)	100,000	67,508
2.80%, 06/15/50 (a)	100,000	64,867
3.05%, 03/15/51 (a)	150,000	101,280
4.38%, 08/15/52 (a)	75,000	64,100
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	175,000	166,120
Potomac Electric Power Co.
6.50%, 11/15/37	150,000	166,033
4.15%, 03/15/43 (a)	100,000	84,286
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	150,000	142,999
4.13%, 04/15/30 (a)	200,000	187,066
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	150,000	149,220
4.85%, 02/15/34 (a)	150,000	146,167
4.75%, 07/15/43 (a)	50,000	46,176
4.13%, 06/15/44 (a)	100,000	84,209
3.95%, 06/01/47 (a)	150,000	121,577
4.15%, 06/15/48 (a)	100,000	84,021
5.25%, 05/15/53 (a)	150,000	145,899
Progress Energy, Inc.
7.75%, 03/01/31	150,000	169,686
7.00%, 10/30/31	100,000	110,592
6.00%, 12/01/39	100,000	100,978
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	100,000	95,421
1.90%, 01/15/31 (a)	150,000	122,301
1.88%, 06/15/31 (a)	150,000	120,870
6.25%, 09/01/37	100,000	106,186
3.60%, 09/15/42 (a)	100,000	76,938
4.30%, 03/15/44 (a)	40,000	33,527
3.80%, 06/15/47 (a)	200,000	152,728
4.05%, 09/15/49 (a)	100,000	78,464
3.20%, 03/01/50 (a)	100,000	67,832
5.25%, 04/01/53 (a)	150,000	142,110
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	100,000	82,522
3.60%, 07/01/49 (a)	50,000	37,938
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	100,000	81,411
5.25%, 01/15/33 (a)	100,000	99,136
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	250,000	231,450
2.25%, 09/15/26 (a)	150,000	140,274
3.20%, 05/15/29 (a)	100,000	92,263
1.90%, 08/15/31 (a)	250,000	201,620
4.90%, 12/15/32 (a)	150,000	148,132
5.20%, 08/01/33 (a)	100,000	100,839
3.95%, 05/01/42 (a)	150,000	126,318
3.80%, 03/01/46 (a)	150,000	118,769
3.60%, 12/01/47 (a)	100,000	76,869
3.85%, 05/01/49 (a)	150,000	119,801
3.15%, 01/01/50 (a)	100,000	69,842
2.70%, 05/01/50 (a)	150,000	97,055
2.05%, 08/01/50 (a)	200,000	112,388
5.13%, 03/15/53 (a)	50,000	48,526
5.45%, 08/01/53 (a)	100,000	100,681
Public Service Enterprise Group, Inc.
0.80%, 08/15/25 (a)	250,000	234,182
5.88%, 10/15/28 (a)	150,000	154,008
1.60%, 08/15/30 (a)	200,000	160,910
Puget Energy, Inc.
4.10%, 06/15/30 (a)	250,000	226,917
Puget Sound Energy, Inc.
6.27%, 03/15/37	362,000	382,344
4.22%, 06/15/48 (a)	100,000	81,333
3.25%, 09/15/49 (a)	100,000	68,368
2.89%, 09/15/51 (a)	100,000	63,777
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	150,000	142,359
1.70%, 10/01/30 (a)	200,000	162,904
6.00%, 06/01/39	50,000	52,378
4.50%, 08/15/40	100,000	89,060
4.15%, 05/15/48 (a)	100,000	82,558
4.10%, 06/15/49 (a)	100,000	80,816
See financial notes
74Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.32%, 04/15/50 (a)	100,000	69,709
2.95%, 08/15/51 (a)	150,000	99,740
5.35%, 04/01/53 (a)	150,000	145,381
Sierra Pacific Power Co.
5.90%, 03/15/54 (a)(d)	75,000	76,877
Southern California Edison Co.
4.20%, 06/01/25	100,000	98,650
3.70%, 08/01/25 (a)	200,000	195,394
1.20%, 02/01/26 (a)	100,000	92,804
4.70%, 06/01/27 (a)	150,000	148,326
5.85%, 11/01/27 (a)	150,000	153,778
3.65%, 03/01/28 (a)	100,000	94,819
5.30%, 03/01/28 (a)	150,000	151,492
4.20%, 03/01/29 (a)	100,000	96,274
2.85%, 08/01/29 (a)	100,000	89,615
2.25%, 06/01/30 (a)	150,000	126,764
2.75%, 02/01/32 (a)	100,000	84,155
5.95%, 11/01/32 (a)	125,000	130,349
6.00%, 01/15/34	150,000	156,567
5.20%, 06/01/34 (a)	200,000	195,794
5.63%, 02/01/36	100,000	100,075
5.55%, 01/15/37	75,000	74,836
5.95%, 02/01/38	100,000	102,674
5.50%, 03/15/40	100,000	99,043
4.50%, 09/01/40 (a)	150,000	131,496
4.05%, 03/15/42 (a)	100,000	82,456
3.90%, 03/15/43 (a)	50,000	39,656
4.65%, 10/01/43 (a)	150,000	131,724
3.60%, 02/01/45 (a)	100,000	74,222
4.00%, 04/01/47 (a)	300,000	234,480
4.13%, 03/01/48 (a)	250,000	200,025
4.88%, 03/01/49 (a)	100,000	88,952
3.65%, 02/01/50 (a)	200,000	146,926
2.95%, 02/01/51 (a)	100,000	64,193
3.65%, 06/01/51 (a)	100,000	73,409
3.45%, 02/01/52 (a)	100,000	69,874
5.45%, 06/01/52 (a)	100,000	96,349
5.70%, 03/01/53 (a)	100,000	99,370
5.88%, 12/01/53 (a)	150,000	152,557
Southern Co.
3.25%, 07/01/26 (a)	400,000	382,728
5.11%, 08/01/27 (g)	150,000	149,728
4.85%, 06/15/28 (a)	200,000	198,248
5.50%, 03/15/29 (a)	100,000	101,339
3.70%, 04/30/30 (a)	250,000	230,722
5.20%, 06/15/33 (a)	150,000	147,858
5.70%, 03/15/34 (a)	150,000	153,022
4.25%, 07/01/36 (a)	50,000	44,243
4.40%, 07/01/46 (a)	300,000	254,001
4.00%, 01/15/51 (a)(b)	250,000	240,512
3.75%, 09/15/51 (a)(b)	200,000	187,830
Southern Power Co.
4.15%, 12/01/25 (a)	100,000	98,402
0.90%, 01/15/26 (a)	150,000	138,372
5.25%, 07/15/43	50,000	46,441
4.95%, 12/15/46 (a)	100,000	88,070
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	150,000	139,596
2.75%, 10/01/26 (a)	75,000	70,436
4.10%, 09/15/28 (a)	150,000	143,892
5.30%, 04/01/33 (a)	100,000	98,709
6.20%, 03/15/40	100,000	104,570
3.90%, 04/01/45 (a)	150,000	115,394
3.85%, 02/01/48 (a)	50,000	36,812
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	128,561
3.40%, 08/15/46 (a)	75,000	52,485
3.70%, 08/15/47 (a)	100,000	72,076
3.15%, 05/01/50 (a)	150,000	96,714
Tampa Electric Co.
2.40%, 03/15/31 (a)	100,000	83,015
4.10%, 06/15/42 (a)	200,000	165,942
4.30%, 06/15/48 (a)	250,000	207,150
Toledo Edison Co.
6.15%, 05/15/37	100,000	105,828
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	200,000	161,200
4.85%, 12/01/48 (a)	50,000	44,610
4.00%, 06/15/50 (a)	100,000	76,870
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	140,050
2.95%, 03/15/30 (a)	200,000	177,620
2.15%, 03/15/32 (a)	100,000	80,471
3.90%, 09/15/42 (a)	40,000	32,507
4.00%, 04/01/48 (a)	250,000	197,332
2.63%, 03/15/51 (a)	100,000	60,621
3.90%, 04/01/52 (a)	150,000	116,981
5.45%, 03/15/53 (a)	100,000	98,137
Virginia Electric & Power Co.
3.50%, 03/15/27 (a)	250,000	239,412
3.75%, 05/15/27 (a)	150,000	144,408
3.80%, 04/01/28 (a)	150,000	143,827
2.88%, 07/15/29 (a)	250,000	226,365
2.40%, 03/30/32 (a)	150,000	123,500
5.00%, 04/01/33 (a)	100,000	98,041
6.00%, 01/15/36	150,000	156,456
6.00%, 05/15/37	150,000	155,715
8.88%, 11/15/38	150,000	199,795
4.00%, 01/15/43 (a)	100,000	82,178
4.65%, 08/15/43 (a)	200,000	177,728
4.45%, 02/15/44 (a)	100,000	86,224
4.20%, 05/15/45 (a)	100,000	82,732
3.80%, 09/15/47 (a)	150,000	115,013
4.60%, 12/01/48 (a)	150,000	130,140
3.30%, 12/01/49 (a)	250,000	176,140
2.45%, 12/15/50 (a)	200,000	116,150
2.95%, 11/15/51 (a)	100,000	64,314
4.63%, 05/15/52 (a)	100,000	86,334
5.45%, 04/01/53 (a)	100,000	97,987
5.70%, 08/15/53 (a)	100,000	101,214
WEC Energy Group, Inc.
4.75%, 01/09/26 (a)	250,000	247,612
5.15%, 10/01/27 (a)	100,000	99,961
1.38%, 10/15/27 (a)	200,000	176,130
4.75%, 01/15/28 (a)	150,000	148,260
1.80%, 10/15/30 (a)	100,000	81,142
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	100,000	88,135
4.75%, 09/30/32 (a)	100,000	98,085
4.30%, 10/15/48 (a)	100,000	84,188
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	100,000	91,679
3.95%, 09/01/32 (a)	100,000	92,243
4.95%, 04/01/33 (a)	100,000	97,608
3.65%, 04/01/50 (a)	100,000	73,222
Wisconsin Public Service Corp.
3.67%, 12/01/42	150,000	117,447
3.30%, 09/01/49 (a)	100,000	70,212
See financial notes
Schwab Taxable Bond Funds | Semiannual Report75

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	150,000	142,083
4.00%, 06/15/28 (a)	250,000	239,342
2.60%, 12/01/29 (a)	100,000	87,826
3.40%, 06/01/30 (a)	100,000	90,316
4.60%, 06/01/32 (a)	200,000	186,652
3.50%, 12/01/49 (a)	100,000	69,835
		91,381,020
Natural Gas 0.2%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	125,000	111,353
1.50%, 01/15/31 (a)	150,000	119,454
4.13%, 10/15/44 (a)	300,000	255,492
4.30%, 10/01/48 (a)	100,000	86,179
4.13%, 03/15/49 (a)	100,000	82,553
3.38%, 09/15/49 (a)	100,000	72,499
2.85%, 02/15/52 (a)	150,000	96,212
5.75%, 10/15/52 (a)	100,000	104,946
6.20%, 11/15/53 (a)	100,000	110,572
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	200,000	201,518
4.00%, 04/01/28 (a)	100,000	96,180
1.75%, 10/01/30 (a)	100,000	81,338
5.40%, 03/01/33 (a)	100,000	100,883
5.85%, 01/15/41 (a)	100,000	102,810
NiSource, Inc.
0.95%, 08/15/25 (a)	350,000	328,639
3.49%, 05/15/27 (a)	250,000	237,757
5.25%, 03/30/28 (a)	200,000	201,048
2.95%, 09/01/29 (a)	100,000	89,964
1.70%, 02/15/31 (a)	250,000	198,542
5.25%, 02/15/43 (a)	45,000	42,505
4.80%, 02/15/44 (a)	209,000	186,083
5.65%, 02/01/45 (a)	100,000	97,506
4.38%, 05/15/47 (a)	200,000	165,454
3.95%, 03/30/48 (a)	100,000	77,047
5.00%, 06/15/52 (a)	75,000	67,995
ONE Gas, Inc.
2.00%, 05/15/30 (a)	100,000	83,355
4.66%, 02/01/44 (a)	100,000	89,504
4.50%, 11/01/48 (a)	100,000	86,182
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	150,000	138,229
2.50%, 03/15/31 (a)	100,000	83,791
5.40%, 06/15/33 (a)	100,000	100,444
3.64%, 11/01/46 (a)	100,000	70,775
3.35%, 06/01/50 (a)	100,000	66,738
Sempra
3.30%, 04/01/25 (a)	150,000	146,523
5.40%, 08/01/26 (a)	100,000	100,280
3.25%, 06/15/27 (a)	200,000	188,240
3.40%, 02/01/28 (a)	200,000	188,286
3.70%, 04/01/29 (a)	150,000	139,797
5.50%, 08/01/33 (a)	150,000	149,260
3.80%, 02/01/38 (a)	150,000	123,263
6.00%, 10/15/39	150,000	151,617
4.00%, 02/01/48 (a)	150,000	116,859
4.13%, 04/01/52 (a)(b)	150,000	137,865
Southern California Gas Co.
2.95%, 04/15/27 (a)	150,000	141,159
2.55%, 02/01/30 (a)	100,000	86,904
5.20%, 06/01/33 (a)	100,000	99,388
3.75%, 09/15/42 (a)	150,000	118,608
4.30%, 01/15/49 (a)	150,000	123,260
3.95%, 02/15/50 (a)	100,000	77,429
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.35%, 11/15/52 (a)	100,000	109,929
5.75%, 06/01/53 (a)	100,000	101,204
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	100,000	80,303
5.15%, 09/15/32 (a)	100,000	99,285
5.75%, 09/15/33 (a)	100,000	102,557
5.88%, 03/15/41 (a)	150,000	150,352
4.40%, 06/01/43 (a)	75,000	62,370
3.95%, 10/01/46 (a)	150,000	114,161
4.40%, 05/30/47 (a)	100,000	81,300
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	209,015
4.05%, 03/15/32 (a)	150,000	137,270
4.15%, 06/01/49 (a)	100,000	77,136
Spire Missouri, Inc.
3.30%, 06/01/51 (a)	100,000	68,251
Washington Gas Light Co.
3.80%, 09/15/46 (a)	100,000	74,254
		7,589,672
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	147,124
3.75%, 09/01/28 (a)	240,000	227,808
3.45%, 06/01/29 (a)	300,000	279,099
2.30%, 06/01/31 (a)	200,000	165,864
5.15%, 03/01/34 (a)	100,000	99,233
6.59%, 10/15/37	150,000	168,718
3.75%, 09/01/47 (a)	200,000	155,560
4.20%, 09/01/48 (a)	100,000	84,203
4.15%, 06/01/49 (a)	150,000	124,215
3.45%, 05/01/50 (a)	100,000	73,267
3.25%, 06/01/51 (a)	200,000	141,076
Essential Utilities, Inc.
2.70%, 04/15/30 (a)	100,000	86,160
2.40%, 05/01/31 (a)	50,000	41,107
5.38%, 01/15/34 (a)	100,000	98,322
4.28%, 05/01/49 (a)	100,000	80,956
3.35%, 04/15/50 (a)	100,000	69,306
5.30%, 05/01/52 (a)	100,000	93,068
United Utilities PLC
6.88%, 08/15/28	100,000	106,064
		2,241,150
		101,211,842
Total Corporates (Cost $1,272,606,013)		1,139,630,613

TREASURIES 41.6% OF NET ASSETS
U.S. Treasury Bonds
6.88%, 08/15/25	500,000	515,830
6.00%, 02/15/26	1,310,800	1,345,490
6.75%, 08/15/26	750,000	788,613
6.50%, 11/15/26	955,300	1,004,931
6.63%, 02/15/27	496,400	527,444
6.38%, 08/15/27	743,300	790,511
6.13%, 11/15/27	1,509,500	1,600,954
5.50%, 08/15/28	280,000	293,956
5.25%, 11/15/28	1,588,100	1,653,237
5.25%, 02/15/29	795,300	830,281
6.13%, 08/15/29	900,000	979,137
6.25%, 05/15/30	950,000	1,050,715
5.38%, 02/15/31	1,460,000	1,564,481
4.50%, 02/15/36	1,458,700	1,510,438
4.75%, 02/15/37	835,000	882,360
See financial notes
76Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 05/15/37	1,120,000	1,209,513
4.38%, 02/15/38	1,227,600	1,242,561
4.50%, 05/15/38	1,410,000	1,442,606
3.50%, 02/15/39	1,255,300	1,142,519
4.25%, 05/15/39	1,329,500	1,315,478
4.50%, 08/15/39	1,223,300	1,242,987
4.38%, 11/15/39	1,975,900	1,976,209
4.63%, 02/15/40	2,048,600	2,105,097
1.13%, 05/15/40	7,650,000	4,725,070
4.38%, 05/15/40	2,377,000	2,369,200
1.13%, 08/15/40	9,050,000	5,533,934
3.88%, 08/15/40	2,109,100	1,973,327
1.38%, 11/15/40	10,000,000	6,354,688
4.25%, 11/15/40	2,073,600	2,027,592
1.88%, 02/15/41	11,700,000	8,067,516
4.75%, 02/15/41	2,200,000	2,282,672
2.25%, 05/15/41	10,000,000	7,305,469
4.38%, 05/15/41	2,313,700	2,289,659
1.75%, 08/15/41	13,300,000	8,865,281
3.75%, 08/15/41	2,103,600	1,919,864
2.00%, 11/15/41	11,300,000	7,827,899
3.13%, 11/15/41	2,381,600	1,983,798
2.38%, 02/15/42	9,500,000	6,986,953
3.13%, 02/15/42	2,430,900	2,017,267
3.00%, 05/15/42	2,505,300	2,031,642
3.25%, 05/15/42	7,800,000	6,564,188
2.75%, 08/15/42	2,668,100	2,076,532
3.38%, 08/15/42	7,300,000	6,244,352
2.75%, 11/15/42	4,010,800	3,109,937
4.00%, 11/15/42	6,800,000	6,351,625
3.13%, 02/15/43	3,282,900	2,695,825
3.88%, 02/15/43	6,800,000	6,229,969
2.88%, 05/15/43	5,072,800	3,995,623
3.88%, 05/15/43	6,700,000	6,128,930
3.63%, 08/15/43	3,942,900	3,477,761
4.38%, 08/15/43	7,200,000	7,052,625
3.75%, 11/15/43	3,902,900	3,501,633
4.75%, 11/15/43	7,850,000	8,081,820
3.63%, 02/15/44	3,862,900	3,398,145
4.50%, 02/15/44	3,000,000	3,000,234
3.38%, 05/15/44	3,593,600	3,040,242
3.13%, 08/15/44	4,688,200	3,806,232
3.00%, 11/15/44	4,153,600	3,296,920
2.50%, 02/15/45	5,807,000	4,211,890
3.00%, 05/15/45	2,568,600	2,032,605
2.88%, 08/15/45	3,588,200	2,772,445
3.00%, 11/15/45	2,118,600	1,670,218
2.50%, 02/15/46	4,250,000	3,051,699
2.50%, 05/15/46	4,417,800	3,164,249
2.25%, 08/15/46	5,695,800	3,871,364
2.88%, 11/15/46	2,248,900	1,721,814
3.00%, 02/15/47	6,000,000	4,691,250
3.00%, 05/15/47	3,400,000	2,654,391
2.75%, 08/15/47	5,275,000	3,923,693
2.75%, 11/15/47	5,150,000	3,823,473
3.00%, 02/15/48	6,600,000	5,131,500
3.13%, 05/15/48	6,400,000	5,088,000
3.00%, 08/15/48	7,150,000	5,550,188
3.38%, 11/15/48	7,400,000	6,148,938
3.00%, 02/15/49	8,100,000	6,279,398
2.88%, 05/15/49	8,050,000	6,089,699
2.25%, 08/15/49	7,400,000	4,904,813
2.38%, 11/15/49	7,200,000	4,900,500
2.00%, 02/15/50	9,020,000	5,619,883
1.25%, 05/15/50	10,450,000	5,311,539
1.38%, 08/15/50	11,900,000	6,251,219
1.63%, 11/15/50	11,400,000	6,407,156
1.88%, 02/15/51	12,600,000	7,549,172
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 05/15/51	13,000,000	8,781,094
2.00%, 08/15/51	12,800,000	7,891,000
1.88%, 11/15/51	12,100,000	7,217,461
2.25%, 02/15/52	11,200,000	7,333,375
2.88%, 05/15/52	10,500,000	7,913,555
3.00%, 08/15/52	9,600,000	7,428,000
4.00%, 11/15/52	10,000,000	9,369,531
3.63%, 02/15/53	10,200,000	8,924,203
3.63%, 05/15/53	10,000,000	8,757,031
4.13%, 08/15/53	10,970,000	10,512,345
4.75%, 11/15/53	12,850,000	13,683,242
4.25%, 02/15/54	5,000,000	4,908,203
U.S. Treasury Notes
0.50%, 03/31/25	7,100,000	6,766,633
2.63%, 03/31/25	3,200,000	3,120,500
3.88%, 03/31/25	7,000,000	6,916,875
2.63%, 04/15/25	8,000,000	7,796,094
0.38%, 04/30/25	7,000,000	6,641,797
2.88%, 04/30/25	3,500,000	3,418,379
3.88%, 04/30/25	8,000,000	7,903,438
2.13%, 05/15/25	7,721,600	7,471,402
2.75%, 05/15/25	9,000,000	8,772,539
0.25%, 05/31/25	7,900,000	7,457,785
2.88%, 05/31/25	3,600,000	3,512,391
4.25%, 05/31/25	8,000,000	7,935,000
2.88%, 06/15/25	8,200,000	7,994,520
0.25%, 06/30/25	7,500,000	7,058,789
2.75%, 06/30/25	2,350,000	2,287,211
4.63%, 06/30/25	8,000,000	7,975,312
3.00%, 07/15/25	11,000,000	10,732,305
0.25%, 07/31/25	8,100,000	7,596,914
2.88%, 07/31/25	3,500,000	3,406,895
4.75%, 07/31/25	7,000,000	6,991,797
2.00%, 08/15/25	9,107,400	8,749,863
3.13%, 08/15/25	9,300,000	9,080,578
0.25%, 08/31/25	7,900,000	7,385,266
2.75%, 08/31/25	4,400,000	4,269,633
5.00%, 08/31/25	8,500,000	8,523,242
3.50%, 09/15/25	7,500,000	7,356,738
0.25%, 09/30/25	8,900,000	8,292,471
3.00%, 09/30/25	3,400,000	3,308,824
5.00%, 09/30/25	8,000,000	8,026,250
4.25%, 10/15/25	7,000,000	6,944,355
0.25%, 10/31/25	9,400,000	8,730,617
3.00%, 10/31/25	3,100,000	3,014,084
5.00%, 10/31/25	9,000,000	9,035,684
2.25%, 11/15/25	10,580,200	10,154,719
4.50%, 11/15/25	6,000,000	5,977,500
0.38%, 11/30/25	7,500,000	6,959,180
2.88%, 11/30/25	4,000,000	3,878,047
4.88%, 11/30/25	10,000,000	10,025,391
4.00%, 12/15/25	6,500,000	6,421,543
0.38%, 12/31/25	9,300,000	8,604,861
2.63%, 12/31/25	4,100,000	3,954,018
4.25%, 12/31/25	10,000,000	9,923,047
3.88%, 01/15/26	6,000,000	5,915,391
0.38%, 01/31/26	9,900,000	9,130,043
2.63%, 01/31/26	4,400,000	4,238,781
4.25%, 01/31/26	10,000,000	9,926,172
1.63%, 02/15/26	8,545,800	8,069,772
4.00%, 02/15/26	6,800,000	6,720,047
0.50%, 02/28/26	10,100,000	9,312,910
2.50%, 02/28/26	4,000,000	3,840,156
4.63%, 02/28/26	12,000,000	11,999,297
4.63%, 03/15/26	7,700,000	7,700,902
0.75%, 03/31/26	9,200,000	8,507,844
2.25%, 03/31/26	4,400,000	4,197,703
3.75%, 04/15/26	7,000,000	6,882,422
See financial notes
Schwab Taxable Bond Funds | Semiannual Report77

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.75%, 04/30/26	10,000,000	9,219,141
2.38%, 04/30/26	2,500,000	2,387,793
1.63%, 05/15/26	7,924,500	7,439,434
3.63%, 05/15/26	7,000,000	6,863,281
0.75%, 05/31/26	10,000,000	9,194,922
2.13%, 05/31/26	4,700,000	4,458,574
4.13%, 06/15/26	7,000,000	6,935,742
0.88%, 06/30/26	9,900,000	9,111,094
1.88%, 06/30/26	4,450,000	4,193,777
4.50%, 07/15/26	7,000,000	6,995,352
0.63%, 07/31/26	10,000,000	9,119,141
1.88%, 07/31/26	3,700,000	3,478,867
1.50%, 08/15/26	9,471,600	8,814,508
4.38%, 08/15/26	7,000,000	6,977,852
0.75%, 08/31/26	10,000,000	9,123,828
1.38%, 08/31/26	4,600,000	4,263,625
4.63%, 09/15/26	8,000,000	8,023,750
0.88%, 09/30/26	9,500,000	8,678,027
1.63%, 09/30/26	3,000,000	2,794,688
4.63%, 10/15/26	8,000,000	8,027,500
1.13%, 10/31/26	7,200,000	6,600,656
1.63%, 10/31/26	3,800,000	3,530,883
2.00%, 11/15/26	8,773,900	8,228,273
4.63%, 11/15/26	8,000,000	8,030,625
1.25%, 11/30/26	10,100,000	9,271,484
1.63%, 11/30/26	3,200,000	2,969,000
4.38%, 12/15/26	9,000,000	8,982,773
1.25%, 12/31/26	8,600,000	7,881,430
1.75%, 12/31/26	3,800,000	3,531,773
4.00%, 01/15/27	10,000,000	9,883,203
1.50%, 01/31/27	12,700,000	11,693,426
2.25%, 02/15/27	7,942,600	7,469,457
4.13%, 02/15/27	10,000,000	9,917,578
1.13%, 02/28/27	800,000	727,000
1.88%, 02/28/27	9,500,000	8,827,949
0.63%, 03/31/27	4,150,000	3,704,037
2.50%, 03/31/27	8,800,000	8,322,875
0.50%, 04/30/27	6,000,000	5,316,094
2.75%, 04/30/27	8,500,000	8,088,945
2.38%, 05/15/27	9,500,000	8,932,598
0.50%, 05/31/27	5,600,000	4,947,031
2.63%, 05/31/27	8,200,000	7,764,375
0.50%, 06/30/27	6,100,000	5,373,719
3.25%, 06/30/27	8,200,000	7,915,883
0.38%, 07/31/27	8,000,000	6,994,375
2.75%, 07/31/27	8,000,000	7,589,688
2.25%, 08/15/27	7,842,000	7,312,971
0.50%, 08/31/27	7,100,000	6,218,324
3.13%, 08/31/27	8,000,000	7,678,438
0.38%, 09/30/27	8,200,000	7,127,914
4.13%, 09/30/27	8,100,000	8,035,770
0.50%, 10/31/27	8,450,000	7,357,772
4.13%, 10/31/27	7,500,000	7,439,941
2.25%, 11/15/27	8,500,000	7,894,375
0.63%, 11/30/27	8,600,000	7,504,508
3.88%, 11/30/27	7,500,000	7,376,953
0.63%, 12/31/27	10,000,000	8,700,781
3.88%, 12/31/27	7,500,000	7,376,074
0.75%, 01/31/28	11,000,000	9,594,492
3.50%, 01/31/28	7,500,000	7,275,879
2.75%, 02/15/28	10,850,000	10,230,787
1.13%, 02/29/28	10,500,000	9,278,145
4.00%, 02/29/28	7,500,000	7,408,594
1.25%, 03/31/28	9,500,000	8,419,746
3.63%, 03/31/28	8,000,000	7,791,875
1.25%, 04/30/28	11,000,000	9,725,977
3.50%, 04/30/28	7,500,000	7,268,848
2.88%, 05/15/28	12,350,000	11,671,715
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.25%, 05/31/28	11,300,000	9,969,602
3.63%, 05/31/28	8,000,000	7,789,062
1.25%, 06/30/28	10,400,000	9,156,063
4.00%, 06/30/28	8,000,000	7,904,688
1.00%, 07/31/28	10,200,000	8,860,453
4.13%, 07/31/28	7,500,000	7,448,438
2.88%, 08/15/28	11,050,000	10,416,352
1.13%, 08/31/28	10,900,000	9,499,606
4.38%, 08/31/28	7,500,000	7,525,195
1.25%, 09/30/28	10,350,000	9,052,611
4.63%, 09/30/28	8,600,000	8,717,242
1.38%, 10/31/28	10,100,000	8,869,852
4.88%, 10/31/28	9,000,000	9,221,133
3.13%, 11/15/28	9,750,000	9,272,402
1.50%, 11/30/28	10,000,000	8,817,969
4.38%, 11/30/28	9,500,000	9,541,934
1.38%, 12/31/28	9,500,000	8,308,418
3.75%, 12/31/28	9,700,000	9,480,992
1.75%, 01/31/29	9,400,000	8,357,922
4.00%, 01/31/29	10,500,000	10,379,824
2.63%, 02/15/29	10,150,000	9,405,799
1.88%, 02/28/29	8,300,000	7,413,262
4.25%, 02/28/29	12,000,000	12,001,875
2.38%, 03/31/29	8,000,000	7,312,500
2.88%, 04/30/29	7,500,000	7,019,531
2.38%, 05/15/29	8,050,000	7,345,625
2.75%, 05/31/29	6,300,000	5,853,340
3.25%, 06/30/29	6,300,000	5,994,105
2.63%, 07/31/29	6,400,000	5,896,750
1.63%, 08/15/29	7,350,000	6,432,111
3.13%, 08/31/29	6,000,000	5,663,906
3.88%, 09/30/29	5,600,000	5,489,750
4.00%, 10/31/29	5,800,000	5,719,117
1.75%, 11/15/29	4,900,000	4,298,410
3.88%, 11/30/29	5,100,000	4,997,402
3.88%, 12/31/29	5,500,000	5,387,637
3.50%, 01/31/30	5,400,000	5,182,523
1.50%, 02/15/30	10,150,000	8,686,576
4.00%, 02/28/30	5,050,000	4,976,025
3.63%, 03/31/30	5,200,000	5,019,828
3.50%, 04/30/30	5,400,000	5,174,719
0.63%, 05/15/30	14,105,000	11,328,629
3.75%, 05/31/30	5,500,000	5,341,230
3.75%, 06/30/30	5,300,000	5,145,762
4.00%, 07/31/30	5,500,000	5,415,566
0.63%, 08/15/30	17,700,000	14,095,699
4.13%, 08/31/30	6,000,000	5,947,031
4.63%, 09/30/30	5,500,000	5,608,711
4.88%, 10/31/30	6,400,000	6,618,500
0.88%, 11/15/30	18,900,000	15,218,930
4.38%, 11/30/30	6,750,000	6,788,496
3.75%, 12/31/30	6,950,000	6,736,613
4.00%, 01/31/31	7,100,000	6,986,289
1.13%, 02/15/31	17,750,000	14,477,344
4.25%, 02/28/31	8,000,000	7,991,875
1.63%, 05/15/31	17,550,000	14,714,578
1.25%, 08/15/31	19,250,000	15,589,492
1.38%, 11/15/31	18,700,000	15,184,984
1.88%, 02/15/32	19,000,000	15,960,000
2.88%, 05/15/32	18,050,000	16,319,738
2.75%, 08/15/32	18,450,000	16,475,273
4.13%, 11/15/32	18,950,000	18,753,098
3.50%, 02/15/33	16,900,000	15,946,734
3.38%, 05/15/33	17,900,000	16,704,336
3.88%, 08/15/33	20,000,000	19,406,250
See financial notes
78Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 11/15/33	21,150,000	21,554,824
4.00%, 02/15/34	10,000,000	9,805,469
Total Treasuries (Cost $1,975,817,927)		1,911,245,740

GOVERNMENT RELATED 4.8% OF NET ASSETS

Agency 1.7%
Foreign 0.8%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	350,000	338,170
0.38%, 09/17/25	500,000	466,780
4.63%, 11/03/25	500,000	497,850
0.50%, 02/02/26	500,000	461,400
5.00%, 10/23/26	200,000	202,020
		1,966,220
Canada 0.0%
Export Development Canada
3.38%, 08/26/25	350,000	342,521
4.38%, 06/29/26	300,000	298,260
3.00%, 05/25/27	550,000	525,343
3.88%, 02/14/28	750,000	734,400
		1,900,524
Germany 0.3%
Kreditanstalt fuer Wiederaufbau
2.50%, 11/20/24(h)	730,000	715,918
1.25%, 01/31/25(h)	950,000	917,244
2.00%, 05/02/25(h)	450,000	434,718
3.13%, 06/10/25(h)	250,000	244,370
0.38%, 07/18/25(h)	1,250,000	1,175,037
0.63%, 01/22/26(h)	1,000,000	926,960
1.00%, 10/01/26(h)	650,000	594,874
3.00%, 05/20/27(h)	950,000	907,839
3.75%, 02/15/28(h)	400,000	389,976
2.88%, 04/03/28(h)	750,000	706,590
3.88%, 06/15/28(h)	1,000,000	978,510
1.75%, 09/14/29(h)	400,000	349,216
0.75%, 09/30/30(h)	400,000	318,660
4.75%, 10/29/30(h)	400,000	408,596
4.13%, 07/15/33(h)	1,000,000	977,700
0.00%, 04/18/36(h)(i)	300,000	173,967
0.00%, 06/29/37(h)(i)	450,000	246,528
Landwirtschaftliche Rentenbank
2.00%, 01/13/25(h)	300,000	291,951
0.50%, 05/27/25(h)	300,000	283,857
2.38%, 06/10/25(h)	500,000	483,865
0.88%, 03/30/26(h)	250,000	231,355
1.75%, 07/27/26(h)	250,000	233,835
3.88%, 09/28/27(h)	250,000	245,033
2.50%, 11/15/27(h)	250,000	233,305
0.88%, 09/03/30(h)	500,000	400,435
		12,870,339
Japan 0.2%
Japan Bank for International Cooperation
2.50%, 05/28/25	250,000	241,905
0.63%, 07/15/25	500,000	470,270
3.88%, 09/16/25	300,000	294,486
2.75%, 01/21/26	200,000	192,112
4.25%, 01/26/26	250,000	246,802
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 04/20/26	500,000	474,570
4.25%, 04/27/26	750,000	739,912
1.88%, 07/21/26	400,000	373,400
2.25%, 11/04/26	300,000	281,019
1.63%, 01/20/27	200,000	183,286
2.88%, 06/01/27	200,000	188,924
2.88%, 07/21/27	200,000	188,594
2.75%, 11/16/27	450,000	420,030
3.25%, 07/20/28	200,000	188,874
3.50%, 10/31/28	200,000	190,054
2.13%, 02/16/29	250,000	221,848
2.00%, 10/17/29	200,000	173,772
1.25%, 01/21/31	250,000	200,263
1.88%, 04/15/31	700,000	581,553
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	186,582
2.75%, 04/27/27	200,000	187,900
1.00%, 07/22/30	380,000	302,043
1.75%, 04/28/31	200,000	163,680
		6,691,879
Norway 0.1%
Equinor ASA
2.88%, 04/06/25(a)	250,000	244,145
1.75%, 01/22/26(a)	200,000	188,352
3.00%, 04/06/27(a)	200,000	189,298
3.63%, 09/10/28(a)	300,000	287,172
3.13%, 04/06/30(a)	250,000	228,067
2.38%, 05/22/30(a)	300,000	260,871
3.63%, 04/06/40(a)	100,000	82,570
5.10%, 08/17/40	114,000	112,447
4.25%, 11/23/41	100,000	88,904
3.95%, 05/15/43	150,000	125,409
4.80%, 11/08/43	100,000	94,202
3.25%, 11/18/49(a)	300,000	215,853
3.70%, 04/06/50(a)	250,000	195,373
		2,312,663
Republic of Korea 0.1%
Export-Import Bank of Korea
2.88%, 01/21/25	400,000	391,876
0.75%, 09/21/25	750,000	701,782
3.25%, 11/10/25(c)	750,000	727,672
1.63%, 01/18/27	250,000	228,345
4.25%, 09/15/27	200,000	195,808
1.25%, 09/21/30	500,000	400,000
2.13%, 01/18/32	250,000	205,558
5.13%, 01/11/33	200,000	203,138
4.63%, 01/11/34	200,000	195,470
2.50%, 06/29/41	200,000	142,620
Korea Development Bank
2.13%, 10/01/24	250,000	245,282
4.00%, 09/08/25	200,000	196,648
3.00%, 01/13/26	200,000	193,050
0.80%, 04/27/26	200,000	183,004
4.38%, 02/15/28	500,000	493,325
4.50%, 02/15/29	500,000	495,125
2.00%, 10/25/31	250,000	204,405
4.25%, 09/08/32	250,000	238,973
4.38%, 02/15/33	200,000	192,332
		5,834,413
See financial notes
Schwab Taxable Bond Funds | Semiannual Report79

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sweden 0.1%
Svensk Exportkredit AB
0.38%, 07/30/24	200,000	195,940
0.63%, 05/14/25	275,000	260,722
4.00%, 07/15/25	500,000	492,840
0.50%, 08/26/25	150,000	140,346
4.63%, 11/28/25	350,000	348,012
2.25%, 03/22/27	250,000	233,040
4.13%, 06/14/28	200,000	196,632
4.88%, 10/04/30	500,000	507,725
		2,375,257
		33,951,295
U.S. 0.9%
Federal Farm Credit Banks Funding Corp.
5.13%, 10/10/25	3,000,000	3,012,150
4.88%, 11/13/25	3,000,000	3,004,650
4.00%, 01/06/28	500,000	492,825
Federal Home Loan Banks
0.50%, 04/14/25	1,000,000	952,100
0.88%, 06/12/26	500,000	460,660
4.38%, 06/12/26	1,000,000	993,780
4.75%, 06/12/26	1,000,000	1,003,070
4.63%, 11/17/26	2,500,000	2,511,250
4.00%, 06/30/28	2,000,000	1,979,760
3.25%, 11/16/28	2,850,000	2,729,588
4.75%, 12/08/28	1,500,000	1,529,985
5.50%, 07/15/36	330,000	361,317
Federal Home Loan Mortgage Corp.
0.38%, 07/21/25	4,000,000	3,764,520
0.38%, 09/23/25	2,000,000	1,868,900
6.75%, 03/15/31	200,000	228,642
6.25%, 07/15/32	1,100,000	1,247,323
Federal National Mortgage Association
0.63%, 04/22/25	1,000,000	952,570
0.50%, 06/17/25	2,000,000	1,892,780
0.38%, 08/25/25	1,500,000	1,405,770
0.50%, 11/07/25	3,000,000	2,797,140
2.13%, 04/24/26	1,000,000	951,130
1.88%, 09/24/26	1,500,000	1,405,950
0.75%, 10/08/27	500,000	439,825
6.03%, 10/08/27	164,000	172,672
7.25%, 05/15/30	1,000,000	1,157,680
0.88%, 08/05/30	2,000,000	1,612,860
6.63%, 11/15/30	2,180,000	2,461,765
5.63%, 07/15/37	500,000	553,330
Tennessee Valley Authority
4.65%, 06/15/35	655,000	654,810
4.63%, 09/15/60	150,000	140,820
		42,739,622
		76,690,917

Local Authority 0.8%
Foreign 0.2%
Canada 0.2%
Hydro-Quebec
8.50%, 12/01/29	100,000	116,981
Province of Alberta
1.00%, 05/20/25	400,000	380,908
3.30%, 03/15/28	200,000	190,502
1.30%, 07/22/30	450,000	369,342
4.50%, 01/24/34	200,000	196,826
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Province of British Columbia
2.25%, 06/02/26	150,000	142,164
0.90%, 07/20/26	300,000	274,530
4.80%, 11/15/28	400,000	404,756
1.30%, 01/29/31(c)	500,000	405,675
4.20%, 07/06/33	250,000	241,688
Province of Manitoba
2.13%, 06/22/26	230,000	216,954
1.50%, 10/25/28	150,000	131,073
Province of New Brunswick
3.63%, 02/24/28	150,000	143,879
Province of Ontario
0.63%, 01/21/26	250,000	231,280
1.05%, 04/14/26	500,000	462,990
2.50%, 04/27/26	200,000	190,856
2.30%, 06/15/26	200,000	189,506
3.10%, 05/19/27	400,000	382,076
1.05%, 05/21/27	450,000	402,205
4.20%, 01/18/29	500,000	492,795
2.00%, 10/02/29	200,000	175,182
1.13%, 10/07/30	500,000	403,235
1.60%, 02/25/31	250,000	206,190
1.80%, 10/14/31	500,000	412,200
Province of Quebec
1.50%, 02/11/25	350,000	338,146
0.60%, 07/23/25	500,000	470,810
2.50%, 04/20/26	450,000	429,628
2.75%, 04/12/27	200,000	189,282
3.63%, 04/13/28	500,000	482,340
7.50%, 09/15/29	421,000	480,710
1.35%, 05/28/30	250,000	207,050
1.90%, 04/21/31	250,000	209,608
4.50%, 09/08/33	200,000	197,548
Province of Saskatchewan
3.25%, 06/08/27	200,000	191,550
		9,960,465
U.S. 0.6%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	90,000	95,979
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	334,207
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	400,000	455,264
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	230,000	279,888
Board of Regents of the University of Texas System
TXBL-SER A
3.35%, 08/15/47 (a)	250,000	186,354
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,060,439
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	400,000	486,604
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	500,000	585,231
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	200,000	235,232
See financial notes
80Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California State University
RB Series 2017B
3.90%, 11/01/47(a)	50,000	42,410
TXBL-REF-SER B
2.98%, 11/01/51(a)	200,000	140,882
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	100,000	110,127
Series C
4.47%, 01/01/49	150,000	137,956
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	708,318	788,306
City of Atlanta GA Water & Wastewater Revenue
2.26%, 11/01/35 (a)	125,000	99,713
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	120,000	103,924
City of New York
6.27%, 12/01/37	200,000	215,838
City of San Antonio TX Electric & Gas Systems Revenue
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	190,000	204,841
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	200,000	185,405
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	103,810
Series H
2.90%, 09/01/49	100,000	70,204
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	100,000	103,921
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	250,000	260,932
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	150,000	175,417
County of Miami-Dade Water & Sewer System Revenue
Series C
3.49%, 10/01/42 (a)	100,000	80,983
Dallas Area Rapid Transit
Series B
6.00%, 12/01/44	140,000	153,180
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	100,000	103,536
Dallas/Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	250,000	175,849
Series A
2.99%, 11/01/38	100,000	82,471
Series C
3.09%, 11/01/40(a)	250,000	197,060
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	100,000	91,414
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	350,867
Foothill-Eastern Transportation Corridor Agency
Series A
3.92%, 01/15/53 (a)	100,000	80,553
Golden State Tobacco Securitization Corp.
3.71%, 06/01/41(a)	100,000	76,621
4.21%, 06/01/50(a)	100,000	75,989
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	100,000	100,290
Health & Educational Facilities Authority of the State of Missouri
3.23%, 05/15/50 (a)	150,000	108,717
Illinois
GO (Build America Bonds) Series 2010
6.73%, 04/01/35	101,538	106,159
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,537,000	1,515,298
Illinois State Toll Highway Authority
RB (Build America Bonds) Series A
6.18%, 01/01/34	100,000	107,855
JobsOhio Beverage System
2.83%, 01/01/38	50,000	41,017
RB (Build America Bonds) Series B
3.99%, 01/01/29	415,000	405,887
Series B
4.53%, 01/01/35	300,000	295,039
Kansas Development Finance Authority
RB Series H
4.93%, 04/15/45	100,000	95,121
Los Angeles Community College District/CA
GO Bonds Series 2020
1.61%, 08/01/28	275,000	246,002
GO Bonds Series 2020
2.11%, 08/01/32(a)	250,000	207,574
Los Angeles County Public Works Financing Auth
7.62%, 08/01/40	100,000	121,216
Los Angeles Department of Water & Power Power System
5.72%, 07/01/39	100,000	103,810
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	200,000	229,291
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	250,000	259,021
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	500,000	548,689
Louisiana Local Government Environmental Facilities & Community Development Authority
5.05%, 12/01/34(a)	250,000	251,648
RB Series A
4.15%, 02/01/33(a)	250,000	241,750
See financial notes
Schwab Taxable Bond Funds | Semiannual Report81

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40(a)	150,000	112,054
RB Series D
3.20%, 07/01/50	150,000	102,877
Massachusetts School Building Authority
RB Series B
1.75%, 08/15/30	500,000	426,163
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	130,000	126,658
Metropolitan Transportation Authority
RB (Build America Bonds) Series C
7.34%, 11/15/39	200,000	241,182
RB (Build America Bonds) Series E
6.81%, 11/15/40	330,000	365,556
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	200,000	163,289
Michigan State Building Authority
RB Series 2020
2.71%, 10/15/40 (a)	250,000	186,844
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	142,000	157,968
RB (Build America Bonds) Series A
6.64%, 04/01/57	142,000	159,551
RB Series B
7.06%, 04/01/57	294,000	319,274
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	250,000	267,939
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	330,000	333,604
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	350,000	427,100
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	409,516
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2010
5.57%, 11/01/38	200,000	205,464
New York City Water & Sewer System
RB (Build America Bonds) Series GG
5.72%, 06/15/42	125,000	129,452
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	269,206
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	100,000	106,805
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	50,000	52,744
RB Series 2009F
5.63%, 03/15/39	100,000	103,755
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	100,000	101,356
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	150,000	176,657
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	300,000	291,217
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	430,000	437,220
Oregon School Boards Association
Series B
5.55%, 06/30/28	240,000	242,672
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	150,000	157,998
Consolidated Bonds 165th Series
5.65%, 11/01/40	100,000	106,018
Consolidated Bonds 168th Series
4.93%, 10/01/51	200,000	194,492
Consolidated Bonds 174th Series
4.46%, 10/01/62	450,000	401,827
Consolidated Bonds 181st Series
4.96%, 08/01/46	100,000	95,747
Consolidated Bonds 192th Series
4.81%, 10/15/65	170,000	160,593
Consolidated Bonds 215th Series
3.29%, 08/01/69	100,000	67,162
Regents of the University of California Medical Center Pooled Revenue
RB (Build America Bonds) Series F
6.58%, 05/15/49	75,000	85,511
RB (Build America Bonds) Series H
6.55%, 05/15/48	100,000	115,223
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	50,000	54,664
Rutgers The State University of New Jersey
Series P
3.92%, 05/01/19 (a)	100,000	71,069
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	15,000	12,528
RB Series B
3.82%, 01/01/48	150,000	120,557
San Diego County Water Authority., Class B
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	100,000	110,214
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	100,000	89,991
State Board of Administration Finance Corp.
Series A
1.71%, 07/01/27	400,000	360,294
Series A
2.15%, 07/01/30	600,000	506,141
See financial notes
82Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State of California
2.38%, 10/01/26	175,000	165,170
7.63%, 03/01/40	300,000	365,361
GO Bonds
7.60%, 11/01/40	300,000	371,589
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	85,714	92,570
State of Washington
5.14%, 08/01/40	100,000	100,964
Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	580,000	607,158
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/35(a)	200,000	201,927
5.17%, 04/01/41(a)	200,000	203,036
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	150,000	122,034
Texas Transportation Commission
GO Bonds Series 2020
2.47%, 10/01/44 (a)	400,000	276,168
The Pennsylvania State University
2.84%, 09/01/50	150,000	104,391
University of California
0.88%, 05/15/25(a)	250,000	238,005
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	500,000	524,904
RB Series 2015AQ
4.77%, 05/15/15	150,000	134,908
RB Series 2020BG
1.32%, 05/15/27(a)	195,000	175,454
RB Series AD
4.86%, 05/15/12	100,000	92,146
RB Series BG
1.61%, 05/15/30(a)	250,000	209,043
University of Michigan
4.45%, 04/01/22(a)	100,000	85,488
Series B
2.44%, 04/01/40(a)	250,000	180,564
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	100,000	67,069
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50(a)	400,000	243,022
Series C
4.18%, 09/01/17(a)	100,000	79,904
		26,182,818
		36,143,283

Sovereign 0.9%
Canada 0.0%
Canada Government International Bonds
2.88%, 04/28/25	650,000	634,491
0.75%, 05/19/26	250,000	229,855
3.75%, 04/26/28	500,000	487,545
		1,351,891
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chile 0.1%
Chile Government International Bonds
3.13%, 01/21/26	200,000	193,346
3.24%, 02/06/28(a)	250,000	234,342
2.45%, 01/31/31(a)	300,000	255,663
2.55%, 01/27/32(a)	200,000	168,588
2.55%, 07/27/33(a)	500,000	405,180
4.95%, 01/05/36(a)	400,843	387,968
3.10%, 05/07/41(a)	550,000	404,701
4.34%, 03/07/42(a)	250,000	216,828
3.63%, 10/30/42	150,000	117,029
3.86%, 06/21/47	200,000	157,284
3.50%, 01/25/50(a)	500,000	363,695
4.00%, 01/31/52(a)	200,000	157,458
5.33%, 01/05/54(a)	300,000	287,385
3.10%, 01/22/61(a)	450,000	282,658
3.25%, 09/21/71(a)	200,000	125,924
		3,758,049
Hungary 0.0%
Hungary Government International Bonds
7.63%, 03/29/41	300,000	343,992
Indonesia 0.1%
Indonesia Government International Bonds
3.50%, 01/11/28	200,000	189,902
4.55%, 01/11/28(a)	300,000	295,527
4.10%, 04/24/28	250,000	241,913
4.75%, 02/11/29	200,000	198,116
3.40%, 09/18/29	250,000	231,000
2.85%, 02/14/30	400,000	355,428
3.85%, 10/15/30	300,000	279,546
2.15%, 07/28/31(a)	200,000	164,060
4.65%, 09/20/32(a)	250,000	241,920
4.85%, 01/11/33(a)	200,000	196,576
4.35%, 01/11/48	400,000	346,032
5.35%, 02/11/49	200,000	199,904
3.70%, 10/30/49	300,000	231,186
3.50%, 02/14/50	200,000	147,834
4.20%, 10/15/50	250,000	208,460
3.05%, 03/12/51	400,000	279,980
5.65%, 01/11/53(a)	200,000	206,658
4.45%, 04/15/70	200,000	166,656
3.35%, 03/12/71	200,000	131,298
		4,311,996
Israel 0.1%
Israel Government International Bonds
2.88%, 03/16/26	200,000	190,276
3.25%, 01/17/28	200,000	185,334
2.75%, 07/03/30	350,000	300,132
4.50%, 01/17/33	350,000	326,252
4.50%, 01/30/43	300,000	259,380
4.13%, 01/17/48	200,000	156,548
3.88%, 07/03/50	300,000	221,424
4.50%, 04/03/20	200,000	147,476
State of Israel
2.50%, 01/15/30	200,000	171,166
3.38%, 01/15/50	350,000	235,813
		2,193,801
Italy 0.0%
Republic of Italy Government International Bonds
1.25%, 02/17/26	600,000	554,568
2.88%, 10/17/29	475,000	418,993
See financial notes
Schwab Taxable Bond Funds | Semiannual Report83

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.38%, 06/15/33	250,000	245,860
4.00%, 10/17/49	550,000	397,254
3.88%, 05/06/51	500,000	346,505
		1,963,180
Mexico 0.2%
Mexico Government International Bonds
3.90%, 04/27/25(a)	200,000	197,196
4.13%, 01/21/26	288,000	282,995
4.15%, 03/28/27	500,000	488,395
3.75%, 01/11/28	800,000	759,016
4.50%, 04/22/29	600,000	578,058
3.25%, 04/16/30(a)	500,000	443,215
2.66%, 05/24/31(a)	400,000	331,856
8.30%, 08/15/31	150,000	177,624
4.75%, 04/27/32(a)	700,000	659,995
4.88%, 05/19/33(a)	400,000	377,188
6.75%, 09/27/34	362,000	382,960
6.00%, 05/07/36(a)	750,000	748,687
6.05%, 01/11/40	700,000	687,169
4.28%, 08/14/41(a)	400,000	318,364
4.75%, 03/08/44	950,000	786,153
5.55%, 01/21/45	550,000	508,051
4.60%, 01/23/46	450,000	359,852
4.35%, 01/15/47	300,000	231,939
4.60%, 02/10/48	400,000	317,024
4.50%, 01/31/50(a)	475,000	370,491
5.00%, 04/27/51(a)	450,000	375,259
4.40%, 02/12/52(a)	250,000	189,145
6.34%, 05/04/53(a)	400,000	391,632
6.40%, 05/07/54(a)	300,000	296,466
3.77%, 05/24/61(a)	600,000	386,862
5.75%, 10/12/10	420,000	364,203
		11,009,795
Panama 0.1%
Panama Government International Bonds
3.75%, 03/16/25(a)	300,000	293,091
8.88%, 09/30/27	250,000	270,002
3.88%, 03/17/28(a)	200,000	181,462
9.38%, 04/01/29	100,000	110,748
3.16%, 01/23/30(a)	200,000	164,736
2.25%, 09/29/32(a)	1,000,000	703,000
3.30%, 01/19/33(a)	200,000	151,422
6.40%, 02/14/35(a)	250,000	231,298
6.70%, 01/26/36	131,000	124,100
4.50%, 05/15/47	250,000	167,413
4.50%, 04/16/50(a)	400,000	261,376
4.30%, 04/29/53	200,000	126,050
6.85%, 03/28/54(a)	200,000	176,690
4.50%, 04/01/56(a)	550,000	348,282
3.87%, 07/23/60(a)	650,000	364,942
4.50%, 01/19/63(a)	250,000	155,700
		3,830,312
Peru 0.1%
Peru Government International Bonds
7.35%, 07/21/25	250,000	256,562
2.39%, 01/23/26(a)	200,000	189,666
4.13%, 08/25/27	250,000	242,172
2.84%, 06/20/30	150,000	131,003
2.78%, 01/23/31(a)	400,000	340,888
1.86%, 12/01/32(a)	300,000	227,589
8.75%, 11/21/33	450,000	553,743
3.00%, 01/15/34(a)	200,000	163,038
6.55%, 03/14/37	300,000	324,279
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.30%, 03/11/41(a)	250,000	185,968
5.63%, 11/18/50	395,000	392,041
3.55%, 03/10/51(a)	350,000	251,975
2.78%, 12/01/60(a)	250,000	143,793
3.60%, 01/15/72(a)	200,000	131,786
3.23%, 07/28/21(a)	200,000	114,686
		3,649,189
Philippines 0.1%
Philippines Government International Bonds
10.63%, 03/16/25	800,000	845,872
5.50%, 03/30/26	200,000	202,632
3.00%, 02/01/28	400,000	371,928
3.75%, 01/14/29	200,000	189,708
9.50%, 02/02/30	250,000	307,490
2.46%, 05/05/30	200,000	172,664
7.75%, 01/14/31	350,000	404,127
1.95%, 01/06/32	200,000	159,958
6.38%, 01/15/32	300,000	324,864
5.61%, 04/13/33	200,000	207,586
6.38%, 10/23/34	600,000	660,084
3.95%, 01/20/40	600,000	514,530
3.70%, 03/01/41	550,000	450,615
3.70%, 02/02/42	400,000	325,416
2.95%, 05/05/45	200,000	138,862
3.20%, 07/06/46	500,000	357,645
4.20%, 03/29/47	200,000	167,346
5.50%, 01/17/48	200,000	203,616
		6,004,943
Poland 0.0%
Republic of Poland Government International Bonds
3.25%, 04/06/26	1,000,000	973,830
5.75%, 11/16/32(a)	300,000	313,347
4.88%, 10/04/33(a)	400,000	392,484
5.50%, 04/04/53(a)	350,000	350,480
		2,030,141
Republic of Korea 0.0%
Korea International Bonds
5.63%, 11/03/25(c)	232,000	234,227
2.75%, 01/19/27	250,000	237,058
3.50%, 09/20/28	200,000	191,576
2.50%, 06/19/29	200,000	181,378
1.75%, 10/15/31(c)	200,000	164,946
4.13%, 06/10/44	200,000	180,344
		1,189,529
Uruguay 0.1%
Uruguay Government International Bonds
4.38%, 10/27/27	300,000	297,036
4.38%, 01/23/31(a)	350,000	341,527
5.75%, 10/28/34(a)	200,000	210,492
7.63%, 03/21/36	250,000	300,990
4.13%, 11/20/45	150,000	130,989
5.10%, 06/18/50	750,000	721,867
4.98%, 04/20/55	400,000	373,300
		2,376,201
		44,013,019

Supranational* 1.4%
African Development Bank
3.38%, 07/07/25	250,000	244,900
0.88%, 03/23/26	250,000	231,455
See financial notes
84Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.88%, 07/22/26	500,000	457,895
4.63%, 01/04/27	350,000	350,718
4.13%, 02/25/27	500,000	494,375
4.38%, 11/03/27	500,000	498,315
4.38%, 03/14/28	250,000	249,315
5.75%, 05/07/34(j)	200,000	196,150
Asian Development Bank
0.63%, 04/29/25	400,000	380,420
2.88%, 05/06/25	550,000	536,674
0.38%, 09/03/25	800,000	748,360
4.25%, 01/09/26	1,000,000	991,490
0.50%, 02/04/26	750,000	692,415
1.00%, 04/14/26	1,000,000	926,770
2.00%, 04/24/26	500,000	472,995
2.63%, 01/12/27	500,000	474,930
4.13%, 01/12/27	500,000	494,670
1.50%, 01/20/27	500,000	459,690
3.13%, 08/20/27	500,000	478,510
2.50%, 11/02/27	500,000	467,235
2.75%, 01/19/28	200,000	187,960
3.75%, 04/25/28	500,000	487,185
5.82%, 06/16/28	250,000	262,658
4.50%, 08/25/28	500,000	502,345
1.88%, 03/15/29	300,000	266,361
1.75%, 09/19/29	250,000	217,770
1.88%, 01/24/30	400,000	347,552
0.75%, 10/08/30	750,000	594,637
1.50%, 03/04/31	500,000	413,815
3.88%, 09/28/32	650,000	625,865
4.00%, 01/12/33	350,000	339,588
3.88%, 06/14/33	350,000	335,885
4.13%, 01/12/34	350,000	342,269
Asian Infrastructure Investment Bank
0.50%, 05/28/25	500,000	472,820
3.38%, 06/29/25	300,000	293,640
0.50%, 01/27/26	1,750,000	1,615,390
4.13%, 01/18/29	500,000	493,890
Corp. Andina de Fomento
1.63%, 09/23/25	300,000	283,191
2.25%, 02/08/27	400,000	368,064
5.00%, 01/24/29	500,000	498,010
Council of Europe Development Bank
1.38%, 02/27/25	650,000	626,632
0.88%, 09/22/26	400,000	364,432
European Bank for Reconstruction & Development
1.63%, 09/27/24	250,000	244,875
0.50%, 05/19/25	850,000	805,171
0.50%, 11/25/25	500,000	464,585
0.50%, 01/28/26	500,000	461,915
4.13%, 01/25/29	500,000	494,425
European Investment Bank
1.88%, 02/10/25	450,000	436,824
1.63%, 03/14/25	700,000	676,095
0.63%, 07/25/25	1,000,000	943,040
0.38%, 12/15/25	1,000,000	925,770
0.38%, 03/26/26	500,000	458,430
2.13%, 04/13/26	500,000	474,915
0.75%, 10/26/26	500,000	453,365
1.38%, 03/15/27	750,000	684,705
2.38%, 05/24/27	450,000	422,289
3.25%, 11/15/27	500,000	479,885
3.88%, 03/15/28	750,000	735,292
4.50%, 10/16/28	750,000	754,245
4.00%, 02/15/29	750,000	737,932
1.63%, 10/09/29	350,000	302,953
0.88%, 05/17/30	170,000	138,026
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.75%, 09/23/30	500,000	398,845
1.25%, 02/14/31	500,000	408,810
1.63%, 05/13/31	250,000	208,828
3.75%, 02/14/33	500,000	477,865
4.88%, 02/15/36	1,750,000	1,816,342
Inter-American Development Bank
1.75%, 03/14/25	500,000	483,245
0.88%, 04/03/25	300,000	286,806
0.63%, 07/15/25	400,000	377,336
0.88%, 04/20/26	250,000	231,030
4.50%, 05/15/26	500,000	498,535
2.00%, 06/02/26	524,000	494,556
2.00%, 07/23/26	300,000	282,414
1.50%, 01/13/27	500,000	460,000
2.38%, 07/07/27	350,000	327,331
0.63%, 09/16/27	1,000,000	875,640
1.13%, 07/20/28	500,000	435,410
3.13%, 09/18/28	650,000	616,102
4.13%, 02/15/29	500,000	494,715
2.25%, 06/18/29	700,000	629,797
3.50%, 09/14/29	500,000	478,245
1.13%, 01/13/31	750,000	606,345
3.50%, 04/12/33	500,000	465,500
4.50%, 09/13/33	350,000	352,163
4.38%, 01/24/44	500,000	475,895
Inter-American Investment Corp.
2.63%, 04/22/25	250,000	243,050
International Bank for Reconstruction & Development
0.75%, 03/11/25	850,000	813,671
0.63%, 04/22/25	1,500,000	1,427,865
0.38%, 07/28/25	1,250,000	1,173,850
2.50%, 07/29/25	1,150,000	1,112,682
0.50%, 10/28/25	1,000,000	932,060
0.88%, 07/15/26	550,000	504,680
1.88%, 10/27/26	200,000	186,806
3.13%, 06/15/27	500,000	479,800
2.50%, 11/22/27	350,000	326,897
0.75%, 11/24/27	1,000,000	874,150
1.38%, 04/20/28	1,000,000	885,510
3.50%, 07/12/28	1,000,000	964,860
1.13%, 09/13/28	500,000	433,615
3.63%, 09/21/29	500,000	481,640
1.75%, 10/23/29	450,000	390,969
3.88%, 02/14/30	1,000,000	973,240
0.88%, 05/14/30	500,000	404,635
4.00%, 07/25/30	750,000	733,395
0.75%, 08/26/30	750,000	596,715
4.00%, 01/10/31	800,000	780,800
1.25%, 02/10/31	750,000	610,125
1.63%, 11/03/31	1,000,000	822,480
2.50%, 03/29/32	750,000	655,110
4.75%, 11/14/33	550,000	565,185
4.75%, 02/15/35	80,000	81,221
International Finance Corp.
0.38%, 07/16/25	450,000	423,144
3.63%, 09/15/25	500,000	490,800
2.13%, 04/07/26	200,000	190,008
0.75%, 10/08/26	300,000	272,442
4.50%, 07/13/28	250,000	251,143
0.75%, 08/27/30	400,000	318,784
Nordic Investment Bank
2.63%, 04/04/25	250,000	243,540
0.38%, 09/11/25	450,000	420,755
See financial notes
Schwab Taxable Bond Funds | Semiannual Report85

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.50%, 01/21/26	250,000	231,155
4.38%, 03/14/28	250,000	249,360
		63,609,875
Total Government Related (Cost $242,869,571)		220,457,094

SECURITIZED 28.1% OF NET ASSETS

Asset-Backed Securities 0.0%
Auto Backed 0.0%
Ford Credit Floorplan Master Owner Trust A
Series 2019-2, Class A
3.06%, 04/15/26 (a)	172,000	171,509
Credit Card 0.0%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	1,000,000	933,711
Electric 0.0%
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	82,328	78,661
4.26%, 06/01/38	100,000	94,242
4.45%, 12/01/49	200,000	179,994
4.67%, 12/01/53	200,000	186,378
5.10%, 06/01/54	175,000	172,844
		712,119
		1,817,339

Commercial Mortgage-Backed Security 2.1%
Bank
Series 2017-BNK7, Class A5
3.44%, 09/15/60(a)	150,000	141,154
Series 2017-BNK8, Class A4
3.49%, 11/15/50(a)	1,190,000	1,097,375
Series 2017-BNK9, Class A4
3.54%, 11/15/54(a)	950,000	893,832
Series 2019-BN19, Class A3
3.18%, 08/15/61(a)	600,000	525,995
Series 2020-BN26, Class A4
2.40%, 03/15/63(a)	300,000	256,008
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class A3
2.90%, 07/15/49 (a)	141,063	134,320
BBCMS Mortgage Trust
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	449,000	428,590
Benchmark Mortgage Trust
Series 2019-B10, Class A4
3.72%, 03/15/62(a)	5,090,000	4,736,808
Series 2019-B12, Class A5
3.12%, 08/15/52(a)	700,000	632,327
Series 2019-B13, Class A4
2.95%, 08/15/57(a)	3,500,000	3,121,132
Series 2019-B9, Class A5
4.02%, 03/15/52(a)	600,000	558,890
Series 2020-B16, Class A5
2.73%, 02/15/53(a)	1,000,000	873,130
CD Mortgage Trust
Series 2016-CD2, Class A4
3.53%, 11/10/49 (a)	240,000	223,235
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3
3.87%, 01/10/48(a)	402,000	388,077
Series 2016-C4, Class A4
3.28%, 05/10/58(a)	430,000	410,252
Series 2016-C7, Class A3
3.84%, 12/10/54(a)	2,200,000	2,085,484
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class A4
3.64%, 10/10/47(a)	253,748	249,955
Series 2016-GC36, Class A5
3.62%, 02/10/49(a)	2,260,000	2,150,931
Series 2016-GC37, Class A4
3.31%, 04/10/49(a)	100,000	94,997
Series 2017-C4, Class A4
3.47%, 10/12/50(a)	5,700,000	5,340,888
COMM Mortgage Trust
Series 2014-LC17, Class A5
3.92%, 10/10/47(a)	45,000	44,430
Series 2015-CR24, Class A5
3.70%, 08/10/48(a)	1,148,000	1,114,574
Series 2015-LC23, Class A4
3.77%, 10/10/48(a)	330,000	318,450
Series 2016-CR28, Class A4
3.76%, 02/10/49(a)	602,000	580,744
Series 2016-DC2, Class A5
3.77%, 02/10/49(a)	300,000	289,292
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,500,000	2,201,593
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)	2,000,000	1,894,631
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K052, Class A2
3.15%, 11/25/25(a)	100,000	97,087
Series K054, Class A2
2.75%, 01/25/26(a)	10,000	9,619
Series K058, Class A2
2.65%, 08/25/26(a)	600,000	570,116
Series K061, Class A2
3.35%, 11/25/26(a)(k)	2,486,885	2,397,941
Series K062, Class A2
3.41%, 12/25/26(a)	300,000	289,382
Series K064, Class A2
3.22%, 03/25/27(a)	750,000	718,702
Series K066, Class A2
3.12%, 06/25/27(a)	1,200,000	1,142,819
Series K070, Class A2
3.30%, 11/25/27(a)(k)	500,000	476,312
Series K071, Class A2
3.29%, 11/25/27(a)	2,000,000	1,902,208
Series K072, Class A2
3.44%, 12/25/27(a)	900,000	860,208
Series K074, Class A1
3.60%, 09/25/27(a)	45,741	44,944
Series K074, Class A2
3.60%, 01/25/28(a)	3,500,000	3,360,709
Series K078, Class A2
3.85%, 06/25/28(a)	1,182,367	1,142,828
Series K083, Class A2
4.05%, 09/25/28(a)(k)	250,000	243,019
Series K085, Class A2
4.06%, 10/25/28(a)(k)	700,000	680,116
Series K087, Class A2
3.77%, 12/25/28(a)	100,000	96,023
See financial notes
86Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K088, Class A2
3.69%, 01/25/29(a)	975,000	932,580
Series K089, Class A2
3.56%, 01/25/29(a)	1,500,000	1,426,378
Series K099, Class A2
2.60%, 09/25/29(a)	2,210,000	1,982,733
Series K112, Class A2
1.31%, 05/25/30(a)	1,910,000	1,561,828
Series K130, Class A2
1.72%, 06/25/31(a)	2,000,000	1,634,093
Series K149, Class A2
3.53%, 08/25/32(a)	1,000,000	915,146
Series K150, Class A2
3.71%, 09/25/32(a)	700,000	648,676
Series K-1512, Class A2
2.99%, 05/25/31(a)	2,500,000	2,241,889
Series K153, Class A2
3.82%, 12/25/32(a)(k)	1,200,000	1,119,905
Series K154, Class A2
3.42%, 04/25/32(a)	700,000	656,569
Series K157, Class A2
3.99%, 05/25/33(a)	360,000	343,987
Series K157, Class A2
4.20%, 05/25/33(a)	800,000	766,638
Series K159, Class A2
4.50%, 07/25/33(a)	2,700,000	2,646,153
Series K733, Class A2
3.75%, 08/25/25(a)(k)	1,389,438	1,362,478
Series K735, Class A2
2.86%, 05/25/26(a)	811,062	778,335
Series KS03, Class A4
3.16%, 05/25/25(a)(k)	150,000	147,106
Federal National Mortgage Association-Aces
Series 2015-M13, Class A2
2.70%, 06/25/25(a)(k)	133,465	129,629
Series 2016-M11, Class A2
2.37%, 07/25/26(a)(k)	729,153	689,963
GS Mortgage Securities Trust
Series 2014-GC20, Class A5
4.00%, 04/10/47(a)	35,277	35,178
Series 2020-GC45, Class A5
2.91%, 02/13/53(a)	3,000,000	2,642,646
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP4, Class A4
3.65%, 12/15/49 (a)(k)	2,034,000	1,920,063
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class A5
3.60%, 11/15/48(a)	1,000,000	953,773
Series 2015-C33, Class A3
3.50%, 12/15/48(a)	454,084	441,651
Series 2015-C33, Class A4
3.77%, 12/15/48(a)	2,550,000	2,466,195
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class A5
3.72%, 03/15/50 (a)	2,430,000	2,306,137
JPMDB Commercial Mortgage Securities Trust
Series 2018-C8, Class A3
3.94%, 06/15/51 (a)	274,077	257,569
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28, Class A4
3.54%, 01/15/49 (a)	1,300,000	1,246,197
Morgan Stanley Capital I Trust
Series 2015-A4, Class A4
3.78%, 05/15/48(a)	50,000	48,589
Series 2015-UBS8, Class A4
3.81%, 12/15/48(a)	400,000	385,329
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2017-H1, Class A4
3.26%, 06/15/50(a)	250,000	235,852
Series 2020-HR8, Class A4
2.04%, 07/15/53(a)	1,000,000	829,146
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50(a)	200,000	185,236
Series 2017-C6, Class A5
3.58%, 12/15/50(a)	600,000	561,403
Wells Fargo Commercial Mortgage Trust
Series 2013-C33, Class A3
3.16%, 03/15/59(a)	106,266	101,687
Series 2015-C28, Class A3
3.29%, 05/15/48(a)	240,912	233,786
Series 2015-C30, Class A4
3.66%, 09/15/58(a)	200,000	193,626
Series 2015-NXS4, Class A4
3.72%, 12/15/48(a)	2,100,000	2,030,769
Series 2016-C32, Class A4
3.56%, 01/15/59(a)	1,200,000	1,155,970
Series 2016-NXS5, Class A4
3.37%, 01/15/59(a)	589,632	568,854
Series 2016-NXS5, Class A6
3.64%, 01/15/59(a)	1,330,400	1,275,279
Series 2016-NXS6, Class ASB
2.83%, 11/15/49(a)	141,990	138,650
Series 2017-C40, Class A4
3.58%, 10/15/50(a)	1,020,000	959,461
Series 2017-C41, Class A4
3.47%, 11/15/50(a)	300,000	280,578
Series 2017-C42, Class A4
3.59%, 12/15/50(a)	1,400,000	1,287,160
Series 2018-C44, Class A5
4.21%, 05/15/51(a)	950,000	907,995
Series 2018-C47, Class A3
4.18%, 09/15/61(a)	482,315	461,567
Series 2019-C50, Class A5
3.73%, 05/15/52(a)	675,000	625,697
Series 2019-C51, Class A4
3.31%, 06/15/52(a)	1,800,000	1,620,531
Series 2019-C53, Class A4
3.04%, 10/15/52(a)	500,000	447,382
Series 2020-C55, Class A5
2.73%, 02/15/53(a)	1,950,000	1,709,978
Series 2020-C58, Class A4
2.09%, 07/15/53(a)	1,645,000	1,353,730
		94,670,877

Mortgage-Backed Securities Pass-Through 26.0%
Federal Home Loan Mortgage Corp.
1.00%, 10/01/36(a)	317,850	266,977
1.50%, 08/01/35 to 08/01/51 (a)	39,908,396	31,645,944
2.00%, 01/01/28 to 03/01/52 (a)	156,555,594	125,979,958
2.50%, 04/01/27 to 05/01/52 (a)	81,022,576	67,670,940
3.00%, 08/01/26 to 05/01/52 (a)	46,012,445	40,571,129
3.50%, 01/01/26 to 02/01/53 (a)	27,010,323	24,619,549
4.00%, 05/01/26 to 10/01/52 (a)	16,610,451	15,600,480
4.50%, 05/01/34 to 09/01/52 (a)	11,272,164	10,904,097
5.00%, 11/01/33 to 06/01/53 (a)	9,197,317	9,043,497
5.50%, 06/01/33 to 07/01/53 (a)	9,697,775	9,674,526
6.00%, 05/01/32 to 12/01/53 (a)	11,931,648	12,097,379
6.50%, 02/01/36 to 01/01/54 (a)	8,992,645	9,199,683
7.00%, 01/01/54 (a)	2,830,222	2,907,063
Federal National Mortgage Association
1.00%, 03/01/36 to 07/01/36 (a)	751,476	634,796
1.50%, 08/01/35 to 04/01/51 (a)	27,311,896	22,469,576
See financial notes
Schwab Taxable Bond Funds | Semiannual Report87

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 12/01/27 to 04/01/52 (a)	158,294,849	128,354,015
2.50%, 07/01/27 to 05/01/52 (a)	135,877,754	114,008,017
3.00%, 10/01/26 to 05/01/52 (a)	80,348,031	71,047,511
3.50%, 10/01/25 to 09/01/50 (a)	50,312,841	46,062,467
4.00%, 06/01/27 to 07/01/52 (a)	34,144,120	32,181,019
4.50%, 12/01/24 to 09/01/52 (a)	14,059,099	13,618,776
5.00%, 11/01/33 to 08/01/53 (a)	10,314,831	10,173,305
5.50%, 03/01/33 to 10/01/53 (a)	10,984,894	11,029,960
6.00%, 04/01/35 to 12/01/53 (a)	18,506,767	18,756,217
6.50%, 08/01/34 to 12/01/53 (a)	9,797,130	10,054,487
7.00%, 12/01/53 (a)	2,456,015	2,527,698
7.50%, 01/01/54(a)	766,008	785,926
Government National Mortgage Association
1.50%, 03/20/51 to 10/20/51 (a)	792,752	615,551
2.00%, 04/20/36 to 03/20/52 (a)	59,842,680	48,796,027
2.50%, 08/20/27 to 04/20/52 (a)	62,762,151	53,216,817
3.00%, 04/20/27 to 04/20/52 (a)	45,860,510	40,592,623
3.50%, 09/20/32 to 06/20/51 (a)	31,064,648	28,548,530
4.00%, 06/15/39 to 09/20/52 (a)	19,977,692	18,845,834
4.50%, 07/15/39 to 08/20/53 (a)	14,055,879	13,583,214
5.00%, 02/20/33 to 11/20/53 (a)	18,881,286	18,526,909
5.50%, 04/15/33 to 01/20/54 (a)	15,740,857	15,648,163
6.00%, 04/20/44 to 01/20/54 (a)	12,311,028	12,378,859
6.50%, 01/20/53 to 01/20/54 (a)	7,530,477	7,638,949
7.00%, 01/20/53 to 01/20/54 (a)	2,426,794	2,475,557
7.50%, 12/20/53(a)	398,233	412,024
Government National Mortgage Association, TBA
3.50%, 03/20/54(a)(l)	4,500,000	4,070,576
4.00%, 03/20/54(a)(l)	3,500,000	3,258,791
4.50%, 03/20/54(a)(l)	6,000,000	5,733,053
Uniform Mortgage-Backed Security, TBA
3.50%, 03/13/53(a)(l)	9,000,000	8,009,407
4.00%, 03/13/53(a)(l)	13,500,000	12,421,740
4.50%, 03/13/53(a)(l)	19,000,000	17,985,929
5.00%, 03/13/53(a)(l)	25,500,000	24,741,168
5.50%, 03/13/53(a)(l)	18,000,000	17,806,116
		1,197,190,829
Total Securitized (Cost $1,475,400,237)		1,293,679,045

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 2.7% OF NET ASSETS

Money Market Funds 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (m)	120,973,552	120,973,552
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (m)(n)	1,828,368	1,828,368
		122,801,920
Total Short-Term Investments (Cost $122,801,920)		122,801,920
Total Investments in Securities (Cost $5,089,495,668)		4,687,814,412

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $1,771,342.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $10,050,185 or 0.2% of net assets.

(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	Guaranteed by the Republic of Germany.
(i)	Zero coupon bond.
(j)	Perpetual security has no stated maturity date. Maturity date represents next call date.
(k)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(l)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(m)	The rate shown is the annualized 7-day yield.
(n)	Security purchased with cash collateral received for securities on loan.

GO —	General obligation
MBS —	Mortgage-Backed Security
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
See financial notes
88Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 29, 2024:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 2/29/24	FACE AMOUNT AT 2/29/24	INTEREST INCOME EARNED
CORPORATES 0.0% OF NET ASSETS

Financial Institutions 0.0%
Brokerage/Asset Managers/Exchanges 0.0%
Charles Schwab Corp.
3.00%, 03/10/25	$47,987	$—	$—	$—	$1,075	($220 )	$48,842	$50,000	$750
4.20%, 03/24/25	97,772	—	(49,190)	(1,677)	3,103	(552)	49,456	50,000	1,645
3.63%, 04/01/25	48,471	—	—	—	1,232	(642)	49,061	50,000	906
3.85%, 05/21/25	96,957	—	—	—	1,998	(806)	98,149	100,000	1,925
3.45%, 02/13/26	47,566	—	—	—	1,147	(306)	48,407	50,000	862
0.90%, 03/11/26	178,562	—	—	—	5,077	(159)	183,480	200,000	900
1.15%, 05/13/26	133,605	—	—	—	4,159	(92)	137,672	150,000	863
5.88%, 08/24/26	—	150,396	—	—	2,057	(61)	152,392	150,000	4,161
3.20%, 03/02/27	92,658	—	—	—	3,353	(1,073)	94,938	100,000	1,600
2.45%, 03/03/27	225,225	—	(9,136)	(656)	6,339	754	222,526	240,000	3,009
3.30%, 04/01/27	93,243	—	—	—	2,813	(1,031)	95,025	100,000	1,650
3.20%, 01/25/28	91,212	—	—	—	2,784	(340)	93,656	100,000	1,600
2.00%, 03/20/28	172,456	—	—	—	5,093	(161)	177,388	200,000	2,000
4.00%, 02/01/29	94,131	—	(47,128)	(6,966)	8,565	(618)	47,984	50,000	1,567
5.64%, 05/19/29	199,724	—	(10,027)	(39)	2,869	(17)	192,510	190,000	5,521
3.25%, 05/22/29	89,012	—	(21,258)	(5,003)	6,807	(359)	69,199	75,000	1,327
2.75%, 10/01/29	43,132	—	—	—	1,489	(180)	44,441	50,000	688
6.20%, 11/17/29	—	184,017	—	—	(2,976)	(264)	180,777	175,000	1,747
4.63%, 03/22/30	48,607	—	—	—	1,082	(273)	49,416	50,000	1,156
1.65%, 03/11/31	76,660	—	—	—	2,521	40	79,221	100,000	825
2.30%, 05/13/31	80,451	—	—	—	2,628	(183)	82,896	100,000	1,150
1.95%, 12/01/31	95,995	—	—	—	3,304	1	99,300	125,000	1,219
2.90%, 03/03/32	123,909	—	—	—	2,937	266	127,112	150,000	2,175
5.85%, 05/19/34	200,382	—	—	—	2,880	(110)	203,152	200,000	5,853
6.14%, 08/24/34	—	200,246	—	—	7,375	(9)	207,612	200,000	5,795
Total	$2,377,717	$534,659	($136,739 )	($14,341 )	$79,711	($6,395 )	$2,834,612		$50,894

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$1,139,630,613	$—	$1,139,630,613
Treasuries[1]	—	1,911,245,740	—	1,911,245,740
Government Related[1]	—	220,457,094	—	220,457,094
Securitized[1]	—	1,293,679,045	—	1,293,679,045
Short-Term Investments[1]	122,801,920	—	—	122,801,920
Total	$122,801,920	$4,565,012,492	$—	$4,687,814,412

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Taxable Bond Funds | Semiannual Report89

Schwab U.S. Aggregate Bond Index Fund
Statement of Assets and Liabilities

As of February 29, 2024; unaudited
Assets
Investments in securities, at value - affiliated (cost $3,043,486)		$2,834,612
Investments in securities, at value - unaffiliated (cost $5,086,452,182) including securities on loan of $1,771,342		4,684,979,800
Cash		185,342
Deposits with brokers for TBA margin		990,000
Receivables:
Investments sold		58,647,624
Interest		29,899,654
Fund shares sold		24,864,323
Dividends		470,952
Income from securities on loan	+	556
Total assets		4,802,872,863

Liabilities
Collateral held for securities on loan		1,828,368
Payables:
Investments bought		99,369,735
Investments bought - delayed-delivery		98,958,552
Fund shares redeemed		3,418,649
Distributions to shareholders		2,541,982
Investment adviser fees	+	144,632
Total liabilities		206,261,918
Net assets		$4,596,610,945

Net Assets by Source
Capital received from investors		$5,364,958,515
Total distributable loss	+	(768,347,570)
Net assets		$4,596,610,945

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,596,610,945		521,927,721		$8.81

See financial notes
90Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Statement of Operations

For the period September 1, 2023 through February 29, 2024; unaudited
Investment Income
Interest received from securities - unaffiliated (net of foreign withholding tax of $352)		$75,811,994
Dividends received from securities - unaffiliated		2,859,047
Interest received from securities - affiliated		44,499
Securities on loan, net	+	12,575
Total investment income		78,728,115

Expenses
Investment adviser fees		877,173
Total expenses	–	877,173
Net investment income		77,850,942

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(14,341)
Net realized losses on sales of securities - unaffiliated	+	(77,767,561)
Net realized losses		(77,781,902)
Net change in unrealized appreciation (depreciation) on securities - affiliated		79,711
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	93,529,231
Net change in unrealized appreciation (depreciation)	+	93,608,942
Net realized and unrealized gains		15,827,040
Increase in net assets resulting from operations		$93,677,982
See financial notes
Schwab Taxable Bond Funds | Semiannual Report91

Schwab U.S. Aggregate Bond Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/23-2/29/24		9/1/22-8/31/23
Net investment income		$77,850,942	$126,588,897
Net realized losses		(77,781,902)	(167,299,238)
Net change in unrealized appreciation (depreciation)	+	93,608,942	(20,095,101)
Increase (decrease) in net assets resulting from operations		$93,677,982	($60,805,442 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($79,545,910 )	($130,788,565 )

TRANSACTIONS IN FUND SHARES
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		85,067,237	$746,682,993	194,224,735	$1,728,158,284
Shares reinvested		7,358,681	64,207,484	11,463,215	101,708,064
Shares redeemed	+	(86,362,754)	(749,671,304)	(175,138,615)	(1,556,776,557)
Net transactions in fund shares		6,063,164	$61,219,173	30,549,335	$273,089,791

SHARES OUTSTANDING AND NET ASSETS
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		515,864,557	$4,521,259,700	485,315,222	$4,439,763,916
Total increase	+	6,063,164	75,351,245	30,549,335	81,495,784
End of period		521,927,721	$4,596,610,945	515,864,557	$4,521,259,700
See financial notes
92Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 2/29/24*	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19
Per-Share Data
Net asset value at beginning of period	$9.40	$9.55	$10.28	$10.39	$10.13	$9.80
Income (loss) from investment operations:
Net investment income (loss)[1]	0.17	0.25	0.11	0.10	0.19	0.24
Net realized and unrealized gains (losses)	0.07	(0.15)	(0.70)	(0.08)	0.27	0.33
Total from investment operations	0.24	0.10	(0.59)	0.02	0.46	0.57
Less distributions:
Distributions from net investment income	(0.17)	(0.25)	(0.11)	(0.10)	(0.20)	(0.24)
Distributions from net realized gains	—	—	(0.03)	(0.03)	—	—
Total distributions	(0.17)	(0.25)	(0.14)	(0.13)	(0.20)	(0.24)
Net asset value at end of period	$9.47	$9.40	$9.55	$10.28	$10.39	$10.13
Total return	2.61%[2]	1.08%	(5.81%)	0.18%	4.59%	5.89%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%[3]	0.06%[4]	0.06%[4]	0.06%	0.06%	0.06%
Net investment income (loss)	3.70%[3]	2.62%	1.07%	0.96%	1.89%	2.43%
Portfolio turnover rate	38%[2]	97%	59%	61%	65%	46%
Net assets, end of period (x 1,000,000)	$1,479	$1,505	$1,881	$2,228	$1,694	$877

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Taxable Bond Funds | Semiannual Report93

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed-rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 26.3% OF NET ASSETS

Financial Institutions 11.6%
Banking 9.2%
Ally Financial, Inc.
4.63%, 03/30/25	100,000	98,844
5.80%, 05/01/25 (a)	200,000	199,750
7.10%, 11/15/27 (a)(b)	150,000	156,291
6.99%, 06/13/29 (a)(c)	150,000	154,247
6.85%, 01/03/30 (a)(c)	150,000	153,420
American Express Co.
2.25%, 03/04/25 (a)	400,000	387,420
3.95%, 08/01/25 (a)	400,000	393,008
4.20%, 11/06/25 (a)	250,000	246,690
4.99%, 05/01/26 (a)(c)	200,000	198,870
3.13%, 05/20/26 (a)	250,000	240,048
1.65%, 11/04/26 (a)	150,000	137,202
2.55%, 03/04/27 (a)	400,000	371,720
3.30%, 05/03/27 (a)	400,000	379,316
5.85%, 11/05/27 (a)	200,000	205,186
5.28%, 07/27/29 (a)(c)	250,000	251,560
Australia & New Zealand Banking Group Ltd.
5.38%, 07/03/25	250,000	250,805
3.70%, 11/16/25	250,000	244,600
4.75%, 01/18/27	250,000	249,177
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	200,000	186,998
6.14%, 09/14/28 (a)(c)	200,000	202,936
Banco Santander SA
2.75%, 05/28/25	200,000	192,998
5.15%, 08/18/25	200,000	198,512
5.18%, 11/19/25	400,000	394,692
1.85%, 03/25/26	200,000	185,668
4.25%, 04/11/27	200,000	192,808
5.29%, 08/18/27	400,000	397,204
1.72%, 09/14/27 (a)(c)	200,000	181,010
4.18%, 03/24/28 (a)(c)	200,000	191,514
4.38%, 04/12/28	200,000	192,296
5.59%, 08/08/28	400,000	403,388
6.61%, 11/07/28	200,000	210,258
Bank of America Corp.
3.95%, 04/21/25	400,000	393,464
3.88%, 08/01/25	350,000	344,501
4.45%, 03/03/26	400,000	393,460
3.38%, 04/02/26 (a)(c)	525,000	512,741
3.50%, 04/19/26	400,000	387,788
1.32%, 06/19/26 (a)(c)	300,000	284,124
4.83%, 07/22/26 (a)(c)	200,000	198,358
4.25%, 10/22/26	200,000	195,710
1.20%, 10/24/26 (a)(c)	400,000	372,788
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.08%, 01/20/27 (a)(c)	300,000	298,164
1.66%, 03/11/27 (a)(c)	450,000	417,937
3.56%, 04/23/27 (a)(c)	550,000	529,166
1.73%, 07/22/27 (a)(c)	900,000	825,381
3.25%, 10/21/27 (a)	400,000	378,056
4.18%, 11/25/27 (a)	300,000	289,965
3.82%, 01/20/28 (a)(c)	500,000	480,535
2.55%, 02/04/28 (a)(c)	300,000	277,566
3.71%, 04/24/28 (a)(c)	400,000	381,244
4.38%, 04/27/28 (a)(c)	400,000	389,440
3.59%, 07/21/28 (a)(c)	400,000	379,156
4.95%, 07/22/28 (a)(c)	500,000	495,250
6.20%, 11/10/28 (a)(c)	150,000	154,734
3.42%, 12/20/28 (a)(c)	1,000,000	934,760
3.97%, 03/05/29 (a)(c)	400,000	380,716
5.20%, 04/25/29 (a)(c)	500,000	497,350
2.09%, 06/14/29 (a)(c)	400,000	351,408
4.27%, 07/23/29 (a)(c)	500,000	480,600
5.82%, 09/15/29 (a)(c)	450,000	458,869
3.97%, 02/07/30 (a)(c)	400,000	376,116
Bank of America NA
5.65%, 08/18/25 (a)	350,000	352,520
5.53%, 08/18/26 (a)	350,000	353,535
Bank of Montreal
1.85%, 05/01/25	350,000	336,402
3.70%, 06/07/25	200,000	195,984
1.25%, 09/15/26	300,000	273,102
0.95%, 01/22/27 (a)(c)	350,000	323,036
2.65%, 03/08/27	300,000	280,095
4.70%, 09/14/27 (a)	200,000	198,070
5.20%, 02/01/28 (a)	200,000	200,818
5.72%, 09/25/28 (a)	200,000	205,176
3.80%, 12/15/32 (a)(c)	200,000	184,228
Bank of New York Mellon Corp.
1.60%, 04/24/25 (a)	200,000	192,164
3.95%, 11/18/25 (a)	150,000	146,894
0.75%, 01/28/26 (a)	250,000	230,705
2.80%, 05/04/26 (a)	200,000	191,096
2.45%, 08/17/26 (a)	150,000	141,174
2.05%, 01/26/27 (a)	250,000	230,865
3.25%, 05/16/27 (a)	200,000	190,152
3.40%, 01/29/28 (a)	200,000	189,392
3.44%, 02/07/28 (a)(c)	250,000	239,008
3.99%, 06/13/28 (a)(c)	150,000	145,374
5.80%, 10/25/28 (a)(c)	200,000	204,894
3.00%, 10/30/28 (a)	150,000	137,621
4.54%, 02/01/29 (a)(c)	200,000	196,644
Bank of Nova Scotia
3.45%, 04/11/25	250,000	244,873
1.30%, 06/11/25	200,000	190,108
4.50%, 12/16/25	250,000	245,763
4.75%, 02/02/26	200,000	198,506
See financial notes
94Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.05%, 03/02/26	200,000	184,490
1.35%, 06/24/26	250,000	229,498
2.70%, 08/03/26	200,000	188,980
1.30%, 09/15/26	250,000	227,678
1.95%, 02/02/27	175,000	160,662
2.95%, 03/11/27	200,000	188,306
BankUnited, Inc.
4.88%, 11/17/25 (a)	200,000	194,992
Barclays PLC
3.65%, 03/16/25	425,000	416,202
4.38%, 01/12/26	450,000	440,982
2.85%, 05/07/26 (a)(c)	400,000	386,760
5.20%, 05/12/26	400,000	395,416
5.83%, 05/09/27 (a)(c)	350,000	350,875
2.28%, 11/24/27 (a)(c)	400,000	365,788
4.34%, 01/10/28 (a)	200,000	192,362
4.84%, 05/09/28 (a)	300,000	288,942
5.50%, 08/09/28 (a)(c)	400,000	398,120
7.39%, 11/02/28 (a)(c)	200,000	211,458
4.97%, 05/16/29 (a)(c)	300,000	291,888
6.49%, 09/13/29 (a)(c)	200,000	206,190
BPCE SA
3.38%, 12/02/26	250,000	239,720
Canadian Imperial Bank of Commerce
3.30%, 04/07/25	250,000	244,240
5.14%, 04/28/25	200,000	199,372
3.95%, 08/04/25	250,000	245,155
0.95%, 10/23/25	100,000	93,489
1.25%, 06/22/26	200,000	183,406
3.45%, 04/07/27 (a)(b)	250,000	238,328
5.99%, 10/03/28 (a)	250,000	259,095
Capital One Financial Corp.
4.25%, 04/30/25 (a)	200,000	197,346
4.20%, 10/29/25 (a)	300,000	293,343
2.64%, 03/03/26 (a)(c)	300,000	291,039
3.75%, 07/28/26 (a)	250,000	240,098
3.75%, 03/09/27 (a)	300,000	286,455
3.65%, 05/11/27 (a)	250,000	238,110
1.88%, 11/02/27 (a)(c)	200,000	181,526
3.80%, 01/31/28 (a)	200,000	189,082
4.93%, 05/10/28 (a)(c)	200,000	195,754
5.47%, 02/01/29 (a)(c)	250,000	248,555
6.31%, 06/08/29 (a)(c)	250,000	256,130
Citibank NA
5.86%, 09/29/25 (a)	250,000	253,020
5.49%, 12/04/26 (a)	250,000	252,172
5.80%, 09/29/28 (a)	250,000	257,612
Citigroup, Inc.
3.88%, 03/26/25	200,000	196,316
3.30%, 04/27/25	250,000	244,495
4.40%, 06/10/25	400,000	394,276
5.50%, 09/13/25	200,000	199,608
3.70%, 01/12/26	250,000	243,448
4.60%, 03/09/26	350,000	344,459
3.29%, 03/17/26 (a)(c)	300,000	293,043
3.11%, 04/08/26 (a)(c)	400,000	389,428
3.40%, 05/01/26	300,000	288,789
5.61%, 09/29/26 (a)(c)	500,000	500,675
3.20%, 10/21/26 (a)	500,000	474,965
4.30%, 11/20/26	250,000	243,608
1.12%, 01/28/27 (a)(c)	450,000	415,003
1.46%, 06/09/27 (a)(c)	500,000	458,285
4.45%, 09/29/27	500,000	484,760
3.89%, 01/10/28 (a)(c)	400,000	384,512
3.07%, 02/24/28 (a)(c)	500,000	468,505
4.66%, 05/24/28 (a)(c)	250,000	245,555
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.67%, 07/24/28 (a)(c)	250,000	237,083
4.13%, 07/25/28	300,000	285,087
3.52%, 10/27/28 (a)(c)	400,000	376,020
4.08%, 04/23/29 (a)(c)	300,000	286,446
5.17%, 02/13/30 (a)(c)	400,000	396,000
Citizens Bank NA
2.25%, 04/28/25 (a)	250,000	239,768
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	200,000	195,066
2.85%, 07/27/26 (a)	150,000	140,336
5.84%, 01/23/30 (a)(c)	200,000	197,670
Comerica, Inc.
5.98%, 01/30/30 (a)(c)	150,000	147,389
Commonwealth Bank of Australia
5.50%, 09/12/25	250,000	251,442
Cooperatieve Rabobank UA
3.38%, 05/21/25	250,000	244,843
4.38%, 08/04/25	250,000	245,223
3.75%, 07/21/26	250,000	239,708
4.80%, 01/09/29	250,000	247,795
Credit Suisse AG
1.25%, 08/07/26	500,000	454,260
5.00%, 07/09/27	250,000	247,747
7.50%, 02/15/28	350,000	377,058
Deutsche Bank AG
4.50%, 04/01/25	250,000	245,475
4.16%, 05/13/25	150,000	147,722
4.10%, 01/13/26	200,000	195,162
1.69%, 03/19/26	200,000	186,428
2.13%, 11/24/26 (a)(c)	500,000	468,970
2.31%, 11/16/27 (a)(c)	500,000	454,425
2.55%, 01/07/28 (a)(c)	200,000	182,322
6.72%, 01/18/29 (a)(c)	200,000	205,524
6.82%, 11/20/29 (a)(c)	250,000	258,662
4.88%, 12/01/32 (a)(c)	200,000	185,230
Discover Bank
3.45%, 07/27/26 (a)	250,000	237,130
Discover Financial Services
3.75%, 03/04/25 (a)	100,000	98,206
4.50%, 01/30/26 (a)	250,000	245,867
4.10%, 02/09/27 (a)	150,000	144,212
Fifth Third Bancorp
2.55%, 05/05/27 (a)	175,000	160,746
1.71%, 11/01/27 (a)(c)	100,000	89,792
6.36%, 10/27/28 (a)(c)	250,000	254,912
6.34%, 07/27/29 (a)(c)	200,000	205,426
Fifth Third Bank NA
3.85%, 03/15/26 (a)	200,000	192,592
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(c)	50,000	48,057
First Horizon Corp.
4.00%, 05/26/25 (a)	100,000	97,516
Goldman Sachs Group, Inc.
3.50%, 04/01/25 (a)	650,000	636,675
3.75%, 05/22/25 (a)	500,000	490,420
4.25%, 10/21/25	300,000	294,771
3.75%, 02/25/26 (a)	300,000	292,566
3.50%, 11/16/26 (a)	500,000	479,675
1.09%, 12/09/26 (a)(c)	350,000	324,397
5.95%, 01/15/27	150,000	153,153
3.85%, 01/26/27 (a)	300,000	289,950
1.43%, 03/09/27 (a)(c)	550,000	508,513
1.54%, 09/10/27 (a)(c)	550,000	500,373
1.95%, 10/21/27 (a)(c)	500,000	457,995
2.64%, 02/24/28 (a)(c)	600,000	556,026
See financial notes
Schwab Taxable Bond Funds | Semiannual Report95

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.62%, 03/15/28 (a)(c)	600,000	572,268
3.69%, 06/05/28 (a)(c)	575,000	548,659
4.48%, 08/23/28 (a)(c)	250,000	244,018
3.81%, 04/23/29 (a)(c)	400,000	378,096
4.22%, 05/01/29 (a)(c)	200,000	191,850
6.48%, 10/24/29 (a)(c)	500,000	524,205
HSBC Holdings PLC
4.25%, 08/18/25	350,000	342,891
4.30%, 03/08/26	400,000	391,572
3.00%, 03/10/26 (a)(c)	400,000	388,896
1.65%, 04/18/26 (a)(c)	225,000	214,778
3.90%, 05/25/26	400,000	387,732
2.10%, 06/04/26 (a)(c)	300,000	287,031
4.29%, 09/12/26 (a)(c)	400,000	392,288
4.38%, 11/23/26	300,000	292,029
1.59%, 05/24/27 (a)(c)	400,000	366,300
5.89%, 08/14/27 (a)(c)	400,000	402,716
2.25%, 11/22/27 (a)(c)	500,000	458,155
4.04%, 03/13/28 (a)(c)	400,000	383,552
4.76%, 06/09/28 (a)(c)	200,000	195,380
5.21%, 08/11/28 (a)(c)	450,000	445,819
2.01%, 09/22/28 (a)(c)	200,000	177,342
7.39%, 11/03/28 (a)(c)	250,000	264,805
6.16%, 03/09/29 (a)(c)	200,000	204,474
4.58%, 06/19/29 (a)(c)	500,000	481,240
2.21%, 08/17/29 (a)(c)	400,000	347,452
Huntington Bancshares, Inc.
6.21%, 08/21/29 (a)(c)	200,000	203,528
Huntington National Bank
4.55%, 05/17/28 (a)(c)	250,000	241,318
ING Groep NV
3.87%, 03/28/26 (a)(c)	300,000	294,402
3.95%, 03/29/27	200,000	192,620
1.73%, 04/01/27 (a)(c)	200,000	185,200
4.02%, 03/28/28 (a)(c)	300,000	288,066
4.55%, 10/02/28	300,000	292,842
JPMorgan Chase & Co.
3.90%, 07/15/25 (a)	200,000	196,628
7.75%, 07/15/25	100,000	103,743
2.01%, 03/13/26 (a)(c)	450,000	433,813
3.30%, 04/01/26 (a)	400,000	385,868
2.08%, 04/22/26 (a)(c)	600,000	577,470
4.08%, 04/26/26 (a)(c)	500,000	492,605
3.20%, 06/15/26 (a)	350,000	336,857
2.95%, 10/01/26 (a)	600,000	570,486
1.05%, 11/19/26 (a)(c)	650,000	604,799
4.13%, 12/15/26	300,000	292,953
3.96%, 01/29/27 (a)(c)	400,000	390,488
1.04%, 02/04/27 (a)(c)	350,000	322,686
1.58%, 04/22/27 (a)(c)	600,000	554,802
1.47%, 09/22/27 (a)(c)	450,000	409,050
4.25%, 10/01/27	300,000	293,664
3.78%, 02/01/28 (a)(c)	550,000	528,242
2.95%, 02/24/28 (a)(c)	200,000	187,346
4.32%, 04/26/28 (a)(c)	500,000	488,220
3.54%, 05/01/28 (a)(c)	300,000	285,270
2.18%, 06/01/28 (a)(c)	350,000	318,930
4.85%, 07/25/28 (a)(c)	750,000	741,922
3.51%, 01/23/29 (a)(c)	350,000	329,836
4.01%, 04/23/29 (a)(c)	350,000	334,428
2.07%, 06/01/29 (a)(c)	250,000	220,323
4.20%, 07/23/29 (a)(c)	450,000	432,549
5.30%, 07/24/29 (a)(c)	400,000	401,228
6.09%, 10/23/29 (a)(c)	400,000	413,880
4.45%, 12/05/29 (a)(c)	350,000	338,642
5.01%, 01/23/30 (a)(c)	350,000	346,433
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
KeyBank NA
3.30%, 06/01/25	250,000	240,573
5.85%, 11/15/27 (a)	250,000	246,835
4.39%, 12/14/27	250,000	234,540
KeyCorp
2.25%, 04/06/27	250,000	223,213
Lloyds Banking Group PLC
4.45%, 05/08/25	450,000	444,240
4.58%, 12/10/25	250,000	245,080
4.65%, 03/24/26	400,000	392,212
3.75%, 01/11/27	200,000	191,940
1.63%, 05/11/27 (a)(c)	250,000	229,423
3.75%, 03/18/28 (a)(c)	250,000	237,143
4.38%, 03/22/28	200,000	193,234
4.55%, 08/16/28	200,000	194,158
3.57%, 11/07/28 (a)(c)	300,000	280,116
5.87%, 03/06/29 (a)(c)	200,000	202,110
M&T Bank Corp.
4.55%, 08/16/28 (a)(c)	250,000	238,520
Manufacturers & Traders Trust Co.
4.65%, 01/27/26 (a)	250,000	243,543
4.70%, 01/27/28 (a)	250,000	240,615
Mitsubishi UFJ Financial Group, Inc.
3.78%, 03/02/25	150,000	147,617
1.41%, 07/17/25	200,000	189,512
3.85%, 03/01/26	450,000	438,853
2.76%, 09/13/26	200,000	188,628
3.68%, 02/22/27	250,000	241,013
1.54%, 07/20/27 (a)(c)	350,000	320,309
3.29%, 07/25/27	200,000	189,232
1.64%, 10/13/27 (a)(c)	250,000	227,883
2.34%, 01/19/28 (a)(c)	350,000	323,211
4.08%, 04/19/28 (a)(c)	200,000	193,302
5.35%, 09/13/28 (a)(c)	250,000	250,782
5.42%, 02/22/29 (a)(c)	200,000	201,576
5.24%, 04/19/29 (a)(c)	200,000	200,650
Mizuho Financial Group, Inc.
2.65%, 05/22/26 (a)(c)	200,000	193,092
2.23%, 05/25/26 (a)(c)	250,000	239,923
1.23%, 05/22/27 (a)(c)	200,000	182,822
1.55%, 07/09/27 (a)(c)	200,000	183,196
4.02%, 03/05/28	200,000	192,386
5.41%, 09/13/28 (a)(c)	200,000	200,990
5.67%, 05/27/29 (a)(c)	200,000	202,802
5.78%, 07/06/29 (a)(c)	200,000	203,824
4.25%, 09/11/29 (a)(c)	200,000	191,824
Morgan Stanley
4.00%, 07/23/25	500,000	491,515
5.00%, 11/24/25	350,000	348,033
3.88%, 01/27/26	500,000	487,925
2.19%, 04/28/26 (a)(c)	500,000	481,275
4.68%, 07/17/26 (a)(c)	400,000	395,892
3.13%, 07/27/26	400,000	381,592
6.25%, 08/09/26	250,000	255,965
4.35%, 09/08/26	450,000	439,987
0.99%, 12/10/26 (a)(c)	500,000	461,435
3.63%, 01/20/27	550,000	530,425
5.05%, 01/28/27 (a)(c)	250,000	249,197
3.95%, 04/23/27	300,000	288,888
1.59%, 05/04/27 (a)(c)	600,000	553,326
1.51%, 07/20/27 (a)(c)	500,000	457,460
2.48%, 01/21/28 (a)(c)	400,000	370,120
4.21%, 04/20/28 (a)(c)	200,000	193,632
3.59%, 07/22/28 (a)(c)	500,000	473,375
6.30%, 10/18/28 (a)(c)	400,000	413,624
3.77%, 01/24/29 (a)(c)	250,000	236,378
See financial notes
96Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.12%, 02/01/29 (a)(c)	300,000	298,311
5.16%, 04/20/29 (a)(c)	500,000	497,035
5.45%, 07/20/29 (a)(c)	350,000	351,564
6.41%, 11/01/29 (a)(c)	300,000	313,302
5.17%, 01/16/30 (a)(c)	385,000	382,705
4.43%, 01/23/30 (a)(c)	450,000	432,540
Morgan Stanley Bank NA
4.75%, 04/21/26 (a)	250,000	248,542
4.95%, 01/14/28 (a)(c)	250,000	248,687
National Australia Bank Ltd.
2.50%, 07/12/26	400,000	377,668
3.91%, 06/09/27	275,000	266,673
4.94%, 01/12/28	250,000	250,015
4.90%, 06/13/28	250,000	249,577
4.79%, 01/10/29	250,000	248,460
National Bank of Canada
5.60%, 12/18/28	250,000	252,585
NatWest Group PLC
4.80%, 04/05/26	400,000	395,220
1.64%, 06/14/27 (a)(c)	400,000	365,824
3.07%, 05/22/28 (a)(c)	200,000	185,750
5.52%, 09/30/28 (a)(c)	200,000	199,970
4.89%, 05/18/29 (a)(c)	300,000	292,239
5.81%, 09/13/29 (a)(c)	200,000	202,100
5.08%, 01/27/30 (a)(c)	300,000	293,427
Northern Trust Corp.
3.95%, 10/30/25	200,000	196,254
4.00%, 05/10/27 (a)	200,000	194,326
PNC Bank NA
3.25%, 06/01/25 (a)	250,000	243,388
3.25%, 01/22/28 (a)	250,000	232,353
PNC Financial Services Group, Inc.
2.60%, 07/23/26 (a)	250,000	235,153
1.15%, 08/13/26 (a)	200,000	181,668
4.76%, 01/26/27 (a)(c)	250,000	247,095
5.30%, 01/21/28 (a)(c)	200,000	199,794
5.35%, 12/02/28 (a)(c)	350,000	350,042
5.58%, 06/12/29 (a)(c)	500,000	503,365
Regions Financial Corp.
2.25%, 05/18/25 (a)	200,000	191,632
Royal Bank of Canada
3.38%, 04/14/25	350,000	342,874
1.15%, 06/10/25	300,000	285,084
0.88%, 01/20/26	300,000	277,797
4.65%, 01/27/26	250,000	247,590
1.20%, 04/27/26	200,000	184,142
1.15%, 07/14/26	250,000	228,515
1.40%, 11/02/26	250,000	227,353
2.05%, 01/21/27	150,000	138,588
3.63%, 05/04/27	250,000	239,685
4.24%, 08/03/27	250,000	243,668
6.00%, 11/01/27	250,000	257,632
4.90%, 01/12/28	150,000	149,663
5.20%, 08/01/28	150,000	150,948
Santander Holdings USA, Inc.
4.50%, 07/17/25 (a)	250,000	245,163
3.24%, 10/05/26 (a)(d)	200,000	187,522
4.40%, 07/13/27 (a)	250,000	239,690
2.49%, 01/06/28 (a)(c)	150,000	135,705
6.50%, 03/09/29 (a)(c)	200,000	203,188
6.57%, 06/12/29 (a)(c)	100,000	101,902
Santander U.K. Group Holdings PLC
1.53%, 08/21/26 (a)(c)	200,000	187,464
1.67%, 06/14/27 (a)(c)	250,000	227,393
2.47%, 01/11/28 (a)(c)	250,000	227,723
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.82%, 11/03/28 (a)(c)	200,000	186,768
6.53%, 01/10/29 (a)(c)	250,000	256,502
State Street Corp.
3.55%, 08/18/25	400,000	391,948
2.90%, 03/30/26 (a)(c)	150,000	146,141
5.10%, 05/18/26 (a)(c)	200,000	199,298
5.27%, 08/03/26 (a)	200,000	200,728
2.20%, 02/07/28 (a)(c)	200,000	184,214
5.68%, 11/21/29 (a)(c)	150,000	153,399
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/25	500,000	475,310
0.95%, 01/12/26	250,000	231,253
3.78%, 03/09/26	200,000	194,614
2.63%, 07/14/26	400,000	377,832
1.40%, 09/17/26	300,000	273,465
3.01%, 10/19/26	200,000	189,472
3.45%, 01/11/27	200,000	191,614
2.17%, 01/14/27	200,000	184,726
3.36%, 07/12/27	400,000	379,468
5.52%, 01/13/28	250,000	254,082
3.54%, 01/17/28	200,000	189,564
5.80%, 07/13/28	200,000	205,538
5.72%, 09/14/28	400,000	409,044
1.90%, 09/17/28	250,000	217,665
Synchrony Bank
5.40%, 08/22/25 (a)	250,000	247,210
5.63%, 08/23/27 (a)	250,000	243,390
Synchrony Financial
4.50%, 07/23/25 (a)	150,000	146,649
3.95%, 12/01/27 (a)	150,000	139,020
Toronto-Dominion Bank
3.77%, 06/06/25	300,000	294,705
1.15%, 06/12/25	150,000	142,394
0.75%, 09/11/25	200,000	187,450
0.75%, 01/06/26	250,000	231,280
1.20%, 06/03/26	200,000	183,586
5.53%, 07/17/26	300,000	302,775
1.25%, 09/10/26	200,000	182,264
1.95%, 01/12/27	100,000	92,059
2.80%, 03/10/27	250,000	234,550
4.11%, 06/08/27	250,000	242,778
4.69%, 09/15/27	300,000	296,679
5.16%, 01/10/28	200,000	200,748
5.52%, 07/17/28	150,000	152,478
3.63%, 09/15/31 (a)(c)	200,000	191,136
Truist Bank
1.50%, 03/10/25 (a)	250,000	240,280
3.63%, 09/16/25 (a)	300,000	291,156
3.30%, 05/15/26 (a)	200,000	190,736
3.80%, 10/30/26 (a)	250,000	239,095
Truist Financial Corp.
4.00%, 05/01/25 (a)	250,000	245,553
1.20%, 08/05/25 (a)	250,000	235,210
5.90%, 10/28/26 (a)(c)	150,000	150,456
1.27%, 03/02/27 (a)(c)	200,000	183,672
1.13%, 08/03/27 (a)	150,000	130,631
4.12%, 06/06/28 (a)(c)	200,000	192,308
4.87%, 01/26/29 (a)(c)	250,000	243,585
1.89%, 06/07/29 (a)(c)	200,000	171,962
7.16%, 10/30/29 (a)(c)	250,000	264,937
5.44%, 01/24/30 (a)(c)	150,000	148,581
U.S. Bancorp
1.45%, 05/12/25 (a)	250,000	239,278
3.95%, 11/17/25 (a)	250,000	244,680
3.10%, 04/27/26 (a)	200,000	191,078
2.38%, 07/22/26 (a)	200,000	187,490
See financial notes
Schwab Taxable Bond Funds | Semiannual Report97

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.73%, 10/21/26 (a)(c)	200,000	200,902
3.15%, 04/27/27 (a)	150,000	141,686
2.22%, 01/27/28 (a)(c)	200,000	183,288
4.55%, 07/22/28 (a)(c)	400,000	390,704
4.65%, 02/01/29 (a)(c)	300,000	291,786
5.78%, 06/12/29 (a)(c)	250,000	252,672
5.38%, 01/23/30 (a)(c)	250,000	248,670
UBS AG
5.65%, 09/11/28	250,000	255,122
UBS Group AG
3.75%, 03/26/25	500,000	489,720
4.55%, 04/17/26	350,000	343,913
Wells Fargo & Co.
3.55%, 09/29/25	400,000	389,752
3.00%, 04/22/26	600,000	572,628
3.91%, 04/25/26 (a)(c)	450,000	441,382
2.19%, 04/30/26 (a)(c)	500,000	479,825
4.10%, 06/03/26	450,000	438,228
4.54%, 08/15/26 (a)(c)	200,000	197,296
3.00%, 10/23/26	600,000	567,216
3.20%, 06/17/27 (a)(c)	450,000	428,494
4.30%, 07/22/27	400,000	388,392
3.53%, 03/24/28 (a)(c)	700,000	663,915
3.58%, 05/22/28 (a)(c)	500,000	473,885
2.39%, 06/02/28 (a)(c)	500,000	456,265
4.81%, 07/25/28 (a)(c)	500,000	491,400
4.15%, 01/24/29 (a)	350,000	335,237
5.57%, 07/25/29 (a)(c)	700,000	705,187
6.30%, 10/23/29 (a)(c)	400,000	414,672
5.20%, 01/23/30 (a)(c)	400,000	396,684
Wells Fargo Bank NA
5.55%, 08/01/25 (a)	350,000	351,533
4.81%, 01/15/26 (a)	275,000	273,658
5.45%, 08/07/26 (a)	350,000	353,160
Westpac Banking Corp.
3.74%, 08/26/25	150,000	147,153
2.85%, 05/13/26	200,000	191,150
1.15%, 06/03/26	250,000	229,800
2.70%, 08/19/26	200,000	189,746
3.35%, 03/08/27	200,000	191,338
5.46%, 11/18/27	250,000	254,335
3.40%, 01/25/28	200,000	189,548
5.54%, 11/17/28	200,000	204,850
1.95%, 11/20/28	200,000	175,546
4.32%, 11/23/31 (a)(c)	300,000	288,183
		135,431,788
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.50%, 08/01/25	100,000	97,324
Ameriprise Financial, Inc.
3.00%, 04/02/25 (a)	150,000	146,139
5.70%, 12/15/28 (a)	100,000	102,902
Ares Management Corp
6.38%, 11/10/28 (a)	100,000	103,980
BGC Group, Inc.
8.00%, 05/25/28 (a)	75,000	79,289
BlackRock, Inc.
3.20%, 03/15/27	100,000	95,671
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	200,000	191,906
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	150,000	145,257
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Charles Schwab Corp.
3.00%, 03/10/25 (a)(e)	50,000	48,842
4.20%, 03/24/25 (a)(e)	50,000	49,456
3.63%, 04/01/25 (a)(e)	50,000	49,061
3.85%, 05/21/25 (a)(e)	100,000	98,149
3.45%, 02/13/26 (a)(e)	50,000	48,407
0.90%, 03/11/26 (a)(e)	175,000	160,545
1.15%, 05/13/26 (a)(e)	150,000	137,671
5.88%, 08/24/26 (a)(e)	125,000	126,994
3.20%, 03/02/27 (a)(e)	50,000	47,469
2.45%, 03/03/27 (a)(e)	200,000	185,438
3.30%, 04/01/27 (a)(e)	100,000	95,025
3.20%, 01/25/28 (a)(e)	100,000	93,656
2.00%, 03/20/28 (a)(e)	150,000	133,041
5.64%, 05/19/29 (a)(c)(e)	150,000	151,981
6.20%, 11/17/29 (a)(c)	175,000	180,777
CME Group, Inc.
3.75%, 06/15/28 (a)	100,000	96,570
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	97,456
Intercontinental Exchange, Inc.
3.65%, 05/23/25	200,000	196,140
3.75%, 12/01/25 (a)	200,000	195,056
3.10%, 09/15/27 (a)	100,000	93,992
4.00%, 09/15/27 (a)	250,000	241,507
3.75%, 09/21/28 (a)	100,000	95,489
Invesco Finance PLC
3.75%, 01/15/26	150,000	145,844
Jefferies Financial Group, Inc.
4.85%, 01/15/27	200,000	198,744
5.88%, 07/21/28 (a)	150,000	152,989
Lazard Group LLC
3.63%, 03/01/27 (a)	150,000	142,122
Legg Mason, Inc.
4.75%, 03/15/26	75,000	74,529
LPL Holdings, Inc.
6.75%, 11/17/28 (a)	100,000	104,409
Nasdaq, Inc.
3.85%, 06/30/26 (a)	150,000	145,629
5.35%, 06/28/28 (a)	175,000	176,813
Nomura Holdings, Inc.
1.85%, 07/16/25	400,000	379,904
2.33%, 01/22/27	200,000	183,380
5.39%, 07/06/27	200,000	199,644
5.84%, 01/18/28	200,000	202,900
6.07%, 07/12/28	200,000	204,880
2.17%, 07/14/28	200,000	174,416
		6,071,393
Finance Companies 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.50%, 07/15/25 (a)	200,000	201,878
4.45%, 10/01/25 (a)	150,000	147,177
1.75%, 01/30/26 (a)	250,000	232,305
4.45%, 04/03/26 (a)	150,000	147,049
2.45%, 10/29/26 (a)	500,000	461,490
6.45%, 04/15/27 (a)(d)	250,000	256,017
3.65%, 07/21/27 (a)	200,000	188,338
4.63%, 10/15/27 (a)	150,000	145,350
5.75%, 06/06/28 (a)	150,000	151,273
3.00%, 10/29/28 (a)	650,000	584,181
Air Lease Corp.
3.25%, 03/01/25 (a)	100,000	97,670
3.38%, 07/01/25 (a)	150,000	145,773
2.88%, 01/15/26 (a)	200,000	190,818
See financial notes
98Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 06/01/26 (a)	150,000	144,580
1.88%, 08/15/26 (a)	250,000	229,652
2.20%, 01/15/27 (a)	200,000	183,284
5.85%, 12/15/27 (a)	100,000	101,192
5.30%, 02/01/28 (a)	150,000	149,248
4.63%, 10/01/28 (a)	100,000	96,649
Aircastle Ltd.
4.25%, 06/15/26 (a)	125,000	121,203
ARES Capital Corp.
4.25%, 03/01/25 (a)	100,000	98,073
3.25%, 07/15/25 (a)	150,000	144,144
3.88%, 01/15/26 (a)	250,000	239,932
2.15%, 07/15/26 (a)	150,000	136,319
2.88%, 06/15/27 (a)	100,000	90,886
2.88%, 06/15/28 (a)	200,000	175,270
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	75,000	70,222
2.55%, 10/13/26 (a)	50,000	45,546
Barings BDC, Inc.
3.30%, 11/23/26 (a)	100,000	91,366
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	100,000	93,509
Blackstone Private Credit Fund
4.70%, 03/24/25 (b)	200,000	196,978
2.63%, 12/15/26 (a)	200,000	180,774
3.25%, 03/15/27 (a)	200,000	183,012
7.30%, 11/27/28 (a)(d)	75,000	77,404
4.00%, 01/15/29 (a)	100,000	90,983
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	200,000	190,784
2.75%, 09/16/26 (a)	150,000	137,648
2.13%, 02/15/27 (a)	100,000	89,609
2.85%, 09/30/28 (a)	100,000	87,021
Blue Owl Capital Corp.
4.00%, 03/30/25 (a)	50,000	48,845
3.75%, 07/22/25 (a)	100,000	96,397
4.25%, 01/15/26 (a)	100,000	96,343
3.40%, 07/15/26 (a)	250,000	232,905
2.88%, 06/11/28 (a)	100,000	87,486
Blue Owl Capital Corp. III
3.13%, 04/13/27 (a)	50,000	45,216
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (a)	150,000	136,653
4.70%, 02/08/27 (a)	150,000	141,315
7.75%, 09/16/27 (a)	100,000	102,345
7.95%, 06/13/28 (a)(d)	100,000	103,146
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	75,000	66,111
FS KKR Capital Corp.
3.40%, 01/15/26 (a)	200,000	189,246
2.63%, 01/15/27 (a)	150,000	135,837
3.13%, 10/12/28 (a)	100,000	86,437
7.88%, 01/15/29 (a)	75,000	77,627
GATX Corp.
3.25%, 09/15/26 (a)	100,000	95,361
3.50%, 03/15/28 (a)	75,000	70,403
Goldman Sachs BDC, Inc.
2.88%, 01/15/26 (a)	150,000	142,786
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	100,000	91,152
2.05%, 02/15/27 (a)	100,000	88,068
Hercules Capital, Inc.
2.63%, 09/16/26 (a)	75,000	67,588
3.38%, 01/20/27 (a)	100,000	90,754
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HPS Corporate Lending Fund
6.75%, 01/30/29 (a)(d)	100,000	99,091
Main Street Capital Corp.
3.00%, 07/14/26 (a)	100,000	92,422
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	100,000	95,632
New Mountain Finance Corp.
6.88%, 02/01/29 (a)	50,000	48,980
Oaktree Specialty Lending Corp.
7.10%, 02/15/29 (a)	50,000	50,647
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)(d)	50,000	52,565
Prospect Capital Corp.
3.71%, 01/22/26 (a)	150,000	141,418
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	100,000	92,021
		9,359,404
Financial Other 0.0%
ORIX Corp.
5.00%, 09/13/27	100,000	99,932
Insurance 0.7%
Aegon Ltd.
5.50%, 04/11/48 (a)(c)	200,000	192,158
Aflac, Inc.
1.13%, 03/15/26 (a)	75,000	69,298
2.88%, 10/15/26 (a)	100,000	94,512
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (a)	100,000	97,237
Allstate Corp.
0.75%, 12/15/25 (a)	150,000	138,468
3.28%, 12/15/26 (a)	100,000	95,286
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	96,418
American International Group, Inc.
5.75%, 04/01/48 (a)(c)	125,000	122,914
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	200,000	186,496
Aon Global Ltd.
3.88%, 12/15/25 (a)	100,000	97,512
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	150,000	145,051
Assurant, Inc.
4.90%, 03/27/28 (a)	75,000	73,501
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (a)	75,000	77,450
Athene Holding Ltd.
4.13%, 01/12/28 (a)	200,000	191,654
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	100,000	95,683
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	300,000	290,064
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	175,000	165,088
Centene Corp.
4.25%, 12/15/27 (a)	400,000	381,496
2.45%, 07/15/28 (a)	400,000	353,124
Chubb INA Holdings, Inc.
3.15%, 03/15/25	175,000	171,124
3.35%, 05/03/26 (a)	200,000	192,858
See financial notes
Schwab Taxable Bond Funds | Semiannual Report99

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cincinnati Financial Corp.
6.92%, 05/15/28	100,000	106,664
CNA Financial Corp.
4.50%, 03/01/26 (a)	75,000	73,823
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	100,000	99,457
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)	175,000	170,938
3.65%, 04/05/27 (a)	225,000	213,201
6.88%, 12/15/52 (a)(c)	150,000	150,067
Elevance Health, Inc.
1.50%, 03/15/26 (a)	200,000	185,810
3.65%, 12/01/27 (a)	250,000	239,122
4.10%, 03/01/28 (a)	150,000	145,152
Equitable Holdings, Inc.
7.00%, 04/01/28	50,000	53,212
4.35%, 04/20/28 (a)	200,000	192,810
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	100,000	102,715
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	97,962
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	50,000	48,137
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	50,000	53,569
Humana, Inc.
4.50%, 04/01/25 (a)	150,000	148,471
1.35%, 02/03/27 (a)	150,000	134,589
3.95%, 03/15/27 (a)	150,000	144,797
5.75%, 12/01/28 (a)	75,000	76,625
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	100,000	99,708
Lincoln National Corp.
3.63%, 12/12/26 (a)	100,000	95,547
Loews Corp.
3.75%, 04/01/26 (a)	100,000	97,333
Manulife Financial Corp.
4.15%, 03/04/26	200,000	196,124
4.06%, 02/24/32 (a)(c)	200,000	190,666
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 (a)	50,000	48,801
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	95,601
MetLife, Inc.
3.00%, 03/01/25	100,000	97,773
3.60%, 11/13/25 (a)	100,000	97,584
Old Republic International Corp.
3.88%, 08/26/26 (a)	100,000	96,869
Principal Financial Group, Inc.
3.40%, 05/15/25 (a)	100,000	97,699
Progressive Corp.
2.45%, 01/15/27	100,000	93,373
2.50%, 03/15/27 (a)	100,000	93,154
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	93,205
5.38%, 05/15/45 (a)(c)	250,000	246,652
4.50%, 09/15/47 (a)(c)	100,000	93,782
5.70%, 09/15/48 (a)(c)	150,000	146,799
Radian Group, Inc.
4.88%, 03/15/27 (a)	150,000	145,885
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	100,000	98,113
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	100,000	98,022
UnitedHealth Group, Inc.
3.75%, 07/15/25	250,000	245,380
5.15%, 10/15/25	200,000	200,468
3.70%, 12/15/25	100,000	97,842
1.25%, 01/15/26	100,000	93,443
3.10%, 03/15/26	200,000	193,222
3.45%, 01/15/27	100,000	96,536
3.70%, 05/15/27 (a)	200,000	193,690
2.95%, 10/15/27	150,000	140,897
5.25%, 02/15/28 (a)	200,000	203,388
3.85%, 06/15/28	150,000	144,467
3.88%, 12/15/28	100,000	96,037
4.25%, 01/15/29 (a)	200,000	195,084
Voya Financial, Inc.
3.65%, 06/15/26	100,000	96,276
4.70%, 01/23/48 (a)(c)	50,000	42,186
Willis North America, Inc.
4.65%, 06/15/27 (a)	150,000	147,288
4.50%, 09/15/28 (a)	100,000	96,584
		10,369,991
REITs 0.7%
Agree LP
2.00%, 06/15/28 (a)	100,000	87,039
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	100,000	97,679
4.30%, 01/15/26 (a)	50,000	49,081
3.95%, 01/15/27 (a)	100,000	96,465
3.95%, 01/15/28 (a)	100,000	95,292
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	96,103
4.90%, 02/15/29 (a)	50,000	48,766
AvalonBay Communities, Inc.
3.45%, 06/01/25 (a)	100,000	97,788
3.50%, 11/15/25 (a)	50,000	48,604
3.35%, 05/15/27 (a)	100,000	94,915
3.20%, 01/15/28 (a)	100,000	93,780
1.90%, 12/01/28 (a)	75,000	65,359
Boston Properties LP
3.65%, 02/01/26 (a)	100,000	96,199
2.75%, 10/01/26 (a)	200,000	185,224
6.75%, 12/01/27 (a)	100,000	103,382
4.50%, 12/01/28 (a)	150,000	141,784
Brixmor Operating Partnership LP
4.13%, 06/15/26 (a)	100,000	96,886
3.90%, 03/15/27 (a)	75,000	71,527
Camden Property Trust
4.10%, 10/15/28 (a)	50,000	48,176
COPT Defense Properties LP
2.25%, 03/15/26 (a)	100,000	93,544
2.00%, 01/15/29 (a)	75,000	62,173
CubeSmart LP
3.13%, 09/01/26 (a)	100,000	94,654
2.25%, 12/15/28 (a)	100,000	87,063
Digital Realty Trust LP
3.70%, 08/15/27 (a)	200,000	190,740
5.55%, 01/15/28 (a)	150,000	151,656
4.45%, 07/15/28 (a)	100,000	96,806
EPR Properties
4.50%, 04/01/25 (a)	50,000	49,215
4.75%, 12/15/26 (a)	100,000	96,145
4.50%, 06/01/27 (a)	100,000	94,551
See financial notes
100Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ERP Operating LP
3.38%, 06/01/25 (a)	100,000	97,558
2.85%, 11/01/26 (a)	100,000	94,416
3.50%, 03/01/28 (a)	100,000	94,509
Essex Portfolio LP
3.50%, 04/01/25 (a)	100,000	97,917
3.38%, 04/15/26 (a)	75,000	72,217
1.70%, 03/01/28 (a)	100,000	86,931
Extra Space Storage LP
3.50%, 07/01/26 (a)	100,000	95,796
5.70%, 04/01/28 (a)	100,000	101,434
Federal Realty OP LP
1.25%, 02/15/26 (a)	150,000	138,375
5.38%, 05/01/28 (a)	50,000	49,871
Healthcare Realty Holdings LP
3.50%, 08/01/26 (a)	150,000	143,256
3.75%, 07/01/27 (a)	75,000	70,396
Healthpeak OP LLC
4.00%, 06/01/25 (a)	100,000	98,149
3.25%, 07/15/26 (a)	100,000	95,560
2.13%, 12/01/28 (a)	75,000	65,336
Highwoods Realty LP
4.13%, 03/15/28 (a)	100,000	93,472
Host Hotels & Resorts LP
4.00%, 06/15/25 (a)	100,000	98,027
4.50%, 02/01/26 (a)	100,000	97,935
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	100,000	87,602
Kilroy Realty LP
4.75%, 12/15/28 (a)	75,000	70,696
Kimco Realty OP LLC
3.80%, 04/01/27 (a)	100,000	95,907
1.90%, 03/01/28 (a)	100,000	87,666
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	94,848
LXP Industrial Trust
6.75%, 11/15/28 (a)	50,000	51,562
Mid-America Apartments LP
4.00%, 11/15/25 (a)	100,000	97,898
3.60%, 06/01/27 (a)	150,000	143,389
NNN REIT, Inc.
4.00%, 11/15/25 (a)	50,000	48,789
3.50%, 10/15/27 (a)	100,000	94,128
4.30%, 10/15/28 (a)	100,000	96,061
Omega Healthcare Investors, Inc.
5.25%, 01/15/26 (a)	100,000	99,143
4.50%, 04/01/27 (a)	150,000	144,381
4.75%, 01/15/28 (a)	50,000	48,006
Physicians Realty LP
3.95%, 01/15/28 (a)	100,000	95,192
Piedmont Operating Partnership LP
9.25%, 07/20/28 (a)	100,000	105,533
Prologis LP
3.25%, 06/30/26 (a)	100,000	96,103
2.13%, 04/15/27 (a)	100,000	91,805
4.88%, 06/15/28 (a)	200,000	199,774
4.00%, 09/15/28 (a)	75,000	72,262
4.38%, 02/01/29 (a)	75,000	73,304
Public Storage Operating Co.
0.88%, 02/15/26 (a)	150,000	138,469
1.50%, 11/09/26 (a)	100,000	91,370
1.85%, 05/01/28 (a)	100,000	88,458
1.95%, 11/09/28 (a)	75,000	65,908
5.13%, 01/15/29 (a)	100,000	101,065
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Realty Income Corp.
3.88%, 04/15/25 (a)	50,000	49,165
4.63%, 11/01/25 (a)	100,000	98,872
4.88%, 06/01/26 (a)	150,000	148,843
4.13%, 10/15/26 (a)	150,000	146,037
3.00%, 01/15/27 (a)	150,000	141,465
3.95%, 08/15/27 (a)	150,000	144,910
3.65%, 01/15/28 (a)	100,000	94,912
2.10%, 03/15/28 (a)	75,000	66,564
4.75%, 02/15/29 (a)	75,000	73,431
Regency Centers LP
3.60%, 02/01/27 (a)	150,000	143,595
Retail Opportunity Investments Partnership LP
6.75%, 10/15/28 (a)	50,000	51,762
Sabra Health Care LP
5.13%, 08/15/26 (a)	100,000	98,204
Simon Property Group LP
3.50%, 09/01/25 (a)	200,000	195,178
3.30%, 01/15/26 (a)	100,000	96,533
3.25%, 11/30/26 (a)	150,000	143,044
1.38%, 01/15/27 (a)	150,000	136,107
3.38%, 06/15/27 (a)	100,000	94,950
3.38%, 12/01/27 (a)	100,000	94,355
SITE Centers Corp.
4.25%, 02/01/26 (a)	100,000	97,891
4.70%, 06/01/27 (a)	100,000	98,420
Store Capital LLC
4.50%, 03/15/28 (a)	50,000	47,084
Sun Communities Operating LP
2.30%, 11/01/28 (a)	50,000	43,434
5.50%, 01/15/29 (a)	75,000	74,338
Tanger Properties LP
3.13%, 09/01/26 (a)	100,000	93,432
UDR, Inc.
3.50%, 07/01/27 (a)	150,000	141,159
4.40%, 01/26/29 (a)	50,000	47,879
Ventas Realty LP
4.13%, 01/15/26 (a)	100,000	97,399
3.25%, 10/15/26 (a)	100,000	94,468
4.00%, 03/01/28 (a)	100,000	95,333
4.40%, 01/15/29 (a)	100,000	95,820
Welltower OP LLC
4.00%, 06/01/25 (a)	250,000	245,445
4.25%, 04/01/26 (a)	100,000	98,078
2.70%, 02/15/27 (a)	100,000	93,427
4.25%, 04/15/28 (a)	102,000	98,752
		10,481,356
		171,813,864

Industrial 13.1%
Basic Industry 0.5%
Air Products & Chemicals, Inc.
1.50%, 10/15/25 (a)	200,000	189,132
4.60%, 02/08/29 (a)	100,000	98,780
Albemarle Corp.
4.65%, 06/01/27 (a)	150,000	147,400
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	179,420
ArcelorMittal SA
4.55%, 03/11/26	100,000	98,541
6.55%, 11/29/27 (a)	200,000	208,244
See financial notes
Schwab Taxable Bond Funds | Semiannual Report101

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	175,000	174,340
5.25%, 09/08/26	100,000	100,646
4.75%, 02/28/28 (a)	175,000	173,871
5.10%, 09/08/28 (a)	150,000	151,005
Celanese U.S. Holdings LLC
6.05%, 03/15/25	200,000	200,484
1.40%, 08/05/26 (a)	150,000	135,939
6.17%, 07/15/27 (a)	300,000	304,689
6.35%, 11/15/28 (a)	100,000	102,977
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (a)	200,000	187,878
Dow Chemical Co.
4.80%, 11/30/28 (a)	100,000	99,300
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	150,000	148,285
4.73%, 11/15/28 (a)	350,000	348,309
Eastman Chemical Co.
3.80%, 03/15/25 (a)	150,000	147,376
Ecolab, Inc.
2.70%, 11/01/26 (a)	200,000	189,634
3.25%, 12/01/27 (a)	150,000	142,170
EIDP, Inc.
1.70%, 07/15/25 (a)	100,000	95,075
FMC Corp.
3.20%, 10/01/26 (a)	150,000	140,657
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	100,000	98,517
4.13%, 03/01/28 (a)	100,000	94,992
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	75,000	72,464
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	97,268
Linde, Inc.
4.70%, 12/05/25 (a)	100,000	99,562
3.20%, 01/30/26 (a)	100,000	96,956
LYB International Finance III LLC
1.25%, 10/01/25 (a)	150,000	140,255
Mosaic Co.
4.05%, 11/15/27 (a)	150,000	144,258
5.38%, 11/15/28 (a)	50,000	50,342
Nucor Corp.
2.00%, 06/01/25 (a)	50,000	47,983
4.30%, 05/23/27 (a)	200,000	195,500
3.95%, 05/01/28 (a)	100,000	96,719
Nutrien Ltd.
3.00%, 04/01/25 (a)	100,000	97,304
4.90%, 03/27/28 (a)	125,000	124,039
Packaging Corp. of America
3.40%, 12/15/27 (a)	100,000	94,590
PPG Industries, Inc.
1.20%, 03/15/26 (a)	200,000	184,916
Reliance, Inc.
1.30%, 08/15/25 (a)	50,000	46,944
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	150,000	163,470
RPM International, Inc.
3.75%, 03/15/27 (a)	100,000	95,509
Sherwin-Williams Co.
3.45%, 08/01/25 (a)	100,000	97,472
3.95%, 01/15/26 (a)	50,000	48,946
3.45%, 06/01/27 (a)	300,000	285,828
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southern Copper Corp.
3.88%, 04/23/25	100,000	98,097
Steel Dynamics, Inc.
2.40%, 06/15/25 (a)	100,000	96,096
1.65%, 10/15/27 (a)	100,000	88,960
Suzano Austria GmbH
6.00%, 01/15/29 (a)	200,000	200,130
Suzano International Finance BV
5.50%, 01/17/27	200,000	199,832
Vale Overseas Ltd.
6.25%, 08/10/26	75,000	76,322
Westlake Corp.
3.60%, 08/15/26 (a)	150,000	144,394
Weyerhaeuser Co.
4.75%, 05/15/26	100,000	98,874
WRKCo, Inc.
3.75%, 03/15/25 (a)	100,000	98,030
4.65%, 03/15/26 (a)	200,000	197,466
4.00%, 03/15/28 (a)	100,000	95,526
3.90%, 06/01/28 (a)	100,000	94,836
		7,726,549
Capital Goods 1.4%
3M Co.
2.65%, 04/15/25 (a)	100,000	96,883
2.25%, 09/19/26 (a)	100,000	93,219
2.88%, 10/15/27 (a)	200,000	185,280
3.63%, 09/14/28 (a)	100,000	94,416
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	100,000	94,640
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	100,000	96,381
4.50%, 05/15/28 (a)	100,000	97,304
Amcor Flexibles North America, Inc.
4.00%, 05/17/25 (a)	100,000	98,096
Berry Global, Inc.
1.57%, 01/15/26 (a)	250,000	232,940
1.65%, 01/15/27 (a)	100,000	90,410
5.50%, 04/15/28 (a)(d)	100,000	99,511
Boeing Co.
4.88%, 05/01/25 (a)	600,000	594,996
2.75%, 02/01/26 (a)	200,000	189,934
2.20%, 02/04/26 (a)	800,000	751,384
3.10%, 05/01/26 (a)	150,000	142,860
2.25%, 06/15/26 (a)	200,000	186,282
2.70%, 02/01/27 (a)	200,000	186,214
5.04%, 05/01/27 (a)	300,000	297,282
3.25%, 03/01/28 (a)	100,000	92,471
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	100,000	95,106
Carrier Global Corp.
2.49%, 02/15/27 (a)	300,000	278,862
Caterpillar Financial Services Corp.
3.40%, 05/13/25	200,000	195,788
1.45%, 05/15/25	200,000	191,304
0.80%, 11/13/25	200,000	186,538
0.90%, 03/02/26	350,000	323,165
4.35%, 05/15/26	200,000	197,636
1.15%, 09/14/26 (b)	150,000	136,763
3.60%, 08/12/27	200,000	192,704
1.10%, 09/14/27	200,000	176,282
4.85%, 02/27/29	150,000	150,171
See financial notes
102Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CNH Industrial Capital LLC
1.88%, 01/15/26 (a)	200,000	187,546
1.45%, 07/15/26 (a)	150,000	137,222
CNH Industrial NV
3.85%, 11/15/27 (a)	100,000	96,023
Deere & Co.
2.75%, 04/15/25 (a)	100,000	97,409
Dover Corp.
3.15%, 11/15/25 (a)	100,000	96,472
Eaton Corp.
3.10%, 09/15/27 (a)	100,000	94,617
Emerson Electric Co.
0.88%, 10/15/26 (a)	200,000	180,862
1.80%, 10/15/27 (a)	100,000	90,062
Fortive Corp.
3.15%, 06/15/26 (a)	175,000	167,169
General Dynamics Corp.
3.25%, 04/01/25 (a)	125,000	122,404
1.15%, 06/01/26 (a)	150,000	138,194
2.13%, 08/15/26 (a)	100,000	93,626
3.50%, 04/01/27 (a)	200,000	192,538
2.63%, 11/15/27 (a)	150,000	138,831
3.75%, 05/15/28 (a)	100,000	96,278
HEICO Corp.
5.25%, 08/01/28 (a)	100,000	100,741
Hexcel Corp.
4.20%, 02/15/27 (a)	150,000	142,913
Honeywell International, Inc.
1.35%, 06/01/25 (a)	300,000	286,659
2.50%, 11/01/26 (a)	400,000	377,092
4.25%, 01/15/29 (a)	100,000	97,847
Howmet Aerospace, Inc.
6.88%, 05/01/25 (a)	100,000	101,102
5.90%, 02/01/27	100,000	101,099
6.75%, 01/15/28	50,000	52,175
3.00%, 01/15/29 (a)	100,000	89,705
Hubbell, Inc.
3.35%, 03/01/26 (a)	100,000	96,548
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	150,000	140,621
2.04%, 08/16/28 (a)	100,000	86,974
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	200,000	190,198
Ingersoll Rand, Inc.
5.40%, 08/14/28 (a)	100,000	100,787
John Deere Capital Corp.
3.45%, 03/13/25	200,000	196,450
4.80%, 01/09/26	300,000	299,307
0.70%, 01/15/26	150,000	138,882
1.05%, 06/17/26	250,000	229,250
2.25%, 09/14/26	200,000	187,344
1.30%, 10/13/26	150,000	137,103
1.70%, 01/11/27	200,000	183,264
1.75%, 03/09/27	200,000	182,958
4.15%, 09/15/27	200,000	196,108
4.75%, 01/20/28	200,000	199,962
4.90%, 03/03/28	125,000	125,715
1.50%, 03/06/28	175,000	154,290
4.95%, 07/14/28	250,000	251,577
4.50%, 01/16/29	200,000	197,202
Johnson Controls International PLC
3.90%, 02/14/26 (a)	100,000	97,499
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
L3Harris Technologies, Inc.
3.83%, 04/27/25 (a)	300,000	294,543
5.40%, 01/15/27	200,000	201,372
4.40%, 06/15/28 (a)	200,000	194,358
Lennox International, Inc.
1.35%, 08/01/25 (a)	125,000	117,898
5.50%, 09/15/28 (a)	100,000	100,987
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	250,000	243,642
5.10%, 11/15/27 (a)	150,000	151,642
4.50%, 02/15/29 (a)	100,000	98,267
Martin Marietta Materials, Inc.
3.50%, 12/15/27 (a)	100,000	94,941
Masco Corp.
1.50%, 02/15/28 (a)	100,000	86,890
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	100,000	102,085
Nordson Corp.
5.60%, 09/15/28 (a)	75,000	76,275
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	100,000	95,316
3.25%, 01/15/28 (a)	250,000	234,545
4.60%, 02/01/29 (a)	75,000	73,530
nVent Finance SARL
4.55%, 04/15/28 (a)	100,000	96,504
Oshkosh Corp.
4.60%, 05/15/28 (a)	100,000	97,373
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	250,000	240,867
5.25%, 08/16/28 (a)	150,000	151,335
Owens Corning
3.40%, 08/15/26 (a)	150,000	143,304
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	200,000	190,326
4.25%, 09/15/27 (a)	200,000	195,662
Precision Castparts Corp.
3.25%, 06/15/25 (a)	150,000	146,608
Regal Rexnord Corp.
6.05%, 02/15/26 (d)	200,000	201,046
6.05%, 04/15/28 (a)(d)	200,000	201,256
Republic Services, Inc.
3.20%, 03/15/25 (a)	100,000	97,647
0.88%, 11/15/25 (a)	100,000	92,795
3.38%, 11/15/27 (a)	150,000	142,340
3.95%, 05/15/28 (a)	100,000	96,282
Rockwell Automation, Inc.
2.88%, 03/01/25 (a)	75,000	73,317
RTX Corp.
3.95%, 08/16/25 (a)	250,000	245,252
2.65%, 11/01/26 (a)	200,000	188,334
5.75%, 11/08/26 (a)	100,000	101,492
3.50%, 03/15/27 (a)	300,000	286,842
3.13%, 05/04/27 (a)	150,000	141,597
4.13%, 11/16/28 (a)	500,000	480,385
5.75%, 01/15/29 (a)	75,000	77,249
Snap-on, Inc.
3.25%, 03/01/27 (a)	100,000	95,846
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	100,000	96,414
6.00%, 03/06/28 (a)	200,000	206,572
4.00%, 03/15/60 (a)(c)	150,000	133,899
See financial notes
Schwab Taxable Bond Funds | Semiannual Report103

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Teledyne Technologies, Inc.
1.60%, 04/01/26 (a)	100,000	92,762
2.25%, 04/01/28 (a)	150,000	134,448
Textron, Inc.
4.00%, 03/15/26 (a)	100,000	97,332
3.65%, 03/15/27 (a)	100,000	95,757
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (a)	100,000	96,684
Veralto Corp.
5.50%, 09/18/26 (a)(d)	100,000	100,464
5.35%, 09/18/28 (a)(d)	150,000	151,074
Vontier Corp.
1.80%, 04/01/26 (a)	100,000	92,306
2.40%, 04/01/28 (a)	100,000	87,565
Vulcan Materials Co.
4.50%, 04/01/25 (a)	100,000	98,989
5.80%, 03/01/26 (a)	100,000	100,000
Waste Management, Inc.
3.13%, 03/01/25 (a)	100,000	97,882
0.75%, 11/15/25 (a)	200,000	185,814
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (a)	100,000	97,010
3.45%, 11/15/26 (a)	150,000	142,688
4.70%, 09/15/28 (a)(f)	200,000	195,168
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	95,522
1.95%, 01/30/28 (a)	100,000	89,409
		20,953,156
Communications 1.5%
American Tower Corp.
4.00%, 06/01/25 (a)	150,000	147,096
4.40%, 02/15/26 (a)	150,000	147,541
1.60%, 04/15/26 (a)	100,000	92,606
1.45%, 09/15/26 (a)	150,000	136,430
3.38%, 10/15/26 (a)	250,000	238,470
2.75%, 01/15/27 (a)	200,000	186,320
3.13%, 01/15/27 (a)	100,000	94,346
3.65%, 03/15/27 (a)	200,000	191,200
3.60%, 01/15/28 (a)	200,000	188,332
5.25%, 07/15/28 (a)	100,000	99,744
5.80%, 11/15/28 (a)	100,000	102,073
AT&T, Inc.
3.88%, 01/15/26 (a)	50,000	48,803
5.54%, 02/20/26 (a)	300,000	299,763
1.70%, 03/25/26 (a)	500,000	465,175
2.95%, 07/15/26 (a)	50,000	47,555
3.80%, 02/15/27 (a)	150,000	144,604
4.25%, 03/01/27 (a)	200,000	195,028
2.30%, 06/01/27 (a)	400,000	366,332
1.65%, 02/01/28 (a)	300,000	264,078
4.10%, 02/15/28 (a)	250,000	241,120
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (a)	650,000	641,108
6.15%, 11/10/26 (a)	150,000	151,536
3.75%, 02/15/28 (a)	150,000	138,591
4.20%, 03/15/28 (a)	150,000	140,627
2.25%, 01/15/29 (a)	150,000	126,666
Comcast Corp.
3.38%, 08/15/25 (a)	250,000	244,105
3.95%, 10/15/25 (a)	500,000	491,410
5.25%, 11/07/25	150,000	150,688
3.15%, 03/01/26 (a)	400,000	386,132
2.35%, 01/15/27 (a)	300,000	279,738
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.30%, 02/01/27 (a)	200,000	191,774
3.30%, 04/01/27 (a)	150,000	143,157
5.35%, 11/15/27 (a)	150,000	152,400
3.15%, 02/15/28 (a)	150,000	140,738
3.55%, 05/01/28 (a)	150,000	142,442
4.15%, 10/15/28 (a)	600,000	582,684
4.55%, 01/15/29 (a)	100,000	98,451
Crown Castle, Inc.
1.35%, 07/15/25 (a)	100,000	94,633
4.45%, 02/15/26 (a)	150,000	147,252
3.70%, 06/15/26 (a)	200,000	192,784
1.05%, 07/15/26 (a)	200,000	180,846
2.90%, 03/15/27 (a)	150,000	139,718
3.65%, 09/01/27 (a)	150,000	141,630
5.00%, 01/11/28 (a)	250,000	246,457
3.80%, 02/15/28 (a)	100,000	94,219
Discovery Communications LLC
3.45%, 03/15/25 (a)	50,000	48,843
4.90%, 03/11/26 (a)	200,000	196,976
3.95%, 03/20/28 (a)	300,000	280,698
Fox Corp.
3.05%, 04/07/25 (a)	100,000	97,346
4.71%, 01/25/29 (a)	300,000	292,887
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	100,000	97,982
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	425,000	407,549
4.60%, 05/15/28 (a)	275,000	274,004
Netflix, Inc.
4.38%, 11/15/26	175,000	172,235
4.88%, 04/15/28	250,000	249,680
5.88%, 11/15/28	300,000	310,935
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (a)	300,000	290,778
Paramount Global
2.90%, 01/15/27 (a)	200,000	180,274
3.70%, 06/01/28 (a)	100,000	87,676
Rogers Communications, Inc.
2.95%, 03/15/25 (a)	150,000	146,073
3.63%, 12/15/25 (a)	150,000	145,407
3.20%, 03/15/27 (a)	300,000	282,573
5.00%, 02/15/29 (a)	200,000	198,232
Sprint Capital Corp.
6.88%, 11/15/28	400,000	426,468
Sprint LLC
7.63%, 03/01/26 (a)	250,000	258,390
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	200,000	191,246
4.95%, 03/28/28 (a)	100,000	99,229
Telefonica Emisiones SA
4.10%, 03/08/27	250,000	242,185
TELUS Corp.
2.80%, 02/16/27 (a)	100,000	93,745
3.70%, 09/15/27 (a)	150,000	142,462
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	475,000	464,512
1.50%, 02/15/26 (a)	200,000	185,994
2.25%, 02/15/26 (a)	300,000	282,699
2.63%, 04/15/26 (a)	200,000	189,538
3.75%, 04/15/27 (a)	650,000	623,220
5.38%, 04/15/27 (a)	100,000	99,926
2.05%, 02/15/28 (a)	250,000	222,805
4.95%, 03/15/28 (a)	250,000	248,550
4.80%, 07/15/28 (a)	150,000	148,098
See financial notes
104Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.85%, 01/15/29 (a)	150,000	148,173
2.63%, 02/15/29 (a)	150,000	133,313
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	200,000	194,068
3.00%, 02/13/26	200,000	192,650
1.85%, 07/30/26	150,000	139,487
2.95%, 06/15/27	150,000	142,190
Verizon Communications, Inc.
0.85%, 11/20/25 (a)	250,000	232,050
1.45%, 03/20/26 (a)	300,000	278,256
2.63%, 08/15/26	300,000	282,975
4.13%, 03/16/27	300,000	291,834
3.00%, 03/22/27 (a)	150,000	141,222
2.10%, 03/22/28 (a)	450,000	400,788
4.33%, 09/21/28	750,000	728,287
Vodafone Group PLC
4.13%, 05/30/25	250,000	245,997
4.38%, 05/30/28	100,000	98,310
Walt Disney Co.
3.35%, 03/24/25	375,000	367,519
1.75%, 01/13/26	300,000	282,885
2.20%, 01/13/28	100,000	91,245
Warnermedia Holdings, Inc.
3.64%, 03/15/25	400,000	391,616
3.76%, 03/15/27 (a)	600,000	568,158
		22,166,640
Consumer Cyclical 2.3%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	400,000	377,844
Amazon.com, Inc.
3.00%, 04/13/25	100,000	97,719
0.80%, 06/03/25 (a)	150,000	142,470
4.60%, 12/01/25	250,000	248,922
5.20%, 12/03/25 (a)	150,000	150,702
1.00%, 05/12/26 (a)	450,000	414,306
3.30%, 04/13/27 (a)	350,000	335,520
1.20%, 06/03/27 (a)	200,000	178,948
3.15%, 08/22/27 (a)	575,000	545,945
4.55%, 12/01/27 (a)	300,000	299,085
1.65%, 05/12/28 (a)	350,000	310,737
American Honda Finance Corp.
1.20%, 07/08/25	250,000	237,160
1.00%, 09/10/25	250,000	234,982
4.95%, 01/09/26	200,000	199,430
5.25%, 07/07/26	200,000	201,520
1.30%, 09/09/26	200,000	182,668
2.35%, 01/08/27	150,000	139,989
4.70%, 01/12/28	100,000	99,571
2.00%, 03/24/28	100,000	89,644
5.13%, 07/07/28	150,000	151,285
5.65%, 11/15/28	150,000	154,308
2.25%, 01/12/29	100,000	88,825
AutoNation, Inc.
4.50%, 10/01/25 (a)	150,000	147,387
1.95%, 08/01/28 (a)	50,000	42,805
AutoZone, Inc.
3.63%, 04/15/25 (a)	100,000	98,189
3.75%, 06/01/27 (a)	200,000	192,188
4.50%, 02/01/28 (a)	100,000	98,023
6.25%, 11/01/28 (a)	100,000	104,073
Block Financial LLC
5.25%, 10/01/25 (a)	50,000	49,660
2.50%, 07/15/28 (a)	75,000	66,094
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	300,000	290,802
BorgWarner, Inc.
2.65%, 07/01/27 (a)	200,000	184,686
CBRE Services, Inc.
4.88%, 03/01/26 (a)	150,000	148,301
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	100,000	95,440
1.38%, 06/20/27 (a)	250,000	224,835
Cummins, Inc.
0.75%, 09/01/25 (a)	150,000	140,735
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	150,000	144,267
Dollar General Corp.
4.15%, 11/01/25 (a)	100,000	98,004
3.88%, 04/15/27 (a)	100,000	96,183
4.63%, 11/01/27 (a)	100,000	98,108
4.13%, 05/01/28 (a)	100,000	96,691
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	200,000	196,510
4.20%, 05/15/28 (a)	200,000	192,794
DR Horton, Inc.
2.60%, 10/15/25 (a)	50,000	47,862
1.30%, 10/15/26 (a)	200,000	181,038
eBay, Inc.
1.90%, 03/11/25 (a)	150,000	144,788
1.40%, 05/10/26 (a)	200,000	184,500
3.60%, 06/05/27 (a)	150,000	143,381
Expedia Group, Inc.
5.00%, 02/15/26 (a)	100,000	99,367
4.63%, 08/01/27 (a)	150,000	146,891
3.80%, 02/15/28 (a)	150,000	141,927
Ford Motor Co.
4.35%, 12/08/26 (a)	250,000	242,982
6.63%, 10/01/28	100,000	104,594
Ford Motor Credit Co. LLC
5.13%, 06/16/25 (a)	300,000	297,093
4.13%, 08/04/25	200,000	195,216
3.38%, 11/13/25 (a)	325,000	311,948
4.39%, 01/08/26	200,000	194,632
6.95%, 06/10/26 (a)	200,000	203,996
4.54%, 08/01/26 (a)	200,000	193,930
2.70%, 08/10/26 (a)	200,000	185,768
4.27%, 01/09/27 (a)	200,000	191,662
5.80%, 03/05/27 (a)	200,000	199,770
4.95%, 05/28/27 (a)	250,000	243,132
4.13%, 08/17/27 (a)	200,000	189,128
3.82%, 11/02/27 (a)	200,000	186,616
7.35%, 11/04/27 (a)	250,000	261,360
2.90%, 02/16/28 (a)	200,000	179,364
6.80%, 05/12/28 (a)	250,000	258,172
6.80%, 11/07/28 (a)	200,000	207,268
General Motors Co.
4.00%, 04/01/25	100,000	98,440
6.13%, 10/01/25 (a)	300,000	302,553
6.80%, 10/01/27 (a)	200,000	208,892
5.00%, 10/01/28 (a)	100,000	99,383
General Motors Financial Co., Inc.
4.35%, 04/09/25 (a)	150,000	148,082
2.75%, 06/20/25 (a)	250,000	241,307
4.30%, 07/13/25 (a)	200,000	196,720
1.25%, 01/08/26 (a)	350,000	324,411
5.25%, 03/01/26 (a)	200,000	199,414
5.40%, 04/06/26	250,000	250,157
1.50%, 06/10/26 (a)	200,000	183,274
See financial notes
Schwab Taxable Bond Funds | Semiannual Report105

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 10/06/26 (a)	200,000	193,430
4.35%, 01/17/27 (a)	150,000	146,055
2.35%, 02/26/27 (a)	250,000	229,265
5.00%, 04/09/27 (a)	300,000	297,087
2.70%, 08/20/27 (a)	200,000	183,560
6.00%, 01/09/28 (a)	150,000	153,325
2.40%, 04/10/28 (a)	200,000	178,382
5.80%, 06/23/28 (a)	200,000	203,074
2.40%, 10/15/28 (a)	200,000	175,860
5.80%, 01/07/29 (a)	250,000	253,400
Genuine Parts Co.
6.50%, 11/01/28 (a)	150,000	157,318
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25 (a)	150,000	148,814
5.38%, 04/15/26 (a)	150,000	148,551
5.75%, 06/01/28 (a)	50,000	49,679
5.30%, 01/15/29 (a)	100,000	97,189
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	75,000	72,849
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	100,000	98,310
Home Depot, Inc.
3.35%, 09/15/25 (a)	300,000	292,773
3.00%, 04/01/26 (a)	200,000	192,724
2.13%, 09/15/26 (a)	300,000	280,509
2.50%, 04/15/27 (a)	200,000	186,308
2.80%, 09/14/27 (a)	200,000	187,504
0.90%, 03/15/28 (a)	100,000	86,296
1.50%, 09/15/28 (a)	150,000	130,763
3.90%, 12/06/28 (a)	150,000	145,163
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	250,000	233,657
Hyatt Hotels Corp.
5.38%, 04/23/25 (a)(g)	100,000	99,827
4.85%, 03/15/26 (a)	100,000	98,870
4.38%, 09/15/28 (a)	100,000	96,063
JD.com, Inc.
3.88%, 04/29/26	200,000	194,056
Lear Corp.
3.80%, 09/15/27 (a)	150,000	143,636
Lennar Corp.
4.75%, 05/30/25 (a)	100,000	99,117
5.00%, 06/15/27 (a)	100,000	99,209
4.75%, 11/29/27 (a)	150,000	147,675
LKQ Corp.
5.75%, 06/15/28 (a)	100,000	101,048
Lowe's Cos., Inc.
4.00%, 04/15/25 (a)	175,000	172,501
2.50%, 04/15/26 (a)	300,000	284,841
3.35%, 04/01/27 (a)	200,000	190,594
3.10%, 05/03/27 (a)	300,000	283,689
1.30%, 04/15/28 (a)	200,000	173,418
1.70%, 09/15/28 (a)	150,000	130,382
Magna International, Inc.
4.15%, 10/01/25 (a)	200,000	196,366
Marriott International, Inc.
5.75%, 05/01/25 (a)	100,000	100,378
3.13%, 06/15/26 (a)	200,000	190,970
5.45%, 09/15/26 (a)	75,000	75,355
5.00%, 10/15/27 (a)	150,000	149,562
4.00%, 04/15/28 (a)	100,000	95,815
5.55%, 10/15/28 (a)	100,000	101,777
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
McDonald's Corp.
3.38%, 05/26/25 (a)	100,000	97,765
3.30%, 07/01/25 (a)	100,000	97,647
1.45%, 09/01/25 (a)	150,000	142,010
3.70%, 01/30/26 (a)	350,000	342,125
3.50%, 03/01/27 (a)	200,000	192,644
3.80%, 04/01/28 (a)	200,000	192,098
NIKE, Inc.
2.40%, 03/27/25 (a)	150,000	145,859
2.38%, 11/01/26 (a)	100,000	94,108
2.75%, 03/27/27 (a)	250,000	235,772
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	150,000	145,179
4.35%, 06/01/28 (a)	100,000	97,512
PACCAR Financial Corp.
4.45%, 03/30/26	100,000	99,140
2.00%, 02/04/27	200,000	184,628
4.60%, 01/10/28	100,000	99,534
4.60%, 01/31/29	150,000	148,667
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	150,323
PVH Corp.
4.63%, 07/10/25 (a)(d)	150,000	147,933
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	50,000	48,898
Ross Stores, Inc.
4.60%, 04/15/25 (a)	150,000	148,598
0.88%, 04/15/26 (a)	100,000	91,489
Sands China Ltd.
5.13%, 08/08/25 (a)(g)	200,000	197,054
4.05%, 01/08/26 (a)(g)	200,000	191,884
2.55%, 03/08/27 (a)(g)	200,000	179,854
5.40%, 08/08/28 (a)(g)	300,000	291,786
Starbucks Corp.
3.80%, 08/15/25 (a)	150,000	146,916
2.45%, 06/15/26 (a)	150,000	141,648
2.00%, 03/12/27 (a)	100,000	91,675
3.50%, 03/01/28 (a)	200,000	189,686
4.00%, 11/15/28 (a)	150,000	144,975
Tapestry, Inc.
4.25%, 04/01/25 (a)	100,000	98,539
7.00%, 11/27/26	100,000	102,732
7.35%, 11/27/28 (a)	200,000	209,432
Target Corp.
2.25%, 04/15/25 (a)	150,000	145,341
2.50%, 04/15/26	250,000	238,827
1.95%, 01/15/27 (a)	150,000	138,690
TJX Cos., Inc.
2.25%, 09/15/26 (a)	175,000	164,486
1.15%, 05/15/28 (a)	100,000	86,243
Toll Brothers Finance Corp.
4.88%, 11/15/25 (a)	100,000	98,902
4.88%, 03/15/27 (a)	100,000	98,352
Toyota Motor Corp.
1.34%, 03/25/26 (a)	300,000	278,649
3.67%, 07/20/28	150,000	145,545
Toyota Motor Credit Corp.
3.00%, 04/01/25	350,000	342,030
3.40%, 04/14/25	100,000	98,025
3.95%, 06/30/25	250,000	246,222
0.80%, 10/16/25	200,000	187,012
0.80%, 01/09/26	100,000	92,784
1.13%, 06/18/26	200,000	183,566
5.00%, 08/14/26	200,000	200,026
See financial notes
106Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 01/11/27	200,000	191,150
1.90%, 01/13/27	50,000	46,073
3.05%, 03/22/27	300,000	284,604
4.55%, 09/20/27	200,000	198,354
5.45%, 11/10/27	150,000	153,067
3.05%, 01/11/28	100,000	94,174
4.63%, 01/12/28	200,000	198,916
5.25%, 09/11/28	200,000	202,986
3.65%, 01/08/29	200,000	189,408
UL Solutions, Inc.
6.50%, 10/20/28 (a)(d)	75,000	77,590
VF Corp.
2.40%, 04/23/25 (a)	150,000	144,012
2.80%, 04/23/27 (a)	125,000	113,429
VICI Properties LP
4.38%, 05/15/25	75,000	73,782
4.75%, 02/15/28 (a)	200,000	193,888
Walmart, Inc.
3.55%, 06/26/25 (a)	150,000	147,608
3.90%, 09/09/25	250,000	246,262
3.05%, 07/08/26 (a)	200,000	192,458
1.05%, 09/17/26 (a)	100,000	91,394
3.95%, 09/09/27 (a)	200,000	196,044
3.90%, 04/15/28 (a)	250,000	243,957
3.70%, 06/26/28 (a)	250,000	241,972
1.50%, 09/22/28 (a)	200,000	175,674
		33,952,979
Consumer Non-Cyclical 3.3%
Abbott Laboratories
3.75%, 11/30/26 (a)	300,000	292,347
1.15%, 01/30/28 (a)	100,000	87,720
AbbVie, Inc.
3.80%, 03/15/25 (a)	500,000	489,935
3.60%, 05/14/25 (a)	500,000	490,005
3.20%, 05/14/26 (a)	350,000	336,899
2.95%, 11/21/26 (a)	700,000	663,957
4.80%, 03/15/27 (a)	300,000	299,199
4.25%, 11/14/28 (a)	200,000	195,520
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	75,000	72,049
Altria Group, Inc.
2.35%, 05/06/25 (a)	50,000	48,271
4.40%, 02/14/26 (a)	200,000	196,856
2.63%, 09/16/26 (a)	150,000	141,014
6.20%, 11/01/28 (a)	100,000	103,899
4.80%, 02/14/29 (a)	300,000	294,783
Amgen, Inc.
3.13%, 05/01/25 (a)	200,000	195,052
5.51%, 03/02/26 (a)	275,000	274,849
2.60%, 08/19/26 (a)	200,000	188,848
2.20%, 02/21/27 (a)	200,000	184,390
3.20%, 11/02/27 (a)	200,000	188,122
5.15%, 03/02/28 (a)	600,000	601,524
1.65%, 08/15/28 (a)	150,000	130,607
3.00%, 02/22/29 (a)	100,000	91,780
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	350,000	341,295
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	400,000	387,964
4.75%, 01/23/29 (a)	600,000	596,136
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	150,000	141,267
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Astrazeneca Finance LLC
1.20%, 05/28/26 (a)	250,000	230,010
4.80%, 02/26/27 (a)	200,000	199,532
4.88%, 03/03/28 (a)	200,000	199,856
1.75%, 05/28/28 (a)	200,000	176,850
4.85%, 02/26/29 (a)	200,000	200,006
AstraZeneca PLC
3.38%, 11/16/25	200,000	194,564
0.70%, 04/08/26 (a)	200,000	183,126
3.13%, 06/12/27 (a)	200,000	190,104
4.00%, 01/17/29 (a)	150,000	144,969
BAT Capital Corp.
3.22%, 09/06/26 (a)	200,000	189,606
3.56%, 08/15/27 (a)	500,000	472,450
2.26%, 03/25/28 (a)	150,000	132,770
BAT International Finance PLC
1.67%, 03/25/26 (a)	300,000	278,073
4.45%, 03/16/28 (a)	200,000	192,964
5.93%, 02/02/29 (a)	100,000	102,130
Baxalta, Inc.
4.00%, 06/23/25 (a)	150,000	147,323
Baxter International, Inc.
2.60%, 08/15/26 (a)	100,000	93,801
1.92%, 02/01/27 (a)	300,000	272,817
2.27%, 12/01/28 (a)	150,000	131,550
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	250,000	239,790
4.69%, 02/13/28 (a)	150,000	147,885
4.87%, 02/08/29 (a)	100,000	98,772
Biogen, Inc.
4.05%, 09/15/25 (a)	300,000	294,147
Boston Scientific Corp.
1.90%, 06/01/25 (a)	200,000	191,806
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (a)	175,000	162,836
4.95%, 02/20/26	150,000	149,802
3.20%, 06/15/26 (a)	300,000	288,657
4.90%, 02/22/27 (a)	200,000	199,784
1.13%, 11/13/27 (a)	175,000	153,433
3.45%, 11/15/27 (a)	100,000	95,409
3.90%, 02/20/28 (a)	200,000	193,204
4.90%, 02/22/29 (a)	250,000	249,422
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	150,000	142,023
3.25%, 08/15/26 (a)	150,000	143,087
Campbell Soup Co.
3.95%, 03/15/25 (a)	150,000	147,628
3.30%, 03/19/25 (a)	100,000	97,578
4.15%, 03/15/28 (a)	150,000	144,782
Cardinal Health, Inc.
3.75%, 09/15/25 (a)	100,000	97,579
3.41%, 06/15/27 (a)	250,000	237,037
5.13%, 02/15/29 (a)	100,000	99,632
Cencora, Inc.
3.25%, 03/01/25 (a)	97,000	94,907
3.45%, 12/15/27 (a)	150,000	142,013
Cigna Group
3.25%, 04/15/25 (a)	100,000	97,617
4.50%, 02/25/26 (a)	150,000	148,026
1.25%, 03/15/26 (a)	150,000	138,611
3.40%, 03/01/27 (a)	350,000	333,420
4.38%, 10/15/28 (a)	600,000	583,032
See financial notes
Schwab Taxable Bond Funds | Semiannual Report107

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Clorox Co.
3.10%, 10/01/27 (a)	100,000	93,907
3.90%, 05/15/28 (a)	100,000	96,233
Coca-Cola Co.
3.38%, 03/25/27	250,000	241,062
1.45%, 06/01/27	300,000	271,539
1.50%, 03/05/28	100,000	88,932
1.00%, 03/15/28	150,000	130,784
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	150,000	143,211
4.60%, 03/01/28 (a)	100,000	100,778
CommonSpirit Health
1.55%, 10/01/25 (a)	100,000	93,967
Conagra Brands, Inc.
4.60%, 11/01/25 (a)	150,000	147,802
1.38%, 11/01/27 (a)	150,000	130,446
7.00%, 10/01/28	100,000	106,908
4.85%, 11/01/28 (a)	200,000	196,648
Conopco, Inc.
7.25%, 12/15/26	50,000	53,080
Constellation Brands, Inc.
4.40%, 11/15/25 (a)	150,000	147,805
5.00%, 02/02/26 (a)	100,000	99,391
3.70%, 12/06/26 (a)	75,000	72,231
3.50%, 05/09/27 (a)	200,000	190,148
4.35%, 05/09/27 (a)	200,000	195,612
4.65%, 11/15/28 (a)	75,000	73,559
CVS Health Corp.
4.10%, 03/25/25 (a)	150,000	148,159
3.88%, 07/20/25 (a)	300,000	293,967
5.00%, 02/20/26 (a)	225,000	224,048
2.88%, 06/01/26 (a)	300,000	285,228
3.00%, 08/15/26 (a)	150,000	142,491
3.63%, 04/01/27 (a)	175,000	167,856
1.30%, 08/21/27 (a)	400,000	351,652
4.30%, 03/25/28 (a)	700,000	679,812
5.00%, 01/30/29 (a)	200,000	199,348
Diageo Capital PLC
1.38%, 09/29/25 (a)	200,000	188,644
5.30%, 10/24/27 (a)	200,000	202,440
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	97,173
Eli Lilly & Co.
2.75%, 06/01/25 (a)	150,000	145,874
4.50%, 02/09/27 (a)	150,000	149,413
5.50%, 03/15/27	75,000	76,803
3.10%, 05/15/27 (a)	100,000	95,191
4.50%, 02/09/29 (a)	150,000	149,250
Estee Lauder Cos., Inc.
4.38%, 05/15/28 (a)	125,000	122,940
Flowers Foods, Inc.
3.50%, 10/01/26 (a)	100,000	96,026
GE HealthCare Technologies, Inc.
5.60%, 11/15/25 (a)	300,000	301,008
5.65%, 11/15/27 (a)	250,000	253,940
General Mills, Inc.
4.00%, 04/17/25 (a)	100,000	98,430
5.24%, 11/18/25 (a)	100,000	99,948
3.20%, 02/10/27 (a)	150,000	142,619
4.20%, 04/17/28 (a)	200,000	194,086
5.50%, 10/17/28 (a)	100,000	101,674
Gilead Sciences, Inc.
3.65%, 03/01/26 (a)	350,000	339,993
2.95%, 03/01/27 (a)	300,000	283,449
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	175,000	171,979
3.88%, 05/15/28	300,000	290,283
Haleon U.K. Capital PLC
3.13%, 03/24/25	250,000	243,917
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	250,000	237,722
Hasbro, Inc.
3.55%, 11/19/26 (a)	125,000	118,641
3.50%, 09/15/27 (a)	100,000	93,906
HCA, Inc.
5.25%, 04/15/25	200,000	199,132
5.88%, 02/15/26 (a)	200,000	200,914
5.25%, 06/15/26 (a)	200,000	198,838
5.38%, 09/01/26 (a)	200,000	199,448
4.50%, 02/15/27 (a)	250,000	244,882
3.13%, 03/15/27 (a)	250,000	235,002
5.20%, 06/01/28 (a)	150,000	149,437
5.63%, 09/01/28 (a)	200,000	201,624
5.88%, 02/01/29 (a)	150,000	152,740
Hershey Co.
0.90%, 06/01/25 (a)	100,000	95,056
2.30%, 08/15/26 (a)	150,000	141,636
Hormel Foods Corp.
1.70%, 06/03/28 (a)	100,000	88,336
Illumina, Inc.
5.75%, 12/13/27 (a)	100,000	100,819
Ingredion, Inc.
3.20%, 10/01/26 (a)	75,000	71,578
IQVIA, Inc.
5.70%, 05/15/28 (a)	200,000	201,702
J M Smucker Co.
3.50%, 03/15/25	200,000	196,038
3.38%, 12/15/27 (a)	100,000	94,354
5.90%, 11/15/28 (a)	100,000	103,010
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13%, 02/01/28 (a)	200,000	195,988
3.00%, 02/02/29 (a)	200,000	175,392
Johnson & Johnson
2.45%, 03/01/26 (a)	250,000	239,265
2.95%, 03/03/27 (a)	200,000	191,252
0.95%, 09/01/27 (a)	200,000	176,918
2.90%, 01/15/28 (a)	275,000	260,202
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	150,000	142,650
Kellanova
3.25%, 04/01/26	200,000	192,288
4.30%, 05/15/28 (a)	100,000	97,220
Kenvue, Inc.
5.50%, 03/22/25	125,000	125,348
5.35%, 03/22/26 (a)	150,000	151,030
5.05%, 03/22/28 (a)	175,000	176,144
Keurig Dr Pepper, Inc.
3.40%, 11/15/25 (a)	200,000	193,766
3.43%, 06/15/27 (a)	150,000	142,893
4.60%, 05/25/28 (a)	100,000	98,607
Kimberly-Clark Corp.
3.05%, 08/15/25	150,000	145,922
2.75%, 02/15/26	100,000	96,279
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	300,000	286,317
3.88%, 05/15/27 (a)	250,000	241,422
See financial notes
108Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kroger Co.
3.50%, 02/01/26 (a)	100,000	96,949
2.65%, 10/15/26 (a)	200,000	187,990
4.50%, 01/15/29 (a)	150,000	146,702
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (a)	150,000	138,311
McCormick & Co., Inc.
0.90%, 02/15/26 (a)(b)	200,000	184,018
McKesson Corp.
0.90%, 12/03/25 (a)	200,000	185,738
5.25%, 02/15/26 (a)	100,000	100,000
4.90%, 07/15/28 (a)	100,000	100,093
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	100,000	98,149
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	150,000	146,810
Merck & Co., Inc.
0.75%, 02/24/26 (a)	50,000	46,250
1.70%, 06/10/27 (a)	300,000	271,785
4.05%, 05/17/28 (a)	150,000	147,048
1.90%, 12/10/28 (a)	150,000	132,468
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	350,000	333,434
Mondelez International, Inc.
1.50%, 05/04/25 (a)	100,000	95,620
2.63%, 03/17/27 (a)	150,000	139,910
4.13%, 05/07/28 (a)	100,000	97,996
4.75%, 02/20/29 (a)	75,000	74,170
Mylan, Inc.
4.55%, 04/15/28 (a)	150,000	144,705
Novartis Capital Corp.
3.00%, 11/20/25 (a)	275,000	266,513
2.00%, 02/14/27 (a)	200,000	185,406
3.10%, 05/17/27 (a)	200,000	190,374
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	100,000	93,004
Pepsico Singapore Financing I Pte. Ltd.
4.55%, 02/16/29 (a)	75,000	74,345
PepsiCo, Inc.
2.25%, 03/19/25 (a)	250,000	242,825
2.75%, 04/30/25 (a)	150,000	146,117
3.50%, 07/17/25 (a)	125,000	122,494
4.55%, 02/13/26 (a)	100,000	99,449
2.85%, 02/24/26 (a)	150,000	144,279
2.38%, 10/06/26 (a)	200,000	188,488
2.63%, 03/19/27 (a)	100,000	94,056
3.00%, 10/15/27 (a)	300,000	282,891
3.60%, 02/18/28 (a)	100,000	96,223
4.45%, 05/15/28 (a)	100,000	99,886
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/25	425,000	422,488
4.45%, 05/19/26 (a)	500,000	493,665
4.45%, 05/19/28 (a)	700,000	686,875
Pfizer, Inc.
0.80%, 05/28/25 (a)	100,000	94,936
2.75%, 06/03/26	300,000	287,085
3.00%, 12/15/26	300,000	286,170
3.60%, 09/15/28 (a)	100,000	95,592
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	100,000	95,836
3.38%, 08/11/25 (a)	200,000	195,060
4.88%, 02/13/26	225,000	223,936
2.75%, 02/25/26 (a)	200,000	191,084
0.88%, 05/01/26 (a)	150,000	137,106
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 02/12/27	100,000	98,764
5.13%, 11/17/27 (a)	300,000	300,603
4.88%, 02/15/28 (a)	300,000	298,401
3.13%, 03/02/28 (a)	75,000	69,737
5.25%, 09/07/28 (a)	100,000	100,762
4.88%, 02/13/29 (a)	150,000	147,469
Procter & Gamble Co.
0.55%, 10/29/25	150,000	139,907
2.70%, 02/02/26	100,000	96,207
1.00%, 04/23/26	250,000	231,362
2.45%, 11/03/26	100,000	94,525
1.90%, 02/01/27	250,000	231,667
2.80%, 03/25/27	150,000	142,052
3.95%, 01/26/28	150,000	147,436
Providence St Joseph Health Obligated Group
2.75%, 10/01/26 (a)	50,000	46,920
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	100,000	98,191
3.45%, 06/01/26 (a)	100,000	96,231
Revvity, Inc.
1.90%, 09/15/28 (a)	75,000	64,856
Reynolds American, Inc.
4.45%, 06/12/25 (a)	300,000	295,497
Royalty Pharma PLC
1.20%, 09/02/25 (a)	200,000	187,324
1.75%, 09/02/27 (a)	150,000	133,487
Sanofi SA
3.63%, 06/19/28 (a)	100,000	96,551
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	500,000	476,525
SSM Health Care Corp.
4.89%, 06/01/28 (a)	100,000	99,801
Stryker Corp.
1.15%, 06/15/25 (a)	100,000	94,880
3.38%, 11/01/25 (a)	200,000	194,128
3.50%, 03/15/26 (a)	250,000	242,467
4.85%, 12/08/28 (a)	100,000	99,702
Sutter Health
1.32%, 08/15/25 (a)	100,000	94,248
Sysco Corp.
3.75%, 10/01/25 (a)	125,000	121,846
3.30%, 07/15/26 (a)	150,000	144,038
3.25%, 07/15/27 (a)	100,000	94,309
5.75%, 01/17/29 (a)	75,000	76,835
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	200,000	199,592
Thermo Fisher Scientific, Inc.
5.00%, 12/05/26 (a)	150,000	150,454
4.80%, 11/21/27 (a)	100,000	100,083
1.75%, 10/15/28 (a)	100,000	87,833
5.00%, 01/31/29 (a)	150,000	150,925
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	150,000	146,495
3.55%, 06/02/27 (a)	200,000	189,654
Unilever Capital Corp.
3.10%, 07/30/25	100,000	97,507
2.00%, 07/28/26	150,000	140,547
2.90%, 05/05/27 (a)	200,000	189,114
3.50%, 03/22/28 (a)	150,000	143,558
4.88%, 09/08/28 (a)	100,000	100,778
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	150,000	136,461
UPMC
1.80%, 04/15/26 (a)	150,000	139,775
See financial notes
Schwab Taxable Bond Funds | Semiannual Report109

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	400,000	386,160
Viatris, Inc.
1.65%, 06/22/25 (a)	100,000	94,909
2.30%, 06/22/27 (a)	125,000	113,084
Whirlpool Corp.
3.70%, 05/01/25	100,000	97,917
4.75%, 02/26/29 (a)	100,000	97,688
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	200,000	195,684
3.05%, 01/15/26 (a)	200,000	192,182
Zoetis, Inc.
4.50%, 11/13/25 (a)	200,000	197,524
3.00%, 09/12/27 (a)	150,000	140,505
		48,293,596
Energy 1.4%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
2.06%, 12/15/26 (a)	150,000	138,443
3.34%, 12/15/27 (a)	200,000	188,668
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	150,000	146,304
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	200,000	196,212
3.41%, 02/11/26 (a)	100,000	97,007
3.12%, 05/04/26 (a)	200,000	192,270
3.02%, 01/16/27 (a)	200,000	190,070
3.59%, 04/14/27 (a)	100,000	96,163
3.94%, 09/21/28 (a)	100,000	96,102
4.23%, 11/06/28 (a)	400,000	389,312
BP Capital Markets PLC
3.28%, 09/19/27 (a)	200,000	189,402
3.72%, 11/28/28 (a)	100,000	95,025
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (a)	100,000	95,472
3.85%, 06/01/27 (a)	200,000	191,624
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	125,000	121,176
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	200,000	200,002
5.13%, 06/30/27 (a)	250,000	248,932
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	250,000	240,210
Chevron Corp.
1.55%, 05/11/25 (a)	500,000	479,915
3.33%, 11/17/25 (a)	100,000	97,654
2.95%, 05/16/26 (a)	300,000	288,207
2.00%, 05/11/27 (a)	200,000	183,982
Chevron USA, Inc.
0.69%, 08/12/25 (a)	125,000	117,608
3.85%, 01/15/28 (a)	150,000	145,980
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	200,000	197,132
Continental Resources, Inc.
4.38%, 01/15/28 (a)	175,000	168,308
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	125,000	120,216
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	200,000	201,214
Devon Energy Corp.
5.85%, 12/15/25 (a)	150,000	150,787
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	150,000	143,430
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	150,000	150,936
Enbridge, Inc.
1.60%, 10/04/26 (a)	150,000	137,180
4.25%, 12/01/26 (a)	200,000	195,692
6.00%, 11/15/28 (a)	150,000	155,376
Energy Transfer LP
4.05%, 03/15/25 (a)	50,000	49,219
2.90%, 05/15/25 (a)	200,000	193,664
4.75%, 01/15/26 (a)	250,000	247,215
3.90%, 07/15/26 (a)	100,000	96,755
4.40%, 03/15/27 (a)	200,000	194,882
4.20%, 04/15/27 (a)	200,000	193,988
5.50%, 06/01/27 (a)	200,000	200,814
5.55%, 02/15/28 (a)	200,000	201,740
4.95%, 05/15/28 (a)	100,000	98,729
4.95%, 06/15/28 (a)	150,000	147,783
6.10%, 12/01/28 (a)	75,000	77,625
Eni USA, Inc.
7.30%, 11/15/27	125,000	132,805
Enterprise Products Operating LLC
5.05%, 01/10/26	150,000	149,979
3.70%, 02/15/26 (a)	150,000	146,324
3.95%, 02/15/27 (a)	100,000	97,402
4.15%, 10/16/28 (a)	150,000	144,921
5.25%, 08/16/77 (a)(c)	200,000	190,394
5.38%, 02/15/78 (a)(c)	100,000	92,834
EOG Resources, Inc.
3.15%, 04/01/25 (a)	100,000	97,782
4.15%, 01/15/26 (a)	125,000	123,141
EQT Corp.
3.90%, 10/01/27 (a)	200,000	189,622
5.70%, 04/01/28 (a)	50,000	50,398
Exxon Mobil Corp.
2.71%, 03/06/25 (a)	200,000	195,302
2.99%, 03/19/25 (a)	250,000	244,480
3.04%, 03/01/26 (a)	500,000	483,000
2.28%, 08/16/26 (a)	250,000	236,372
3.29%, 03/19/27 (a)	50,000	48,172
Halliburton Co.
3.80%, 11/15/25 (a)	100,000	97,749
Hess Corp.
4.30%, 04/01/27 (a)	175,000	170,579
HF Sinclair Corp.
5.88%, 04/01/26 (a)	150,000	150,643
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	250,000	246,422
1.75%, 11/15/26 (a)	125,000	114,198
4.30%, 03/01/28 (a)	225,000	218,259
Magellan Midstream Partners LP
5.00%, 03/01/26 (a)	150,000	149,009
Marathon Oil Corp.
4.40%, 07/15/27 (a)	175,000	170,026
Marathon Petroleum Corp.
4.70%, 05/01/25 (a)	250,000	247,652
5.13%, 12/15/26 (a)	100,000	99,897
3.80%, 04/01/28 (a)	100,000	95,297
MPLX LP
4.88%, 06/01/25 (a)	250,000	247,717
1.75%, 03/01/26 (a)	200,000	186,616
4.13%, 03/01/27 (a)	250,000	242,495
4.25%, 12/01/27 (a)	150,000	145,148
4.00%, 03/15/28 (a)	175,000	167,725
See financial notes
110Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
National Fuel Gas Co.
5.20%, 07/15/25 (a)	100,000	99,274
5.50%, 01/15/26 (a)	100,000	99,763
4.75%, 09/01/28 (a)	100,000	96,890
Occidental Petroleum Corp.
5.88%, 09/01/25 (a)	100,000	100,348
5.50%, 12/01/25 (a)	75,000	74,970
5.55%, 03/15/26 (a)	150,000	151,003
8.50%, 07/15/27 (a)	75,000	81,401
6.38%, 09/01/28 (a)	100,000	103,839
ONEOK Partners LP
4.90%, 03/15/25 (a)	100,000	99,305
ONEOK, Inc.
5.85%, 01/15/26 (a)	225,000	227,041
4.00%, 07/13/27 (a)	100,000	96,400
4.55%, 07/15/28 (a)	100,000	97,762
5.65%, 11/01/28 (a)	150,000	152,715
Ovintiv, Inc.
5.38%, 01/01/26 (a)	100,000	99,493
5.65%, 05/15/28 (a)	150,000	151,411
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	75,000	70,178
Phillips 66
1.30%, 02/15/26 (a)	100,000	92,594
3.90%, 03/15/28 (a)	150,000	144,392
Phillips 66 Co.
3.55%, 10/01/26 (a)	150,000	144,176
3.75%, 03/01/28 (a)	50,000	47,708
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	150,000	139,184
5.10%, 03/29/26	150,000	149,934
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (a)	100,000	98,670
4.50%, 12/15/26 (a)	200,000	196,232
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (a)	350,000	349,709
5.88%, 06/30/26 (a)	175,000	176,458
5.00%, 03/15/27 (a)	300,000	297,945
4.20%, 03/15/28 (a)	125,000	120,664
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	150,000	141,821
Shell International Finance BV
3.25%, 05/11/25	500,000	489,090
2.88%, 05/10/26	300,000	287,103
3.88%, 11/13/28 (a)	200,000	193,106
Spectra Energy Partners LP
3.50%, 03/15/25 (a)	150,000	147,075
3.38%, 10/15/26 (a)	150,000	143,381
Targa Resources Corp.
5.20%, 07/01/27 (a)	200,000	198,996
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	150,000	146,970
TC PipeLines LP
4.38%, 03/13/25 (a)	100,000	98,565
3.90%, 05/25/27 (a)	100,000	95,431
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	75,000	80,159
TotalEnergies Capital SA
3.88%, 10/11/28	150,000	144,611
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (a)	100,000	99,182
4.25%, 05/15/28 (a)	250,000	240,885
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	259,785
4.00%, 03/15/28 (a)	75,000	72,014
Valero Energy Corp.
2.15%, 09/15/27 (a)	100,000	90,623
4.35%, 06/01/28 (a)	100,000	97,400
Valero Energy Partners LP
4.50%, 03/15/28 (a)	100,000	97,322
Western Midstream Operating LP
4.50%, 03/01/28 (a)	75,000	71,897
4.75%, 08/15/28 (a)	100,000	96,720
6.35%, 01/15/29 (a)	100,000	103,308
Williams Cos., Inc.
4.00%, 09/15/25 (a)	200,000	196,180
3.75%, 06/15/27 (a)	250,000	239,242
5.30%, 08/15/28 (a)	150,000	151,030
		20,862,140
Industrial Other 0.0%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	200,000	193,810
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	150,000	154,650
Yale University
0.87%, 04/15/25 (a)	150,000	143,121
		491,581
Technology 2.3%
Adobe, Inc.
2.15%, 02/01/27 (a)	200,000	186,272
Alphabet, Inc.
0.45%, 08/15/25 (a)	150,000	141,060
2.00%, 08/15/26 (a)	250,000	234,887
Analog Devices, Inc.
2.95%, 04/01/25 (a)	250,000	244,240
1.70%, 10/01/28 (a)	100,000	87,309
Apple, Inc.
1.13%, 05/11/25 (a)	450,000	429,777
3.20%, 05/13/25	200,000	195,796
0.55%, 08/20/25 (a)	150,000	141,033
0.70%, 02/08/26 (a)	300,000	277,401
3.25%, 02/23/26 (a)	500,000	485,175
2.45%, 08/04/26 (a)	400,000	378,700
2.05%, 09/11/26 (a)	300,000	280,608
3.35%, 02/09/27 (a)	400,000	384,908
3.20%, 05/11/27 (a)	400,000	381,860
3.00%, 06/20/27 (a)	250,000	237,232
2.90%, 09/12/27 (a)	350,000	330,274
3.00%, 11/13/27 (a)	250,000	236,587
1.20%, 02/08/28 (a)	200,000	175,820
4.00%, 05/10/28 (a)	350,000	342,919
1.40%, 08/05/28 (a)	300,000	262,314
Applied Materials, Inc.
3.90%, 10/01/25 (a)	150,000	147,409
3.30%, 04/01/27 (a)	200,000	191,476
Arrow Electronics, Inc.
6.13%, 03/01/26 (a)	100,000	100,032
3.88%, 01/12/28 (a)	100,000	94,530
Autodesk, Inc.
3.50%, 06/15/27 (a)	100,000	95,695
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	175,000	171,006
1.70%, 05/15/28 (a)	100,000	89,096
See financial notes
Schwab Taxable Bond Funds | Semiannual Report111

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Avnet, Inc.
4.63%, 04/15/26 (a)	50,000	48,989
6.25%, 03/15/28 (a)	100,000	101,759
Baidu, Inc.
3.08%, 04/07/25 (a)	250,000	243,300
1.72%, 04/09/26 (a)	200,000	185,804
4.38%, 03/29/28 (a)	200,000	195,320
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	475,000	459,311
3.50%, 01/15/28 (a)	200,000	188,466
Broadcom, Inc.
3.15%, 11/15/25 (a)	100,000	96,541
1.95%, 02/15/28 (a)(d)	100,000	88,792
4.11%, 09/15/28 (a)	150,000	143,789
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	95,612
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (a)	250,000	232,122
4.25%, 04/01/28 (a)	100,000	95,296
3.28%, 12/01/28 (a)	75,000	67,598
3.25%, 02/15/29 (a)	100,000	89,201
CGI, Inc.
1.45%, 09/14/26 (a)	150,000	136,200
Cisco Systems, Inc.
2.95%, 02/28/26	100,000	96,415
2.50%, 09/20/26 (a)	250,000	235,970
4.80%, 02/26/27 (a)	300,000	300,162
4.85%, 02/26/29 (a)	375,000	375,724
Concentrix Corp.
6.65%, 08/02/26 (a)	100,000	101,170
6.60%, 08/02/28 (a)	175,000	175,887
Dell International LLC/EMC Corp.
5.85%, 07/15/25 (a)	150,000	150,697
6.02%, 06/15/26 (a)	400,000	404,480
4.90%, 10/01/26 (a)	250,000	247,800
6.10%, 07/15/27 (a)	100,000	102,672
5.25%, 02/01/28 (a)	200,000	201,526
DXC Technology Co.
1.80%, 09/15/26 (a)	150,000	136,265
2.38%, 09/15/28 (a)	100,000	86,310
Equifax, Inc.
2.60%, 12/15/25 (a)	100,000	95,325
5.10%, 12/15/27 (a)	150,000	149,452
5.10%, 06/01/28 (a)	100,000	99,414
Equinix, Inc.
1.25%, 07/15/25 (a)	150,000	141,554
1.00%, 09/15/25 (a)	150,000	140,279
1.45%, 05/15/26 (a)	50,000	46,054
2.90%, 11/18/26 (a)	150,000	141,312
1.55%, 03/15/28 (a)	75,000	65,330
2.00%, 05/15/28 (a)	100,000	88,216
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	100,000	93,461
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (a)	350,000	323,879
1.65%, 03/01/28 (a)	100,000	88,185
Fiserv, Inc.
3.85%, 06/01/25 (a)	150,000	147,024
3.20%, 07/01/26 (a)	300,000	286,623
2.25%, 06/01/27 (a)	250,000	228,810
5.45%, 03/02/28 (a)	150,000	151,362
5.38%, 08/21/28 (a)	100,000	100,700
4.20%, 10/01/28 (a)	100,000	95,957
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Flex Ltd.
4.75%, 06/15/25 (a)	150,000	148,381
3.75%, 02/01/26 (a)	100,000	96,749
Fortinet, Inc.
1.00%, 03/15/26 (a)	125,000	114,769
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (a)	100,000	92,546
Global Payments, Inc.
1.20%, 03/01/26 (a)	200,000	184,150
4.80%, 04/01/26 (a)	100,000	98,722
2.15%, 01/15/27 (a)	175,000	160,666
4.45%, 06/01/28 (a)	100,000	96,449
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)	350,000	347,816
1.75%, 04/01/26 (a)	150,000	139,446
5.25%, 07/01/28 (a)	100,000	100,213
HP, Inc.
2.20%, 06/17/25 (a)	200,000	192,014
1.45%, 06/17/26 (a)	150,000	137,879
3.00%, 06/17/27 (a)	175,000	163,527
4.75%, 01/15/28 (a)	100,000	99,030
IBM International Capital Pte. Ltd.
4.60%, 02/05/27 (a)	200,000	197,596
Intel Corp.
3.40%, 03/25/25 (a)	300,000	294,252
3.70%, 07/29/25 (a)	200,000	195,936
4.88%, 02/10/26	275,000	274,156
2.60%, 05/19/26 (a)	100,000	95,129
3.75%, 03/25/27 (a)	250,000	241,925
3.75%, 08/05/27 (a)	250,000	241,052
4.88%, 02/10/28 (a)	350,000	349,128
1.60%, 08/12/28 (a)	150,000	130,517
International Business Machines Corp.
3.45%, 02/19/26	300,000	291,102
3.30%, 05/15/26	400,000	385,260
3.30%, 01/27/27	100,000	95,569
2.20%, 02/09/27 (a)	100,000	92,506
1.70%, 05/15/27 (a)	300,000	270,870
4.15%, 07/27/27 (a)	200,000	194,956
4.50%, 02/06/28 (a)	200,000	197,418
Intuit, Inc.
0.95%, 07/15/25 (a)	150,000	141,555
5.13%, 09/15/28 (a)	125,000	126,624
Jabil, Inc.
1.70%, 04/15/26 (a)	150,000	138,821
4.25%, 05/15/27 (a)	100,000	96,644
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	100,000	92,742
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	147,681
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	100,000	91,392
2.70%, 10/15/28 (a)	50,000	43,874
Lam Research Corp.
3.80%, 03/15/25 (a)	100,000	98,557
3.75%, 03/15/26 (a)	100,000	97,602
Leidos, Inc.
3.63%, 05/15/25 (a)	100,000	97,705
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	100,000	92,820
2.45%, 04/15/28 (a)	150,000	134,771
See financial notes
112Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mastercard, Inc.
2.00%, 03/03/25 (a)	100,000	96,930
3.30%, 03/26/27 (a)	250,000	239,707
4.88%, 03/09/28 (a)	125,000	126,426
Microchip Technology, Inc.
4.25%, 09/01/25 (a)	200,000	196,442
Micron Technology, Inc.
4.98%, 02/06/26 (a)	100,000	99,449
4.19%, 02/15/27 (a)	150,000	145,809
5.38%, 04/15/28 (a)	100,000	100,379
Microsoft Corp.
3.13%, 11/03/25 (a)	200,000	194,436
2.40%, 08/08/26 (a)	700,000	662,879
3.40%, 09/15/26 (a)(d)	200,000	193,558
3.30%, 02/06/27 (a)	500,000	483,095
Moody's Corp.
3.75%, 03/24/25 (a)	100,000	98,342
3.25%, 01/15/28 (a)	150,000	141,234
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	150,000	147,230
NetApp, Inc.
1.88%, 06/22/25 (a)	150,000	143,115
2.38%, 06/22/27 (a)	100,000	91,667
Nokia OYJ
4.38%, 06/12/27	100,000	95,983
NVIDIA Corp.
3.20%, 09/16/26 (a)	100,000	96,422
1.55%, 06/15/28 (a)	250,000	221,345
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)	100,000	99,885
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	100,000	96,732
3.88%, 06/18/26 (a)	150,000	145,223
3.15%, 05/01/27 (a)	100,000	94,061
4.40%, 06/01/27 (a)	50,000	48,877
Oracle Corp.
2.50%, 04/01/25 (a)	500,000	484,320
2.95%, 05/15/25 (a)	400,000	388,248
1.65%, 03/25/26 (a)	450,000	418,104
2.65%, 07/15/26 (a)	550,000	518,155
2.80%, 04/01/27 (a)	400,000	373,276
3.25%, 11/15/27 (a)	400,000	375,224
2.30%, 03/25/28 (a)	350,000	313,743
4.50%, 05/06/28 (a)	100,000	98,130
PayPal Holdings, Inc.
1.65%, 06/01/25 (a)	175,000	167,564
2.65%, 10/01/26 (a)	200,000	188,662
3.90%, 06/01/27 (a)	100,000	96,744
QUALCOMM, Inc.
3.45%, 05/20/25 (a)	200,000	195,912
3.25%, 05/20/27 (a)	350,000	333,823
1.30%, 05/20/28 (a)	150,000	130,524
Roper Technologies, Inc.
1.00%, 09/15/25 (a)	100,000	93,670
3.80%, 12/15/26 (a)	150,000	145,053
1.40%, 09/15/27 (a)	100,000	88,402
4.20%, 09/15/28 (a)	100,000	96,697
S&P Global, Inc.
2.45%, 03/01/27 (a)	300,000	279,741
4.75%, 08/01/28 (a)	100,000	99,693
Salesforce, Inc.
3.70%, 04/11/28 (a)	150,000	144,788
1.50%, 07/15/28 (a)	200,000	175,038
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	125,000	115,663
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	100,000	91,188
2.38%, 08/09/28 (a)	100,000	87,360
Texas Instruments, Inc.
1.38%, 03/12/25 (a)	125,000	120,254
1.13%, 09/15/26 (a)	150,000	136,980
2.90%, 11/03/27 (a)	100,000	93,929
4.60%, 02/15/28 (a)	100,000	99,886
4.60%, 02/08/29 (a)	100,000	99,500
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	100,000	95,983
Trimble, Inc.
4.90%, 06/15/28 (a)	100,000	99,185
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	350,000	321,709
Tyco Electronics Group SA
4.50%, 02/13/26	100,000	98,880
3.13%, 08/15/27 (a)	100,000	94,603
VeriSign, Inc.
5.25%, 04/01/25 (a)	150,000	149,463
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	200,000	196,522
Visa, Inc.
3.15%, 12/14/25 (a)	700,000	679,063
1.90%, 04/15/27 (a)	200,000	184,210
2.75%, 09/15/27 (a)	150,000	140,555
VMware LLC
4.50%, 05/15/25 (a)	150,000	148,383
1.40%, 08/15/26 (a)	200,000	181,900
4.65%, 05/15/27 (a)	100,000	97,918
3.90%, 08/21/27 (a)	200,000	190,764
1.80%, 08/15/28 (a)	100,000	86,650
Western Digital Corp.
2.85%, 02/01/29 (a)	75,000	63,284
Western Union Co.
1.35%, 03/15/26 (a)	150,000	138,156
Workday, Inc.
3.50%, 04/01/27 (a)	200,000	190,464
		34,277,237
Transportation 0.4%
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	64,315	60,107
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	101,175	92,623
American Airlines Pass-Through Trust
3.70%, 04/01/28	105,630	100,334
BNSF Funding Trust I
6.61%, 12/15/55 (a)(c)	100,000	99,275
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (a)	150,000	146,625
7.00%, 12/15/25	100,000	103,403
Canadian National Railway Co.
2.75%, 03/01/26 (a)	150,000	143,947
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	200,000	183,426
4.00%, 06/01/28 (a)	100,000	96,238
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	100,000	96,503
See financial notes
Schwab Taxable Bond Funds | Semiannual Report113

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CSX Corp.
3.35%, 11/01/25 (a)	100,000	97,100
3.25%, 06/01/27 (a)	250,000	237,337
3.80%, 03/01/28 (a)	150,000	144,310
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	79,072	70,664
FedEx Corp.
3.25%, 04/01/26 (a)	125,000	120,489
3.40%, 02/15/28 (a)	100,000	94,443
4.20%, 10/17/28 (a)	75,000	72,325
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	100,000	92,328
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	100,000	97,661
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	95,659
Norfolk Southern Corp.
3.65%, 08/01/25 (a)	125,000	122,318
2.90%, 06/15/26 (a)	150,000	142,970
3.80%, 08/01/28 (a)	100,000	95,748
Ryder System, Inc.
4.63%, 06/01/25 (a)	100,000	99,103
3.35%, 09/01/25 (a)	75,000	72,722
1.75%, 09/01/26 (a)	100,000	91,909
2.85%, 03/01/27 (a)	200,000	187,236
5.25%, 06/01/28 (a)	100,000	100,226
6.30%, 12/01/28 (a)	75,000	78,184
Southwest Airlines Co.
5.25%, 05/04/25 (a)	200,000	199,462
5.13%, 06/15/27 (a)	350,000	348,950
Union Pacific Corp.
2.75%, 03/01/26 (a)	200,000	191,570
2.15%, 02/05/27 (a)	200,000	185,490
3.00%, 04/15/27 (a)	100,000	94,699
3.95%, 09/10/28 (a)	100,000	97,051
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 02/15/27 (a)	52,832	51,560
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27 (a)	80,258	77,254
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	83,000	79,603
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	49,277	44,803
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29 (a)	299,485	301,486
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 07/15/27	111,200	109,632
United Parcel Service, Inc.
3.90%, 04/01/25 (a)	200,000	197,326
3.05%, 11/15/27 (a)	150,000	141,024
		5,355,123
		194,079,001

Utility 1.6%
Electric 1.4%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	100,000	95,681
AEP Transmission Co. LLC
3.10%, 12/01/26 (a)	150,000	142,883
AES Corp.
1.38%, 01/15/26 (a)	150,000	138,657
5.45%, 06/01/28 (a)	150,000	149,580
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Alabama Power Co.
3.75%, 09/01/27 (a)	150,000	144,070
Ameren Corp.
3.65%, 02/15/26 (a)	250,000	242,115
1.95%, 03/15/27 (a)	75,000	68,563
1.75%, 03/15/28 (a)	75,000	65,981
Ameren Illinois Co.
3.80%, 05/15/28 (a)	100,000	96,467
American Electric Power Co., Inc.
1.00%, 11/01/25 (a)	250,000	232,422
5.20%, 01/15/29 (a)	150,000	149,886
3.88%, 02/15/62 (a)(c)	150,000	133,907
Avangrid, Inc.
3.20%, 04/15/25 (a)	100,000	97,300
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (a)	75,000	70,745
Berkshire Hathaway Energy Co.
4.05%, 04/15/25 (a)	250,000	246,585
3.25%, 04/15/28 (a)	100,000	93,756
Black Hills Corp.
3.15%, 01/15/27 (a)	100,000	94,498
5.95%, 03/15/28 (a)	75,000	77,167
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28 (a)	100,000	100,948
CenterPoint Energy, Inc.
1.45%, 06/01/26 (a)	150,000	138,119
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	150,000	144,337
CMS Energy Corp.
3.00%, 05/15/26 (a)	100,000	95,251
3.45%, 08/15/27 (a)	50,000	47,374
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	150,000	141,963
3.70%, 08/15/28 (a)	150,000	143,049
Connecticut Light & Power Co.
3.20%, 03/15/27 (a)	100,000	95,114
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28 (a)	100,000	95,668
4.00%, 12/01/28 (a)	75,000	72,401
Constellation Energy Generation LLC
3.25%, 06/01/25 (a)	150,000	145,786
5.60%, 03/01/28 (a)	125,000	126,716
Consumers Energy Co.
4.65%, 03/01/28 (a)	75,000	74,601
Dominion Energy, Inc.
3.30%, 03/15/25 (a)	100,000	97,753
3.90%, 10/01/25 (a)	150,000	146,514
1.45%, 04/15/26 (a)	100,000	92,372
4.25%, 06/01/28 (a)	100,000	96,592
DTE Electric Co.
1.90%, 04/01/28 (a)	100,000	89,091
DTE Energy Co.
1.05%, 06/01/25 (a)	150,000	142,146
2.85%, 10/01/26 (a)	125,000	117,828
4.88%, 06/01/28 (a)	150,000	148,047
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	200,000	190,572
3.95%, 11/15/28 (a)	100,000	96,299
Duke Energy Corp.
0.90%, 09/15/25 (a)(b)	150,000	140,393
2.65%, 09/01/26 (a)	200,000	188,296
4.85%, 01/05/27	100,000	99,323
5.00%, 12/08/27 (a)	150,000	149,301
See financial notes
114Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 03/15/28 (a)	150,000	145,728
4.85%, 01/05/29 (a)	125,000	123,010
3.25%, 01/15/82 (a)(c)	100,000	84,902
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	200,000	191,016
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	75,000	70,890
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	100,000	97,570
Edison International
4.95%, 04/15/25 (a)	150,000	148,800
5.75%, 06/15/27 (a)	150,000	151,492
4.13%, 03/15/28 (a)	100,000	95,510
5.25%, 11/15/28 (a)	100,000	99,525
Emera U.S. Finance LP
3.55%, 06/15/26 (a)	200,000	191,842
Enel Americas SA
4.00%, 10/25/26 (a)	150,000	144,330
Enel Chile SA
4.88%, 06/12/28 (a)	150,000	146,221
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	150,000	145,537
Entergy Corp.
0.90%, 09/15/25 (a)	150,000	140,312
2.95%, 09/01/26 (a)	200,000	189,882
1.90%, 06/15/28 (a)	100,000	87,947
Entergy Louisiana LLC
3.25%, 04/01/28 (a)	100,000	93,774
Evergy Kansas Central, Inc.
2.55%, 07/01/26 (a)	150,000	141,680
Eversource Energy
0.80%, 08/15/25 (a)	100,000	93,406
2.90%, 03/01/27 (a)	150,000	140,391
4.60%, 07/01/27 (a)	100,000	97,917
3.30%, 01/15/28 (a)	150,000	139,800
5.45%, 03/01/28 (a)	225,000	226,368
5.95%, 02/01/29 (a)	125,000	128,069
Exelon Corp.
3.95%, 06/15/25 (a)	100,000	98,177
3.40%, 04/15/26 (a)	200,000	192,630
2.75%, 03/15/27 (a)	150,000	139,767
5.15%, 03/15/28 (a)	100,000	99,818
Florida Power & Light Co.
2.85%, 04/01/25 (a)(b)	250,000	243,785
3.13%, 12/01/25 (a)	100,000	96,999
5.05%, 04/01/28 (a)	150,000	151,141
4.40%, 05/15/28 (a)	100,000	98,301
Fortis, Inc.
3.06%, 10/04/26 (a)	200,000	188,952
Georgia Power Co.
3.25%, 03/30/27 (a)	150,000	142,218
4.65%, 05/16/28 (a)	100,000	98,595
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	100,000	95,563
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	100,000	95,910
ITC Holdings Corp.
3.35%, 11/15/27 (a)	150,000	140,888
National Grid PLC
5.60%, 06/12/28 (a)	150,000	151,980
National Rural Utilities Cooperative Finance Corp.
3.25%, 11/01/25 (a)	200,000	193,936
1.00%, 06/15/26 (a)	200,000	182,596
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 02/07/28 (a)	125,000	118,225
4.80%, 03/15/28 (a)	100,000	99,577
5.05%, 09/15/28 (a)	75,000	75,161
4.85%, 02/07/29 (a)	125,000	123,989
7.13%, 09/15/53 (a)(c)	100,000	103,650
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25	250,000	251,055
4.45%, 06/20/25	100,000	98,708
5.75%, 09/01/25	350,000	351,925
1.88%, 01/15/27 (a)	250,000	228,197
3.55%, 05/01/27 (a)	250,000	237,940
4.63%, 07/15/27 (a)	250,000	246,082
4.90%, 02/28/28 (a)	200,000	198,498
1.90%, 06/15/28 (a)	325,000	284,801
4.80%, 12/01/77 (a)(c)	100,000	90,761
3.80%, 03/15/82 (a)(c)	100,000	89,236
NSTAR Electric Co.
3.20%, 05/15/27 (a)	150,000	143,031
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (a)	100,000	97,553
0.55%, 10/01/25 (a)	100,000	93,054
3.70%, 11/15/28 (a)	100,000	94,903
Pacific Gas & Electric Co.
3.50%, 06/15/25 (a)	150,000	145,689
3.45%, 07/01/25	200,000	194,264
3.15%, 01/01/26	300,000	286,986
2.95%, 03/01/26 (a)	100,000	94,940
5.45%, 06/15/27 (a)	100,000	99,892
2.10%, 08/01/27 (a)	100,000	89,690
3.30%, 12/01/27 (a)	150,000	138,698
3.00%, 06/15/28 (a)	100,000	90,838
3.75%, 07/01/28	100,000	93,131
4.65%, 08/01/28 (a)	100,000	95,720
6.10%, 01/15/29 (a)	150,000	153,591
PacifiCorp
5.10%, 02/15/29 (a)	75,000	74,801
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	125,000	118,658
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	200,000	190,666
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	100,000	92,580
2.25%, 09/15/26 (a)	200,000	187,032
3.70%, 05/01/28 (a)	75,000	71,750
Public Service Enterprise Group, Inc.
0.80%, 08/15/25 (a)	250,000	234,182
5.88%, 10/15/28 (a)	100,000	102,672
Puget Energy, Inc.
3.65%, 05/15/25 (a)	100,000	97,496
2.38%, 06/15/28 (a)	100,000	88,867
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	150,000	142,359
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	75,000	71,133
Southern California Edison Co.
3.70%, 08/01/25 (a)	100,000	97,697
1.20%, 02/01/26 (a)	100,000	92,804
4.70%, 06/01/27 (a)	150,000	148,326
5.85%, 11/01/27 (a)	150,000	153,778
5.30%, 03/01/28 (a)	125,000	126,244
5.65%, 10/01/28 (a)	100,000	102,459
Southern Co.
3.25%, 07/01/26 (a)	300,000	287,046
5.11%, 08/01/27 (g)	100,000	99,819
See financial notes
Schwab Taxable Bond Funds | Semiannual Report115

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 01/15/51 (a)(c)	250,000	240,512
3.75%, 09/15/51 (a)(c)	200,000	187,830
Southern Power Co.
4.15%, 12/01/25 (a)	100,000	98,402
0.90%, 01/15/26 (a)	100,000	92,248
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	150,000	139,596
2.75%, 10/01/26 (a)	100,000	93,915
4.10%, 09/15/28 (a)	100,000	95,928
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	100,000	101,089
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	100,000	97,630
Virginia Electric & Power Co.
3.10%, 05/15/25 (a)	100,000	97,420
3.15%, 01/15/26 (a)	150,000	144,778
3.50%, 03/15/27 (a)	100,000	95,765
3.75%, 05/15/27 (a)	150,000	144,408
3.80%, 04/01/28 (a)	100,000	95,885
WEC Energy Group, Inc.
4.75%, 01/09/26 (a)	150,000	148,567
5.60%, 09/12/26 (a)	100,000	101,049
5.15%, 10/01/27 (a)	150,000	149,941
1.38%, 10/15/27 (a)	150,000	132,098
4.75%, 01/15/28 (a)	100,000	98,840
2.20%, 12/15/28 (a)	75,000	65,938
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	150,000	142,083
1.75%, 03/15/27 (a)	100,000	90,302
4.00%, 06/15/28 (a)	100,000	95,737
		21,123,407
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	75,000	70,612
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	200,000	201,518
NiSource, Inc.
0.95%, 08/15/25 (a)	200,000	187,794
3.49%, 05/15/27 (a)	225,000	213,982
5.25%, 03/30/28 (a)	150,000	150,786
Sempra
3.30%, 04/01/25 (a)	100,000	97,682
3.25%, 06/15/27 (a)	200,000	188,240
3.40%, 02/01/28 (a)	150,000	141,215
4.13%, 04/01/52 (a)(c)	200,000	183,820
Southern California Gas Co.
2.60%, 06/15/26 (a)	150,000	142,231
2.95%, 04/15/27 (a)	100,000	94,106
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	100,000	95,670
Southwest Gas Corp.
5.45%, 03/23/28 (a)	100,000	100,991
3.70%, 04/01/28 (a)	50,000	47,285
		1,915,932
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Utility Other 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (a)	100,000	93,336
3.75%, 09/01/28 (a)	100,000	94,920
		188,256
		23,227,595
Total Corporates (Cost $402,420,033)		389,120,460

TREASURIES 65.1% OF NET ASSETS
U.S. Treasury Bonds
6.88%, 08/15/25	1,000,000	1,031,660
6.00%, 02/15/26	1,500,000	1,539,697
6.75%, 08/15/26	1,000,000	1,051,484
6.50%, 11/15/26	1,000,000	1,051,953
6.63%, 02/15/27	700,000	743,777
6.38%, 08/15/27	1,000,000	1,063,516
6.13%, 11/15/27	1,600,000	1,696,938
5.50%, 08/15/28	1,000,000	1,049,844
5.25%, 11/15/28	1,300,000	1,353,320
5.25%, 02/15/29	700,000	730,789
U.S. Treasury Notes
0.50%, 03/31/25	7,000,000	6,671,328
3.88%, 03/31/25	3,500,000	3,458,438
2.63%, 04/15/25	6,900,000	6,724,131
0.38%, 04/30/25	5,900,000	5,598,086
2.88%, 04/30/25	4,200,000	4,102,055
3.88%, 04/30/25	7,000,000	6,915,508
2.13%, 05/15/25	7,600,000	7,353,742
2.75%, 05/15/25	6,000,000	5,848,359
0.25%, 05/31/25	7,050,000	6,655,365
2.88%, 05/31/25	3,400,000	3,317,258
4.25%, 05/31/25	6,000,000	5,951,250
2.88%, 06/15/25	7,150,000	6,970,831
0.25%, 06/30/25	6,500,000	6,117,617
2.75%, 06/30/25	2,900,000	2,822,516
4.63%, 06/30/25	7,000,000	6,978,398
3.00%, 07/15/25	7,200,000	7,024,781
0.25%, 07/31/25	7,500,000	7,034,180
2.88%, 07/31/25	3,605,000	3,509,101
4.75%, 07/31/25	7,300,000	7,291,445
2.00%, 08/15/25	9,000,000	8,646,680
3.13%, 08/15/25	5,500,000	5,370,234
0.25%, 08/31/25	7,800,000	7,291,781
2.75%, 08/31/25	3,750,000	3,638,892
5.00%, 08/31/25	7,000,000	7,019,141
3.50%, 09/15/25	7,200,000	7,062,469
0.25%, 09/30/25	8,300,000	7,733,428
3.00%, 09/30/25	3,900,000	3,795,416
5.00%, 09/30/25	7,500,000	7,524,609
4.25%, 10/15/25	6,900,000	6,845,150
0.25%, 10/31/25	8,300,000	7,708,949
3.00%, 10/31/25	3,600,000	3,500,227
5.00%, 10/31/25	8,500,000	8,533,701
2.25%, 11/15/25	9,500,000	9,117,959
4.50%, 11/15/25	6,550,000	6,525,437
0.38%, 11/30/25	7,800,000	7,237,547
2.88%, 11/30/25	3,800,000	3,684,145
4.88%, 11/30/25	9,000,000	9,022,852
4.00%, 12/15/25	6,400,000	6,322,750
0.38%, 12/31/25	9,050,000	8,373,548
2.63%, 12/31/25	3,500,000	3,375,381
4.25%, 12/31/25	10,010,000	9,932,970
3.88%, 01/15/26	6,800,000	6,704,109
0.38%, 01/31/26	9,700,000	8,945,598
See financial notes
116Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.63%, 01/31/26	4,473,000	4,309,107
4.25%, 01/31/26	11,200,000	11,117,313
1.63%, 02/15/26	7,200,000	6,798,938
4.00%, 02/15/26	6,900,000	6,818,871
0.50%, 02/28/26	9,800,000	9,036,289
2.50%, 02/28/26	3,100,000	2,976,121
4.63%, 02/28/26	10,000,000	9,999,414
4.63%, 03/15/26	5,700,000	5,700,668
0.75%, 03/31/26	8,550,000	7,906,746
2.25%, 03/31/26	3,700,000	3,529,887
3.75%, 04/15/26	5,300,000	5,210,977
0.75%, 04/30/26	8,700,000	8,020,652
2.38%, 04/30/26	2,200,000	2,101,258
1.63%, 05/15/26	8,500,000	7,979,707
3.63%, 05/15/26	5,400,000	5,294,531
0.75%, 05/31/26	8,100,000	7,447,887
2.13%, 05/31/26	2,700,000	2,561,309
4.13%, 06/15/26	4,900,000	4,855,020
0.88%, 06/30/26	6,200,000	5,705,937
1.88%, 06/30/26	2,350,000	2,214,691
4.50%, 07/15/26	3,500,000	3,497,676
0.63%, 07/31/26	7,500,000	6,839,355
1.88%, 07/31/26	3,050,000	2,867,715
1.50%, 08/15/26	8,900,000	8,282,562
4.38%, 08/15/26	5,900,000	5,881,332
0.75%, 08/31/26	8,500,000	7,755,254
1.38%, 08/31/26	2,500,000	2,317,188
4.63%, 09/15/26	5,200,000	5,215,438
0.88%, 09/30/26	8,500,000	7,764,551
1.63%, 09/30/26	1,100,000	1,024,719
4.63%, 10/15/26	5,050,000	5,067,359
1.13%, 10/31/26	6,000,000	5,500,547
1.63%, 10/31/26	2,700,000	2,508,785
2.00%, 11/15/26	7,200,000	6,752,250
4.63%, 11/15/26	5,500,000	5,521,055
1.25%, 11/30/26	8,300,000	7,619,141
1.63%, 11/30/26	2,600,000	2,412,313
4.38%, 12/15/26	4,850,000	4,840,717
1.25%, 12/31/26	7,700,000	7,056,629
1.75%, 12/31/26	2,100,000	1,951,770
4.00%, 01/15/27	5,600,000	5,534,594
1.50%, 01/31/27	11,600,000	10,680,610
2.25%, 02/15/27	6,600,000	6,206,836
4.13%, 02/15/27	10,000,000	9,917,578
1.13%, 02/28/27	2,900,000	2,635,375
1.88%, 02/28/27	7,200,000	6,690,656
0.63%, 03/31/27	3,300,000	2,945,379
2.50%, 03/31/27	7,000,000	6,620,469
0.50%, 04/30/27	5,400,000	4,784,484
2.75%, 04/30/27	7,000,000	6,661,484
2.38%, 05/15/27	8,500,000	7,992,324
0.50%, 05/31/27	5,000,000	4,416,992
2.63%, 05/31/27	7,500,000	7,101,562
0.50%, 06/30/27	6,000,000	5,285,625
3.25%, 06/30/27	7,200,000	6,950,531
0.38%, 07/31/27	6,500,000	5,682,930
2.75%, 07/31/27	8,000,000	7,589,688
2.25%, 08/15/27	4,800,000	4,476,187
0.50%, 08/31/27	6,500,000	5,692,832
3.13%, 08/31/27	7,300,000	7,006,574
0.38%, 09/30/27	8,200,000	7,127,914
4.13%, 09/30/27	6,600,000	6,547,664
0.50%, 10/31/27	8,200,000	7,140,086
4.13%, 10/31/27	7,000,000	6,943,945
2.25%, 11/15/27	7,000,000	6,501,250
0.63%, 11/30/27	8,400,000	7,329,984
3.88%, 11/30/27	7,600,000	7,475,312
0.63%, 12/31/27	9,100,000	7,917,711
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 12/31/27	6,850,000	6,736,814
0.75%, 01/31/28	10,000,000	8,722,266
3.50%, 01/31/28	7,200,000	6,984,844
2.75%, 02/15/28	10,000,000	9,429,297
1.13%, 02/29/28	9,900,000	8,747,965
4.00%, 02/29/28	7,250,000	7,161,641
1.25%, 03/31/28	8,850,000	7,843,658
3.63%, 03/31/28	7,350,000	7,158,785
1.25%, 04/30/28	10,000,000	8,841,797
3.50%, 04/30/28	7,300,000	7,075,012
2.88%, 05/15/28	10,500,000	9,923,320
1.25%, 05/31/28	9,800,000	8,646,203
3.63%, 05/31/28	6,800,000	6,620,703
1.25%, 06/30/28	8,600,000	7,571,359
4.00%, 06/30/28	7,200,000	7,114,219
1.00%, 07/31/28	9,225,000	8,013,498
4.13%, 07/31/28	7,300,000	7,249,812
2.88%, 08/15/28	9,350,000	8,813,836
1.13%, 08/31/28	9,050,000	7,887,287
4.38%, 08/31/28	6,200,000	6,220,828
1.25%, 09/30/28	9,600,000	8,396,625
4.63%, 09/30/28	7,200,000	7,298,156
1.38%, 10/31/28	9,300,000	8,167,289
4.88%, 10/31/28	8,200,000	8,401,477
3.13%, 11/15/28	9,500,000	9,034,648
1.50%, 11/30/28	9,450,000	8,332,981
4.38%, 11/30/28	8,800,000	8,838,844
1.38%, 12/31/28	9,300,000	8,133,504
3.75%, 12/31/28	8,800,000	8,601,313
1.75%, 01/31/29	8,000,000	7,113,125
4.00%, 01/31/29	9,800,000	9,687,836
2.63%, 02/15/29	10,000,000	9,266,797
1.88%, 02/28/29	8,000,000	7,145,312
4.25%, 02/28/29	10,000,000	10,001,562
Total Treasuries (Cost $967,522,091)		962,871,208

GOVERNMENT RELATED 7.4% OF NET ASSETS

Agency 3.5%
Foreign 1.5%
Austria 0.1%
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	500,000	466,780
4.63%, 11/03/25	250,000	248,925
0.50%, 02/02/26	500,000	461,400
4.25%, 03/01/28	250,000	247,878
		1,424,983
Canada 0.1%
Export Development Canada
3.00%, 05/25/27	650,000	620,861
3.88%, 02/14/28	1,000,000	979,200
		1,600,061
Germany 0.6%
Kreditanstalt fuer Wiederaufbau
0.38%, 07/18/25(h)	1,500,000	1,410,045
0.63%, 01/22/26(h)	1,600,000	1,483,136
3.63%, 04/01/26(h)	500,000	489,730
1.00%, 10/01/26(h)	1,000,000	915,190
3.00%, 05/20/27(h)	1,150,000	1,098,963
3.75%, 02/15/28(h)	500,000	487,470
See financial notes
Schwab Taxable Bond Funds | Semiannual Report117

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 04/03/28(h)	250,000	235,530
3.88%, 06/15/28(h)	1,000,000	978,510
Landwirtschaftliche Rentenbank
0.50%, 05/27/25(h)	500,000	473,095
2.38%, 06/10/25(h)	450,000	435,478
0.88%, 03/30/26(h)	500,000	462,710
1.75%, 07/27/26(h)	400,000	374,136
2.50%, 11/15/27(h)	200,000	186,644
		9,030,637
Japan 0.3%
Japan Bank for International Cooperation
2.50%, 05/28/25	1,000,000	967,620
0.63%, 07/15/25	250,000	235,135
2.75%, 01/21/26	250,000	240,140
4.25%, 01/26/26	250,000	246,802
2.38%, 04/20/26	500,000	474,570
4.25%, 04/27/26	200,000	197,310
1.88%, 07/21/26	350,000	326,725
2.25%, 11/04/26	500,000	468,365
2.88%, 06/01/27	400,000	377,848
2.88%, 07/21/27	250,000	235,743
2.75%, 11/16/27	250,000	233,350
4.63%, 07/19/28	250,000	249,520
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	186,582
2.75%, 04/27/27	200,000	187,900
4.00%, 05/23/28	250,000	242,600
		4,870,210
Norway 0.1%
Equinor ASA
1.75%, 01/22/26(a)	250,000	235,440
3.00%, 04/06/27(a)	600,000	567,894
		803,334
Republic of Korea 0.2%
Export-Import Bank of Korea
0.75%, 09/21/25	500,000	467,855
3.25%, 11/10/25	500,000	485,115
0.63%, 02/09/26	200,000	184,104
2.63%, 05/26/26	400,000	380,024
1.13%, 12/29/26	200,000	180,238
1.63%, 01/18/27	250,000	228,345
2.38%, 04/21/27	200,000	185,556
4.50%, 01/11/29(b)	200,000	197,992
Korea Development Bank
2.00%, 02/24/25	250,000	242,463
3.38%, 09/16/25	250,000	243,392
0.80%, 07/19/26	450,000	407,758
1.38%, 04/25/27	600,000	539,094
		3,741,936
Sweden 0.1%
Svensk Exportkredit AB
0.63%, 05/14/25	225,000	213,318
0.50%, 08/26/25	350,000	327,474
4.38%, 02/13/26	500,000	495,490
2.25%, 03/22/27	500,000	466,080
4.13%, 06/14/28	200,000	196,632
		1,698,994
		23,170,155
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
U.S. 2.0%
Federal Farm Credit Banks Funding Corp.
2.51%, 04/01/25	1,000,000	973,230
4.88%, 11/13/25	500,000	500,775
4.38%, 06/23/26	600,000	596,694
4.50%, 08/14/26	500,000	499,765
Federal Home Loan Banks
0.50%, 04/14/25	3,000,000	2,856,300
0.50%, 06/13/25	500,000	472,685
0.38%, 09/04/25	2,000,000	1,872,760
4.63%, 11/17/26	1,000,000	1,004,500
1.25%, 12/21/26	3,000,000	2,749,260
4.00%, 06/30/28	1,000,000	989,880
3.25%, 11/16/28	1,000,000	957,750
Federal Home Loan Mortgage Corp.
1.50%, 02/12/25	1,700,000	1,643,339
0.38%, 07/21/25	1,000,000	941,130
0.38%, 09/23/25	2,000,000	1,868,900
Federal National Mortgage Association
0.63%, 04/22/25	2,500,000	2,381,425
0.50%, 06/17/25	1,500,000	1,419,585
0.38%, 08/25/25	2,000,000	1,874,360
0.50%, 11/07/25	3,000,000	2,797,140
1.88%, 09/24/26	1,000,000	937,300
0.75%, 10/08/27	2,000,000	1,759,300
		29,096,078
		52,266,233

Local Authority 0.5%
Foreign 0.4%
Canada 0.4%
Province of Alberta
1.00%, 05/20/25	500,000	476,135
Province of British Columbia
2.25%, 06/02/26	300,000	284,328
0.90%, 07/20/26	450,000	411,795
4.80%, 11/15/28	300,000	303,567
Province of Manitoba
2.13%, 06/22/26	100,000	94,328
Province of Ontario
0.63%, 01/21/26	650,000	601,328
1.05%, 04/14/26	500,000	462,990
2.50%, 04/27/26	250,000	238,570
2.30%, 06/15/26	300,000	284,259
3.10%, 05/19/27	400,000	382,076
1.05%, 05/21/27	350,000	312,826
4.20%, 01/18/29	250,000	246,398
Province of Quebec
1.50%, 02/11/25	450,000	434,758
0.60%, 07/23/25	550,000	517,891
2.50%, 04/20/26	500,000	477,365
3.63%, 04/13/28	500,000	482,340
Province of Saskatchewan
3.25%, 06/08/27	225,000	215,494
		6,226,448
U.S. 0.1%
California
1.70%, 02/01/28	125,000	112,023
See financial notes
118Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Los Angeles Community College District/CA
GO Bonds Series 2020
1.61%, 08/01/28	50,000	44,728
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	95,000	92,557
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	200,000	202,184
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	150,000	152,519
Oregon School Boards Association
Series B
5.55%, 06/30/28	150,000	151,670
State Board of Administration Finance Corp.
Series A
1.26%, 07/01/25	350,000	332,549
Series A
1.71%, 07/01/27	100,000	90,074
State of California
2.38%, 10/01/26	40,000	37,753
State Public School Building Auth
5.00%, 09/15/27	20,000	20,002
University of California
0.88%, 05/15/25(a)	250,000	238,005
RB Series 2020BG
1.32%, 05/15/27(a)	150,000	134,965
Wisconsin
3.15%, 05/01/27	100,000	95,932
		1,704,961
		7,931,409

Sovereign 0.6%
Canada 0.1%
Canada Government International Bonds
2.88%, 04/28/25	500,000	488,070
0.75%, 05/19/26	675,000	620,608
3.75%, 04/26/28	700,000	682,563
		1,791,241
Chile 0.1%
Chile Government International Bonds
3.13%, 01/21/26	250,000	241,683
2.75%, 01/31/27(a)	400,000	374,980
4.85%, 01/22/29(a)	200,000	198,536
		815,199
Indonesia 0.1%
Indonesia Government International Bonds
4.15%, 09/20/27(a)	200,000	194,596
3.50%, 01/11/28	200,000	189,902
4.55%, 01/11/28(a)	200,000	197,018
4.10%, 04/24/28	200,000	193,530
		775,046
Italy 0.0%
Republic of Italy Government International Bonds
1.25%, 02/17/26	550,000	508,354
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mexico 0.1%
Mexico Government International Bonds
4.13%, 01/21/26	500,000	491,310
4.15%, 03/28/27	500,000	488,395
3.75%, 01/11/28	600,000	569,262
		1,548,967
Panama 0.0%
Panama Government International Bonds
7.13%, 01/29/26	350,000	356,016
8.88%, 09/30/27	250,000	270,003
		626,019
Peru 0.0%
Peru Government International Bonds
2.39%, 01/23/26 (a)	300,000	284,499
Philippines 0.1%
Philippines Government International Bonds
10.63%, 03/16/25	400,000	422,936
5.50%, 03/30/26	300,000	303,948
3.23%, 03/29/27	300,000	285,213
		1,012,097
Poland 0.1%
Republic of Poland Government International Bonds
3.25%, 04/06/26	700,000	681,681
Uruguay 0.0%
Uruguay Government International Bonds
4.38%, 10/27/27	300,000	297,036
		8,340,139

Supranational* 2.8%
African Development Bank
0.88%, 03/23/26	500,000	462,910
0.88%, 07/22/26	600,000	549,474
4.63%, 01/04/27	300,000	300,615
4.38%, 11/03/27	500,000	498,315
4.38%, 03/14/28	400,000	398,904
Arab Petroleum Investments Corp.
1.48%, 10/06/26 (b)(d)	500,000	456,685
Asian Development Bank
0.63%, 04/29/25	900,000	855,945
0.38%, 09/03/25	500,000	467,725
0.50%, 02/04/26	1,000,000	923,220
1.00%, 04/14/26	1,250,000	1,158,462
2.00%, 04/24/26	500,000	472,995
1.75%, 08/14/26	250,000	233,795
1.50%, 01/20/27	750,000	689,535
3.13%, 08/20/27	1,000,000	957,020
2.75%, 01/19/28	500,000	469,900
3.75%, 04/25/28	1,500,000	1,461,555
4.50%, 08/25/28	500,000	502,345
Asian Infrastructure Investment Bank
0.50%, 05/28/25	500,000	472,820
0.50%, 01/27/26	850,000	784,618
3.75%, 09/14/27	500,000	487,155
4.00%, 01/18/28	350,000	343,525
4.13%, 01/18/29	450,000	444,501
Corp. Andina de Fomento
1.63%, 09/23/25	200,000	188,794
2.25%, 02/08/27	100,000	92,016
See financial notes
Schwab Taxable Bond Funds | Semiannual Report119

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.00%, 04/26/27	500,000	511,195
5.00%, 01/24/29	200,000	199,204
Council of Europe Development Bank
1.38%, 02/27/25	150,000	144,608
0.88%, 09/22/26	250,000	227,770
4.13%, 01/24/29	200,000	197,790
Council Of Europe Development Bank
3.63%, 01/26/28	200,000	194,160
European Bank for Reconstruction & Development
0.50%, 05/19/25	100,000	94,726
0.50%, 11/25/25	300,000	278,751
0.50%, 01/28/26	600,000	554,298
4.38%, 03/09/28	500,000	498,745
European Investment Bank
1.63%, 03/14/25	800,000	772,680
0.63%, 07/25/25	750,000	707,280
0.38%, 12/15/25	750,000	694,328
0.38%, 03/26/26	1,250,000	1,146,075
1.38%, 03/15/27	750,000	684,705
2.38%, 05/24/27	500,000	469,210
3.25%, 11/15/27	650,000	623,851
3.88%, 03/15/28	750,000	735,292
4.50%, 10/16/28	750,000	754,245
Inter-American Development Bank
1.75%, 03/14/25	400,000	386,596
0.88%, 04/03/25	150,000	143,403
0.63%, 07/15/25	700,000	660,338
0.88%, 04/20/26	1,150,000	1,062,738
4.50%, 05/15/26	500,000	498,535
2.00%, 06/02/26	750,000	707,857
2.00%, 07/23/26	400,000	376,552
1.50%, 01/13/27	850,000	782,000
2.38%, 07/07/27	600,000	561,138
1.13%, 07/20/28	200,000	174,164
3.13%, 09/18/28	200,000	189,570
Inter-American Investment Corp.
2.63%, 04/22/25	250,000	243,050
4.75%, 09/19/28	200,000	201,644
International Bank for Reconstruction & Development
2.13%, 03/03/25	100,000	97,145
0.75%, 03/11/25	500,000	478,630
0.63%, 04/22/25	1,000,000	951,910
0.38%, 07/28/25	800,000	751,264
2.50%, 07/29/25	700,000	677,285
0.50%, 10/28/25	1,100,000	1,025,266
0.88%, 07/15/26	500,000	458,800
1.88%, 10/27/26	500,000	467,015
3.13%, 06/15/27	600,000	575,760
2.50%, 11/22/27	500,000	466,995
0.75%, 11/24/27	1,000,000	874,150
1.38%, 04/20/28	750,000	664,133
3.50%, 07/12/28	500,000	482,430
4.63%, 08/01/28	750,000	757,312
1.13%, 09/13/28	750,000	650,423
International Finance Corp.
0.38%, 07/16/25	450,000	423,144
2.13%, 04/07/26	250,000	237,510
0.75%, 10/08/26	600,000	544,884
4.50%, 07/13/28	400,000	401,828
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nordic Investment Bank
2.63%, 04/04/25	300,000	292,248
0.38%, 09/11/25	400,000	374,004
0.50%, 01/21/26	250,000	231,155
4.38%, 03/14/28	250,000	249,360
		41,281,978
Total Government Related (Cost $114,794,148)		109,819,759

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (i)	7,826,382	7,826,382
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (i)(j)	1,689,273	1,689,273
		9,515,655
Total Short-Term Investments (Cost $9,515,655)		9,515,655
Total Investments in Securities (Cost $1,494,251,927)		1,471,327,082

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,639,634.
(c)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,493,654 or 0.2% of net assets.

(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	Guaranteed by the Republic of Germany.
(i)	The rate shown is the annualized 7-day yield.
(j)	Security purchased with cash collateral received for securities on loan.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
See financial notes
120Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 29, 2024:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 2/29/24	FACE AMOUNT AT 2/29/24	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp.
3.00%, 03/10/25	$47,987	$—	$—	$—	$1,441	($586 )	$48,842	$50,000	$750
4.20%, 03/24/25	48,886	—	—	—	911	(341)	49,456	50,000	1,050
3.63%, 04/01/25	48,471	—	—	—	1,233	(643)	49,061	50,000	906
3.85%, 05/21/25	96,957	—	—	—	2,637	(1,445)	98,149	100,000	1,925
3.45%, 02/13/26	47,566	—	—	—	1,427	(586)	48,407	50,000	863
0.90%, 03/11/26	178,562	—	(23,020)	(1,878)	6,693	188	160,545	175,000	882
1.15%, 05/13/26	133,605	—	—	—	4,093	(27)	137,671	150,000	863
5.88%, 08/24/26	—	125,330	—	—	1,714	(50)	126,994	125,000	3,468
3.20%, 03/02/27	92,658	—	(47,836)	(1,478)	3,944	181	47,469	50,000	1,404
2.45%, 03/03/27	180,180	—	—	—	4,094	1,164	185,438	200,000	2,450
3.30%, 04/01/27	93,243	—	—	—	1,696	86	95,025	100,000	1,650
3.20%, 01/25/28	91,212	—	—	—	1,669	775	93,656	100,000	1,600
2.00%, 03/20/28	129,342	—	—	—	1,790	1,909	133,041	150,000	1,500
5.64%, 05/19/29	149,793	—	—	—	2,175	13	151,981	150,000	4,232
6.20%, 11/17/29	—	178,885	—	—	2,051	(159)	180,777	175,000	2,500
Total	$1,338,462	$304,215	($70,856 )	($3,356 )	$37,568	$479	$1,606,512		$26,043

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$389,120,460	$—	$389,120,460
Treasuries[1]	—	962,871,208	—	962,871,208
Government Related[1]	—	109,819,759	—	109,819,759
Short-Term Investments[1]	9,515,655	—	—	9,515,655
Total	$9,515,655	$1,461,811,427	$—	$1,471,327,082

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Taxable Bond Funds | Semiannual Report121

Schwab Short-Term Bond Index Fund
Statement of Assets and Liabilities

As of February 29, 2024; unaudited
Assets
Investments in securities, at value - affiliated (cost $1,653,118)		$1,606,512
Investments in securities, at value - unaffiliated (cost $1,492,598,809) including securities on loan of $1,639,634		1,469,720,570
Receivables:
Investments sold		58,511,332
Interest		9,660,393
Fund shares sold		9,345,926
Dividends		24,268
Income from securities on loan	+	3,751
Total assets		1,548,872,752

Liabilities
Collateral held for securities on loan		1,689,273
Payables:
Investments bought		65,506,553
Distributions to shareholders		1,874,219
Fund shares redeemed		1,123,616
Investment adviser fees	+	70,449
Total liabilities		70,264,110
Net assets		$1,478,608,642

Net Assets by Source
Capital received from investors		$1,628,784,174
Total distributable loss	+	(150,175,532)
Net assets		$1,478,608,642

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,478,608,642		156,113,765		$9.47

See financial notes
122Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Statement of Operations

For the period September 1, 2023 through February 29, 2024; unaudited
Investment Income
Interest received from securities - unaffiliated (net of foreign withholding tax of $125)		$27,591,958
Dividends received from securities - unaffiliated		141,300
Interest received from securities - affiliated		26,522
Securities on loan, net	+	18,263
Total investment income		27,778,043

Expenses
Investment adviser fees		443,040
Total expenses	–	443,040
Net investment income		27,335,003

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(3,356)
Net realized losses on sales of securities - unaffiliated	+	(13,805,330)
Net realized losses		(13,808,686)
Net change in unrealized appreciation (depreciation) on securities - affiliated		37,568
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	25,099,310
Net change in unrealized appreciation (depreciation)	+	25,136,878
Net realized and unrealized gains		11,328,192
Increase in net assets resulting from operations		$38,663,195
See financial notes
Schwab Taxable Bond Funds | Semiannual Report123

Schwab Short-Term Bond Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/23-2/29/24		9/1/22-8/31/23
Net investment income		$27,335,003	$42,192,960
Net realized losses		(13,808,686)	(84,036,689)
Net change in unrealized appreciation (depreciation)	+	25,136,878	55,996,700
Increase in net assets resulting from operations		$38,663,195	$14,152,971

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($27,334,942 )	($42,183,526 )

TRANSACTIONS IN FUND SHARES
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		28,453,676	$268,496,873	58,399,769	$551,093,790
Shares reinvested		1,698,382	16,044,926	2,583,041	24,375,593
Shares redeemed	+	(34,133,901)	(322,083,211)	(97,908,751)	(923,607,341)
Net transactions in fund shares		(3,981,843)	($37,541,412 )	(36,925,941)	($348,137,958 )

SHARES OUTSTANDING AND NET ASSETS
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		160,095,608	$1,504,821,801	197,021,549	$1,880,990,314
Total decrease	+	(3,981,843)	(26,213,159)	(36,925,941)	(376,168,513)
End of period		156,113,765	$1,478,608,642	160,095,608	$1,504,821,801
See financial notes
124Schwab Taxable Bond Funds | Semiannual Report

Schwab Taxable Bond Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB INVESTMENTS
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab Opportunistic Municipal Bond Fund
Schwab Short-Term Bond Index Fund	Schwab 1000 Index® Fund
Schwab Tax-Free Bond Fund	Schwab Global Real Estate Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
• Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a
Schwab Taxable Bond Funds | Semiannual Report125

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 – quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund`s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of February 29, 2024, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Inflation-Protected Securities:  The Schwab Treasury Inflation Protected Securities Index Fund invests in U.S. Treasury inflation-protected securities (TIPS). Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income in the fund’s Statement of Operations, even though investors do not receive their principal until maturity.
126Schwab Taxable Bond Funds | Semiannual Report

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
TBA Commitments: The funds may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current fair value generally according to the procedures described above in the Security Valuation section. The funds’ use of TBA commitments may cause the funds to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: The Treasury Market Practices Group (TMPG) of the Federal Reserve Bank of New York recommended the margining of certain forward-settling Agency MBS (Mortgage-Backed Securities) transactions, including TBAs, to reduce counterparty credit risk. The TMPG recommended market participants exchange two-way variation margin on a regular basis. The Schwab U.S. Aggregate Bond Index Fund posts and receives variation margin with certain counterparties in instances where the unrealized gain (loss) on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed in the Statement of Assets and Liabilities.
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank.  Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of February 29, 2024, the Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund had securities on loan, all of which were classified as corporate bonds. The value of the securities on loan and the related collateral as of February 29, 2024, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Any increase or decrease in the principal amount of an inflation-protected security is included as an addition or reduction to interest income in the Statement of Operations; such adjustments may have a significant impact on a fund’s distributions. Dividends and distributions from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory Agreement between the investment adviser and the Schwab Treasury Inflation Protected Securities Index Fund and an Investment Advisory Agreement between the investment adviser and the Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund, the investment adviser pays the operating expenses of the funds, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds.
(f) U.S. Treasury, Agency Debt & Agency MBS Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency MBS may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The TMPG recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fail charges are included in net realized gains (losses) on sales of securities on each fund’s Statement of Operations, if any.
(g) Distributions to Shareholders:
The funds, except for the Schwab Treasury Inflation Protected Securities Index Fund, declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The Schwab Treasury Inflation Protected Securities Index Fund declares and pays distributions from net investment income, if any, quarterly. All the funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
The funds invest mainly in corporate bonds, mortgage-backed and asset-backed securities, government or municipal obligations, and other debt securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, they follow the securities included in their respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance may be below that of its index. Errors relating to an index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates generally causes a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which a fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the funds to lose money or underperform. The funds could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Sampling Index Tracking Risk. An index fund may not fully replicate its respective index and may hold securities not included in the respective index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach it may not track the return of the index as well as it would if a fund purchased all of the securities in the index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Portfolio Turnover Risk. (Schwab U.S. Aggregate Bond Index Fund only). The fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index, primarily due to the fund rolling over its positions in TBAs as it tracks the portion of the index represented by mortgage-backed securities. A higher portfolio turnover rate may result in increased transaction costs, which may lower the fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to the fund’s shareholders.
Liquidity Risk. The funds may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the funds may have to sell them at a loss.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, a fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Prepayment and Extension Risk. Certain fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
a fund to forgo future interest income on the portion of the security’s principal repaid early and force a fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause a fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt a fund’s performance.
Non-U.S. Issuer Risk. Certain funds may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations, governments, agencies and supra-national entities. A fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.
Derivatives Risk. Certain funds may invest in derivative instruments. The principal types of derivatives used by the funds are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, credit risk, liquidity risk and leverage risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. A fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in fair value during periods of rising interest rates. Certain of the mortgage-backed securities in which a fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause a fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through TBA transactions. A fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which a fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. A fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Inflation-Protected Security Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
Leverage Risk. Certain fund transactions, such as derivatives transactions, TBA transactions and mortgage dollar rolls, may give rise to a form of leverage and may expose the funds to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when a fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on each fund’s average daily net assets as follows:
SCHWAB TREASURY INFLATION PROTECTED SECURITIES INDEX FUND	SCHWAB U.S. AGGREGATE BOND INDEX FUND	SCHWAB SHORT-TERM BOND INDEX FUND
0.05%	0.04%	0.06%
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of each fund in this report that are owned by other funds in the Fund Complex as of February 29, 2024, as applicable:
UNDERLYING FUNDS
	SCHWAB TREASURY INFLATION PROTECTED SECURITIES INDEX FUND	SCHWAB U.S. AGGREGATE BOND INDEX FUND	SCHWAB SHORT-TERM BOND INDEX FUND
Schwab Balanced Fund	— %	5.2%	— %
Schwab MarketTrack Balanced Portfolio	— %	4.4%	0.4%
Schwab MarketTrack Conservative Portfolio	— %	2.4%	0.1%
Schwab MarketTrack Growth Portfolio	— %	3.2%	— %
Schwab Monthly Income Fund - Flexible Payout	— %	0.2%	— %
Schwab Monthly Income Fund - Income Payout	— %	0.4%	— %
Schwab Monthly Income Fund - Target Payout	— %	0.1%	— %
Schwab Target 2010 Fund	0.1%	0.3%	0.2%
Schwab Target 2015 Fund	0.1%	0.3%	0.3%
Schwab Target 2020 Fund	0.8%	1.7%	1.6%
Schwab Target 2025 Fund	0.9%	2.1%	2.0%
Schwab Target 2030 Fund	0.7%	3.0%	2.8%
Schwab Target 2035 Fund	— %	1.2%	1.1%
Schwab Target 2040 Fund	— %	1.5%	1.4%
Schwab Target 2045 Fund	— %	0.2%	0.2%
Schwab Target 2050 Fund	— %	0.1%	0.1%
Schwab Target 2055 Fund	— %	0.1%	0.1%
Schwab Target 2060 Fund	— %	0.0%*	0.0%*
Schwab Target 2065 Fund	— %	0.0%*	0.0%*

*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser. For more information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility),  which matured on September 28, 2023. On September 28, 2023, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on
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Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 28, 2023. On September 28, 2023, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 29, 2024, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	PURCHASES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	PURCHASES OF OTHER LONG-TERM SECURITIES	TOTAL PURCHASES OF LONG-TERM SECURITIES
Schwab Treasury Inflation Protected Securities Index Fund	$446,129,122	$—	$446,129,122
Schwab U.S. Aggregate Bond Index Fund	1,484,398,316	154,964,297	1,639,362,613
Schwab Short-Term Bond Index Fund	472,389,272	86,412,890	558,802,162
	SALES/MATURITIES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	SALES/MATURITIES OF OTHER LONG-TERM SECURITIES	TOTAL SALES/MATURITIES OF LONG-TERM SECURITIES
Schwab Treasury Inflation Protected Securities Index Fund	$484,444,649	$—	$484,444,649
Schwab U.S. Aggregate Bond Index Fund	1,443,688,290	143,110,383	1,586,798,673
Schwab Short-Term Bond Index Fund	513,649,773	93,646,536	607,296,309
*
Includes securities guaranteed by U.S. Government Agencies.

8. Federal Income Taxes:
As of February 29, 2024, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Treasury Inflation Protected Securities Index Fund	$2,850,361,848	$—	($266,458,662 )	($266,458,662 )
Schwab U.S. Aggregate Bond Index Fund	5,117,254,511	—	(429,440,099)	(429,440,099)
Schwab Short-Term Bond Index Fund	1,497,047,332	942,712	(26,662,962)	(25,720,250)

Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2023, the funds had capital loss carryforwards available as follows:

Schwab Treasury Inflation Protected Securities Index Fund	$130,787,250
Schwab U.S. Aggregate Bond Index Fund	260,369,779
Schwab Short-Term Bond Index Fund	109,814,529
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Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 29, 2024.  The tax basis components of distributions paid during the fiscal year ended August 31, 2023 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Treasury Inflation Protected Securities Index Fund	$143,952,912	$21,184,284
Schwab U.S. Aggregate Bond Index Fund	130,788,565	—
Schwab Short-Term Bond Index Fund	42,183,526	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of August 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements.  The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal year ended August 31, 2023, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Liquidity Risk Management Program  (unaudited)

The funds have adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The funds’ Board of Trustees (the “Board”) has designated the funds’ investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. The program is reasonably designed to assess and manage a fund’s liquidity risk, taking into consideration the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each fund’s investments is supported by third-party liquidity assessment vendors.
The funds’ Board reviewed a report at its meeting held on September 19, 2023 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2022, through May 31, 2023, which included individual fund liquidity risk metrics. The report summarized the operation of the program and the information and factors considered by the investment adviser in assessing whether the program has been adequately and effectively implemented with respect to a fund. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing each fund’s liquidity risk.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
136Schwab Taxable Bond Funds | Semiannual Report

Schwab Taxable Bond Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Co-Chairman of the
Board (July 2022 – present) and Director (Apr. 2006 – present), Charles
Schwab Bank, SSB; Co-Chairman of the Board (July 2022 – present) and
Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB;
Co-Chairman of the Board (July 2022 – present) and Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Manager
(Sept. 2023 – present), TD Ameritrade Holding LLC; Director
(Oct. 2020 – Aug. 2023), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Schwab Taxable Bond Funds | Semiannual Report137

Schwab Taxable Bond Funds
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment
Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), President (Oct. 2023 – present), (Chief
Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and
President (Oct. 2022 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive
Officer (Sept. 2023 – present), President (Oct. 2023 – present), Chief Investment Officer
(June 2011 – present) and Vice President (June 2011 – Sept. 2023), Schwab Funds, Laudus
Trust and Schwab ETFs.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present), Chief Operating Officer (Oct. 2023 – present), Managing
Director (Mar. 2023 – present) and Vice President (Oct. 2013 – Mar. 2023), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director
(May 2022 – present) and Vice President (Apr. 2022 – May 2022), Charles Schwab & Co., Inc.

Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Chief Investment Officer (Oct. 2023 – present) and Vice President (Feb. 2018 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023 – present),
Chief Investment Officer (Oct. 2023 – present), and Senior Vice President
(Oct. 2012 – Mar. 2023), Charles Schwab Investment Management, Inc.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Senior Vice President (Jan. 2020 – Mar. 2023) and
Chief Investment Officer (Jan. 2020 – present) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present), Managing Director (Mar. 2023 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (Aug. 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
138Schwab Taxable Bond Funds | Semiannual Report

Schwab Taxable Bond Funds
Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.
Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Government/Credit 1–5 Year Index An index that is a broad-based benchmark measuring the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have a remaining maturity greater than or equal to one year and less than five years. The index excludes certain types of securities, including, bonds with equity type features (e.g., warrants, convertibles and preferreds), tax-exempt municipal securities, inflation-linked bonds, floating rate issues, strips, private placements, U.S. dollar-denominated 25 and 50 par retail bonds, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the
TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.
commercial mortgage-backed securities Bond or other debt securities that represent ownership in a pool of commercial mortgage loans.
coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.
credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.
credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
Schwab Taxable Bond Funds | Semiannual Report139

Schwab Taxable Bond Funds
discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.
duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.
interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.
market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”
maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.
muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
refunded bond A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.
restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.
section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
taxable equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.
140Schwab Taxable Bond Funds | Semiannual Report

Notes

Notes

Notes

Schwab Taxable Bond Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2024 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares if the Fund’s Board determines that the fee is in the best interests of the Fund. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13480-28
00297766

Semiannual Report | February 29, 2024
Schwab Municipal Bond Funds

Schwab Tax-Free Bond Fund
Schwab California Tax-Free Bond Fund
Schwab Opportunistic Municipal Bond Fund

No Action Required – Notice Regarding Shareholder Report Delivery
Beginning on July 24, 2024, fund shareholder reports will be streamlined to highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will not appear in the streamlined shareholder reports but will available online and delivered free of charge upon request.

• If you already receive the full shareholder reports, you will receive the streamlined shareholder reports in the same way that you currently receive the full shareholder reports (either in paper or electronically).

• If you currently receive a notification when a shareholder report is available on a fund’s website, beginning July 24, 2024, you will begin to receive the streamlined shareholder report (in paper).

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Three ways investors can include bonds in an asset allocation strategy.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
Schwab Municipal Bond Funds | Semiannual Report1

Schwab Municipal Bond Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Returns for the 6 Months Ended February 29, 2024
Schwab Tax-Free Bond Fund (Ticker Symbol: SWNTX)	3.77%
Bloomberg Municipal Bond Index[1]	4.33%
Bloomberg Municipal 3-15 Year Blend Index	3.86%
Fund Category: Morningstar Muni National Intermediate*	4.02%
Performance Details	pages 4-5

Schwab California Tax-Free Bond Fund (Ticker Symbol: SWCAX)	3.64%
Bloomberg Municipal Bond Index[1]	4.33%
Bloomberg California Municipal 3-15 Year Blend Index	3.78%
Fund Category: Morningstar Muni California Intermediate*	3.57%
Performance Details	pages 6-7

Schwab Opportunistic Municipal Bond Fund (Ticker Symbol: SWHYX)	5.21%
Bloomberg Municipal Bond Index	4.33%
Fund Category: Morningstar Muni National Long*	5.10%
Performance Details	pages 8-9
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
*
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
1
In anticipation of new regulatory requirements, the fund’s regulatory index has changed to the Bloomberg Municipal Bond Index. The Bloomberg Municipal Bond Index provides a broad measure of market performance. The second index listed is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
2Schwab Municipal Bond Funds | Semiannual Report

Schwab Municipal Bond Funds
Fund Management

Jason D. Diefenthaler, Managing Director and Head of Tax-Exempt Strategies for Schwab Asset
Management, is responsible for developing, managing, and implementing Schwab Asset Management’s tax-exempt fixed income investment strategies, including separately managed accounts, actively managed mutual funds, and exchange-traded funds (ETFs). Mr. Diefenthaler also leads the portfolio management team for the Wasmer SchroederTM Municipal Bond Strategies and is responsible for day-to-day co-management of several tax-free Schwab Funds. Previously, Mr. Diefenthaler was the director of tax-exempt portfolio management at Wasmer Schroeder & Company, LLC (Schwab Asset Management became the investment adviser for Wasmer Schroeder Strategies in 2020). He oversaw all tax-exempt strategies and management of the Wasmer Schroeder High Yield Municipal Fund, which subsequently reorganized into the Schwab
Opportunistic Municipal Bond Fund. Mr. Diefenthaler began his career with Wasmer Schroeder in 2000. He was a credit analyst before becoming a portfolio manager.

John Khodarahmi, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2015, Mr. Khodarahmi was a vice president and senior municipal trader at Eaton Vance Management for the firm’s tax-free bond funds. Previous to Eaton
Vance, he was a vice president and portfolio manager at both Banc of America Montgomery Securities and
Thomas Weisel Partners, managing corporate cash and high net worth portfolios. Prior to those roles, Mr.
Khodarahmi was a municipal trader and underwriter for Fleet Securities, Inc. (now part of Bank of America).

James Cortez, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds and has been a portfolio manager with Schwab Asset Management since 2019. Mr. Cortez joined the firm in 2006 as a director on Schwab Asset Management’s municipal research team, responsible for conducting credit research for municipal fixed income funds and money market funds with a focus on healthcare and higher education credits. Prior to joining Schwab, Mr. Cortez was an associate director in Standard & Poor’s healthcare group.

Schwab Municipal Bond Funds | Semiannual Report3

Schwab Tax-Free Bond Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Returns1,2
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab Tax-Free Bond Fund (9/11/92)	3.77%	5.07%	1.53%	2.05%
Bloomberg Municipal Bond Index[3]	4.33%	5.42%	1.91%	2.68%
Bloomberg Municipal 3-15 Year Blend Index	3.86%	4.66%	1.91%	2.46%
Fund Category: Morningstar Muni National Intermediate[4]	4.02%	5.08%	1.61%	2.07%
Fund Expense Ratios[5]: Net 0.38%; Gross 0.41%

Yields
30-Day SEC Yield[1,2]	3.29%
30-Day SEC Yield-No Waiver[1,6]	3.27%
12-Month Distribution Yield[1,2]	3.17%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg Municipal 3-15 Year Blend Index to the Bloomberg Municipal Bond Index. The Bloomberg Municipal Bond Index provides a broad measure of market performance. The Bloomberg Municipal 3-15 Year Blend Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
5
As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the Financial Highlights section of the financial statements.
6
Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
4Schwab Municipal Bond Funds | Semiannual Report

Schwab Tax-Free Bond Fund
Performance and Fund Facts as of February 29, 2024

Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type

Weighted Average Maturity[1]	6.2 Yrs
Weighted Average Duration[1]	5.7 Yrs
By Credit Quality2

Portfolio holdings may have changed since the report date.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
See Glossary for definitions of maturity and duration.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
Schwab Municipal Bond Funds | Semiannual Report5

Schwab California Tax-Free Bond Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Returns1,2
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab California Tax-Free Bond Fund (2/24/92)	3.64%	4.83%	1.34%	2.02%
Bloomberg Municipal Bond Index[3]	4.33%	5.42%	1.91%	2.68%
Bloomberg California Municipal 3-15 Year Blend Index[4]	3.78%	4.69%	1.78%	N/A [5]
S&P California AMT-Free Municipal Bond Index	3.90%	5.20%	1.87%	2.61%
Fund Category: Morningstar Muni California Intermediate[6]	3.57%	4.50%	1.44%	1.99%
Fund Expense Ratios[7]: Net 0.38%; Gross 0.41%

Yields
30-Day SEC Yield[1,2]	3.06%
30-Day SEC Yield-No Waiver[1,8]	3.04%
12-Month Distribution Yield[1,2]	2.78%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg California Municipal 3-15 Year Blend Index to the Bloomberg Municipal Bond Index. The Bloomberg Municipal Bond Index provides a broad measure of market performance. The Bloomberg California Municipal 3-15 Year Blend Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
4
The Bloomberg California Municipal 3-15 Year Blend Index was established effective January 1, 2020. Performance shown prior to January 1, 2020 is based on a subset of securities included in the Bloomberg Municipal 3-15 Year Blend Index.
5
Information not available to the fund.
6
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
7
As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the Financial Highlights section of the financial statements.
8
Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
6Schwab Municipal Bond Funds | Semiannual Report

Schwab California Tax-Free Bond Fund
Performance and Fund Facts as of February 29, 2024

Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type

Weighted Average Maturity[1]	4.8 Yrs
Weighted Average Duration[1]	4.8 Yrs
By Credit Quality2

Portfolio holdings may have changed since the report date.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
See Glossary for definitions of maturity and duration.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
Schwab Municipal Bond Funds | Semiannual Report7

Schwab Opportunistic Municipal Bond Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Returns1,2,3
Fund and Inception Date	6 months	1 Year	5 Years	Since Inception
Fund: Schwab Opportunistic Municipal Bond Fund (3/31/14)[4]	5.21%	8.21%	1.02%	3.37%
Bloomberg Municipal Bond Index	4.33%	5.42%	1.91%	2.68%
Fund Category: Morningstar Muni National Long[5]	5.10%	6.29%	1.68%	N/A
Fund Expense Ratios[6]: Net 0.50%; Gross 0.68%

Yields
30-Day SEC Yield[1,2]	3.35%
30-Day SEC Yield-No Waiver[1,7]	3.27%
12-Month Distribution Yield[1,2]	6.58%*

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
*
The fund experienced a spike in distribution yield due to a larger than normal income distribution payment to shareholders in April 2023, which included a special payment of past due interest income received from defaulted securities (see financial notes 2(d) for additional information). Without the special payment of past due interest income from defaulted securities the 12-Month Distribution Yield would have been 3.61%.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
Effective August 10, 2020, the Wasmer Schroeder High Yield Municipal Fund (the predecessor fund) was reorganized into the Schwab Opportunistic Municipal Bond Fund. The performance and financial history prior to August 10, 2020 are that of the predecessor fund.
4
Inception date is that of the predecessor fund.
5
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
6
As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the Financial Highlights section of the financial statements.
7
Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
8Schwab Municipal Bond Funds | Semiannual Report

Schwab Opportunistic Municipal Bond Fund
Performance and Fund Facts as of February 29, 2024

Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type

Weighted Average Maturity[1]	9.2 Yrs
Weighted Average Duration[1]	7.6 Yrs
By Credit Quality2

Portfolio holdings may have changed since the report date.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
See Glossary for definitions of maturity and duration.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
Schwab Municipal Bond Funds | Semiannual Report9

Schwab Municipal Bond Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2023 and held through February 29, 2024.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 9/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 2/29/24	EXPENSES PAID DURING PERIOD 9/1/23-2/29/24 [2]
Schwab Tax-Free Bond Fund
Actual Return	0.38%	$1,000.00	$1,037.70	$1.93
Hypothetical 5% Return	0.38%	$1,000.00	$1,022.97	$1.91
Schwab California Tax-Free Bond Fund
Actual Return	0.38%	$1,000.00	$1,036.40	$1.92
Hypothetical 5% Return	0.38%	$1,000.00	$1,022.97	$1.91
Schwab Opportunistic Municipal Bond Fund
Actual Return	0.50%	$1,000.00	$1,052.10	$2.55
Hypothetical 5% Return	0.50%	$1,000.00	$1,022.38	$2.51

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days in the period, and divided by 366 days in the fiscal year.

10Schwab Municipal Bond Funds | Semiannual Report

Schwab Tax-Free Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 2/29/24*	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19
Per-Share Data
Net asset value at beginning of period	$10.82	$10.93	$12.22	$12.13	$12.12	$11.52
Income (loss) from investment operations:
Net investment income (loss)[1]	0.18	0.32	0.22	0.21	0.26	0.28
Net realized and unrealized gains (losses)	0.22	(0.11)	(1.24)	0.16	0.04 [2]	0.60
Total from investment operations	0.40	0.21	(1.02)	0.37	0.30	0.88
Less distributions:
Distributions from net investment income	(0.18)	(0.32)	(0.22)	(0.21)	(0.26)	(0.28)
Distributions from net realized gains	—	—	(0.05)	(0.07)	(0.03)	—
Total distributions	(0.18)	(0.32)	(0.27)	(0.28)	(0.29)	(0.28)
Net asset value at end of period	$11.04	$10.82	$10.93	$12.22	$12.13	$12.12
Total return	3.77%[3]	1.93%	(8.48%)	3.03%	2.52%	7.77%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.38%[4]	0.38%	0.48%[5,6]	0.49%	0.49%	0.49%
Gross operating expenses	0.41%[4]	0.41%	0.53%[6]	0.55%	0.55%	0.56%
Net investment income (loss)	3.40%[4]	2.92%	1.88%	1.72%	2.14%	2.41%
Portfolio turnover rate	62%[3]	101%	87%	53%	99%	129%
Net assets, end of period (x 1,000)	$611,751	$545,929	$542,993	$801,234	$757,844	$751,353

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective July 1, 2022, the net operating expense limitation was lowered from 0.49% to 0.38%. The ratio presented for the year ended August 31, 2022, is a blended ratio.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Municipal Bond Funds | Semiannual Report11

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.4% OF NET ASSETS
ALABAMA 2.7%
Black Belt Energy Gas District
Gas Supply RB Series 2022D1	4.00%	07/01/52 (a)	4,000,000	4,015,489
RB Series 2022C1	5.25%	06/01/24	380,000	381,042
RB Series 2022C1	5.25%	06/01/25	1,175,000	1,193,985
Jefferson Cnty
Sewer RB Series 2024	5.25%	10/01/49 (a)	2,500,000	2,691,079
Southeast Energy Auth
RB Series 2021B	4.00%	12/01/51 (a)	2,000,000	2,010,563
RB Series 2022A1	5.50%	01/01/53 (a)	2,000,000	2,141,592
The Southeast Alabama Gas District
Gas Supply Refunding RB Series 2024B	5.00%	06/01/49 (a)(b)	1,500,000	1,596,427
Univ of Montevallo
RB Series 2017	5.00%	05/01/27	250,000	265,694
RB Series 2017	5.00%	05/01/42 (a)	2,150,000	2,264,358
				16,560,229
ARIZONA 1.5%
Arizona IDA
RB Series 2021A	4.00%	11/01/30	500,000	520,315
RB Series 2021A	4.00%	11/01/31	1,270,000	1,326,773
RB Series 2023A	5.00%	11/01/28 (a)	2,500,000	2,693,949
Chandler Industrial Development Auth
IDRB (Intel Corp) Series 2022	5.00%	09/01/42 (a)	2,000,000	2,068,980
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2023A	5.00%	01/01/50 (a)	2,500,000	2,740,593
				9,350,610
ARKANSAS 0.2%
Bella Vista
Sales & Use Tax Bonds Series 2020	1.13%	10/01/45 (a)	205,000	204,640
Bentonville Sales & Use Tax
Sales & Use Tax Refunding RB Series 2021B	1.05%	11/01/46 (a)	55,000	54,729
Forrest City
Sales & Use Tax RB Series 2021	1.55%	11/01/44 (a)	700,000	634,133
See financial notes
12Schwab Municipal Bond Funds | Semiannual Report

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Little Rock
Sewer Refunding RB Series 2015	3.00%	04/01/24	560,000	559,642
				1,453,144
CALIFORNIA 9.0%
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2022A	0.00%	10/01/49 (a)(c)	1,500,000	820,660
Bay Area Toll Auth
Toll Bridge RB Series 2021C (SIFMA Municipal Swap Index + 0.45%)	3.75%	04/01/56 (a)(d)	5,000,000	4,947,807
California
GO Refunding Bonds	5.25%	08/01/32	5,000,000	5,973,981
California Community Choice Financing Auth
RB (Deutsche Bank) Series 2023C	5.25%	01/01/54 (a)	3,000,000	3,175,412
California Educational Facilities Auth
RB (St Marys College) Series 2023A	5.50%	10/01/53 (a)	300,000	317,490
California Health Facilities Financing Auth
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (a)(e)	2,560,000	2,560,000
RB (Kaiser Permanente) Series 2017A2	4.00%	11/01/44 (a)	1,500,000	1,490,317
California Public Finance Auth
RB (Sharp Healthcare) Series 2017C	3.70%	08/01/52 (a)(f)(g)	6,095,000	6,095,000
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/25	1,000,000	1,008,361
RB (Loma Linda Univ Medical Center) Series 2016A	5.00%	12/01/36 (a)	1,500,000	1,519,103
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	1,065,000	1,089,013
Fair Oaks Recreation & Park District
GO Bonds Series 2022	5.75%	08/01/51 (a)(f)	1,700,000	1,932,937
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	3,700,000	3,201,879
Los Angeles Dept of Airports
Sub Refunding RB Series 2023A	5.00%	05/15/24	715,000	716,841
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	3,000,000	3,310,680
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (a)	755,000	761,664
San Diego Cnty Regional Airport Auth
Sr Airport RB Series 2023B	5.00%	07/01/32	5,000,000	5,614,380
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (h)	1,250,000	1,000,963
GO Bonds Series 2010C	0.00%	07/01/32 (h)	1,500,000	1,159,656
GO Bonds Series 2010C	0.00%	07/01/33 (h)	1,000,000	745,609
GO Bonds Series 2010C	0.00%	07/01/35 (h)	1,300,000	895,403
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/39 (a)	2,450,000	2,590,801
RB 2nd Series 2019E	5.00%	05/01/40 (a)	425,000	447,672
RB 2nd Series 2022A	5.00%	05/01/30	800,000	878,422
RB 2nd Series 2022A	5.00%	05/01/31	1,695,000	1,880,930
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,060,000	1,067,661
				55,202,642
See financial notes
Schwab Municipal Bond Funds | Semiannual Report13

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
COLORADO 2.1%
Colorado Educational & Cultural Facilities Auth
Charter School RB (Loveland Classical Schools) Series 2023	4.75%	07/01/43 (a)(f)	610,000	630,108
Colorado Health Facilities Auth
RB (CommonSpirit Health) Series 2022A	5.00%	11/01/31	1,300,000	1,442,551
RB (CommonSpirit Health) Series 2022A	5.00%	11/01/32	1,500,000	1,684,368
Colorado Regional Transportation District
RB (Denver Transit Partners) Series 2020A	5.00%	07/15/30	300,000	332,636
RB (Denver Transit Partners) Series 2020A	4.00%	07/15/34 (a)	800,000	833,677
Denver
Airport System RB Series 2017A	5.00%	11/15/27	1,865,000	1,979,165
Airport System Sub RB Series 2023B	5.00%	11/15/24	1,380,000	1,390,708
Airport System Sub RB Series 2023B	5.00%	11/15/31	2,000,000	2,233,148
Airport System Sub RB Series 2023B	5.00%	11/15/32	1,000,000	1,127,376
Dedicated Tax RB Series 2018A-2	0.00%	08/01/31 (a)(h)	380,000	284,864
Whispering Pines Metropolitan District #1
LT GO Refunding Bonds Series 2023	5.00%	12/01/52 (a)	900,000	944,764
				12,883,365
CONNECTICUT 0.4%
Connecticut
GO Bonds Series 2020A	4.00%	01/15/37 (a)	2,000,000	2,089,234
GO Bonds Series 2024B	4.00%	01/15/41 (a)	500,000	514,194
				2,603,428
DISTRICT OF COLUMBIA 0.4%
Metropolitan Washington Airports Auth
Sr Lien Refunding RB (Dulles Metrorail) Series 2019A	5.00%	10/01/44 (a)	2,150,000	2,258,325
FLORIDA 6.3%
Florida Development Finance Corp
Healthcare Facilities RB (Tampa General Hospital) Series 2024B	5.00%	08/01/56 (a)	2,000,000	2,219,404
Florida Higher Educational Facilities Financing Auth
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/25	450,000	457,209
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/26	765,000	785,517
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/27	685,000	712,466
Florida Insurance Assistance Interlocal Agency
Insurance Assessment RB Series 2023A1	5.00%	09/01/25 (a)	2,750,000	2,789,541
Hialeah
RB Series 2022	5.00%	10/01/31	1,585,000	1,777,523
RB Series 2022	5.00%	10/01/37 (a)	2,360,000	2,571,924
Hollywood Community Redevelopment Agency
Refunding RB Series 2015	5.00%	03/01/24	3,000,000	3,000,000
Jacksonville
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/34 (a)	910,000	955,565
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	402,637
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (a)	250,000	251,803
See financial notes
14Schwab Municipal Bond Funds | Semiannual Report

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Miami-Dade Cnty
RB Series 2022	5.00%	07/01/49 (a)	3,080,000	3,316,109
Refunding RB Series 2020A	4.00%	10/01/37 (a)	2,205,000	2,245,483
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2018A	4.00%	04/01/53 (a)	2,000,000	1,892,424
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/24	625,000	627,409
Miami-Dade Cnty SD
GO Bonds Series 2022A	5.00%	03/15/52 (a)	5,000,000	5,368,444
Pasco Cnty
RB (Moffitt Cancer Center) Series 2023A	5.75%	09/01/54 (a)	500,000	562,128
Pompano Beach
RB (John Knox Village) Series 2021A	4.00%	09/01/51 (a)	2,000,000	1,558,408
Seminole Cnty
Refunding RB Series 2022	5.00%	10/01/52 (a)	1,000,000	1,077,621
Tampa
Tax Allocation RB (Moffitt Cancer Center) Series 2020A	0.00%	09/01/35 (a)(h)	1,550,000	991,682
Tax Allocation RB (Moffitt Cancer Center) Series 2020A	0.00%	09/01/36 (a)(h)	800,000	485,881
Tax Allocation RB (Moffitt Cancer Center) Series 2020A	0.00%	09/01/37 (a)(h)	855,000	491,035
Tax Allocation RB (Moffitt Cancer Center) Series 2020A	0.00%	09/01/38 (a)(h)	1,000,000	541,239
Tax Allocation RB (Moffitt Cancer Center) Series 2020A	0.00%	09/01/49 (a)(h)	1,200,000	353,825
Tampa Bay Water
Utility System RB Series 2022	5.25%	10/01/47 (a)	1,500,000	1,672,249
Village Community Dev Dist. No.15
RB Series 2023	4.38%	05/01/33 (a)	400,000	407,026
RB Series 2023	4.85%	05/01/38 (a)	500,000	507,101
RB Series 2023	5.25%	05/01/54 (a)	500,000	513,919
				38,535,572
GEORGIA 2.1%
Atlanta
Airport PFC & Sub Lien RB Series 2022D	5.00%	07/01/36 (a)	4,640,000	5,149,073
Columbia Cnty Hospital Auth
Revenue Anticipation Certificates (Wellstar Health System) Series 2023A	5.75%	04/01/53 (a)	500,000	567,382
Georgia State Road & Tollway Auth
Managed Lane System RB Series 2021A	4.00%	07/15/37 (a)	1,515,000	1,603,222
Main Street Natural Gas Inc
Gas Supply RB Series 2023A	5.00%	06/01/53 (a)	3,000,000	3,158,982
Gas Supply RB Series 2023B	5.00%	09/01/24	550,000	551,760
Gas Supply RB Series 2023B	5.00%	03/01/25	390,000	392,954
Gas Supply RB Series 2023D	5.00%	05/01/54 (a)	1,250,000	1,318,911
				12,742,284
GUAM 0.4%
Guam Waterworks Auth
Water & Wastewater System RB Series 2016	5.00%	01/01/46 (a)	2,500,000	2,535,427
See financial notes
Schwab Municipal Bond Funds | Semiannual Report15

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
HAWAII 0.4%
Hawaii
Airport System RB Series 2020A	4.00%	07/01/35 (a)	1,500,000	1,536,173
Harbor System RB Series 2020A	4.00%	07/01/34 (a)	750,000	772,765
				2,308,938
IDAHO 0.1%
Jerome Jt SD #261
GO Bonds Series 2022	5.25%	09/15/42 (a)(f)	500,000	566,110
ILLINOIS 9.0%
Bellwood Village
GO Refunding Bonds Series 2014	5.00%	12/01/32 (a)	1,705,000	1,726,944
GO Refunding Bonds Series 2016B	5.00%	12/01/28 (a)	1,855,000	1,953,499
Chicago
GO Bonds Series 2019A	5.50%	01/01/35 (a)	1,450,000	1,567,385
GO Bonds Series 2023A	5.00%	01/01/34 (a)	1,000,000	1,101,628
GO Bonds Series 2023A	5.50%	01/01/39 (a)	1,500,000	1,641,935
OHare General Airport Sr Lien Refunding RB Series 2012A	5.00%	01/01/33 (a)	400,000	408,695
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/28 (a)	1,750,000	1,773,673
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (a)	1,135,000	1,150,784
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/29 (a)	400,000	413,280
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/31 (a)	1,000,000	1,031,880
Chicago Board of Education
ULT GO Bonds Series 2023A	5.00%	12/01/30	750,000	798,027
Chicago Housing Auth
GO Bonds Series 2018A	5.00%	01/01/27	1,000,000	1,051,860
GO Bonds Series 2018A	5.00%	01/01/28	1,000,000	1,072,909
Chicago Midway Airport
Sr Lien Airport Refunding RB Series 2023C	5.00%	01/01/36 (a)	2,500,000	2,808,680
Chicago Park District
LT GO Refunding Bonds Series 2023C	5.00%	01/01/37 (a)	600,000	657,895
Chicago Transit Auth Sales Tax
Sales Tax RB Series 2014	5.25%	12/01/49 (a)	3,000,000	3,011,884
Illinois
GO Bonds Series 2018	5.00%	05/01/31 (a)	1,000,000	1,075,215
GO Bonds Series 2019A	5.00%	11/01/27	5,855,000	6,223,350
GO Bonds Series 2020	5.50%	05/01/24	1,000,000	1,002,904
GO Bonds Series 2020	5.50%	05/01/25	1,500,000	1,535,518
GO Bonds Series 2021A	4.00%	03/01/40 (a)	2,000,000	1,970,748
GO Bonds Series 2023B	5.50%	05/01/47 (a)	1,000,000	1,096,915
GO Bonds Series 2023B	4.50%	05/01/48 (a)	500,000	497,769
GO Refunding Bonds Series 2016	5.00%	02/01/28 (a)	1,500,000	1,575,627
GO Refunding Bonds Series 2018B	5.00%	10/01/33 (a)	1,500,000	1,609,220
Illinois Finance Auth
RB (OSF Healthcare System) Series 2020B1	5.00%	05/15/50 (a)(e)	1,150,000	1,152,229
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/30 (a)	900,000	933,529
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/33 (a)	960,000	993,075
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/34 (a)	1,330,000	1,374,920
See financial notes
16Schwab Municipal Bond Funds | Semiannual Report

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/26	700,000	717,158
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/30 (a)	400,000	415,054
Illinois Toll Highway Auth
Sr RB Series 2015A	5.00%	01/01/37 (a)	2,100,000	2,139,658
Sr RB Series 2024A	5.00%	01/01/38 (a)	750,000	880,037
Kankakee River Metropolitan Agency
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,360,747
Metropolitan Pier & Exposition Auth
RB Series 2015A	5.00%	06/15/53 (a)	2,000,000	2,014,235
Northern Illinois Univ
Auxiliary Facilities System RB Series 2021	5.00%	10/01/26 (f)	250,000	259,250
Auxiliary Facilities System RB Series 2021	5.00%	10/01/27 (f)	325,000	342,478
Auxiliary Facilities System RB Series 2021	5.00%	10/01/28 (f)	325,000	347,921
Auxiliary Facilities System RB Series 2021	5.00%	10/01/30 (f)	325,000	356,728
Auxiliary Facilities System Refunding RB Series 2020B	5.00%	04/01/29 (f)	400,000	427,633
Auxiliary Facilities System Refunding RB Series 2020B	5.00%	04/01/30 (f)	450,000	484,586
Auxiliary Facilities System Refunding RB Series 2020B	5.00%	04/01/31 (a)(f)	500,000	536,770
Auxiliary Facilities System Refunding RB Series 2020B	4.00%	04/01/35 (a)(f)	1,050,000	1,071,445
Auxiliary Facilities System Refunding RB Series 2020B	4.00%	04/01/37 (a)(f)	600,000	605,227
				55,170,904
IOWA 0.8%
Public Energy Financing Auth
Gas Project RB Series 2019	5.00%	09/01/49 (a)(e)	5,000,000	5,106,884
KANSAS 0.6%
Crawford Cnty USD #250
GO Bonds Series 2017	5.00%	09/01/26	250,000	262,967
GO Bonds Series 2017	5.00%	09/01/27	450,000	484,325
Johnson & Miami Cnty USD No. 230
GO Bonds Series 2018A	5.00%	09/01/31 (a)	2,575,000	2,795,997
				3,543,289
KENTUCKY 0.4%
Kentucky
COP 2015	4.00%	06/15/24	400,000	400,591
COP 2015	5.00%	06/15/25	400,000	408,943
Kentucky Public Energy Auth
Gas Supply RB Series 2018C1	4.00%	12/01/49 (a)(e)	1,450,000	1,452,217
				2,261,751
LOUISIANA 2.2%
Louisiana Housing Corp M/F Revenue
S/F Mortgage RB Series 2023C	5.75%	12/01/53 (a)	1,785,000	1,939,152
Louisiana Offshore Terminal Auth
Port RB (LOOP LLC) Series 2007A	4.15%	09/01/27	3,000,000	3,044,203
See financial notes
Schwab Municipal Bond Funds | Semiannual Report17

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Louisiana Public Facilities Auth
RB (Loyola Univ) Series 2023A	5.00%	10/01/38 (a)	1,000,000	1,094,707
RB (Loyola Univ) Series 2023A	5.00%	10/01/43 (a)	1,500,000	1,605,378
Refunding RB (Ochsner Clinic Fdn) Series 2017	5.00%	05/15/27	500,000	525,712
Louisiana Stadium & Exposition District
Sr RB Series 2023A	5.25%	07/01/53 (a)	3,000,000	3,293,799
New Orleans
Public Improvement Bonds Series 2021A	5.00%	12/01/50 (a)	1,750,000	1,849,891
				13,352,842
MAINE 0.8%
Maine Health & Educational Facilities Auth
RB (MaineHealth) Series 2020A	4.00%	07/01/37 (a)	1,000,000	1,020,453
RB (MaineHealth) Series 2023B	4.75%	07/01/53 (a)	2,000,000	2,055,774
Portland
General Airport Refunding RB Series 2019	5.00%	01/01/32 (a)	560,000	621,167
General Airport Refunding RB Series 2019	5.00%	01/01/33 (a)	695,000	769,793
General Airport Refunding RB Series 2019	5.00%	01/01/34 (a)	620,000	686,359
				5,153,546
MARYLAND 2.0%
Baltimore Cnty
Metropolitan District GO Bonds 78th Issue	5.00%	02/01/46 (a)	2,000,000	2,047,423
Maryland
GO Bonds 1st Series 2018A	3.13%	03/15/33 (a)	3,600,000	3,535,843
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Health System) Series 2020	4.00%	07/01/45 (a)	600,000	572,139
RB (Frederick Health System) Series 2023	5.00%	07/01/48 (a)	1,000,000	1,045,845
RB (Frederick Health System) Series 2023	5.25%	07/01/53 (a)	775,000	822,755
Maryland Stadium Authority
Built to Learn RB Series 2022A	5.00%	06/01/29	875,000	972,816
Built to Learn RB Series 2022A	5.00%	06/01/30	1,000,000	1,129,323
Built to Learn RB Series 2022A	5.00%	06/01/31	1,250,000	1,434,447
Washington Cnty
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/25 (i)	550,000	557,419
				12,118,010
MASSACHUSETTS 2.3%
Massachusetts Development Finance Agency
RB (Beth Israel Lahey Health) Series 2023M	5.00%	07/01/32	2,500,000	2,889,872
RB (Boston Medical Center) Series 2016E	5.00%	07/01/31 (a)	2,815,000	2,917,936
RB (Boston Medical Center) Series 2023G	5.00%	07/01/24	500,000	501,928
RB (Boston Medical Center) Series 2023G	5.00%	07/01/25	665,000	676,635
RB (Boston Medical Center) Series 2023G	5.00%	07/01/26	865,000	900,170
RB (Boston Medical Center) Series 2023G	5.25%	07/01/48 (a)	800,000	870,353
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (a)	950,000	969,704
RB (Lesley Univ) Series 2019A	5.00%	07/01/35 (a)	1,065,000	1,122,881
RB (UMASS Memorial Health) Series 2016I	5.00%	07/01/36 (a)	1,815,000	1,866,987
See financial notes
18Schwab Municipal Bond Funds | Semiannual Report

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Massachusetts HFA
S/F Housing RB Series 183	3.50%	12/01/46 (a)	435,000	431,062
S/F Housing RB Series 203	4.50%	12/01/48 (a)	900,000	902,948
				14,050,476
MICHIGAN 3.1%
Great Lakes Water Auth
Water Supply System 2nd Lien RB Series 2022B	5.25%	07/01/47 (a)	2,000,000	2,203,477
Karegnondi Water Auth
RB Series 2014A	5.00%	11/01/24 (a)	1,645,000	1,646,423
RB Series 2014A	5.00%	11/01/25 (a)	1,100,000	1,100,936
Kentwood Public Schools
ULT GO Bonds Series 2023II	5.00%	05/01/53 (a)	4,450,000	4,807,663
Michigan
RB Series 2020B	4.00%	11/15/45 (a)	7,755,000	7,810,535
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (a)	210,000	209,541
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (a)	550,000	554,457
Airport RB Series 2014B	5.00%	12/01/33 (a)	625,000	630,019
				18,963,051
MINNESOTA 0.2%
Center City
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/26	315,000	315,617
Duluth ISD #709
Refunding COP Series 2019C	5.00%	02/01/25 (f)	375,000	381,110
Refunding COP Series 2019C	5.00%	02/01/26 (f)	400,000	414,351
				1,111,078
MISSISSIPPI 0.3%
Mississippi Development Bank
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/25	1,000,000	1,025,718
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/26	590,000	618,061
Special Obligation (Jackson Public SD) Refunding RB Series 2012A	5.00%	04/01/28 (a)	75,000	75,088
				1,718,867
MISSOURI 1.2%
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/35 (a)	1,000,000	1,055,657
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/36 (a)	1,050,000	1,104,647
Missouri Housing Development Commission
S/F Mortgage RB Series 2017D	4.00%	05/01/47 (a)	470,000	467,802
S/F Mortgage RB Series 2018A	4.25%	05/01/49 (a)	990,000	989,964
St Louis
Airport RB (Lambert International) Series 2023B	5.00%	07/01/24	1,000,000	1,002,945
GO Bonds Series 2023A	5.00%	02/15/43 (a)	2,400,000	2,608,386
				7,229,401
See financial notes
Schwab Municipal Bond Funds | Semiannual Report19

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MONTANA 0.5%
Montana Board of Housing
S/F Housing RB Series 2018A	4.00%	06/01/49 (a)	635,000	632,030
S/F Mortgage Bonds Series 2023B	6.00%	12/01/53 (a)	2,110,000	2,285,869
				2,917,899
NEBRASKA 0.7%
Boys Town Village
RB (Father Flanagan Boys Home) Series 2017	3.00%	09/01/28	2,615,000	2,626,035
Sarpy Cnty SD No 0037
GO Bonds Series 2022B	5.00%	12/15/27 (a)	1,500,000	1,549,211
				4,175,246
NEVADA 0.5%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/25	600,000	610,549
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/27	605,000	632,633
Clark Cnty SD
LT GO Bonds Series 2018A	4.00%	06/15/36 (a)	1,800,000	1,844,691
				3,087,873
NEW JERSEY 3.7%
Atlantic City
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/24	200,000	200,000
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/25	300,000	304,783
New Jersey Transportation Trust Fund Auth
Transportation Bonds Series 2023BB	5.00%	06/15/34 (a)	1,300,000	1,536,325
Transportation Bonds Series 2023BB	5.25%	06/15/50 (a)	2,000,000	2,192,647
Transportation Program Bonds Series 2015AA	5.25%	06/15/41 (a)	4,050,000	4,116,169
Transportation Program Bonds Series 2023AA	4.25%	06/15/44 (a)	1,000,000	1,013,661
Transportation Program Notes Series 2014 BB1	5.00%	06/15/33 (a)	3,500,000	3,806,167
Transportation System Bonds Series 2023A	4.25%	06/15/40 (a)	3,000,000	3,121,872
Transportation System RB Series 2019BB	5.00%	06/15/44 (a)	2,550,000	2,663,071
New Jersey Turnpike Auth
RB Series 2022B	4.25%	01/01/43 (a)	1,750,000	1,822,860
RB Series 2022B	4.50%	01/01/48 (a)	1,500,000	1,562,150
				22,339,705
NEW MEXICO 0.1%
New Mexico Mortgage Finance Auth
S/F Mortgage RB Series 2018B	4.00%	01/01/49 (a)	795,000	790,789
NEW YORK 13.7%
Metropolitan Transportation Auth
Transportation RB Series 2015A2	5.00%	11/15/45 (a)(e)	2,845,000	3,098,033
Transportation RB Series 2020C1	4.75%	11/15/45 (a)	1,200,000	1,235,623
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (a)	500,000	502,196
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (a)	250,000	250,993
See financial notes
20Schwab Municipal Bond Funds | Semiannual Report

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New York City
GO Bonds Fiscal 2015 Series F5	3.78%	06/01/44 (a)(f)(g)	11,085,000	11,085,000
GO Bonds Fiscal 2018 Series B4	3.78%	10/01/46 (a)(f)(g)	2,925,000	2,925,000
GO Bonds Fiscal 2022 Series A1	4.00%	08/01/38 (a)	2,000,000	2,070,729
New York City Transitional Finance Auth
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (a)	2,000,000	2,174,585
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/36 (a)	1,450,000	1,569,236
Future Tax Secured Sub Bonds Fiscal 2020 Series A2	5.00%	05/01/39 (a)	5,000,000	5,428,894
Future Tax Secured Sub Bonds Fiscal 2023 Series F1	5.00%	02/01/45 (a)	2,500,000	2,763,527
Future Tax Secured Sub Bonds Fiscal 2024 Series D1	5.00%	11/01/37 (a)	1,000,000	1,175,683
Future Tax Secured Sub Bonds Fiscal 2024 Series D1	5.00%	11/01/38 (a)	3,000,000	3,503,272
New York Liberty Development Corp
RB (Goldman Sachs Headquarters) Series 2005	3.65%	10/01/35 (a)(f)(j)(k)	3,750,000	3,750,000
New York State Dormitory Auth
RB (Montefiore Health) Series 2018A	5.00%	08/01/28	1,700,000	1,757,373
RB (New York Institute of Technology) Series 2024	5.00%	07/01/40 (a)(b)	500,000	552,109
RB (New York Institute of Technology) Series 2024	5.00%	07/01/41 (a)(b)	600,000	658,910
RB (Rochester Institute of Technology) Series 2022A	5.00%	07/01/39 (a)	1,000,000	1,113,196
State Personal Income Tax RB Series 2019A	5.00%	03/15/46 (a)	5,000,000	5,338,439
State Personal Income Tax RB Series 2019D	5.00%	02/15/48 (a)	5,000,000	5,323,545
New York State Thruway Auth
General RB Series O	4.00%	01/01/40 (a)	1,865,000	1,876,316
General RB Series P	5.00%	01/01/38 (a)	500,000	582,303
New York Transportation Development Corp
Special Facilities RB (JFK Airport - New Terminal 1) Series 2023	5.50%	06/30/38 (a)	1,000,000	1,103,845
Special Facility RB (JFK Airport - Terminal 4) Series 2020A	5.00%	12/01/28	1,000,000	1,064,227
Special Facility RB (JFK Airport - Terminal 4) Series 2020A	5.00%	12/01/31 (a)	500,000	540,484
Port Auth of New York & New Jersey
Consolidated Bonds 221st Series	5.00%	07/15/34 (a)	2,835,000	3,104,581
Consolidated Bonds 236th Series	5.00%	01/15/37 (a)	1,000,000	1,109,410
Consolidated Bonds 236th Series	5.00%	01/15/38 (a)	1,000,000	1,100,945
Sales Tax Asset Receivable Corp
RB Fiscal 2015 Series A	5.00%	10/15/31 (a)(i)	5,330,000	5,392,144
Triborough Bridge & Tunnel Auth
Sales Tax RB Series 2023A	4.00%	05/15/48 (a)	2,000,000	1,950,850
Sales Tax RB Series 2024A1	4.00%	05/15/54 (a)	3,000,000	2,890,327
Sr Lien RB Series 2021A1	5.00%	05/15/51 (a)	5,000,000	5,360,212
Westchester Cnty Local Development Corp
RB (New York Blood Center) Series 2024	5.00%	07/01/35 (a)	1,000,000	1,127,754
				83,479,741
NORTH CAROLINA 2.2%
Brunswick Cnty
GO Bonds Series 2018	3.20%	08/01/34 (a)	2,230,000	2,198,766
Greater Asheville Regional Airport Auth
Airport System RB Series 2022A	5.50%	07/01/47 (a)	2,000,000	2,201,617
Airport System RB Series 2022A	5.50%	07/01/52 (a)	1,500,000	1,635,692
North Carolina Capital Facilities Finance Agency
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/25	500,000	508,465
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/26	1,735,000	1,783,542
See financial notes
Schwab Municipal Bond Funds | Semiannual Report21

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/30 (a)	1,000,000	1,031,763
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/31 (a)	1,305,000	1,345,385
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/32 (a)	1,255,000	1,293,029
North Carolina Medical Care Commission
Health Care Facilities RB (Presbyterian Homes) Series 2020A	4.00%	10/01/35 (a)	450,000	453,356
North Carolina Medical Care Commission Retirement Facilities
Retirement Facilities 1st Mortgage RB (United Methodist Retirement Homes) Series 2024A	5.13%	10/01/54 (a)(b)	1,000,000	1,043,596
				13,495,211
NORTH DAKOTA 0.1%
West Fargo
Refunding Bonds Series 2019B	4.00%	05/01/25	400,000	403,339
Refunding Bonds Series 2019B	4.00%	05/01/26	465,000	474,234
				877,573
OHIO 1.5%
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Refunding Bonds Series 2020A-2	5.00%	06/01/34 (a)	5,000,000	5,463,888
Cleveland
Airport System RB Series 2019B	5.00%	01/01/26	1,045,000	1,070,446
Columbus
ULT GO Bonds Series 2017A	3.15%	04/01/35 (a)	2,500,000	2,462,661
Northeast Ohio Medical Univ
General Refunding RB Series 2021A	5.00%	12/01/25	200,000	203,678
				9,200,673
OKLAHOMA 0.2%
Norman Regional Hospital Auth
Hospital RB Series 2019	5.00%	09/01/45 (a)	1,050,000	1,059,748
Oklahoma Development Finance Auth
Lease RB Series 2014A	4.00%	06/01/27 (a)	29,000	29,045
				1,088,793
OREGON 1.4%
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/24	250,000	250,370
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	145,000	146,558
Gresham-Barlow SD #10Jt
GO Bonds Series 2019	0.00%	06/15/34 (a)(f)(h)	300,000	198,137
GO Bonds Series 2019	0.00%	06/15/35 (a)(f)(h)	265,000	166,613
GO Bonds Series 2019	0.00%	06/15/36 (a)(f)(h)	420,000	249,226
GO Bonds Series 2019	0.00%	06/15/37 (a)(f)(h)	500,000	279,804
Lane Cnty SD
GO Bonds Series 2023	0.00%	06/15/38 (a)(f)(h)	750,000	405,051
Port of Portland Airport
Airport RB Series 27A	4.00%	07/01/39 (a)	2,000,000	1,997,007
Seaside
Transient Lodging Tax RB Series 2018	5.00%	12/15/37 (a)	1,875,000	2,016,516
See financial notes
22Schwab Municipal Bond Funds | Semiannual Report

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Umatilla SD #6R
GO Bonds Series 2017	5.00%	06/15/29 (a)(f)	340,000	365,346
GO Bonds Series 2017	5.00%	06/15/30 (a)(f)	300,000	321,923
GO Bonds Series 2017	5.00%	06/15/32 (a)(f)	350,000	375,074
GO Bonds Series 2017	5.00%	06/15/33 (a)(f)	520,000	557,050
GO Bonds Series 2017	5.00%	06/15/34 (a)(f)	350,000	374,653
GO Bonds Series 2017	5.00%	06/15/35 (a)(f)	410,000	437,943
GO Bonds Series 2023B	0.00%	06/15/53 (a)(f)(h)	1,600,000	379,638
				8,520,909
PENNSYLVANIA 3.9%
Lancaster Cnty Hospital Auth
RB (Penn State Health) Series 2021	5.00%	11/01/46 (a)	1,000,000	1,044,307
Montgomery Cnty Higher Education & Health Auth
RB Series 2022B	5.00%	05/01/32	700,000	780,345
Pennsylvania Economic Development Financing Auth
Solid Waste Disposal RB (Republic Services Inc) Series 2019B	4.00%	04/01/49 (a)	5,000,000	4,998,253
Pennsylvania State Turnpike Commission
RB Series 2014A	5.00%	12/01/44 (a)	3,000,000	3,023,912
RB Series 2022B	5.00%	12/01/47 (a)	1,000,000	1,096,786
RB Series 2022B	5.25%	12/01/52 (a)	750,000	828,505
Sub RB Series 2021B	4.00%	12/01/51 (a)	3,400,000	3,259,409
Philadelphia
GO Refunding Bonds Series 2017	5.00%	08/01/24	1,000,000	1,006,690
GO Refunding Bonds Series 2019A	5.00%	08/01/25	745,000	764,400
GO Refunding Bonds Series 2019A	5.00%	08/01/26	1,000,000	1,046,468
GO Refunding Bonds Series 2019A	5.00%	08/01/27	500,000	534,783
Philadelphia Redevelopment Auth Financing Corp
RB Series 2023B	5.00%	09/01/43 (a)	3,000,000	3,250,648
Pocono Mountains Park Auth
Hospital RB (St Luke’s Hospital) Series 2015A	5.00%	08/15/40 (a)	2,000,000	2,018,082
				23,652,588
PUERTO RICO 0.6%
Puerto Rico Sales Tax Financing Corp
Restructured Sales Tax Bonds Series 2019A1	5.00%	07/01/58 (a)	3,321,000	3,345,901
RHODE ISLAND 0.3%
Rhode Island Health & Educational Building Corp
Hospital Financing RB (Lifespan Obligated Group) Series 2024	5.00%	05/15/38 (a)	750,000	826,983
Hospital Financing RB (Lifespan Obligated Group) Series 2024	5.00%	05/15/39 (a)	600,000	658,089
Hospital Financing RB (Lifespan Obligated Group) Series 2024	5.00%	05/15/44 (a)	565,000	604,722
				2,089,794
SOUTH CAROLINA 0.7%
South Carolina Public Service Auth
Refunding RB Series 2020A	4.00%	12/01/40 (a)	4,000,000	3,933,215
Refunding RB Series 2022A	5.00%	12/01/29	500,000	550,264
				4,483,479
See financial notes
Schwab Municipal Bond Funds | Semiannual Report23

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
SOUTH DAKOTA 0.4%
Clay Cnty
GO Bonds Series 2023	4.25%	12/01/48 (a)	1,000,000	1,003,863
Sioux Falls SD #49-5
LT Capital Outlay Refunding Certificates Series 2017A	3.00%	08/01/28 (a)	150,000	150,850
LT Capital Outlay Refunding Certificates Series 2017B	3.00%	08/01/28 (a)	325,000	326,842
South Dakota Health & Educational Facilities Auth
RB Series 2015	5.00%	11/01/26 (a)	1,000,000	1,030,821
				2,512,376
TENNESSEE 1.1%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	604,200
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (a)	950,000	956,562
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
Educational Facilities RB (Belmont Univ) Series 2023	5.25%	05/01/48 (a)	1,500,000	1,632,864
Metropolitan Nashville Airport Auth
RB Series 2022B	5.25%	07/01/47 (a)	1,500,000	1,613,972
RB Series 2022B	5.50%	07/01/52 (a)	1,250,000	1,363,077
Tennessee Housing Development Agency Home Ownership
Residential Finance Program Bonds Series 2023-3A	6.25%	01/01/54 (a)	500,000	547,541
				6,718,216
TEXAS 14.7%
Austin
Airport System RB Series 2022	5.00%	11/15/32	500,000	561,678
Airport System RB Series 2022	5.00%	11/15/33 (a)	750,000	841,913
Airport System RB Series 2022	5.25%	11/15/47 (a)	2,500,000	2,697,019
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (a)	1,100,000	1,124,604
Sr Lien RB Series 2015A	5.00%	01/01/30 (a)(i)	1,520,000	1,557,910
City of Alvin
Water & Sewer System RB Series 2023	4.00%	02/01/37 (a)(f)	1,105,000	1,147,079
Clear Creek ISD
ULT GO Refunding Bonds Series 2015A	4.00%	02/15/33 (a)(f)	750,000	753,777
Collin Cnty CCD
LT Bonds Series 2018	5.00%	08/15/24	4,900,000	4,939,490
Corpus Christi
Utility System Jr Lien RB Series 2022B	5.00%	07/15/47 (a)	4,000,000	4,350,943
Dallas
Sr Lien Special Tax RB (Kay Bailey Hutchison Convention Center) Series 2023	6.00%	08/15/53 (a)	5,000,000	5,068,571
Denton ISD
ULT GO Bonds Series 2014B	2.00%	08/01/44 (a)(f)(i)	285,000	283,507
ULT GO Bonds Series 2014B	2.00%	08/01/44 (a)(f)(i)	270,000	268,585
ULT GO Bonds Series 2014B	2.00%	08/01/44 (a)(f)	220,000	218,715
ULT GO Bonds Series 2014B	2.00%	08/01/44 (a)(f)	1,225,000	1,217,256
Donna ISD
ULT Refunding Bonds Series 2019	5.00%	02/15/27 (f)	775,000	821,889
See financial notes
24Schwab Municipal Bond Funds | Semiannual Report

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(f)	930,000	931,232
Galveston
1st Lien RB Series 2023	6.00%	08/01/43 (a)	1,250,000	1,406,217
Garland ISD
ULT GO Bonds Series 2023A	5.00%	02/15/39 (a)(f)	2,000,000	2,287,714
Greater Texoma Utility Auth
RB Series 2023A	4.38%	10/01/53 (a)	2,000,000	1,982,980
RB Series 2024	5.00%	10/01/33	2,000,000	2,350,531
Harris Cnty Cultural Education Facilities Finance Corp
Medical Facilities RB (Baylor College of Medicine) Series 2024A	5.00%	05/15/29 (a)	2,000,000	2,198,163
RB (Houston Methodist) Series 2020B	3.75%	12/01/59 (a)(g)	2,800,000	2,800,000
Houston
Sub Lien Refunding RB Series 2018A	5.00%	07/01/25	1,000,000	1,015,939
Krum ISD
ULT GO Bonds Series 2024	4.25%	08/15/54 (a)(f)	2,750,000	2,724,485
Lower Colorado River Auth
Refunding RB (LCRA Transmission Services) Series 2016	5.00%	05/15/46 (a)	3,915,000	4,008,759
Lubbock
Electric Light & Power System Refunding RB Series 2023	5.00%	04/15/38 (a)	300,000	340,853
McKinney
Waterworks & Sewer System RB Series 2022	5.00%	03/15/38 (a)	1,090,000	1,231,766
Newark Higher Education Finance Corp
Education RB (Orenda) Series 2023A	5.00%	08/15/43 (a)(f)	1,865,000	2,060,159
Education RB (Orenda) Series 2023A	4.00%	08/15/48 (a)(f)	1,000,000	954,831
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/37 (a)(f)	500,000	569,576
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/42 (a)(f)	600,000	665,264
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/47 (a)(f)	680,000	729,542
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/52 (a)(f)	500,000	531,785
Nixon-Smiley Consolidated ISD
ULT GO Bonds Series 2023	4.25%	08/15/53 (a)(f)	1,280,000	1,280,498
North East Texas Regional Mobility Auth
Sr Lien RB Series 2016A	5.00%	01/01/46 (a)	3,000,000	3,024,254
Northside ISD
ULT GO Bonds Series 2019	1.60%	08/01/49 (a)(e)(f)	2,915,000	2,891,894
Prosper ISD
ULT GO Bonds Series 2019B	4.00%	02/15/50 (a)(f)	2,500,000	2,534,468
San Antonio
Electric & Gas Systems Jr Lien RB Series 2014	5.00%	02/01/44 (a)	1,290,000	1,290,466
GO Bonds Series 2023	4.00%	02/01/42 (a)	2,000,000	2,049,014
Sinton ISD
ULT GO Bonds Series 2022	5.00%	08/15/52 (a)(f)	3,000,000	3,018,838
Spring Branch ISD
ULT GO Refunding Bonds Series 2015B	4.00%	02/01/33 (a)(f)	3,000,000	3,014,524
Spring ISD
ULT GO Bonds Series 2023	5.00%	08/15/24	750,000	755,944
ULT GO Bonds Series 2023	5.00%	08/15/25	1,500,000	1,540,315
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White) Series 2022D	5.00%	11/15/51 (a)	1,000,000	1,055,174
See financial notes
Schwab Municipal Bond Funds | Semiannual Report25

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Texas City ISD
ULT GO Bonds Series 2023	4.00%	08/15/53 (a)(f)	2,000,000	1,934,641
Texas Dept of Housing & Community Affairs
Residential Mortgage RB Series 2019A	4.75%	01/01/49 (a)	970,000	977,054
S/F Mortgage RB Series 2018A	4.75%	03/01/49 (a)	660,000	664,612
Texas Municipal Gas Corp III
Gas Supply Refunding RB Series 2021	5.00%	12/15/31	1,250,000	1,323,838
Texas State Affordable Housing Corp Heroes 2019 Program
S/F Mortgage RB Series 2019A	4.25%	03/01/49 (a)	600,000	599,440
Texas Transportation Corp
Sr Lien RB (NTE Mobility Partners) Series 2023	5.50%	12/31/58 (a)	1,835,000	2,019,893
Texas Water Dev Brd
RB Series 2016	4.00%	10/15/30 (a)	3,900,000	3,992,109
Waxahachie
Tax & Revenue Certificates of Obligation Series 2023	4.13%	08/01/41 (a)	400,000	413,415
Tax & Revenue Certificates of Obligation Series 2023	4.25%	08/01/42 (a)	500,000	519,446
Tax & Revenue Certificates of Obligation Series 2023	4.25%	08/01/43 (a)	500,000	517,029
				90,059,598
UTAH 0.1%
Utah Board of Regents
Student Building Fee RB Series 2018	5.00%	03/01/27 (a)	360,000	366,234
Student Building Fee RB Series 2018	5.00%	03/01/28 (a)	425,000	431,943
				798,177
VERMONT 0.5%
Vermont HFA
Multiple Purpose Bonds Series 2017D	4.00%	05/01/48 (a)	290,000	288,780
Multiple Purpose Bonds Series 2018A	4.00%	11/01/48 (a)	1,780,000	1,771,673
Multiple Purpose Bonds Series 2018C	4.75%	11/01/48 (a)	975,000	979,183
				3,039,636
VIRGINIA 0.1%
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2021	4.00%	01/01/40 (a)	580,000	581,181
WASHINGTON 2.5%
Central Puget Sound Regional Transit Auth
Sales & Motor Vehicle Excise Tax RB Series 2016S1	5.00%	11/01/46	2,250,000	2,669,123
King Cnty Public Hospital District #2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	485,000	491,529
King Cnty SD #403 Renton
ULT GO Bond Series 2023	4.00%	12/01/41 (a)(f)	1,000,000	1,013,198
Moses Lake SD #161
ULT GO Bonds Series 2018	5.00%	12/01/34 (a)(f)	1,000,000	1,088,122
ULT GO Bonds Series 2018	5.00%	12/01/35 (a)(f)	1,250,000	1,358,379
Port of Bellingham
Refunding RB 2019	5.00%	12/01/27	500,000	539,437
Refunding RB 2019	5.00%	12/01/28	460,000	506,638
See financial notes
26Schwab Municipal Bond Funds | Semiannual Report

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB 2019	5.00%	12/01/29 (a)	500,000	555,173
Refunding RB 2019	5.00%	12/01/30 (a)	625,000	693,992
Skagit Cnty Hospital District No 1
Hospital RB Series 2024	5.50%	12/01/38 (a)	300,000	332,617
Hospital RB Series 2024	5.50%	12/01/39 (a)	500,000	553,063
Tukwila SD #406
ULT GO Series 2018	5.00%	12/01/37 (a)(f)	2,830,000	3,072,044
Washington Health Care Facilities Auth
RB (Overlake Hospital) Series 2014	5.00%	07/01/29 (a)	780,000	782,299
Refunding RB (Overlake Hospital) Series 2017B	5.00%	07/01/32 (a)	1,845,000	1,906,473
				15,562,087
WEST VIRGINIA 0.5%
West Virginia Hospital Finance Auth
Hospital RB (West Virginia Univ Health System) Series 2023A	4.25%	06/01/47 (a)	2,000,000	2,027,612
Hospital Revenue & Refunding Bonds (Vandalia Health) Series 2023B	6.00%	09/01/48 (a)	1,000,000	1,152,003
				3,179,615
WISCONSIN 1.8%
Wisconsin Center District
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/34 (a)(h)	1,820,000	1,227,963
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/35 (a)(h)	2,900,000	1,857,071
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/36 (a)(h)	3,000,000	1,822,218
Wisconsin Health & Educational Facilities Auth
RB (Fort HealthCare Inc) Series 2024B	5.00%	10/01/54 (a)(b)	2,500,000	2,809,025
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/31 (a)(i)	1,000,000	1,069,385
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/32 (a)(i)	1,025,000	1,096,120
RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (a)	1,000,000	1,008,702
				10,890,484
WYOMING 0.1%
Laramie Cnty
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/34 (a)	495,000	507,791
Total Municipal Securities (Cost $608,609,160)				614,175,508
Total Investments in Securities (Cost $608,609,160)				614,175,508

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(c)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(d)	Variable rate security; rate shown is effective rate at period end.
(e)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(f)	Credit-enhanced or liquidity-enhanced.
(g)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

See financial notes
Schwab Municipal Bond Funds | Semiannual Report27

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

(h)	Zero coupon bond.
(i)	Refunded bond.
(j)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,750,000 or 0.6% of net assets.

(k)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$614,175,508	$—	$614,175,508
Total	$—	$614,175,508	$—	$614,175,508

[1]	As categorized in the Portfolio Holdings.
See financial notes
28Schwab Municipal Bond Funds | Semiannual Report

Schwab Tax-Free Bond Fund
Statement of Assets and Liabilities

As of February 29, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $608,609,160)		$614,175,508
Cash		1,737
Receivables:
Interest		6,278,052
Fund shares sold		287,855
Prepaid expenses	+	43,742
Total assets		620,786,894

Liabilities
Payables:
Investments bought - delayed-delivery		6,591,843
Fund shares redeemed		1,356,294
Distributions to shareholders		827,476
Investment adviser fees		96,337
Shareholder service fees		70,387
Accrued expenses	+	93,483
Total liabilities		9,035,820
Net assets		$611,751,074

Net Assets by Source
Capital received from investors		$637,920,142
Total distributable loss	+	(26,169,068)
Net assets		$611,751,074

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$611,751,074		55,416,902		$11.04

See financial notes
Schwab Municipal Bond Funds | Semiannual Report29

Schwab Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2023 through February 29, 2024; unaudited
Investment Income
Interest received from securities - unaffiliated		$10,497,066

Expenses
Investment adviser and administrator fees		610,438
Shareholder service fees		403,228
Portfolio accounting fees		47,598
Registration fees		23,120
Professional fees		20,027
Shareholder reports		9,277
Independent trustees’ fees		5,720
Custodian fees		5,005
Transfer agent fees		980
Other expenses	+	4,624
Total expenses		1,130,017
Expense reduction	–	74,057
Net expenses	–	1,055,960
Net investment income		9,441,106

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(4,161,116)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	14,075,519
Net realized and unrealized gains		9,914,403
Increase in net assets resulting from operations		$19,355,509
See financial notes
30Schwab Municipal Bond Funds | Semiannual Report

Schwab Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/23-2/29/24		9/1/22-8/31/23
Net investment income		$9,441,106	$16,377,641
Net realized losses		(4,161,116)	(11,180,748)
Net change in unrealized appreciation (depreciation)	+	14,075,519	6,900,206
Increase in net assets resulting from operations		$19,355,509	$12,097,099

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($9,429,945 )	($16,403,324 )

TRANSACTIONS IN FUND SHARES
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		15,152,386	$165,387,560	27,440,783	$296,820,374
Shares reinvested		472,043	5,114,203	905,527	9,830,758
Shares redeemed	+	(10,645,090)	(114,605,527)	(27,592,294)	(299,408,696)
Net transactions in fund shares		4,979,339	$55,896,236	754,016	$7,242,436

SHARES OUTSTANDING AND NET ASSETS
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		50,437,563	$545,929,274	49,683,547	$542,993,063
Total increase	+	4,979,339	65,821,800	754,016	2,936,211
End of period		55,416,902	$611,751,074	50,437,563	$545,929,274
See financial notes
Schwab Municipal Bond Funds | Semiannual Report31

Schwab California Tax-Free Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 2/29/24*	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19
Per-Share Data
Net asset value at beginning of period	$10.91	$11.01	$12.24	$12.26	$12.23	$11.69
Income (loss) from investment operations:
Net investment income (loss)[1]	0.16	0.28	0.21	0.20	0.24	0.29
Net realized and unrealized gains (losses)	0.23	(0.10)	(1.17)	0.07	0.07	0.54
Total from investment operations	0.39	0.18	(0.96)	0.27	0.31	0.83
Less distributions:
Distributions from net investment income	(0.16)	(0.28)	(0.21)	(0.20)	(0.24)	(0.29)
Distributions from net realized gains	—	—	(0.06)	(0.09)	(0.04)	—
Total distributions	(0.16)	(0.28)	(0.27)	(0.29)	(0.28)	(0.29)
Net asset value at end of period	$11.14	$10.91	$11.01	$12.24	$12.26	$12.23
Total return	3.64%[2]	1.65%	(7.97%)	2.25%	2.54%	7.19%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.38%[3]	0.38%	0.48%[4,5]	0.49%	0.49%	0.49%
Gross operating expenses	0.41%[3]	0.41%	0.56%[5]	0.58%	0.58%	0.60%
Net investment income (loss)	3.00%[3]	2.55%	1.78%	1.64%	1.97%	2.42%
Portfolio turnover rate	41%[2]	65%	67%	43%	78%	75%
Net assets, end of period (x 1,000)	$437,500	$399,865	$419,849	$504,491	$488,458	$487,502

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective July 1, 2022, the net operating expense limitation was lowered from 0.49% to 0.38%. The ratio presented for the year ended August 31, 2022, is a blended ratio.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
32Schwab Municipal Bond Funds | Semiannual Report

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.4% OF NET ASSETS
CALIFORNIA 96.9%
Alameda Corridor Transportation Auth
2nd Sub Lien Refunding RB Series 2022C	5.00%	10/01/52 (a)	2,500,000	2,707,304
Sr Lien Refunding RB Series 2022A	0.00%	10/01/50 (a)(b)	3,000,000	1,626,598
Sr Lien Refunding RB Series 2024A	0.00%	10/01/52 (a)(c)	1,000,000	262,535
Sr Lien Refunding RB Series 2024A	0.00%	10/01/53 (a)(c)	1,000,000	248,736
Sub Lien Refunding RB Series 2024C	0.00%	10/01/49 (a)(c)	1,000,000	295,117
Sub Lien Refunding RB Series 2024C	0.00%	10/01/53 (a)(c)	1,000,000	233,571
Alhambra USD
GO Bonds Series B	5.25%	08/01/48 (a)	1,000,000	1,139,684
American Canyon Finance Auth
Refunding RB Series 2015	5.00%	09/02/25	690,000	710,374
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (a)	650,000	667,954
Bay Area Toll Auth
Toll Bridge RB Series 2017H	2.13%	04/01/53 (a)(d)	3,000,000	2,949,247
Toll Bridge RB Series 2023B	3.70%	04/01/55 (a)(e)(f)	3,880,000	3,880,000
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (c)	555,000	517,591
GO Bonds Series 2017	0.00%	08/01/34 (a)(c)	7,705,000	5,169,091
Burbank USD
GO Bonds Series 1997C	0.00%	08/01/24 (c)	3,000,000	2,960,006
California
GO Bonds	5.00%	10/01/26 (a)	5,000	5,006
GO Bonds	5.00%	09/01/39 (a)	1,250,000	1,445,024
GO Bonds	5.00%	05/01/44 (a)	2,525,000	2,528,458
GO Bonds	5.00%	10/01/45 (a)	1,420,000	1,615,641
GO Refunding Bonds	5.00%	10/01/25	5,000,000	5,165,173
GO Refunding Bonds	5.00%	04/01/30	1,055,000	1,207,225
GO Refunding Bonds	5.25%	08/01/32	3,250,000	3,883,088
GO Refunding Bonds	5.00%	08/01/34 (a)	3,500,000	3,589,371
GO Refunding Bonds	4.00%	03/01/36 (a)	1,395,000	1,487,714
GO Refunding Bonds	5.00%	10/01/36 (a)	2,000,000	2,376,398
GO Refunding Bonds Series 2016	5.00%	09/01/29 (a)	1,290,000	1,362,252
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	2,000,000	2,101,256
See financial notes
Schwab Municipal Bond Funds | Semiannual Report33

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California Cnty Tobacco Securitization Agency
Tobacco Settlement (Gold Country) Sr Refunding Bonds Series 2020A	4.00%	06/01/37 (a)	1,095,000	1,128,200
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/37 (a)	310,000	318,774
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/38 (a)	340,000	347,906
Tobacco Settlement (Los Angeles Cnty Securitization) Sr RB Series 2020A	4.00%	06/01/49 (a)	1,000,000	975,091
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/24	210,000	210,773
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/26	225,000	233,875
California Community Choice Financing Auth
Clean Energy RB Series 2023D	5.50%	05/01/54 (a)	6,000,000	6,383,566
RB (Deutsche Bank) Series 2023C	5.25%	01/01/54 (a)	3,750,000	3,969,265
RB Series 2022A1	4.00%	05/01/53 (a)	5,000,000	5,031,637
RB Series 2023F	5.50%	10/01/54 (a)	4,200,000	4,603,630
RB Series 2023G1	5.25%	11/01/54 (a)	2,000,000	2,135,365
California Educational Facilities Auth
RB (Art Center College of Design) Series 2018A	5.00%	12/01/35 (a)	1,250,000	1,329,180
RB (Santa Clara Univ) Series 2015	5.00%	04/01/45 (a)	2,000,000	2,031,556
RB (St Marys College) Series 2023A	5.25%	10/01/44 (a)	665,000	705,193
RB (University of Redlands) Series 2022A	5.00%	10/01/44 (a)	2,000,000	2,085,345
California Health Facilities Financing Auth
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (a)(d)	2,560,000	2,560,000
RB (CommonSpirit Health) Series 2020A	4.00%	04/01/38 (a)	2,500,000	2,531,068
RB (CommonSpirit Health) Series 2020A	4.00%	04/01/45 (a)	3,000,000	2,912,807
RB (Episcopal Communities & Services) Series 2024A	3.85%	11/15/27 (a)	1,300,000	1,302,911
RB (Episcopal Communities & Services) Series 2024B	5.25%	11/15/58 (a)	500,000	526,966
RB (Kaiser Permanente) Series 2017A2	4.00%	11/01/44 (a)	2,000,000	1,987,089
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/40 (a)	650,000	691,358
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/50 (a)	1,000,000	1,037,853
RB (Scripps Health) Series 2024B1	5.00%	11/15/61 (a)	2,000,000	2,208,823
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (a)(e)	200,000	202,561
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (a)(e)	800,000	813,578
California Infrastructure & Economic Development Bank
RB (Brightline West Passenger Rail) Series 2020A	3.95%	01/01/50 (a)	6,000,000	5,999,696
RB Series 2021B	4.00%	11/01/38 (a)	600,000	608,476
RB Series 2021B	4.00%	11/01/40 (a)	650,000	654,292
Refunding RB (Academy of Motion Picture Arts & Sciences) Series 2023A	4.00%	11/01/41 (a)	2,000,000	2,075,213
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	4.00%	12/01/37 (a)	475,000	486,351
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	5.00%	12/01/39 (a)	1,000,000	1,093,403
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	5.00%	12/01/41 (a)	995,000	1,079,832
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (a)	250,000	261,305
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (a)	330,000	345,277
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/31 (a)	350,000	366,441
California Municipal Finance Auth
COP Series 2022A	5.00%	11/01/27	100,000	107,119
COP Series 2022A	5.00%	11/01/28	115,000	125,602
COP Series 2022A	5.00%	11/01/29	125,000	139,033
COP Series 2022A	5.00%	11/01/30	100,000	113,053
COP Series 2022A	5.25%	11/01/52 (a)	2,000,000	2,243,492
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/27 (e)	350,000	376,259
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/34 (a)(e)	1,040,000	1,116,884
RB (Community Health System) Series 2021A	5.00%	02/01/35 (a)	750,000	826,764
See financial notes
34Schwab Municipal Bond Funds | Semiannual Report

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Inland Christian Home) Series 2020	4.00%	12/01/39 (a)(e)	500,000	510,042
RB (National Univ) Series 2019A	5.00%	04/01/26	650,000	676,531
RB (National Univ) Series 2019A	5.00%	04/01/27	1,100,000	1,173,112
RB (Samuel Merritt Univ) Series 2022	5.25%	06/01/53 (a)	2,000,000	2,154,452
RB (Univ of La Verne) Series 2017A	5.00%	06/01/29 (a)	1,000,000	1,060,098
Refunding RB (Aldersly) Series 2023A	5.00%	05/15/53 (a)(e)	2,500,000	2,717,817
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/27	600,000	627,219
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/30 (a)	1,150,000	1,202,463
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/29 (a)	655,000	663,149
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/30 (a)	750,000	759,994
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/31 (a)	500,000	506,433
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/29 (a)(e)	250,000	270,757
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/31 (a)(e)	575,000	621,784
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/32 (a)(e)	250,000	270,130
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/33 (a)(e)	250,000	270,009
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/34 (a)	260,000	263,951
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/35 (a)	270,000	272,854
Solid Waste Disposal Refunding RB Series 2021A	4.70%	07/01/41 (a)	1,000,000	1,000,238
Special Tax RB (Bold Program) Series 2023B	5.75%	09/01/53 (a)	1,000,000	1,051,104
Sr RB (Caritas Projects) Series 2023A	5.25%	08/15/53 (a)	900,000	940,256
California Pollution Control Financing Auth
Solid Waste Disposal RB (Republic Services Inc) Series 2017	4.00%	11/01/42 (a)	2,000,000	1,999,301
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/33 (a)	425,000	433,932
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/47 (a)	600,000	601,279
RB (Sharp Healthcare) Series 2017C	3.70%	08/01/52 (a)(e)(f)	8,765,000	8,765,000
California Public Works Board
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,010,991
Lease Refunding RB Series 2022C	5.00%	08/01/35 (a)	2,865,000	3,334,547
California School Finance Auth
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/24	165,000	165,432
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/37 (a)	590,000	605,686
California State Univ
RB Series 2015A	5.00%	11/01/37 (a)	2,500,000	2,579,289
RB Series 2016B3	3.13%	11/01/51 (a)	2,200,000	2,204,259
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/31 (a)	1,700,000	1,794,493
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/33 (a)	1,355,000	1,428,427
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/37 (a)(e)	735,000	818,471
Pollution Control Refunding RB (Southern California Edison) Series 2006C	4.50%	11/01/33	1,500,000	1,616,610
RB (Adventist Health System West) Series 2018A	5.00%	03/01/48 (a)	1,765,000	1,809,559
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	2,500,000	2,556,367
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/30 (a)	800,000	827,455
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/32 (a)	700,000	722,673
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/29 (a)(e)	300,000	331,039
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/30 (a)(e)	235,000	258,843
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/32 (a)(e)	900,000	990,005
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/35 (a)(e)	275,000	286,027
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/36 (a)(e)	425,000	440,402
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/30 (a)	500,000	511,962
See financial notes
Schwab Municipal Bond Funds | Semiannual Report35

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (a)	1,250,000	1,278,131
Refunding RB (Odd Fellows Home) Series 2023A	5.00%	04/01/24 (e)	400,000	400,456
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/33 (a)	1,075,000	1,188,440
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/36 (a)	1,475,000	1,617,124
California Statewide Communities Development Auth District 2021-02
Special Tax Bonds Series 2023	5.00%	09/01/53 (a)	1,800,000	1,873,823
Cathedral City Successor Redevelopment Agency
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/24	650,000	650,712
Chaffey Joint UHSD
GO Bonds Series 2012G	0.00%	08/01/37 (a)(c)	1,000,000	578,523
GO Bonds Series 2012G	0.00%	08/01/38 (a)(c)	500,000	273,606
GO Bonds Series 2012G	0.00%	08/01/41 (a)(c)	1,500,000	695,465
GO Bonds Series 2012G	0.00%	08/01/42 (a)(c)	1,000,000	439,996
Clovis
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (a)	1,060,000	1,099,750
Compton CCD
GO Bonds Series 2024B	4.00%	08/01/42 (a)(g)	970,000	1,010,967
Compton USD
GO Refunding Bonds Series 2016F	5.50%	06/01/28 (a)	250,000	266,858
GO Refunding Bonds Series 2016F	5.50%	06/01/30 (a)	500,000	533,987
GO Refunding Bonds Series 2016F	5.50%	06/01/31 (a)	750,000	801,150
Corona-Norco USD
GO Bonds Series 1998D	0.00%	09/01/27 (c)	2,400,000	2,142,574
Diablo Water District
Water Revenue COP Series 2019	4.00%	01/01/27	470,000	487,824
Water Revenue COP Series 2019	4.00%	01/01/29 (a)	505,000	531,240
Water Revenue COP Series 2019	4.00%	01/01/30 (a)	480,000	503,306
Dinuba USD
COP Series 2023	5.50%	06/01/38 (a)	1,250,000	1,280,648
Discovery Bay Public Financing Auth
Water & Wastewater Enterprise RB Series 2022	5.00%	12/01/52 (a)	1,000,000	1,102,656
East Bay Municipal Utility District
Wastewater System RB Series 2024A	5.00%	06/01/54 (a)(g)	1,000,000	1,115,201
Water System Refunding RB Series 2015A	5.00%	06/01/35 (a)	475,000	486,925
East Side UHSD
GO Refunding Bonds Series 2013	5.00%	08/01/28 (a)	3,000,000	3,004,571
Foothill Eastern Transportation Corridor Agency
Toll Road Refunding RB Series 2013A	6.85%	01/15/42 (a)(b)	1,000,000	1,214,925
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/46 (a)	2,000,000	1,945,916
Fresno Jt Power Finance Auth
Lease Refunding RB Series 2017A	5.00%	04/01/26	850,000	889,066
Lease Refunding RB Series 2017A	5.00%	04/01/28 (a)	1,415,000	1,514,553
Fresno USD
GO Bonds Series 2016A	0.00%	08/01/33 (a)(c)(h)	1,120,000	788,655
GO Bonds Series 2016A	0.00%	08/01/34 (a)(c)(h)	1,900,000	1,274,905
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	1,691,992
See financial notes
36Schwab Municipal Bond Funds | Semiannual Report

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Goleta Water District
Refunding COP Series 2014A	5.00%	12/01/24 (a)	900,000	900,384
Refunding RB Series 2023A	5.00%	09/01/29	400,000	448,361
Refunding RB Series 2023A	5.00%	09/01/33	200,000	239,581
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/25	790,000	794,024
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (a)	730,000	762,039
Hacienda La Puente USD
GO Bonds Series 2023A	4.00%	08/01/43 (a)	1,100,000	1,131,745
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	2,800,000	2,423,044
Hastings College of the Law
Refunding Bonds Series 2017	5.00%	04/01/25	400,000	407,224
Refunding Bonds Series 2017	5.00%	04/01/32 (a)	1,100,000	1,177,913
Refunding Bonds Series 2017	5.00%	04/01/34 (a)	1,115,000	1,195,291
Imperial USD
GO Bonds Series A	5.25%	08/01/43 (a)(h)	1,430,000	1,562,916
Independent Cities Finance Auth
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/25	780,000	783,324
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/26	810,000	822,494
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	5.00%	05/15/48 (a)	2,000,000	2,059,090
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (a)	1,250,000	1,289,007
Inglewood Successor Redevelopment Agency
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/26	500,000	520,613
Inglewood USD
GO Bonds Series B	5.00%	08/01/35 (a)	200,000	208,930
GO Bonds Series B	5.00%	08/01/37 (a)	720,000	747,523
Irvine Facilities Financing Auth
Lease RB Series 2023A	4.25%	05/01/53 (a)	1,000,000	1,003,429
Jefferson UHSD
GO Bonds Series A	5.00%	08/01/24	670,000	675,603
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/30 (a)	1,500,000	1,582,659
Kern HSD
GO Bonds Series 2016A	3.00%	08/01/29 (a)	1,000,000	1,001,804
Lake Tahoe USD
GO Refunding Bonds Series 2019	4.00%	08/01/26	550,000	563,515
GO Refunding Bonds Series 2019	4.00%	08/01/28	375,000	394,116
Lancaster Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017	4.00%	08/01/26	1,360,000	1,387,060
Tax Allocation Refunding Bonds Series 2017	5.00%	08/01/29 (a)	820,000	866,099
Livermore Valley Joint USD
GO Bonds Series 2019	4.00%	08/01/32 (a)	335,000	343,732
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	948,721
Long Beach Harbor Dept
Sr Airport RB Series 2022C	5.25%	06/01/47 (a)	1,000,000	1,076,059
Los Alamitos USD #1
GO Refunding Bonds Series 2016	3.00%	08/01/36 (a)	2,605,000	2,467,552
See financial notes
Schwab Municipal Bond Funds | Semiannual Report37

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Los Angeles
Wastewater System RB Series 2015A	5.00%	06/01/44 (a)	500,000	509,671
Los Angeles Cnty Metropolitan Transportation Auth
Sr Sales Tax Refunding RB Series 2014A	4.00%	07/01/34 (a)	3,000,000	3,004,220
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate) Series 2014A	5.00%	09/01/24	1,390,000	1,402,759
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (a)	3,880,000	4,018,441
Los Angeles Dept of Airports
Sr RB Series 2020C	5.00%	05/15/27	1,290,000	1,357,138
Sr Refunding RB Series 2018B	5.00%	05/15/32 (a)	1,000,000	1,064,127
Sub RB Series 2019F	5.00%	05/15/36 (a)	850,000	911,553
Sub Refunding RB Series 2021A	5.00%	05/15/51 (a)	1,500,000	1,570,030
Sub Refunding RB Series 2023A	5.00%	05/15/25	500,000	509,353
Los Angeles Dept of Water & Power
Power System RB Series 2001B3	3.74%	07/01/34 (a)(e)(f)	2,200,000	2,200,000
Power System RB Series 2015A	5.00%	07/01/30 (a)	3,015,000	3,066,320
Water System RB Series 2014A	5.00%	07/01/44 (a)	2,360,000	2,367,257
Los Angeles Development Auth
M/F Housing RB Series 2022F	3.38%	01/01/46 (a)	3,250,000	3,239,504
Los Angeles Harbor Dept
Refunding RB Series 2015A	5.00%	08/01/26 (a)	850,000	877,554
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/31 (a)(h)	1,050,000	1,052,819
Los Angeles USD
COP Series 2023A	5.00%	10/01/24	1,045,000	1,055,769
COP Series 2023A	5.00%	10/01/25	1,150,000	1,186,014
GO Bonds Series 2021RYRR	4.00%	07/01/46 (a)	770,000	786,250
Los Osos Community Facilities Wastewater Assessment District #1
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/24	675,000	679,911
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/26	740,000	773,348
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/28 (a)	2,205,000	2,286,365
Merced UHSD
GO Refunding Bonds Series 2015	0.00%	08/01/49 (a)(c)(h)	2,550,000	662,083
Modesto Irrigation District Financing Auth
Electric System RB Series 2015A	5.00%	10/01/26 (a)	1,250,000	1,294,825
Electric System RB Series 2015A	5.00%	10/01/40 (a)	2,000,000	2,053,502
Northern California Energy Auth
Commodity Supply RB Series 2018	5.00%	07/01/24	3,000,000	3,009,420
Novato
Special Tax Refunding Bonds Series 2020	4.00%	09/01/31 (a)	285,000	297,981
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (a)	620,000	638,500
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/24	600,000	602,721
GO Bonds Series 2019A	5.00%	08/01/31 (a)	500,000	538,900
GO Bonds Series 2023A	5.00%	08/01/38 (a)	1,150,000	1,349,180
See financial notes
38Schwab Municipal Bond Funds | Semiannual Report

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Oakley Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/30 (a)	500,000	549,149
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/31 (a)	660,000	724,927
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/32 (a)	350,000	384,524
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/33 (a)	725,000	795,720
Oceanside Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/24	600,000	604,921
Oceanside USD
GO Bonds Series 2023B	4.00%	08/01/45 (a)	1,500,000	1,513,422
Ojai USD
GO Bonds Series 2020B	5.25%	08/01/48 (a)	1,100,000	1,235,424
GO Bonds Series 2020B	5.50%	08/01/53 (a)	1,750,000	1,982,923
Oxnard
Lease Refunding RB Series 2018	5.00%	06/01/33 (a)	1,250,000	1,369,030
Lease Refunding RB Series 2018	5.00%	06/01/34 (a)	1,235,000	1,356,018
Lease Refunding RB Series 2018	5.00%	06/01/35 (a)	770,000	842,265
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	1,757,001
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (a)(h)	1,365,000	1,406,266
GO Bonds Series D	5.00%	08/01/32 (a)(h)	1,490,000	1,535,045
GO Bonds Series D	5.00%	08/01/33 (a)(h)	1,685,000	1,735,940
Pacifica
Wastewater RB Series 2017	5.00%	10/01/32 (a)	1,030,000	1,117,252
Palmdale SD
GO Bonds Series 2017B	5.25%	08/01/42 (a)	2,500,000	2,668,943
Palo Alto
COP Series 2019A	5.00%	11/01/44 (a)	2,000,000	2,154,022
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (a)	600,000	612,409
Peralta CCD
GO Bonds Series 2022B	5.00%	08/01/24	1,500,000	1,511,686
Perris Elementary SD
GO Bonds Series 2023	4.00%	08/01/46 (a)	1,635,000	1,661,278
GO Bonds Series 2023	5.00%	08/01/47 (a)	1,065,000	1,177,699
Pico Rivera Public Financing Auth
Lease Refunding RB Series 2016	5.50%	09/01/29 (a)	350,000	375,325
Lease Refunding RB Series 2016	5.25%	09/01/33 (a)	800,000	853,415
Pittsburg USD
GO Bonds Series 2023D	5.00%	08/01/47 (a)	2,000,000	2,195,644
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	2,000,000	2,207,120
Port of Oakland
Intermediate Lien Refunding RB Series 2021H	5.00%	05/01/26	1,750,000	1,808,053
Intermediate Lien Refunding RB Series 2021H	5.00%	05/01/28	1,250,000	1,332,080
Refunding RB Series 2017D	5.00%	11/01/27	1,895,000	2,007,610
Ravenswood City SD
GO Bonds Series 2023	4.50%	08/01/48 (a)	1,250,000	1,308,868
GO Bonds Series 2023	5.25%	08/01/53 (a)	3,500,000	3,917,444
See financial notes
Schwab Municipal Bond Funds | Semiannual Report39

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Reedley
Water Refunding RB Series 2017	5.00%	09/01/25	540,000	555,986
Regents of the University of California
Medical Center Pooled RB Series 2022P	4.00%	05/15/53 (a)	1,500,000	1,482,290
Rialto Public Financing Auth
Lease RB Series 2023A	5.00%	06/01/36 (a)	200,000	230,351
Lease RB Series 2023A	5.00%	06/01/37 (a)	150,000	171,440
Lease RB Series 2023A	5.00%	06/01/38 (a)	200,000	226,503
Richmond California Redevelopment Agency
Refunding RB Series 2021A	4.00%	09/01/24	300,000	300,966
Refunding RB Series 2021A	4.00%	09/01/26	400,000	408,477
Riverside Cnty
Lease Refunding RB Series 2015A	5.00%	11/01/25	1,020,000	1,055,716
Riverside Cnty Transportation Commission
Sr Lien Toll Refunding RB Series 2021B1	4.00%	06/01/40 (a)	4,000,000	4,050,348
Rosedale-Rio Bravo Water Storage District
Refunding RB Series 2020A	5.00%	01/01/25	545,000	552,798
Refunding RB Series 2020A	5.00%	01/01/26	575,000	595,392
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (a)	200,000	200,256
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (a)	1,000,000	1,000,912
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District No 2 Bonds Series 2016A	5.00%	10/01/47 (a)	4,000,000	4,135,826
Sacramento Cnty
Airport System Sr Refunding RB Series 2016A	5.00%	07/01/41 (a)	2,000,000	2,066,507
Refunding COP Series 2020	5.00%	10/01/24	1,420,000	1,435,039
Sacramento Cnty Sanitation District Financing Auth
RB Series 2014A	5.00%	12/01/44 (a)	1,935,000	1,937,471
San Bernardino CCD
GO Bonds Series B	4.13%	08/01/49 (a)	3,375,000	3,392,112
San Diego Assoc of Governments
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019A	5.00%	11/15/25 (a)(h)	2,500,000	2,533,901
San Diego CCD
GO Refunding Bonds Series 2024	4.00%	08/01/42 (a)	2,250,000	2,369,553
GO Refunding Bonds Series 2024	4.00%	08/01/43 (a)	2,500,000	2,613,376
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/24	550,000	555,788
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	360,417
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (a)	1,000,000	1,037,238
San Diego Cnty Regional Airport Auth
RB Series 2017B	5.00%	07/01/31 (a)	1,360,000	1,423,881
Sr Airport RB Series 2023B	5.00%	07/01/33	2,245,000	2,555,197
Sub Airport RB Series 2017B	5.00%	07/01/29 (a)	1,980,000	2,072,635
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/25 (a)	245,000	245,307
San Francisco
RB Series 2020N	4.00%	04/01/40 (a)	565,000	582,039
San Francisco Airport Commission
RB 2nd Series 2018G	5.00%	05/01/27	2,700,000	2,835,317
RB 2nd Series 2019E	5.00%	05/01/39 (a)	2,450,000	2,590,800
See financial notes
40Schwab Municipal Bond Funds | Semiannual Report

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB 2nd Series 2019E	5.00%	05/01/40 (a)	425,000	447,672
RB 2nd Series 2022A	5.00%	05/01/30	800,000	878,422
RB 2nd Series 2022A	5.00%	05/01/31	1,690,000	1,875,381
Refunding RB 2nd Series 2020A	5.00%	05/01/37 (a)	3,500,000	3,771,328
Refunding RB 2nd Series 2023C	5.00%	05/01/33	5,000,000	5,681,025
San Francisco Redevelopment Agency
Special Tax Refunding Bonds (Mission Bay South) Series 2023	5.25%	08/01/39 (a)	875,000	1,021,794
Special Tax Refunding Bonds (Mission Bay South) Series 2023	5.25%	08/01/40 (a)	1,000,000	1,160,347
San Francisco Successor Redevelopment Agency
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (a)	150,000	151,114
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (a)	305,000	306,875
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (a)	430,000	432,488
San Jacinto USD
GO Bonds Series 2017	5.00%	08/01/34 (a)	1,155,000	1,258,840
GO Bonds Series 2017	5.00%	08/01/36 (a)	925,000	1,000,987
San Joaquin Hills Transportation Corridor Agency Toll
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/50 (a)	2,500,000	2,481,239
San Luis Obispo Cnty CCD
GO Bonds Series 2014D	4.00%	08/01/40 (a)	500,000	528,106
GO Bonds Series 2014D	4.00%	08/01/41 (a)	600,000	630,361
GO Bonds Series 2014D	4.00%	08/01/42 (a)	700,000	733,733
San Mateo Foster City Public Finance Auth
RB Series 2020A	5.00%	05/01/37 (a)	250,000	273,340
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	3.00%	08/01/24	175,000	174,871
Lease RB Series 2014	5.00%	08/01/25 (a)	175,000	176,378
Lease RB Series 2014	5.00%	08/01/26 (a)	165,000	166,293
Lease RB Series 2014	5.00%	08/01/27 (a)	320,000	322,482
Santa Monica Public Financing Auth
Lease RB Series 2018	5.00%	07/01/35 (a)	575,000	617,651
Sierra View Healthcare District
RB Series 2019	5.00%	07/01/24	915,000	918,230
RB Series 2019	4.00%	07/01/25	1,270,000	1,273,988
Refunding RB Series 2020	4.00%	07/01/26	300,000	302,908
Refunding RB Series 2020	5.00%	07/01/27	630,000	661,204
Refunding RB Series 2020	5.00%	07/01/30	645,000	700,881
South San Francisco Public Facilities Auth
Lease RB Series 2021A	4.00%	06/01/46 (a)	1,500,000	1,490,678
South San Francisco USD
GO Bonds Series 2023	4.00%	09/01/48 (a)	1,000,000	1,004,390
Southern California Metropolitan Water District
Water Refunding RB Series 2016A	5.00%	07/01/34 (a)(h)	390,000	406,234
Southern California Public Power Auth
RB (Apex Power) Series 2014A	5.00%	07/01/34 (a)	3,535,000	3,548,971
Refunding RB (Windy Point/Windy Flats) Series 2023-1	5.00%	07/01/27	2,500,000	2,711,446
Refunding RB (Windy Point/Windy Flats) Series 2023-1	5.00%	07/01/28	1,000,000	1,112,804
Susanville Natural Gas
Natural Gas Refunding RB Series 2019	3.00%	06/01/25	575,000	574,086
Natural Gas Refunding RB Series 2019	4.00%	06/01/28 (a)	615,000	643,401
See financial notes
Schwab Municipal Bond Funds | Semiannual Report41

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Natural Gas Refunding RB Series 2019	4.00%	06/01/30 (a)	680,000	712,492
Natural Gas Refunding RB Series 2019	4.00%	06/01/33 (a)	580,000	599,925
Tobacco Securitization Auth of Northern California
Sr Refunding Bonds (Sacramento Cnty Tobacco Corp) Series 2021A1	4.00%	06/01/49 (a)	1,000,000	949,582
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/24	680,000	683,588
Water System Refunding RB Series 2015	4.00%	11/15/25	460,000	468,055
Water System Revenue COP Series 2022A	5.00%	11/15/52 (a)	3,000,000	3,281,111
Univ of California
General RB Series 2024BS	5.00%	05/15/43 (a)	1,000,000	1,163,450
Limited Project RB Series 2017M	5.00%	05/15/52 (a)	2,000,000	2,101,020
Val Verde USD
GO Bonds Series 2021B	4.00%	08/01/24	500,000	501,844
Vernon
Electric System RB Series 2021A	5.00%	10/01/26	2,000,000	2,060,068
Victorville
Electric RB Series 2022A	5.00%	05/01/30	500,000	567,527
West Contra Costa USD
GO Bonds Series 2002C	0.00%	08/01/24 (c)	2,885,000	2,845,048
West Hills CCD
GO Refunding Bonds Series 2016B	5.00%	08/01/25	320,000	329,450
GO Refunding Bonds Series 2016B	5.00%	08/01/26	450,000	475,209
GO Refunding Bonds Series 2016B	5.00%	08/01/30 (a)	595,000	630,387
GO Refunding Bonds Series 2016B	5.00%	08/01/31 (a)	635,000	672,272
				424,111,268
GUAM 1.2%
Guam Power Auth
Refunding RB Series 2022A	5.00%	10/01/32	2,000,000	2,204,734
Refunding RB Series 2022A	5.00%	10/01/39 (a)	1,190,000	1,262,957
Guam Waterworks Auth
Water & Wastewater System RB Series 2016	5.00%	01/01/46 (a)	1,840,000	1,866,074
				5,333,765
PUERTO RICO 1.3%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Auth
Hospital Refunding RB Series 2021	5.00%	07/01/28	700,000	737,526
Hospital Refunding RB Series 2021	5.00%	07/01/30	550,000	593,436
Hospital Refunding RB Series 2021	5.00%	07/01/31	825,000	898,752
Hospital Refunding RB Series 2021	5.00%	07/01/33 (a)	775,000	843,318
See financial notes
42Schwab Municipal Bond Funds | Semiannual Report

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Puerto Rico Sales Tax Financing Corp
Restructured Sales Tax Bonds Series 2019A1	5.00%	07/01/58 (a)	2,500,000	2,518,745
				5,591,777
Total Municipal Securities (Cost $432,119,902)				435,036,810
Total Investments in Securities (Cost $432,119,902)				435,036,810

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(c)	Zero coupon bond.
(d)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(e)	Credit-enhanced or liquidity-enhanced.
(f)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(g)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(h)	Refunded bond.

CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HSD —	High school district
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
UHSD —	Union high school district
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$435,036,810	$—	$435,036,810
Total	$—	$435,036,810	$—	$435,036,810

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Municipal Bond Funds | Semiannual Report43

Schwab California Tax-Free Bond Fund
Statement of Assets and Liabilities

As of February 29, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $432,119,902)		$435,036,810
Cash		91,155
Receivables:
Interest		4,620,252
Fund shares sold		548,646
Prepaid expenses	+	16,358
Total assets		440,313,221

Liabilities
Payables:
Investments bought - delayed-delivery		2,114,955
Distributions to shareholders		477,794
Investment adviser fees		68,235
Shareholder service fees		52,977
Fund shares redeemed		20,912
Accrued expenses	+	78,284
Total liabilities		2,813,157
Net assets		$437,500,064

Net Assets by Source
Capital received from investors		$454,093,977
Total distributable loss	+	(16,593,913)
Net assets		$437,500,064

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$437,500,064		39,268,651		$11.14

See financial notes
44Schwab Municipal Bond Funds | Semiannual Report

Schwab California Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2023 through February 29, 2024; unaudited
Investment Income
Interest received from securities - unaffiliated		$6,991,623

Expenses
Investment adviser and administrator fees		454,473
Shareholder service fees		301,430
Portfolio accounting fees		43,159
Professional fees		17,922
Registration fees		12,914
Independent trustees’ fees		5,483
Shareholder reports		4,528
Custodian fees		2,900
Transfer agent fees		775
Other expenses	+	2,683
Total expenses		846,267
Expense reduction	–	61,054
Net expenses	–	785,213
Net investment income		6,206,410

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(1,893,341)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	11,236,129
Net realized and unrealized gains		9,342,788
Increase in net assets resulting from operations		$15,549,198
See financial notes
Schwab Municipal Bond Funds | Semiannual Report45

Schwab California Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/23-2/29/24		9/1/22-8/31/23
Net investment income		$6,206,410	$10,388,850
Net realized losses		(1,893,341)	(8,929,300)
Net change in unrealized appreciation (depreciation)	+	11,236,129	5,039,331
Increase in net assets resulting from operations		$15,549,198	$6,498,881

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($6,200,635 )	($10,379,368 )

TRANSACTIONS IN FUND SHARES
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,434,640	$91,474,587	10,568,073	$115,563,605
Shares reinvested		321,351	3,527,499	567,420	6,203,474
Shares redeemed	+	(6,122,316)	(66,715,841)	(12,623,734)	(137,870,742)
Net transactions in fund shares		2,633,675	$28,286,245	(1,488,241)	($16,103,663 )

SHARES OUTSTANDING AND NET ASSETS
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		36,634,976	$399,865,256	38,123,217	$419,849,406
Total increase (decrease)	+	2,633,675	37,634,808	(1,488,241)	(19,984,150)
End of period		39,268,651	$437,500,064	36,634,976	$399,865,256
See financial notes
46Schwab Municipal Bond Funds | Semiannual Report

Schwab Opportunistic Municipal Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 2/29/24*	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21[1]	3/1/20– 8/31/20[2]	3/1/19– 2/29/20	3/1/18– 2/28/19
Per-Share Data
Net asset value at beginning of period	$8.81	$9.20	$10.64	$10.42	$11.25	$10.61	$10.63
Income (loss) from investment operations:
Net investment income (loss)[3]	0.16	0.56 [4]	0.27	0.32	0.20	0.38	0.40
Net realized and unrealized gains (losses)	0.29	(0.37)	(1.43)	0.23	(0.83)	0.73	0.01
Total from investment operations	0.45	0.19	(1.16)	0.55	(0.63)	1.11	0.41
Less distributions:
Distributions from net investment income	(0.18)	(0.58)[4]	(0.28)	(0.26)	(0.20)	(0.38)	(0.41)
Distributions from net realized gains	—	—	—	(0.07)	—	(0.09)	(0.02)
Total distributions	(0.18)	(0.58)	(0.28)	(0.33)	(0.20)	(0.47)	(0.43)
Redemption fees[3]	—	—	—	— [5]	0.00 [6]	0.00 [6]	0.00 [6]
Net asset value at end of period	$9.08	$8.81	$9.20	$10.64	$10.42	$11.25	$10.61
Total return	5.21%[7]	2.14%	(11.10%)	5.36%	(5.56%)[7]	10.71%	3.93%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.50%[8]	0.50%	0.50%[9]	0.58%[10]	0.73%[8,11]	0.75%	0.75%
Gross operating expenses	0.63%[8]	0.68%	0.55%[9]	0.70%	0.90%[8]	0.78%	0.76%
Net investment income (loss)	3.62%[8]	6.28%[4]	2.63%	2.99%	3.81%[8]	3.48%	3.80%
Portfolio turnover rate	104%[7]	157%	126%	83%	36%[7]	27%	18%
Net assets, end of period (x 1,000)	$54,944	$41,279	$48,588	$69,314	$66,290	$82,969	$77,029

*	Unaudited.
[1]	Effective July 1, 2021, the Schwab High Yield Municipal Bond Fund changed its name to Schwab Opportunistic Municipal Bond Fund.
[2]
Effective August 10, 2020, the Wasmer Schroeder High Yield Municipal Fund was reorganized into the Schwab Opportunistic Municipal Bond Fund (formerly, Schwab High
Yield Municipal Bond Fund), which commenced operations on that day. The Financial Highlights above present the shares of the Wasmer Schroeder High Yield Municipal
Fund prior to the acquisition date of August 10, 2020, and Schwab Opportunistic Municipal Bond Fund subsequent to that date.

[3]	Calculated based on the average shares outstanding during the period.
[4]
Includes a special payment of past due interest income received from defaulted securities. The per share effect on net investment income and distributions from net investment income was $0.27 and ($0.27), respectively, and effect on net investment income to average net assets was 2.77% (see financial note 2(d) for additional information).

[5]	Effective July 1, 2021, redemption fees were eliminated.
[6]	Amount is less than $0.01 per share.
[7]	Not annualized.
[8]	Annualized.
[9]	Ratio includes less than 0.005% of non-routine proxy expenses.
[10]	Effective July 1, 2021, the net operating expense limitation was lowered from 0.60% to 0.50%. The ratio presented for the year ended August 31, 2021, is a blended ratio.
[11]	Effective August 10, 2020, the net operating expense limitation was lowered from 0.75% to 0.60%. The ratio presented for the period ended August 31, 2020, is a blended ratio.
See financial notes
Schwab Municipal Bond Funds | Semiannual Report47

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 104.8% OF NET ASSETS
ALABAMA 3.1%
Black Belt Energy Gas District
Gas RB Series 2023C	5.50%	10/01/54 (a)	250,000	273,954
Gas Supply RB Series 2022D1	4.00%	07/01/52 (a)	500,000	501,936
Energy Southeast Cooperative District
Energy Supply RB Series 2023B1	5.75%	04/01/54 (a)	250,000	278,032
Jefferson Cnty
Sewer RB Series 2024	5.50%	10/01/53 (a)	585,000	639,838
				1,693,760
ARIZONA 1.6%
Arizona IDA
RB Series 2023A	5.00%	11/01/33 (a)	400,000	454,964
La Paz Cnty Industrial Development Auth
Education Facility Lease RB (Harmony Public Schools) Series 2018A	5.00%	02/15/38 (a)	400,000	405,191
				860,155
CALIFORNIA 7.5%
California
GO Refunding Bonds	5.00%	10/01/32 (a)	500,000	582,301
California Community Choice Financing Auth
RB (Deutsche Bank) Series 2023C	5.25%	01/01/54 (a)	250,000	264,618
RB Series 2024A1	5.00%	05/01/54 (a)	250,000	268,502
California Educational Facilities Auth
RB (St Marys College) Series 2023A	5.00%	10/01/38 (a)	200,000	213,342
California Health Facilities Financing Auth
RB (Episcopal Communities & Services) Series 2024B	5.00%	11/15/38 (a)	250,000	273,523
RB (Kaiser Permanente) Series 2017A2	4.00%	11/01/44 (a)	200,000	198,709
California Municipal Finance Auth
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/34 (a)	315,000	327,410
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2021A	4.00%	10/15/28	350,000	355,106
Compton CCD
GO Bonds Series 2024B	4.00%	08/01/43 (a)(b)	800,000	828,518
East Bay Municipal Utility District
Wastewater System RB Series 2024A	5.00%	06/01/44 (a)(b)	235,000	268,797
See financial notes
48Schwab Municipal Bond Funds | Semiannual Report

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Diego Cnty Regional Airport Auth
Sr Airport RB Series 2023B	5.25%	07/01/34 (a)	250,000	289,771
Sub Airport RB Series 2021B	4.00%	07/01/46 (a)	250,000	241,742
				4,112,339
COLORADO 5.5%
Colorado Educational & Cultural Facilities Auth
Charter School RB (Loveland Classical Schools) Series 2023	5.00%	07/01/53 (a)(c)	375,000	385,241
Colorado Health Facilities Auth
RB (CommonSpirit Health) Series 2019A1	5.00%	08/01/28	215,000	230,575
RB (CommonSpirit Health) Series 2019A1	4.00%	08/01/44 (a)	200,000	193,025
RB (Intermountain Healthcare) Series 2022A	4.00%	05/15/52 (a)	500,000	487,141
Refunding RB (Intermountain Healthcare) Series 2019A	4.00%	01/01/35 (a)	375,000	388,525
Denver
Airport System RB Series 2022A	4.13%	11/15/53 (a)	500,000	472,936
Airport System Sub RB Series 2023B	5.00%	11/15/28	500,000	537,393
Whispering Pines Metropolitan District #1
LT GO Refunding Bonds Series 2023	5.00%	12/01/43 (a)	325,000	349,350
				3,044,186
CONNECTICUT 1.6%
Connecticut
GO Bonds Series 2020A	4.00%	01/15/37 (a)	250,000	261,154
GO Bonds Series 2024A	5.00%	01/15/37 (a)	250,000	295,222
Connecticut Health & Educational Facilities Auth
RB (Connecticut Children’s Medical Center) Series E	5.00%	07/15/39 (a)	300,000	325,244
				881,620
DISTRICT OF COLUMBIA 0.5%
Metropolitan Washington Airports Auth
Sr Lien Refunding RB (Dulles Metrorail) Series 2019A	5.00%	10/01/44 (a)	250,000	262,596
FLORIDA 5.7%
Florida Development Finance Corp
Healthcare Facilities RB (Tampa General Hospital) Series 2024A	4.50%	08/01/55 (a)	300,000	294,303
Hialeah
RB Series 2022	5.00%	10/01/31	200,000	224,293
Lake Worth Beach
Consolidated Utility RB Series 2022	4.00%	10/01/52 (a)	500,000	475,861
Lee Cnty Industrial Development Auth
Healthcare Facilities Improvement RB (Shell Point Alliance) Series 2019	5.00%	11/15/49 (a)	500,000	487,256
Miami-Dade School Board
COP Series 2016C	3.25%	02/01/33 (a)	265,000	264,504
Pompano Beach
RB (John Knox Village) Series 2021A	4.00%	09/01/51 (a)	500,000	389,602
Tampa
Hospital RB (H Lee Moffitt Cancer Center) Series 2020B	5.00%	07/01/34 (a)	255,000	280,710
Revenue & Refunding Bonds (Univ of Tampa) Series 2020A	4.00%	04/01/50 (a)	500,000	473,703
See financial notes
Schwab Municipal Bond Funds | Semiannual Report49

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Village Community Dev Dist. No.15
RB Series 2023	5.00%	05/01/43 (a)	250,000	255,719
				3,145,951
GEORGIA 1.0%
Columbia Cnty Hospital Auth
Revenue Anticipation Certificates (Wellstar Health System) Series 2023A	5.13%	04/01/53 (a)	250,000	266,967
Main Street Natural Gas Inc
Gas Supply RB Series 2023D	5.00%	05/01/54 (a)	250,000	263,782
				530,749
GUAM 0.9%
Guam Waterworks Auth
Water & Wastewater System Refunding RB Series 2014A	5.00%	07/01/35 (a)	500,000	502,296
HAWAII 1.1%
Hawaii
Airport System RB Series 2020A	4.00%	07/01/35 (a)	250,000	256,029
Honolulu City & Cnty Board
Water System RB Series 2022A	4.00%	07/01/35 (a)	340,000	365,126
				621,155
IDAHO 1.0%
Idaho Housing & Finance Assoc
Facilities RB (White Pine Charter School) Series 2023A	5.25%	05/01/38 (a)(c)	300,000	317,501
Facilities RB (White Pine Charter School) Series 2023A	5.50%	05/01/43 (a)(c)	230,000	243,119
				560,620
ILLINOIS 7.0%
Chicago
2nd Lien Water Refunding RB Series 2023B	5.00%	11/01/35 (a)	250,000	286,803
GO Bonds Series 2015A	5.50%	01/01/34 (a)	250,000	252,856
GO Bonds Series 2019A	5.50%	01/01/49 (a)	250,000	259,404
Chicago Board of Education
ULT GO Bonds Series 2023A	5.50%	12/01/31	450,000	497,032
Chicago Park District
LT GO Refunding Bonds Series 2023	5.00%	01/01/38 (a)	200,000	218,065
Illinois
GO Bonds Series 2016	4.00%	06/01/35 (a)	250,000	250,770
GO Bonds Series 2017D	5.00%	11/01/24	370,000	373,633
GO Bonds Series 2020C	4.25%	10/01/45 (a)	450,000	439,974
GO Bonds Series 2023B	5.25%	05/01/39 (a)	250,000	278,840
Illinois Finance Auth
Refunding RB (Northwestern Memorial Healthcare) Series 2021A	4.00%	07/15/35 (a)	235,000	246,788
Illinois Toll Highway Auth
Sr RB Series 2015A	5.00%	01/01/37 (a)	275,000	280,193
Sr RB Series 2024A	5.00%	01/01/39 (a)	250,000	290,658
See financial notes
50Schwab Municipal Bond Funds | Semiannual Report

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Metropolitan Pier & Exposition Auth
Refunding Bonds Series 2010B-1	0.00%	06/15/43 (d)	405,000	173,804
				3,848,820
IOWA 0.5%
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2014C	5.00%	02/15/31 (a)	250,000	251,343
KENTUCKY 0.4%
Kentucky Public Energy Auth
Gas Supply RB (Morgan Stanley) Series 2019A1	4.00%	12/01/49 (a)	200,000	200,306
LOUISIANA 2.1%
Louisiana Housing Corp M/F Revenue
S/F Mortgage RB Series 2023C	5.75%	12/01/53 (a)	215,000	233,567
Louisiana Public Facilities Auth
RB (Loyola Univ) Series 2023A	5.25%	10/01/48 (a)	250,000	267,980
Louisiana Stadium & Exposition District
Sr RB Series 2023A	5.00%	07/01/48 (a)	350,000	379,095
New Orleans
Sewerage Service RB Series 2015	5.00%	06/01/25	260,000	265,069
				1,145,711
MAINE 0.5%
Maine Health & Educational Facilities Auth
RB (MaineHealth) Series 2023B	5.25%	07/01/48 (a)	250,000	273,579
MARYLAND 2.1%
Maryland Economic Development Corp
Refunding RB (Transportation Facilities) Series 2017A	5.00%	06/01/35 (a)	500,000	525,618
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Health System) Series 2020	4.00%	07/01/45 (a)	250,000	238,391
RB (Frederick Health System) Series 2023	5.00%	07/01/39 (a)	350,000	378,337
				1,142,346
MASSACHUSETTS 1.9%
Massachusetts Development Finance Agency
RB (Boston Medical Center) Series 2023G	5.25%	07/01/52 (a)	500,000	539,726
RB (Emerson College) Series 2018	5.00%	01/01/43 (a)	500,000	506,453
				1,046,179
MICHIGAN 0.4%
Fitzgerald Public SD
ULT GO Bonds Series 2023	5.25%	05/01/43 (a)(c)	200,000	223,291
MINNESOTA 2.6%
Eden Prairie ISD No 272
GO Bonds Series 2019B	3.00%	02/01/34 (a)(c)	330,000	326,060
See financial notes
Schwab Municipal Bond Funds | Semiannual Report51

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Hopkins ISD #270
GO Bonds Series 2019A	3.00%	02/01/34 (a)(c)	285,000	281,854
South Central Minnesota Multi-Cnty Hsg & Redevelopment Auth
Pooled Housing Development RB Series 1993	0.00%	02/01/00 (e)(f)	15,000	1,197
Pooled Housing Development RB Series 1993	0.00%	02/01/02 (e)(f)	30,000	2,394
Pooled Housing Development RB Series 1993	0.00%	02/01/05 (e)(f)	20,000	1,596
Pooled Housing Development RB Series 1993	0.00%	02/01/06 (e)(f)	20,000	1,596
Pooled Housing Development RB Series 1993	0.00%	02/01/07 (e)(f)	65,000	5,187
Pooled Housing Development RB Series 1993	0.00%	02/01/08 (e)(f)	10,000	798
Pooled Housing Development RB Series 1993	0.00%	02/01/17 (e)(f)	450,000	35,910
Pooled Housing Development RB Series 1993	0.00%	02/01/25 (e)(f)	9,500,000	758,100
				1,414,692
MISSOURI 1.2%
Kansas City IDA
Airport Special Obligation Bonds Series 2020A	5.00%	03/01/32 (a)	345,000	370,120
St Louis Board of Education
GO Bonds Series 2023	5.00%	04/01/42 (a)	250,000	276,197
				646,317
NEVADA 2.3%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/47 (a)	235,000	238,095
Clark Cnty
Airport System Jr Lien Sub RB Series 2021B	5.00%	07/01/27	235,000	247,017
Clark Cnty SD
LT GO Bonds Series 2018A	4.00%	06/15/36 (a)	270,000	276,704
Nevada Dept of Business & Industry
RB (Brightline West Passenger Rail) Series 2020A	4.00%	01/01/50 (a)(c)	500,000	499,661
				1,261,477
NEW JERSEY 4.7%
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2023RRR	5.00%	03/01/25	250,000	254,150
State Lease RB Series 2017B	5.00%	06/15/30 (a)	240,000	262,464
New Jersey Transportation Trust Fund Auth
Transportation Bonds Series 2023BB	5.00%	06/15/46 (a)	250,000	272,599
Transportation System Bonds Series 2019A	5.00%	12/15/33 (a)	225,000	250,126
Transportation System Bonds Series 2022A	4.00%	06/15/41 (a)	250,000	252,197
Transportation System RB Series 2021A	4.00%	06/15/34 (a)	250,000	263,501
New Jersey Turnpike Auth
RB Series 2022B	4.50%	01/01/48 (a)	500,000	520,716
Tobacco Settlement Financing Corp
Tobacco Settlement Bonds Series 2018A	5.25%	06/01/46 (a)	500,000	518,471
				2,594,224
NEW YORK 19.3%
Metropolitan Transportation Auth
Transportation RB Series 2020C1	4.75%	11/15/45 (a)	500,000	514,843
See financial notes
52Schwab Municipal Bond Funds | Semiannual Report

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New York City
GO Bonds Fiscal 2018 Series B4	3.78%	10/01/46 (a)(c)(g)	3,585,000	3,585,000
GO Bonds Fiscal 2021 Series F1	4.00%	03/01/47 (a)	545,000	536,941
GO Bonds Fiscal 2022 Series A1	4.00%	08/01/38 (a)	250,000	258,841
GO Bonds Fiscal 2022 Series D1	5.50%	05/01/46 (a)	250,000	281,807
New York City Transitional Finance Auth
Building Aid RB Fiscal 2021 Series S1	4.00%	07/15/40 (a)	210,000	211,897
Future Tax Secured Sub Bonds Fiscal 2020 Series A2	5.00%	05/01/39 (a)	280,000	304,018
Future Tax Secured Sub Bonds Fiscal 2022 Series C1	4.00%	02/01/39 (a)	250,000	255,748
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	4.00%	08/01/48 (a)	500,000	486,380
Future Tax Secured Sub Bonds Fiscal 2024 Series B	4.38%	05/01/53 (a)	250,000	250,899
Future Tax Secured Sub RB Fiscal 2014 Series B3	3.78%	11/01/42 (a)(c)(g)	1,335,000	1,335,000
New York Liberty Development Corp
RB (Goldman Sachs Headquarters) Series 2005	5.25%	10/01/35	250,000	297,069
New York State Dormitory Auth
RB (New York Institute of Technology) Series 2024	5.00%	07/01/43 (a)(b)	500,000	544,208
RB (New York Institute of Technology) Series 2024	5.00%	07/01/44 (a)(b)	250,000	270,987
State Personal Income Tax RB Series 2017A	4.00%	02/15/36 (a)	500,000	508,861
New York Transportation Development Corp
Special Facilities RB (JFK Airport - New Terminal 1) Series 2023	5.50%	06/30/39 (a)	250,000	275,037
Triborough Bridge & Tunnel Auth
Sales Tax RB Series 2023A	4.13%	05/15/53 (a)	500,000	488,823
Westchester Cnty Local Development Corp
RB (New York Blood Center) Series 2024	5.00%	07/01/38 (a)	200,000	220,709
				10,627,068
NORTH CAROLINA 1.5%
Greater Asheville Regional Airport Auth
Airport System RB Series 2022A	5.50%	07/01/52 (a)	250,000	272,615
North Carolina Medical Care Commission Retirement Facilities
Retirement Facilities 1st Mortgage RB (United Methodist Retirement Homes) Series 2024A	5.00%	10/01/49 (a)(b)	510,000	532,179
				804,794
OHIO 0.4%
Columbus
ULT GO Bonds Series 2017A	3.15%	04/01/35 (a)	250,000	246,266
OKLAHOMA 0.9%
Oklahoma Development Finance Auth
Health System RB (OU Medicine) Series 2018B	5.50%	08/15/57 (a)	500,000	507,359
OREGON 1.8%
Beaverton SD #48J
GO Bonds Series 2022A	0.00%	06/15/48 (a)(c)(d)	500,000	156,071
Lane Cnty SD
GO Bonds Series 2023	0.00%	06/15/43 (a)(c)(d)	900,000	360,149
Port of Portland Airport
Airport RB Series 27A	4.00%	07/01/39 (a)	500,000	499,252
				1,015,472
See financial notes
Schwab Municipal Bond Funds | Semiannual Report53

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
PENNSYLVANIA 2.0%
Commonwealth Financing Auth
Tobacco Settlement RB Series 2018	5.00%	06/01/35 (a)	500,000	535,147
Pennsylvania State Turnpike Commission
RB Series 2022B	5.00%	12/01/47 (a)	500,000	548,393
				1,083,540
PUERTO RICO 0.5%
Puerto Rico Sales Tax Financing Corp
Restructured Sales Tax Bonds Series 2019A1	5.00%	07/01/58 (a)	250,000	251,875
RHODE ISLAND 1.4%
Rhode Island Health & Educational Building Corp
Hospital Financing RB (Lifespan Obligated Group) Series 2024	5.00%	05/15/40 (a)	200,000	218,198
Hospital Financing RB (Lifespan Obligated Group) Series 2024	5.00%	05/15/43 (a)	500,000	536,042
				754,240
SOUTH CAROLINA 1.5%
South Carolina Public Service Auth
RB Series 2022E	5.75%	12/01/47 (a)	500,000	555,409
Refunding RB Series 2016B	5.00%	12/01/56 (a)	250,000	252,436
				807,845
TENNESSEE 2.4%
Chattanooga Health Educational & Housing Facilities Board
Student Housing Refunding RB (CDFI Univ of Tennessee at Chattanooga) Series 2015	5.00%	10/01/29 (a)	500,000	507,928
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
Educational Facilities RB (Belmont Univ) Series 2023	5.25%	05/01/53 (a)	250,000	270,199
Metropolitan Nashville Airport Auth
RB Series 2022B	5.25%	07/01/47 (a)	250,000	268,995
Tennessee Housing Development Agency Home Ownership
Residential Finance Program Bonds Series 2023-3A	6.25%	01/01/54 (a)	250,000	273,771
				1,320,893
TEXAS 10.6%
Aldine ISD
ULT GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	200,000	192,418
Dallas
Refunding RB Series 2021	4.00%	08/15/30 (a)	250,000	252,286
Sr Lien Special Tax RB (Dallas Fair Park) Series 2023	6.25%	08/15/53 (a)	250,000	253,043
El Paso Cnty Hospital District
GO Refunding Bonds Series 2017	5.00%	08/15/33 (a)	165,000	170,584
GO Refunding Bonds Series 2017	5.00%	08/15/35 (a)	200,000	206,567
Galveston
1st Lien RB Series 2023	5.25%	08/01/24	400,000	401,614
1st Lien RB Series 2023	5.25%	08/01/25	250,000	254,078
Garland
Electric Utility System Refunding RB Series 2023	4.25%	03/01/48 (a)	250,000	252,894
See financial notes
54Schwab Municipal Bond Funds | Semiannual Report

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Garland ISD
ULT GO Bonds Series 2023A	5.00%	02/15/48 (a)(c)	250,000	274,666
Greater Texoma Utility Auth
RB Series 2024	5.00%	10/01/32	250,000	289,983
Hidalgo Cnty
Certificates of Obligation Series 2023	5.25%	08/15/43 (a)	250,000	282,011
Huntsville
Water & Wastewater System RB Series 2018	3.63%	08/15/43 (a)	230,000	222,342
Lubbock
Electric Light & Power System Refunding RB Series 2023	5.00%	04/15/37 (a)	300,000	345,452
Martin Cnty Hospital District
GO Refunding Bonds Series 2021	4.00%	04/01/36 (a)	280,000	286,192
New Hope Cultural Educational Facilities Corp
Education RB (Beta Academy) Series 2019A	5.00%	08/15/49 (a)	500,000	465,311
Newark Higher Education Finance Corp
Education RB (Orenda) Series 2023A	4.25%	08/15/58 (a)(c)	200,000	194,532
San Antonio
Electric & Gas Systems Refunding RB Series 2023B	4.00%	02/01/43 (a)	250,000	253,337
GO Bonds Series 2023	4.00%	02/01/43 (a)	250,000	254,322
Terrell
Tax & Waterworks & Sewer System GO RB Series 2023C	4.50%	08/15/53 (a)	500,000	505,973
Texas Municipal Gas Corp III
Gas Supply Refunding RB Series 2021	5.00%	12/15/28 (c)	275,000	287,399
Texas Transportation Corp
Sr Lien RB (NTE Mobility Partners) Series 2023	5.50%	12/31/58 (a)	165,000	181,625
				5,826,629
UTAH 1.7%
Salt Lake City
Airport RB Series 2021A	5.00%	07/01/46 (a)	265,000	277,726
Airport RB Series 2023A	5.25%	07/01/40 (a)	250,000	278,459
Utah Board of Regents
General RB (Univ of Utah) Series 2022A	4.00%	08/01/51 (a)	400,000	391,625
				947,810
VIRGINIA 0.9%
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2021	4.00%	01/01/40 (a)	520,000	521,059
WASHINGTON 2.1%
Pasco Water & Sewer
Water & Sewer Refunding RB Series 2023A	5.00%	12/01/43 (a)	250,000	272,447
Port Vancouver Washington
LT GO Bonds Series 2022A	5.00%	12/01/33 (a)	500,000	555,518
Skagit Cnty Hospital District No 1
Hospital RB Series 2024	5.50%	12/01/42 (a)	300,000	327,099
				1,155,064
See financial notes
Schwab Municipal Bond Funds | Semiannual Report55

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
WEST VIRGINIA 0.5%
West Virginia Hospital Finance Auth
Hospital Revenue & Refunding Bonds (Vandalia Health) Series 2023B	6.00%	09/01/53 (a)	250,000	285,240
WISCONSIN 2.1%
Wisconsin Health & Educational Facilities Auth
RB (Fort HealthCare Inc) Series 2024A	5.00%	10/01/40 (a)(b)	300,000	326,211
RB (Fort HealthCare Inc) Series 2024A	5.00%	10/01/41 (a)(b)	350,000	378,464
RB (Woodland Hill Sr Housing) Series 2014	5.25%	12/01/49 (a)	500,000	436,934
				1,141,609
Total Municipal Securities (Cost $56,693,057)				57,560,475
Total Investments in Securities (Cost $56,693,057)				57,560,475

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(c)	Credit-enhanced or liquidity-enhanced.
(d)	Zero coupon bond.
(e)
The underlying properties were sold and the bond trustee collected sales proceeds from the underlying properties. A substantial distribution to bond holders occurred on
April 14, 2023, with a residual distribution to be paid in 2025. Due to the sale of the underlying properties, accruals for interest were suspended. Previously, the securities were making semiannual distributions of variable amounts of cash flow. The residual distribution payment to be made to bond holders in 2025 consists of county tax levy deficit payments collected and to be collected by the bond trustee through the end of 2024 less trust operating, administration, and legal expenses in liquidating the trust.

(f)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(g)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
IDA —	Industrial development agency/authority
ISD —	Independent school district
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

ULT —	Unlimited tax
VRDN —	Variable rate demand note
See financial notes
56Schwab Municipal Bond Funds | Semiannual Report

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$56,145,783	$—	$56,145,783
Minnesota	—	607,914	806,778	1,414,692
Total	$—	$56,753,697	$806,778	$57,560,475

[1]	As categorized in the Portfolio Holdings.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
INVESTMENT IN SECURITIES	VALUE AT August 31, 2023	GROSS TRANSFERS IN	GROSS TRANSFERS OUT	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT February 29, 2024
Municipal Securities
Minnesota	$713,766	$0	$0	$0	$0	$0	$93,012	$806,778
Total	$713,766	$0	$0	$0	$0	$0	$93,012	$806,778
The Level 3 securities held are valued utilizing an evaluated price from a third-party vendor pricing service using significant unobservable inputs. A significant change in third-party pricing information may result in a lower or higher value for Level 3 investments (see financial note 2(a), Securities for which no quoted value is available, for additional information).
See financial notes
Schwab Municipal Bond Funds | Semiannual Report57

Schwab Opportunistic Municipal Bond Fund
Statement of Assets and Liabilities

As of February 29, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $56,693,057)		$57,560,475
Cash		1,716
Receivables:
Interest		505,010
Fund shares sold		143,455
Prepaid expenses	+	10,194
Total assets		58,220,850

Liabilities
Payables:
Investments bought - delayed-delivery		3,123,783
Distributions to shareholders		89,844
Investment adviser fees		13,273
Fund shares redeemed		1,305
Accrued expenses	+	48,870
Total liabilities		3,277,075
Net assets		$54,943,775

Net Assets by Source
Capital received from investors		$61,799,643
Total distributable loss	+	(6,855,868)
Net assets		$54,943,775

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$54,943,775		6,049,019		$9.08

See financial notes
58Schwab Municipal Bond Funds | Semiannual Report

Schwab Opportunistic Municipal Bond Fund
Statement of Operations

For the period September 1, 2023 through February 29, 2024; unaudited
Investment Income
Interest received from securities - unaffiliated		$902,401

Expenses
Investment adviser and administrator fees		87,585
Portfolio accounting fees		15,538
Professional fees		15,154
Registration fees		10,616
Independent trustees’ fees		4,873
Transfer agent fees		962
Custodian fees		786
Other expenses	+	1,387
Total expenses		136,901
Expense reduction	–	27,307
Net expenses	–	109,594
Net investment income		792,807

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(286,935)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	1,819,657
Net realized and unrealized gains		1,532,722
Increase in net assets resulting from operations		$2,325,529
See financial notes
Schwab Municipal Bond Funds | Semiannual Report59

Schwab Opportunistic Municipal Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/23-2/29/24		9/1/22-8/31/23
Net investment income		$792,807	$2,536,704 [1]
Net realized losses		(286,935)	(4,073,435)
Net change in unrealized appreciation (depreciation)	+	1,819,657	1,875,831
Increase in net assets resulting from operations		$2,325,529	$339,100

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($916,795 )	($2,494,917 )[1]

TRANSACTIONS IN FUND SHARES
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,662,569	$23,717,362	2,144,718	$19,213,326
Shares reinvested		59,525	524,897	163,840	1,460,659
Shares redeemed	+	(1,358,477)	(11,986,159)	(2,903,398)	(25,827,457)
Net transactions in fund shares		1,363,617	$12,256,100	(594,840)	($5,153,472 )

SHARES OUTSTANDING AND NET ASSETS
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,685,402	$41,278,941	5,280,242	$48,588,230
Total increase (decrease)	+	1,363,617	13,664,834	(594,840)	(7,309,289)
End of period		6,049,019	$54,943,775	4,685,402	$41,278,941

[1]	Includes a special payment of past due interest income received from defaulted securities (see financial note 2(d) for additional information).
See financial notes
60Schwab Municipal Bond Funds | Semiannual Report

Schwab Municipal Bond Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB INVESTMENTS
Schwab Tax-Free Bond Fund	Schwab U.S. Aggregate Bond Index Fund
Schwab California Tax-Free Bond Fund	Schwab Short-Term Bond Index Fund
Schwab Opportunistic Municipal Bond Fund	Schwab 1000 Index® Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab Global Real Estate Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
• Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of
Schwab Municipal Bond Funds | Semiannual Report61

Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of February 29, 2024, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued
62Schwab Municipal Bond Funds | Semiannual Report

Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Debt securities may be placed on non-accrual status and set to accrue at a rate of interest less than the contractual coupon or have the interest receivable written off when the collection of all or a portion of interest has become doubtful.
The Schwab Opportunistic Municipal Bond Fund holds Southcentral Minnesota Multi-County Housing and Redevelopment Authority (Southcentral) bonds which were received in-kind by the Wasmer Schroeder High Yield Municipal Fund (predecessor fund) in 2014 when the predecessor fund commenced investment operations. The Southcentral bonds were purchased as distressed debt instruments in default (as the bonds were not making full payments of interest and principal when due at the time of purchase) prior to the transfer in-kind to the predecessor fund. During the period  ended August 31, 2023, the underlying properties that represented collateral for the Southcentral bonds were sold; the proceeds from the sale of collateral were collected by the bond trustee which resulted in a distribution payment to bondholders. The fund received an aggregate distribution payment of $3,817,109 for past due interest coupons and principal payments. The distribution consisted of past due unpaid interest income of  $1,116,060, and the fund’s shareholders received an income distribution payment of the past due interest income in April 2023 in the amount of $1,116,060 which represented $0.27 per share on record date.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds, except Schwab Opportunistic Municipal Bond Fund, declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The Schwab Opportunistic Municipal Bond Fund declares and pays its dividends on the last business day of every month, based on its determination of net investment income, if any. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
Schwab Municipal Bond Funds | Semiannual Report63

Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the U.S. Securities and Exchange Commission (SEC) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Credit and Liquidity Enhancements:
A portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and/or provide liquidity to the purchaser. At February 29, 2024, as a percentage of the total assets, 12% of the Schwab Tax-Free Bond Fund and 16% of the Schwab Opportunistic Municipal Bond Fund assets had credit and/or liquidity enhancements, with no single entity providing greater than 10%. Schwab California Tax-Free Bond Fund held less than 10% of total assets in these types of securities.

4. Risk Factors:
The funds invest primarily in investment-grade municipal bond securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Management Risk. As actively managed mutual funds, the funds are subject to the risk that their investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. The funds’ investment adviser applies its own investment techniques and risk analyses in making investment decisions for each fund, but there can be no guarantee that they will produce the desired results.
Investment Style Risk. The funds are not designed to offer substantial capital appreciation. In exchange for its goal of capital preservation, a fund may offer lower long-term performance than stock investments or certain other types of bond investments. A fund’s emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond investments, particularly those that take greater maturity and credit risks. At the same time, some of the funds’ investments may have greater risks than investments in some taxable bonds.
Municipal Securities Risk. The funds primarily invest in municipal securities whose interest, in the opinion of the issuers’ counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the funds guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (IRS) will agree with such counsel’s opinion. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could be taxable. To the extent
64Schwab Municipal Bond Funds | Semiannual Report

Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

4. Risk Factors (continued):
that a fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. In addition, many municipal securities are issued to finance specific projects (especially those relating to education, health care, transportation and utilities) and conditions in those sectors can affect the overall municipal market. National governmental actions, such as the elimination of tax-exempt status, or the reduction of financial support to municipalities, also could affect performance. Municipalities continue to experience difficulties in the current economic and political environment.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates generally causes a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which a fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the funds to lose money or underperform. The funds could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Liquidity Risk. The funds may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the funds may have to sell them at a loss.
High-Yield Risk. High-yield securities and unrated securities of similar credit quality (junk bonds) are subject to greater levels of credit and liquidity risks, and may be more volatile than higher-rated securities. High-yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Prepayment and Extension Risk. Certain fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause a fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause a fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt a fund’s performance.
Derivatives Risk. Currently, the only type of derivatives the funds invest in is futures. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, credit risk, market risk and management risk, are discussed elsewhere in this section. A fund’s use of futures is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable futures transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular future may be valued incorrectly. Correlation risk is the risk that changes in the value of the future may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of futures may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. However, these risks are less severe when a fund uses derivatives for hedging rather than to enhance the fund’s returns or as a substitute for a position or security. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules. A fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Distressed or Defaulted Securities Risk. Investments in defaulted securities and obligations of distressed issuers, including securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks in addition to the risks of investing in high-yield debt securities. A fund’s share price may decline if the reorganization or restructuring is not completed as anticipated. A fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. Repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties. A fund could lose its entire investment in such securities.
Schwab Municipal Bond Funds | Semiannual Report65

Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

4. Risk Factors (continued):
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for a fund to sell these bonds.
Zero Coupon Securities Risk. While interest payments are not made on such securities, holders of such securities are deemed to have received income annually, notwithstanding that cash may not be received currently. Some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds.
California State-Specific Risk. Because the Schwab California Tax-Free Bond Fund concentrates its investments in California municipal securities, the fund may be affected significantly by economic, regulatory, social or political developments affecting the ability of California issuers to pay interest or repay principal.
Taxable Investments Risk. A fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax and in securities whose interest is subject to the AMT. These investments could generate taxable income for shareholders.
Portfolio Turnover Risk. The Schwab Opportunistic Municipal Bond Fund buys and sells portfolio securities actively. This may cause the fund’s portfolio turnover rate and transaction costs to rise, which may lower the fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.22% of each fund’s average daily net assets.
For its advisory and administrative services to the Schwab Opportunistic Municipal Bond Fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.40% of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds, except the Schwab Opportunistic Municipal Bond Fund. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares, excluding the Schwab Opportunistic Municipal Bond Fund, are subject to an annual shareholder servicing fee up to 0.15%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
The investment adviser and its affiliates have made an additional agreement  with the funds, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) to 0.38% for Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund, and 0.50% for the Schwab Opportunistic Municipal Bond Fund.
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Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 29, 2024, the funds had no direct security transactions with other funds in the Fund Complex.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility),  which matured on September 28, 2023. On September 28, 2023, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 28, 2023. On September 28, 2023, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 29, 2024, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES/MATURITIES OF SECURITIES
Schwab Tax-Free Bond Fund	$407,548,793	$349,523,207
Schwab California Tax-Free Bond Fund	203,040,227	169,750,944
Schwab Opportunistic Municipal Bond Fund	60,774,470	47,635,808
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Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

 9. Federal Income Taxes:
As of February 29, 2024, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Tax-Free Bond Fund	$608,609,160	$11,331,039	($5,764,691 )	$5,566,348
Schwab California Tax-Free Bond Fund	432,371,652	6,686,063	(4,020,905)	2,665,158
Schwab Opportunistic Municipal Bond Fund	56,693,057	1,270,484	(403,066)	867,418

Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2023, the funds had capital loss carryforwards available as follows:

Schwab Tax-Free Bond Fund	$27,643,901
Schwab California Tax-Free Bond Fund	17,349,999
Schwab Opportunistic Municipal Bond Fund	4,815,277
The Schwab Opportunistic Municipal Bond Fund had a shareholder ownership change during the period ended August 31, 2023, which limits the availability of capital loss carryforwards to offset potential future capital gains. In addition to the available capital loss carryforward disclosed above for the Schwab Opportunistic Municipal Bond Fund, there are additional capital loss carryforwards as of the ownership change date in the amount of $2,847,176, the availability of those losses will be limited to $1,158,839 annually.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 29, 2024.  The tax basis components of distributions paid during the fiscal year ended August 31, 2023 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME
Schwab Tax-Free Bond Fund	$16,403,324	$—
Schwab California Tax-Free Bond Fund	10,379,368	—
Schwab Opportunistic Municipal Bond Fund	2,493,536	1,381
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of August 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended August 31, 2023, the funds did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Municipal Bond Funds
Liquidity Risk Management Program  (unaudited)

The funds have adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The funds’ Board of Trustees (the “Board”) has designated the funds’ investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. The program is reasonably designed to assess and manage a fund’s liquidity risk, taking into consideration the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each fund’s investments is supported by third-party liquidity assessment vendors.
The funds’ Board reviewed a report at its meeting held on September 19, 2023 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2022, through May 31, 2023, which included individual fund liquidity risk metrics. The report summarized the operation of the program and the information and factors considered by the investment adviser in assessing whether the program has been adequately and effectively implemented with respect to a fund. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing each fund’s liquidity risk.
Schwab Municipal Bond Funds | Semiannual Report69

Schwab Municipal Bond Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Schwab Municipal Bond Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Co-Chairman of the
Board (July 2022 – present) and Director (Apr. 2006 – present), Charles
Schwab Bank, SSB; Co-Chairman of the Board (July 2022 – present) and
Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB;
Co-Chairman of the Board (July 2022 – present) and Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Manager
(Sept. 2023 – present), TD Ameritrade Holding LLC; Director
(Oct. 2020 – Aug. 2023), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Schwab Municipal Bond Funds | Semiannual Report71

Schwab Municipal Bond Funds
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment
Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), President (Oct. 2023 – present), (Chief
Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and
President (Oct. 2022 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive
Officer (Sept. 2023 – present), President (Oct. 2023 – present), Chief Investment Officer
(June 2011 – present) and Vice President (June 2011 – Sept. 2023), Schwab Funds, Laudus
Trust and Schwab ETFs.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present), Chief Operating Officer (Oct. 2023 – present), Managing
Director (Mar. 2023 – present) and Vice President (Oct. 2013 – Mar. 2023), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director
(May 2022 – present) and Vice President (Apr. 2022 – May 2022), Charles Schwab & Co., Inc.

Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Chief Investment Officer (Oct. 2023 – present) and Vice President (Feb. 2018 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023 – present),
Chief Investment Officer (Oct. 2023 – present), and Senior Vice President
(Oct. 2012 – Mar. 2023), Charles Schwab Investment Management, Inc.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Senior Vice President (Jan. 2020 – Mar. 2023) and
Chief Investment Officer (Jan. 2020 – present) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present), Managing Director (Mar. 2023 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (Aug. 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
72Schwab Municipal Bond Funds | Semiannual Report

Schwab Municipal Bond Funds
Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.
Bloomberg California Municipal 3-15 Year Blend Index An index that measures the performance of U.S. tax exempt bonds issued in the State of California with maturities greater than or equal to three years and less than fifteen years that have par value of at least $7 million. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The securities in the index must be rated investment grade. The index is rebalanced at each month-end. At each rebalancing, cash is effectively reinvested into the return universe for the following month.
Bloomberg Municipal 3-15 Year Blend Index An index that measures the performance of U.S. tax exempt bonds with maturities greater than or equal to three years and less than fifteen years that have par value of at least $7 million. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The securities in the index must be rated investment grade. The index is rebalanced at each month-end. At each rebalancing, cash is effectively reinvested into the return universe for the following month.
Bloomberg Municipal Bond Index An index that measures the performance of U.S. tax exempt bonds that have par value of at least $7 million. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The securities in the index must be rated investment grade. The index is rebalanced at each month-end. At each rebalancing, cash is effectively reinvested into the return universe for the following month.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.
coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.
credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

Credit Ratings
Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

Schwab Municipal Bond Funds | Semiannual Report73

Schwab Municipal Bond Funds
credit quality The capacity of an issuer to make its interest and principal payments. See chart below.
credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.
duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.
interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.
market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”
maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.
muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
refunded bond A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.
restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.
S&P California AMT-Free Municipal Bond Index A broad, comprehensive market value-weighted index designed to measure the performance of investment-grade tax-exempt bonds issues within California.
section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
taxable equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.
74Schwab Municipal Bond Funds | Semiannual Report

Notes

Schwab Municipal Bond Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2024 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares if the Fund’s Board determines that the fee is in the best interests of the Fund. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13481-27
00297767

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements and financial highlights are included as part of the report to shareholders filed under Item 1 of this Form.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 1 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Not applicable.

	(3)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab Taxable Bond Funds and Schwab Municipal Bond Funds

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer

Date:	April 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer

Date:	April 16, 2024

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer

Date:	April 16, 2024